                                                       -------------------------
                          UNITED STATES                      OMB APPROVAL
                SECURITIES AND EXCHANGE COMMISSION     -------------------------
                      Washington, D.C. 20549           OMB Number: 3235-0570
                                                       Expires: Nov. 30, 2005
                                                       Estimated average
                                                       burden hours per
                                                       response: 5.0
                                                       -------------------------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-7332
                                      ------------------------------------------

Barclays Global Investors Funds
--------------------------------------------------------------------------------
          (Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA                             94105
--------------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

CT Corporation
1209 Orange Street, Wilmington, New Castle County, Delaware 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 597-2000
                                                     --------------------------

Date of fiscal year end:    12/31/2003
                          ---------------------------

Date of reporting period:    01/01/2003 - 06/30/2003
                           ---------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders
SEMI-ANNUAL REPORT
June 30, 2003


                         INSTITUTIONAL MONEY MARKET FUND
                         PRIME MONEY MARKET FUND


                                                 BARCLAYS GLOBAL INVESTORS FUNDS

TO OUR SHAREHOLDERS

    The first half of the 2003 fiscal year was marked with continued volatility. Highlights from the six-month period include:

    . Ongoing tension in the Middle East ultimately culminated with a U.S.-led invasion of Iraq.

    . Driven by war in Iraq, oil prices spiked to nearly $40 per barrel.

    . Indications of a brief and victorious conflict in Iraq spurred a market rally: on March 21, the Dow Jones Industrial Average closed at 8,521, after gaining nearly 1,000 points in just seven trading days.

    . Signs of economic recovery remained murky, as unemployment levels climbed to levels not seen in nine years.

    . The Federal Reserve Board lowered short-term interest rates once during the reporting period, bringing the federal funds rate to 1.00%, its lowest level in 45 years.

    As we look back on another period of market volatility, we urge investors to maintain a long-term perspective when making investment decisions. While one Fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your individual objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings.

    The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

BARCLAYS GLOBAL INVESTORS FAMILY OF FUNDS                            AUGUST 2003

TABLE OF CONTENTS

To Our Shareholders .........................................  1
Managers' Discussion and Analysis ...........................  2

BARCLAYS GLOBAL INVESTORS FUNDS
  Financial Statements ......................................  4
  Financial Highlights ......................................  6
  Notes to the Financial Statements .........................  8

MASTER INVESTMENT PORTFOLIO
  Schedules of Investments .................................. 11
    Money Market Master Portfolio ........................... 11
    Prime Money Market Master Portfolio ..................... 14
  Financial Statements ...................................... 16
  Notes to the Financial Statements ......................... 17

MANAGERS' DISCUSSION & ANALYSIS

                         INSTITUTIONAL MONEY MARKET FUND
                            PERFORMANCE AS OF 6/30/03

--------------------------------------------------------------------------------
                                 SEVEN-DAY YIELD
--------------------------------------------------------------------------------
Institutional Money Market Fund                     Aon Captives Shares    0.99%
                                                   Institutional Shares    1.09%
                                                         Service Shares    1.04%
--------------------------------------------------------------------------------

The seven-day yield is an annualized yield for the seven-day period ended June 30, 2003. "Annualized yield" refers to the interest you would earn if you held a share of the Institutional Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

    The Institutional Money Market Fund (the "Fund") seeks a high level of income consistent with liquidity and the preservation of capital, by investing in high-quality, short-term government, bank and corporate debt.

    Weak economic growth, sluggish job markets, and a fear of deflation persisted throughout the six-month reporting period, eventually persuading the Federal Reserve Board (the "Fed") into lowering short-term interest rates by 0.25% to 1.00% in late June. The Federal Open Market Committee, the Fed's panel that decides interest rate policy, moved to a bias towards lowering interest rates, keeping the door open for further interest rate cuts.

    Early in the reporting period, the middle of the money market yield curve began to invert, incorporating an increasing chance of a rate cut in the near future. At that time, the Fund executed a "barbell" strategy, purchasing both securities in the one to two month sector and securities in the one-year sector all at yields close to the current Fed target rate. This barbell strategy not only provided more than enough liquidity for client outflows, but also benefited the Fund's yield. Because of this strategy, the Fund held a longer-weighted average maturity and maintained consistent performance.

    In the second quarter of 2003, the Fund shortened its weighted-average maturity to between 45 and 55 days by investing mainly in 90-180 day fixed rate securities. The portfolio allocation to floating rate notes increased as the Fund added additional asset-backed securities. The exposure to asset-backed securities aided the Fund's diversification as well as enhanced its yield. The Fund benefited by executing this strategy ahead of the Fed's June meeting. As the second quarter progressed, many securities began to incorporate a greater amount of interest rate easing than expected. By limiting the Fund's exposure to the investments yielding below 1.00%, the Fund's performance did not drop significantly, but remained consistent throughout the quarter.

    Lower oil prices, accommodative monetary policy, and upcoming tax cuts have given consumers hope for a meaningful recovery in the U.S. economy, though the timing and extent of that improvement remains uncertain. The Fund will continue to watch for clear signs of an economic turnaround while seeking opportunities on the yield curve.

The Institutional Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

MANAGERS' DISCUSSION & ANALYSIS

                             PRIME MONEY MARKET FUND
                            PERFORMANCE AS OF 6/30/03

--------------------------------------------------------------------------------
                                 SEVEN-DAY YIELD
--------------------------------------------------------------------------------
Prime Money Market Fund                            Institutional Shares    1.18%
                                                         Service Shares    1.13%
--------------------------------------------------------------------------------

The seven-day yield is an annualized yield for the seven-day period ended June 30, 2003. "Annualized yield" refers to the interest you would earn if you held a share of the Prime Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

    The Prime Money Market Fund (the "Fund") seeks a high level of income consistent with liquidity and the preservation of capital, by investing in high-quality, short-term government, bank and corporate debt. The Fund commenced operations on April 16, 2003.

    The successful invasion of Iraq led to a modest rebound in consumer confidence early on in the second quarter of 2003. The realization of economic conditions having yet to improve substantially weighed heavily on Federal Reserve Board (the "Fed") officials as time progressed. Weak economic growth, sluggish job markets, and a fear of deflation eventually persuaded the Fed into lowering short-term interest rates by 0.25% to 1.00% in late June. The Federal Open Market Committee, the Fed's panel that decides interest rate policy, moved to a bias towards lowering interest rates, keeping the door open for further interest rate cuts.

    The Fund maintained a weighted average maturity between 45 and 55 days by investing mainly in 90-180 day fixed rate securities. The portfolio allocation to floating rate notes increased as the Fund added additional asset-backed securities. The exposure to asset-backed securities aided the Fund's diversification as well as enhanced its yield. The Fund benefited by executing this strategy ahead of the Fed meeting.

    As the second quarter of 2003 progressed, many securities began to incorporate a greater amount of interest rate easing than expected. By limiting the Fund's exposure to investments yielding below 1.00%, the Fund's performance did not drop significantly, but remained consistent throughout the quarter.

    Lower oil prices, accommodative monetary policy, and upcoming tax cuts have given consumers hope for a meaningful recovery in the U.S. economy, though the timing and extent of that improvement remains uncertain. The Fund will continue to watch for clear signs of an economic turnaround while seeking opportunities on the yield curve.

The Prime Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                          INSTITUTIONAL MONEY MARKET FUND  PRIME MONEY MARKET FUND
                                          -------------------------------  -----------------------
ASSETS
Investments:
  In corresponding Master Portfolio, at
   value (Note 1)                         $                 3,852,338,704  $         1,715,353,094
                                          -------------------------------  -----------------------
Total Assets                                                3,852,338,704            1,715,353,094
                                          -------------------------------  -----------------------
LIABILITIES
Payables:
  Distribution to shareholders                                  3,291,878                1,527,503
  Administration fees (Note 2)                                    130,764                    1,456
                                          -------------------------------  -----------------------
Total Liabilities                                               3,422,642                1,528,959
                                          -------------------------------  -----------------------
NET ASSETS                                $                 3,848,916,062  $         1,713,824,135
                                          ===============================  =======================
NET ASSETS CONSIST OF:
  Paid-in capital                         $                 3,848,916,015  $         1,713,824,122
  Undistributed net investment income                                  47                       13
                                          -------------------------------  -----------------------
NET ASSETS                                $                 3,848,916,062  $         1,713,824,135
                                          ===============================  =======================
AON CAPTIVES SHARES
  Net Assets                              $                    18,695,944  $                    --
                                          ===============================  =======================
  Shares outstanding                                           18,695,944                       --
                                          ===============================  =======================
  Net asset value and offering price per
   share                                  $                          1.00  $                    --
                                          ===============================  =======================
INSTITUTIONAL SHARES
  Net Assets                              $                 3,630,115,025  $         1,650,314,930
                                          ===============================  =======================
  Shares outstanding                                        3,630,115,025            1,650,314,918
                                          ===============================  =======================
  Net asset value and offering price per
   share                                  $                          1.00  $                  1.00
                                          ===============================  =======================
SERVICE SHARES
  Net Assets                              $                   200,105,093  $            63,509,205
                                          ===============================  =======================
  Shares outstanding                                          200,105,093               63,509,204
                                          ===============================  =======================
  Net asset value and offering price per
   share                                  $                          1.00  $                  1.00
                                          ===============================  =======================

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                          INSTITUTIONAL MONEY MARKET FUND  PRIME MONEY MARKET FUND/(1)/
                                          -------------------------------  ----------------------------
NET INVESTMENT INCOME ALLOCATED FROM
 CORRESPONDING MASTER PORTFOLIO
  Interest                                $                    23,911,497  $                  3,282,087
  Expenses                                                     (1,745,921)                           --/(2)/
                                          -------------------------------  ----------------------------
Net investment income allocated from
 corresponding Master Portfolio                                22,165,576                     3,282,087
                                          -------------------------------  ----------------------------
FUND EXPENSES (NOTE 2)
  Administration fees                                             353,760                        54,001
  Distribution fees - Aon Captives
   Shares                                                           5,169                            --
                                          -------------------------------  ----------------------------
Total fund expenses                                               358,929                        54,001
Less administration fees waived                                        --                       (52,545)
                                          -------------------------------  ----------------------------
Total net expenses                                                358,929                         1,456
                                          -------------------------------  ----------------------------
Net investment income                                          21,806,647                     3,280,631
                                          -------------------------------  ----------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM CORRESPONDING
 MASTER PORTFOLIO
  Net realized gain                                                14,779                         1,531
                                          -------------------------------  ----------------------------
Net gain on investments                                            14,779                         1,531
                                          -------------------------------  ----------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $                    21,821,426  $                  3,282,162
                                          ===============================  ============================

/(1)/ For the period from April 16, 2003 (commencement of operations) to June 30, 2003.
/(2)/   Net of advisory fee waivers in the amount of $260,969.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         INSTITUTIONAL MONEY MARKET FUND  PRIME MONEY MARKET FUND
                                      ----------------------------------  -----------------------
                                                                                   FOR THE PERIOD
                                          FOR THE SIX                         APRIL 16, 2003/(1)/
                                         MONTHS ENDED            FOR THE                       TO
                                        JUNE 30, 2003         YEAR ENDED            JUNE 30, 2003
                                          (Unaudited)  DECEMBER 31, 2002              (Unaudited)
                                      ---------------  -----------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net investment income               $    21,806,647  $      35,407,262  $             3,280,631
  Net realized gain                            14,779              6,051                    1,531
                                      ---------------  -----------------  -----------------------
Net increase in net assets
 resulting from operations                 21,821,426         35,413,313                3,282,162
                                      ---------------  -----------------  -----------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Aon Captives Shares                       (58,682)           (16,937)                      --
    Institutional Shares                  (21,648,519)       (35,390,319)              (3,246,397)
    Service Shares                            (99,446)                (6)                 (34,221)
                                      ---------------  -----------------  -----------------------
                                          (21,806,647)       (35,407,262)              (3,280,618)
                                      ---------------  -----------------  -----------------------
  From net realized gain:
    Aon Captives Shares                           (36)                --                       --
    Institutional Shares                      (14,743)            (6,051)                  (1,480)
    Service Shares                                 --                 --                      (51)
                                      ---------------  -----------------  -----------------------
                                              (14,779)            (6,051)                  (1,531)
                                      ---------------  -----------------  -----------------------
Total distributions to shareholders       (21,821,426)       (35,413,313)              (3,282,149)
                                      ---------------  -----------------  -----------------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Aon Captives Shares                      10,484,525          8,205,801                       --
  Institutional Shares                    302,463,243      2,125,271,154            1,650,314,918
  Service Shares                          200,100,093              5,000               63,509,204
                                      ---------------  -----------------  -----------------------
Net increase in net assets
 resulting from capital share
 transactions                             513,047,861      2,133,481,955            1,713,824,122
                                      ---------------  -----------------  -----------------------
Increase in net assets                    513,047,861      2,133,481,955            1,713,824,135

NET ASSETS:
Beginning of period                     3,335,868,201      1,202,386,246                       --
                                      ---------------  -----------------  -----------------------
End of period                         $ 3,848,916,062  $   3,335,868,201  $         1,713,824,135
                                      ===============  =================  =======================
Undistributed net investment income
 included in net assets at end of
 period                               $            47  $              47  $                    13
                                      ===============  =================  =======================

/(1)/   Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                                           AON CAPTIVES SHARES
                               -----------------------------------------------------------------------------------------------
                                         SIX
                                MONTHS ENDED
                               JUN. 30, 2003          YEAR ENDED           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                 (Unaudited)       DEC. 31, 2002        DEC. 31, 2001       DEC. 31, 2000   DEC. 31, 1999/(1)/
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $        1.00       $        1.00       $         1.00       $        1.00   $             1.00
                               -------------       -------------       --------------       -------------   ------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                 0.01                0.02                 0.04                0.06                 0.02
  Net realized and
   unrealized gain                      0.00/(4)/             --                   --                  --                   --
                               -------------       -------------       --------------       -------------   ------------------
TOTAL FROM INVESTMENT
 OPERATIONS                             0.01                0.02                 0.04                0.06                 0.02
                               -------------       -------------       --------------       -------------   ------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                (0.01)              (0.02)               (0.04)              (0.06)               (0.02)
  Net realized gain                    (0.00)/(4)/            --                   --                  --                   --
                               -------------       -------------       --------------       -------------   ------------------
TOTAL DISTRIBUTIONS                    (0.01)              (0.02)               (0.04)              (0.06)               (0.02)
                               -------------       -------------       --------------       -------------   ------------------
NET ASSET VALUE, END OF
 PERIOD                        $        1.00       $        1.00       $         1.00       $        1.00   $             1.00
                               =============       =============       ==============       =============   ==================
TOTAL RETURN                            0.58%/(2)/          1.70%                4.12%               6.46%                2.22%/(2)/
                               =============       =============       ==============       =============   ==================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)               $      18,696       $       8,211       $            6       $           5   $                5
  Ratio of expenses to
   average net assets/(3)/              0.22%               0.22%                0.24%               0.22%                0.09%
  Ratio of net investment
   income to average net
   assets/(3)/                          1.13%               1.42%                4.06%               6.22%                2.95%

                                                                                                          INSTITUTIONAL SHARES
                               -----------------------------------------------------------------------------------------------
                                         SIX
                                MONTHS ENDED
                               JUN. 30, 2003          YEAR ENDED           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                 (Unaudited)       DEC. 31, 2002        DEC. 31, 2001       DEC. 31, 2000   DEC. 31, 1999/(1)/
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $       1.00        $        1.00       $         1.00       $        1.00   $             1.00
                               -------------       -------------       --------------       -------------   ------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                 0.01                0.02                 0.04                0.06                 0.02
  Net realized and
   unrealized gain                      0.00/(4)/             --                   --                  --                   --
                               -------------       -------------       --------------       -------------   ------------------
TOTAL FROM INVESTMENT
 OPERATIONS                             0.01                0.02                 0.04                0.06                 0.02
                               -------------       -------------       --------------       -------------   ------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                (0.01)              (0.02)               (0.04)              (0.06)               (0.02)
  Net realized gain                    (0.00)/(4)/         (0.00)/(4)/          (0.00)/(4)/            --                   --
                               -------------       -------------       --------------       -------------   ------------------
TOTAL DISTRIBUTIONS                    (0.01)              (0.02)               (0.04)              (0.06)               (0.02)
                               -------------       -------------       --------------       -------------   ------------------
NET ASSET VALUE, END OF
 PERIOD                        $        1.00       $        1.00       $         1.00       $        1.00   $             1.00
                               =============       =============       ==============       =============   ==================
TOTAL RETURN                            0.63%/(2)/          1.83%                4.23%               6.55%                2.26%/(2)/
                               =============       =============       ==============       =============   ==================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)               $   3,630,115       $   3,327,652       $    1,202,381       $      16,035   $                5
  Ratio of expenses to
   average net assets/(3)/              0.12%               0.12%                0.12%               0.12%                0.07%
  Ratio of net investment
   income to average net
   assets/(3)/                          1.24%               1.77%                3.04%               6.60%                2.97%

                                                                  SERVICE SHARES
                                          --------------------------------------
                                                    SIX
                                           MONTHS ENDED
                                          JUN. 30, 2003             PERIOD ENDED
                                            (Unaudited)       DEC. 31, 2002/(5)/
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $        1.00       $             1.00
                                          -------------       ------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.01                     0.00/(4)/
  Net realized and unrealized gain                 0.00/(4)/                  --
                                          -------------       ------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.01                     0.00/(4)/
                                          -------------       ------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           (0.01)                   (0.00)/(4)/
  Net realized gain                               (0.00)/(4)/                 --
                                          -------------       ------------------
TOTAL DISTRIBUTIONS                               (0.01)                   (0.00)/(4)/
                                          -------------       ------------------
NET ASSET VALUE, END OF PERIOD            $        1.00       $             1.00
                                          =============       ==================
TOTAL RETURN/(2)/                                  0.60%                    0.11%
                                          =============       ==================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)        $     200,105       $                5
  Ratio of expenses to average net
   assets/(3)/                                     0.17%                    0.25%
  Ratio of net investment income to
   average net assets/(3)/                         1.10%                    1.51%

/(1)/ Period from August 4, 1999 (commencement of operations) to December 31, 1999.
/(2)/   Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
/(4)/   Rounds to less than $0.01.
/(5)/ Period from December 2, 2002 (commencement of operations) to December 31, 2002.

The accompanying notes are an integral part of these financial statements.

PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    INSTITUTIONAL SHARES
                                                    --------------------
                                                            PERIOD ENDED
                                                           JUN. 30, 2003
                                                        (Unaudited)/(3)/
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $               1.00
                                                    --------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.00/(6)/
  Net realized and unrealized gain                                  0.00/(6)/
                                                    --------------------
TOTAL FROM INVESTMENT OPERATIONS                                    0.00/(6)/
                                                    --------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                            (0.00)/(6)/
  Net realized gain                                                (0.00)/(6)/
                                                    --------------------
TOTAL DISTRIBUTIONS                                                (0.00)/(6)/
                                                    --------------------
NET ASSET VALUE, END OF PERIOD                      $               1.00
                                                    ====================
TOTAL RETURN                                                        0.26%/(4)/
                                                    ====================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                  $          1,650,315
  Ratio of expenses to average net assets/(1)//(5)/                 0.00%
  Ratio of net investment income to average net
   assets/(2)//(5)/                                                 1.26%

                                                          SERVICE SHARES
                                                    --------------------
                                                            PERIOD ENDED
                                                           JUN. 30, 2003
                                                          (Unaudited)/(3)/
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $               1.00
                                                    --------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.00/(6)/
  Net realized and unrealized gain                                  0.00/(6)/
                                                    --------------------
TOTAL FROM INVESTMENT OPERATIONS                                    0.00/(6)/
                                                    --------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                            (0.00)/(6)/
  Net realized gain                                                (0.00)/(6)/
                                                    --------------------
TOTAL DISTRIBUTIONS                                                (0.00)/(6)/
                                                    --------------------
NET ASSET VALUE, END OF PERIOD                      $               1.00
                                                    ====================
TOTAL RETURN                                                        0.24%/(4)/
                                                    ====================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                  $             63,509
  Ratio of expenses to average net assets/(1)//(5)/                 0.05%
  Ratio of net investment income to average net
   assets/(2)//(5)/                                                 1.17%

/(1)/ The ratio of expenses to average net assets prior to waived fees was 0.12% and 0.17% for the Institutional and Service Shares, respectively.
/(2)/ The ratio of net investment income to average net assets prior to waived fees was 1.14% and 1.05% for the Institutional and Service Shares, respectively.
/(3)/   Period from April 16, 2003 (commencement of operations) to June 30,
        2003.
/(4)/   Not annualized.
/(5)/ Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
/(6)/   Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Barclays Global Investors Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware business trust effective January 11, 2002. The Trust currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, Prime Money Market, and S&P 500 Stock Funds, and the LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios.

    These financial statements relate only to the Institutional Money Market Fund (the "IMMF") and the Prime Money Market Fund (the "PMMF") (each, a "Fund", collectively the "Funds"). The IMMF offers three classes of shares: Aon Captives Shares, Institutional Shares and Service Shares. The PMMF offers two classes of shares: Institutional Shares and Service Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Service Shares bear a higher administration fee than the other two classes, and the Aon Captives Shares bear distribution fees.

    The following significant accounting policies are consistently followed by the Funds in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENT POLICY AND SECURITY VALUATION

    The IMMF and PMMF each invests all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (each, a "Master Portfolio", collectively the "Master Portfolios"), respectively. Each Master Portfolio is a separate series of Master Investment Portfolio ("MIP") and has the same investment objectives as its corresponding Fund. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (88.30% and 100% for the Money Market and Prime Money Market Funds, respectively, as of June 30, 2003). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

    The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

    Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

    As of December 31, 2002, the components of distributable earnings on a tax basis for the IMMF were as follows: undistributed ordinary income of $47.

    The tax character of distributions paid during 2002 for the IMMF were as follows: ordinary income of $35,413,313.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2003.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as a sub-administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

    SEI Investments Distribution Company ("SEI") is the Funds' distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive a fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Institutional or Service Shares of the IMMF. SEI does not receive a fee from the PMMF for its distribution services. Prior to April 1, 2003, Stephens Inc. served as the Funds' distributor.

    The Trust has entered into an administration services arrangement with BGI who has agreed to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI, in consideration thereof, has agreed to bear all of the Funds ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. Under these arrangements, BGI is entitled to receive for these administration services a fee of 0.02% of the average daily net assets of the Aon Captives Shares and each Fund's Institutional Shares, and 0.07% of the average daily net assets of each Fund's Service Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the period ended June 30, 2003, BGI waived administration service fees of $51,962 and $583 of the Institutional and Service Shares of PMMF, respectively. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Funds.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the master portfolios of MIP and other investment companies managed by Barclays Global Fund Advisors, the Master Portfolios' investment advisor, may invest in the Institutional Shares of the Funds.

    Certain officers and trustees of the Trust are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3.  CAPITAL SHARE TRANSACTIONS

    As of June 30, 2003, there were an unlimited number of no par value shares of beneficial interest authorized.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    Transactions in capital shares for the Funds were as follows:

                                                 INSTITUTIONAL MONEY MARKET FUND
                                ----------------------------------------------------------------
                                        SIX MONTHS ENDED
                                         JUNE 30, 2003                      YEAR ENDED
                                          (Unaudited)                   DECEMBER 31, 2002
                                -------------------------------  -------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------
AON CAPTIVES SHARES
Shares sold                         19,248,317  $    19,248,317      10,995,000  $    10,995,000
Shares issued in reinvestments
 of dividends                           55,208           55,208           5,801            5,801
Shares redeemed                     (8,819,000)      (8,819,000)     (2,795,000)      (2,795,000)
                                --------------  ---------------  --------------  ---------------
Net increase                        10,484,525  $    10,484,525       8,205,801  $     8,205,801
                                ==============  ===============  ==============  ===============

INSTITUTIONAL SHARES
Shares sold                      8,600,574,019  $ 8,600,574,019   6,548,320,026  $ 6,548,320,026
Shares issued in reinvestments
 of dividends                        4,570,319        4,570,319       8,211,371        8,211,371
Shares redeemed                 (8,302,681,095)  (8,302,681,095) (4,431,260,243)  (4,431,260,243)
                                --------------  ---------------  --------------  ---------------
Net increase                       302,463,243  $   302,463,243   2,125,271,154  $ 2,125,271,154
                                ==============  ===============  ==============  ===============

SERVICE SHARES
Shares sold                        300,100,000  $   300,100,000           5,000  $         5,000
Shares issued in reinvestments
 of dividends                               93               93              --               --
Shares redeemed                   (100,000,000)    (100,000,000)             --               --
                                --------------  ---------------  --------------  ---------------
Net increase                       200,100,093  $   200,100,093           5,000  $         5,000
                                ==============  ===============  ==============  ===============

                                              PRIME MONEY MARKET FUND
                                          -------------------------------
                                                    PERIOD ENDED
                                                  JUNE 30, 2003/(1)/
                                                    (Unaudited)
                                          -------------------------------
                                                  SHARES           AMOUNT
-------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                                2,537,940,391  $ 2,537,940,391
Shares issued in reinvestments of
 dividends                                       374,528          374,528
Shares redeemed                             (888,000,001)    (888,000,001)
                                          --------------  ---------------
Net increase                               1,650,314,918  $ 1,650,314,918
                                          ==============  ===============

SERVICE SHARES
Shares sold                                   63,509,130  $    63,509,130
Shares issued in reinvestments of
 dividends                                            74               74
Shares redeemed                                       --               --
                                          --------------  ---------------
Net increase                                  63,509,204  $    63,509,204
                                          ==============  ===============

/(1)/   Period from April 16, 2003 (commencement of operations) to June 30,
        2003.

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 13.18%
--------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  1.05%,  07/28/03                   $    50,000,000   $        50,000,000
  1.24%,  05/17/04                        20,000,000            19,997,981
  1.25%,  07/15/03                        50,000,000            50,000,000
Chase Manhattan Bank USA
  1.27%,  07/23/03                        25,000,000            25,000,000
Citibank NA
  1.03%,  09/29/03                        25,000,000            25,000,000
  1.22%,  09/04/03                        25,000,000            25,000,000
  1.26%,  07/23/03                        75,000,000            75,000,000
Deutsche Bank AG
  1.30%,  07/08/03                        25,000,000            25,000,000
Societe Generale NA Inc.
  1.25%,  07/15/03                        25,000,000            25,000,000
Svenska Handelsbanken Inc.
  1.26%,  04/07/04                        50,000,000            49,996,146
  1.27%,  03/19/04                        25,000,000            24,997,306
  1.29%,  07/17/03                        50,000,000            50,000,000
Toronto-Dominion Bank
  1.25%,  03/17/04                        25,000,000            24,997,326
  1.51%,  11/12/03                        30,000,000            30,001,651
UBS AG
  1.24%,  03/17/04                        50,000,000            49,994,651
US Bank NA
  1.30%,  07/09/03                        25,000,000            25,000,000
--------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $574,985,061)                                           574,985,061
--------------------------------------------------------------------------

COMMERCIAL PAPER - 38.61%
--------------------------------------------------------------------------
Amstel Funding Corp.
  1.04%,  09/23/03                        50,000,000            49,878,667
  1.25%,  08/12/03                        15,000,000            14,978,125
  1.32%,  07/21/03                        20,000,000            19,985,333
  1.34%,  07/08/03                        15,000,000            14,996,091
Bank of America Corp.
  1.23%,  07/10/03                        25,000,000            24,992,313
Banque Generale du Luxembourg
  1.27%,  07/09/03                         9,067,000             9,064,441
  1.30%,  07/14/03                        23,000,000            22,989,203
  1.32%,  07/09/03                        10,000,000             9,997,078
Beta Finance Inc.
  1.30%,  07/15/03                        14,000,000            13,992,923
Dorada Finance Inc.
  1.30%,  07/17/03                        15,000,000            14,991,334
Edison Asset Securitization Corp.
  1.24%,  08/07/03                        25,000,000            24,968,139
Eureka Securitization Inc.
  1.23%,  08/05/03                        40,000,000            39,952,167
Falcon Asset Securitization Corp.
  1.05%,  07/23/03                        25,000,000            24,983,958
  1.25%,  08/08/03                        19,508,000            19,482,260
Florens Container Inc.
  1.27%,  07/22/03                        35,000,000            34,974,071
GE Financial Assurance Holdings
  1.00%,  08/01/03                        25,000,000            24,978,472
Greenwich Funding Corp.
  1.25%,  07/10/03                        15,000,000            14,995,312
Intrepid Funding Corp.
  1.24%,  07/15/03                        20,029,000            20,019,342
Jupiter Securities Corp.
  1.26%,  07/14/03                        25,000,000            24,988,625
K2 USA LLC
  1.00%,  08/08/03                        10,000,000             9,989,444
  1.25%,  07/09/03                        15,000,000            14,995,833
  1.33%,  07/03/03                        15,000,000            14,998,892
Kitty Hawk Funding Corp.
  1.00%,  07/21/03                        65,397,000            65,360,668
  1.04%,  09/12/03                        37,113,000            37,034,733
  1.06%,  08/15/03                        25,000,000            24,966,875
Liberty Street Funding Corp.
  1.07%,  07/17/03                        24,000,000            23,988,587
Loch Ness LLC
  1.19%,  07/10/03                        16,331,000            16,326,141
  1.20%,  07/10/03                        41,823,000            41,810,453
  1.27%,  07/15/03                        34,669,000            34,651,878
Moat Funding LLC
  1.04%,  09/26/03                        22,995,000            22,937,206
  1.15%,  07/02/03                        50,000,000            49,998,403
  1.24%,  07/16/03                        25,000,000            24,987,083
  1.24%,  08/19/03                        25,000,000            24,957,805
  1.26%,  07/18/03                        50,000,000            49,970,250
Park Avenue Receivables Corp.
  1.20%,  07/09/03                        15,058,000            15,053,984
  1.25%,  07/08/03                        51,063,000            51,050,589
Quincy Capital Corp.
  1.01%,  07/24/03                        25,000,000            24,983,868
  1.02%,  07/21/03                        61,201,000            61,166,319
Scaldis Capital LLC
  1.26%,  07/15/03                        20,000,000            19,990,200
  1.26%,  10/17/03                        17,762,000            17,694,860
  1.28%,  07/29/03/(1)/                   30,190,000            30,160,062
Sigma Finance Inc.
  1.05%,  09/03/03                        25,000,000            24,953,333
  1.23%,  09/05/03                        25,000,000            24,943,625
  1.27%,  08/26/03                        50,000,000            49,901,222
Societe Generale NA Inc.
  1.25%,  07/17/03                        25,000,000            24,986,056
Special Purpose Accounts Receivable
 Corp.
  1.02%,  09/12/03                        29,550,000            29,488,881
  1.18%,  07/08/03                        50,000,000            49,988,576
  1.20%,  07/08/03                        19,500,000            19,495,450
Svenska Handelsbanken Inc.
  1.00%,  07/07/03                        34,900,000            34,894,183
Thames Asset Global Securitization
 Inc.
  1.00%,  07/15/03                        12,293,000            12,288,219
  1.02%,  08/14/03                        22,278,000            22,250,227
  1.05%,  09/12/03                        17,646,000            17,608,429
  1.18%,  07/10/03                        16,777,000            16,772,051
  1.19%,  07/10/03                        16,777,000            16,772,009
  1.20%,  07/10/03                        17,285,000            17,279,815
  1.23%,  09/02/03                        15,577,000            15,543,470

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------
Toronto-Dominion Holding
 (USA) Inc.
  0.93%,  09/11/03                   $    50,000,000   $        49,907,000
UBS Finance (Delaware) Inc.
  0.99%,  07/21/03                        50,000,000            49,972,500
  1.03%,  07/11/03                        30,000,000            29,991,417
  1.05%,  07/07/03                        50,000,000            49,991,250
Windmill Funding Corp.
  1.05%,  08/21/03                        25,000,000            24,962,813
--------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,684,272,513)                                       1,684,272,513
--------------------------------------------------------------------------

MEDIUM TERM NOTES - 6.03%
--------------------------------------------------------------------------
Associates Corp. NA
  6.20%,  01/26/04                         7,000,000             7,193,012
Beta Finance Inc.
  1.50%,  11/12/03/(1)/                   20,000,000            20,000,000
Citigroup Inc.
  5.70%,  02/06/04                        30,000,000            30,774,537
Dorada Finance Inc.
  1.64%,  11/26/03/(1)/                   20,000,000            20,000,000
General Electric Capital Corp.
  5.38%,  04/23/04                        19,250,000            19,926,049
  6.27%,  07/23/03                        25,000,000            25,074,659
  6.75%,  09/11/03                         5,026,000             5,079,337
Goldman Sachs Group Inc.
  1.25%,  08/28/03                        25,000,000            25,000,000
  6.65%,  08/01/03/(1)/                    9,690,000             9,733,393
K2 USA LLC
  1.63%,  12/08/03/(1)/                   15,000,000            15,000,000
  1.64%,  11/26/03/(1)/                   15,000,000            15,000,000
Links Finance LLC
  1.47%,  11/18/03/(1)/                   10,000,000            10,000,000
  1.65%,  12/03/03/(1)/                   10,000,000            10,000,000
Merrill Lynch & Co. Inc.
  5.35%,  06/15/04                        17,914,000            18,641,690
Morgan Stanley
  5.63%,  01/20/04                         9,900,000            10,128,673
  6.13%,  10/01/03                         7,000,000             7,081,719
Regions Auto Receivables Trust
  1.19%,  03/15/04                        14,592,731            14,592,731
--------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $263,225,800)                                           263,225,800
--------------------------------------------------------------------------

TIME DEPOSITS - 4.58%
--------------------------------------------------------------------------
American Express Centurion Bank
  0.98%,  07/24/03                        75,000,000            75,000,000
DEPFA BANK PLC
  1.24%,  08/11/03                        20,000,000            20,000,000
ING Bank NV
  1.25%,  07/14/03                        30,000,000            30,000,000
Societe Generale NA Inc.
  1.41%,  07/01/03                        75,000,000            75,000,000
--------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $200,000,000)                                           200,000,000
--------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
 OBLIGATIONS - 0.78%
--------------------------------------------------------------------------
Federal National Mortgage
 Association
  4.00%,  08/15/03                        33,876,000            33,984,767
--------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
(Cost: $33,984,767)                                             33,984,767
--------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 34.35%
--------------------------------------------------------------------------
American Express Centurion Bank
  1.23%,  03/12/04                        50,000,000            50,000,000
Associates Corp. NA
  1.22%,  06/15/04                        15,000,000            14,996,791
Bank of America Corp.
  1.35%,  07/07/03                        15,000,000            15,000,204
Beta Finance Inc.
  1.01%,  09/25/03/(1)/                   50,000,000            49,999,411
  1.09%,  01/23/04/(1)/                   20,000,000            20,000,000
  1.23%,  09/15/03/(1)/                   25,000,000            25,003,104
Chase Manhattan Bank USA
  1.07%,  06/30/04                        20,000,000            20,000,000
Citigroup Global Markets Holdings
 Inc.
  1.21%,  06/17/04                         8,000,000             8,013,624
Credit Suisse First Boston
  1.26%,  09/04/03                        50,000,000            50,000,000
Deutsche Bank AG London
  1.34%,  09/02/03                        10,000,000            10,001,635
Dorada Finance Inc.
  1.06%,  05/14/04/(1)/                   30,000,000            29,998,697
  1.06%,  06/30/04/(1)/                   25,000,000            24,992,500
  1.08%,  09/15/03/(1)/                   25,000,000            25,000,000
  1.09%,  01/27/04/(1)/                   25,000,000            25,000,000
  1.14%,  03/15/04/(1)/                   20,000,000            19,998,582
First USA Bank
  1.50%,  07/21/04                        25,000,000            25,059,527
Fleet National Bank
  1.50%,  07/31/03                        10,000,000            10,001,267
General Electric Capital Corp.
  1.09%,  03/25/04/(1)/                   43,500,000            43,536,294
  1.11%,  01/28/04                        25,000,000            25,006,732
  1.43%,  04/22/04                        38,000,000            38,041,434
Goldman Sachs Group Inc.
  1.23%,  01/22/04                        45,000,000            45,048,005
  1.30%,  12/05/03                        25,000,000            25,000,000
  1.34%,  10/02/03/(1)/                   25,000,000            25,000,000
  1.54%,  08/18/03                        26,000,000            26,010,052
  1.94%,  02/11/04                        20,000,000            20,079,712

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------
Granite Mortgages PLC
  1.09%,  01/20/04                   $    65,625,000   $        65,624,826
HBOS Treasury Services PLC
  1.27%,  06/24/04/(1)/                   50,000,000            50,000,000
Holmes Financing PLC
  1.14%,  04/15/04                        50,000,000            50,000,000
K2 USA LLC
  1.01%,  11/26/03/(1)/                   25,000,000            25,000,000
  1.07%,  08/15/03/(1)/                   20,000,000            20,000,000
  1.08%,  03/15/04/(1)/                   15,000,000            15,000,000
  1.10%,  02/06/04/(1)/                   20,000,000            20,000,000
Links Finance LLC
  1.06%,  05/24/04/(1)/                   20,000,000            19,998,000
  1.06%,  06/21/04/(1)/                   25,000,000            24,997,575
  1.07%,  03/18/04/(1)/                   40,000,000            40,000,000
  1.09%,  09/30/03/(1)/                   25,000,000            25,000,000
  1.26%,  03/08/04/(1)/                   25,000,000            25,000,000
Merrill Lynch & Co. Inc.
  1.37%,  08/13/03                        13,525,000            13,527,054
  1.46%,  01/14/04                        17,000,000            17,019,714
Metropolitan Life Insurance Co.
 Funding Agreement
  1.41%,  07/18/03/(1)/                   25,000,000            25,000,000
Morgan Stanley
  1.16%,  09/19/03                        75,000,000            75,017,923
  1.54%,  08/07/03                        33,650,000            33,659,516
National City Bank
  1.31%,  11/14/03                        25,000,000            25,005,747
  1.41%,  07/22/03                        10,000,000            10,000,649
Nationwide Building Society
  1.36%,  07/23/03                        25,000,000            25,000,942
Permanent Financing PLC
  1.29%,  03/10/04                        78,000,000            78,000,000
Sigma Finance Inc.
  0.97%,  06/28/04/(1)/                   25,000,000            24,992,500
  1.23%,  06/15/04/(1)/                   25,000,000            24,996,250
Travelers Insurance Co.
  1.38%,  02/05/04/(1)/                   50,000,000            50,000,000
Winston Funding Ltd.
  1.32%,  04/23/04/(1)/                   45,000,000            45,000,000
--------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,498,628,267)                                       1,498,628,267
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.31%
--------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with a maturity value
 of $25,978,873 and an effective
 yield of 1.21%.                          25,978,000            25,978,000
Lehman Brothers Tri-Party Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with a maturity value
 of $50,001,875 and an effective
 yield of 1.35%.                          50,000,000            50,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with a maturity value
 of $25,000,833 and an effective
 yield of 1.20%.                          25,000,000            25,000,000
--------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $100,978,000)                                           100,978,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 99.84%
(Cost $4,356,074,408)                                        4,356,074,408
--------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.16 %                          6,710,214
--------------------------------------------------------------------------

NET ASSETS - 100.00%                                   $     4,362,784,622
==========================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 6.70%
--------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  1.05%,  07/28/03                   $    25,000,000   $        25,000,000
  1.24%,  05/17/04                        10,000,000             9,998,991
Chase Manhattan Bank USA
  1.25%,  07/23/03                        15,000,000            15,000,000
Citibank NA
  1.03%,  09/29/03                        25,000,000            25,000,000
  1.22%,  09/04/03                        25,000,000            25,000,000
  1.26%,  07/23/03                        15,000,000            15,000,000
--------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $114,998,991)                                           114,998,991
--------------------------------------------------------------------------

COMMERCIAL PAPER - 47.63%
--------------------------------------------------------------------------
Amstel Funding Corp.
  1.24%,  08/14/03                         9,709,000             9,694,285
  1.25%,  08/12/03                        10,000,000             9,985,417
  1.27%,  07/28/03                        15,000,000            14,985,713
  1.28%,  07/21/03                        10,000,000             9,992,889
Amsterdam Funding Corp.
  1.25%,  07/01/03                        25,000,000            25,000,000
Bank of America Corp.
  1.23%,  07/10/03                        25,000,000            24,992,313
Banque Generale du Luxembourg
  1.23%,  08/11/03                        10,000,000             9,985,992
DEPFA BANK PLC
  1.25%,  07/23/03                         8,103,000             8,096,810
Edison Asset Securitization Corp.
  1.20%,  08/22/03                        19,419,000            19,385,340
  1.24%,  07/22/03                        30,000,000            29,978,300
  1.25%,  07/23/03                        10,000,000             9,992,361
Eureka Securitization Inc.
  1.23%,  08/05/03                        10,000,000             9,988,042
Falcon Asset Securitization Corp.
  1.05%,  07/23/03                        24,000,000            23,984,600
  1.25%,  07/15/03                        11,000,000            10,994,652
Florens Container Inc.
  1.27%,  07/23/03                        15,000,000            14,988,359
Fortis Funding LLC
  1.24%,  10/22/03                        10,000,000             9,961,077
GE Capital Services Inc.
  1.25%,  07/17/03                        15,000,000            14,991,666
GE Financial Assurance Holdings
  1.00%,  08/01/03                        25,000,000            24,978,472
General Electric Capital Corp.
  0.97%,  08/11/03                         8,900,000             8,890,168
Greenwich Funding Corp.
  1.25%,  07/10/03                        10,000,000             9,996,875
K2 USA LLC
  1.00%,  07/24/03                         5,000,000             4,996,806
  1.00%,  08/15/03                         8,200,000             8,189,750
  1.03%,  07/17/03                         6,080,000             6,077,215
  1.25%,  07/09/03                        15,000,000            14,995,833
Kitty Hawk Funding Corp.
  1.04%,  09/12/03                        25,000,000            24,947,278
  1.06%,  08/15/03                        25,000,000            24,966,875
Liberty Street Funding Corp.
  1.06%,  07/21/03/(1)/                   12,649,000            12,641,551
  1.25%,  07/02/03                        10,000,000             9,999,653
Loch Ness LLC
  1.25%,  07/29/03                        34,866,000            34,832,103
Moat Funding LLC
  1.04%,  09/26/03                        10,000,000             9,974,867
  1.21%,  09/05/03                        25,000,000            24,944,542
  1.24%,  08/19/03                        25,000,000            24,957,805
Nationwide Building Society
  1.21%,  08/12/03                        25,000,000            24,964,708
Quincy Capital Corp.
  1.02%,  07/18/03                        23,780,000            23,768,546
Scaldis Capital LLC
  1.24%,  07/25/03/(1)/                   14,338,000            14,326,147
  1.25%,  10/21/03                        10,000,000             9,961,111
  1.26%,  07/21/03                        10,000,000             9,993,000
Sigma Finance Inc.
  1.05%,  09/03/03                        10,000,000             9,981,333
Societe Generale NA Inc.
  1.25%,  07/17/03                        15,000,000            14,991,634
Special Purpose Accounts Receivable
 Corp.
  1.02%,  08/14/03                         5,000,000             4,993,767
  1.22%,  08/07/03                        29,000,000            28,963,637
Stellar Funding Group Inc.
  1.00%,  07/14/03                        13,531,000            13,526,114
  1.11%,  07/07/03                         4,064,000             4,063,248
Thames Asset Global Securitization
 Inc.
  1.00%,  07/23/03                        15,386,000            15,376,597
  1.05%,  09/12/03                        10,000,000             9,978,708
UBS Finance (Delaware) Inc.
  0.99%,  07/21/03                        50,000,000            49,972,500
  1.03%,  07/11/03                        20,000,000            19,994,278
Variable Funding Capital Corp.
  1.26%,  07/11/03                        15,000,000            14,994,750
Windmill Funding Corp.
  1.05%,  08/21/03                        25,000,000            24,962,812
  1.25%,  07/01/03                        20,000,000            20,000,000
--------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $817,200,499)                                           817,200,499
--------------------------------------------------------------------------

MEDIUM TERM NOTES - 7.57%
--------------------------------------------------------------------------
Associates Corp. NA
  5.80%,  04/20/04                        39,189,000            40,651,054
Beta Finance Inc.
  1.33%,  04/26/04/(1)/                   10,000,000            10,000,000
General Electric Capital Corp.
  6.75%,  09/11/03                         8,200,000             8,290,952
  8.09%,  04/01/04                         4,500,000             4,737,185
Goldman Sachs Group Inc.
  1.25%,  08/28/03                        15,000,000            15,000,000
  1.27%,  08/18/03                        20,000,000            20,000,000

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------
Links Finance LLC
  1.32%,  05/04/04/(1)/              $    10,000,000   $        10,000,000
Wells Fargo & Company
  6.63%,  07/15/04                        20,000,000            21,157,097
--------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $129,836,288)                                           129,836,288
--------------------------------------------------------------------------

TIME DEPOSITS - 4.08%
--------------------------------------------------------------------------
DEPFA BANK PLC
  1.24%,  08/11/03                        20,000,000            20,000,000
Key Bank NA
  1.28%,  07/01/03                        50,000,000            50,000,000
--------------------------------------------------------------------------
TOTAL TIME DEPOSITS
(Cost: $70,000,000)                                             70,000,000
--------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 31.84%
--------------------------------------------------------------------------
American Express Centurion Bank
  1.01%,  05/24/04                        25,000,000            25,000,000
Bank of America Corp.
  1.38%,  07/02/04                        25,000,000            25,031,525
Bank of Nova Scotia
  1.28%,  09/04/03                        21,000,000            21,001,227
Beta Finance Inc.
  0.99%,  04/26/04/(1)/                    8,000,000             8,000,000
  1.06%,  05/20/04/(1)/                   10,000,000             9,998,672
Canadian Imperial Bank of Commerce
  1.07%,  10/30/03                        10,000,000             9,999,993
Chase Manhattan Bank USA
  1.07%,  06/30/04                        20,000,000            20,000,000
Danske Bank A/S
  1.29%,  05/07/04                        25,000,000            25,004,830
Deutsche Bank AG London
  1.34%,  09/02/03/(1)/                   10,000,000            10,001,446
Deutsche Bank Finance NV
  1.15%,  12/17/03                        16,758,000            16,763,177
Dorada Finance Inc.
  1.06%,  05/14/04/(1)/                   20,000,000            19,999,131
  1.06%,  05/20/04/(1)/                   25,000,000            24,996,681
  1.06%,  06/30/04/(1)/                   25,000,000            24,992,500
General Electric Capital Corp.
  1.39%,  05/07/04                        12,000,000            12,013,404
  1.43%,  04/22/04                        24,000,000            24,027,276
Goldman Sachs Group Inc.
  1.53%,  05/28/04                        19,380,000            19,432,035
  1.57%,  05/10/04                         5,000,000             5,014,289
  1.77%,  12/15/03/(1)/                    7,000,000             7,021,628
K2 USA LLC
  1.15%,  05/17/04/(1)/                   25,000,000            24,998,750
Links Finance LLC
  1.06%,  05/24/04/(1)/                   15,000,000            14,998,500
  1.29%,  05/04/04/(1)/                   20,000,000            19,999,000
Merrill Lynch & Co. Inc.
  1.37%,  06/28/04                        18,890,000            18,942,607
  1.45%,  06/11/04                         5,000,000             5,014,497
  1.46%,  01/14/04                        28,500,000            28,534,048
  1.50%,  12/08/03                         5,330,000             5,335,639
Sigma Finance Inc.
  0.97%,  06/28/04/(1)/                   25,000,000            24,992,500
  1.23%,  06/15/04/(1)/                   25,000,000            24,995,000
US Bank NA
  1.09%,  11/17/03                        50,000,000            49,999,073
Wells Fargo Bank NA
  1.04%,  05/10/04                        20,000,000            20,000,000
--------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $546,107,428)                                           546,107,428
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.04%
--------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase
 Agreement, dated 06/30/03,
 due 07/01/03, with a maturity
 value of $15,052,506 and an
 effective yield of 1.21%.                15,052,000            15,052,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 06/30/03,
 due 07/01/03, with a maturity
 value of $20,000,667 and an
 effective yield of 1.20%.                20,000,000            20,000,000
--------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $35,052,000)                                             35,052,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN
 SECURITIES - 99.86%
(Cost $1,713,195,206)                                        1,713,195,206
--------------------------------------------------------------------------

Other Assets, Less
 Liabilities - 0.14%                                             2,157,888
--------------------------------------------------------------------------

NET ASSETS - 100.00%                                   $     1,715,353,094
==========================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                              MONEY MARKET  PRIME MONEY MARKET
                                          MASTER PORTFOLIO    MASTER PORTFOLIO
                                          ----------------  ------------------
ASSETS

Investments in securities, at amortized
 cost                                     $  4,356,074,408  $     1,713,195,206
                                          ----------------  -------------------
Investments in securities, at value
 (Note 1)                                 $  4,356,074,408  $     1,713,195,206
Cash                                                   284                  262
Receivables:
  Interest                                       7,372,993            2,157,626
                                          ----------------  -------------------
Total Assets                                 4,363,447,685        1,715,353,094
                                          ----------------  -------------------
LIABILITIES
Payables:
  Advisory fees (Note 2)                           663,063                   --
                                          ---------------   -------------------
Total Liabilities                                  663,063                   --
                                          ---------------   -------------------
NET ASSETS                                $  4,362,784,622  $     1,715,353,094
                                          ================  ===================

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                            MONEY MARKET     PRIME MONEY MARKET
                                        MASTER PORTFOLIO  MASTER PORTFOLIO/(1)/
                                        ----------------  ---------------------
NET INVESTMENT INCOME
  Interest                              $     27,317,199  $           3,282,087
                                        ----------------  ---------------------
Total investment income                       27,317,199              3,282,087
                                        ----------------  ---------------------
EXPENSES (NOTE 2)
  Advisory fees                                1,992,129                260,969
                                        ----------------  ---------------------
Total expenses                                 1,992,129                260,969
Less advisory fees waived                             --               (260,969)
                                        ----------------  ---------------------
Net expenses                                   1,992,129                     --
                                        ----------------  ---------------------
Net investment income                         25,325,070              3,282,087
                                        ----------------  ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain on sale of
   investments                                    17,236                  1,531
                                        ----------------  ---------------------
Net gain on investments                           17,236                  1,531
                                        ----------------  ---------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $     25,342,306  $           3,283,618
                                        ================  =====================

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           PRIME MONEY MARKET
                                                                             MASTER PORTFOLIO
                                           MONEY MARKET MASTER PORTFOLIO  -------------------
                                     -----------------------------------       FOR THE PERIOD
                                          FOR THE SIX                     APRIL 16, 2003/(2)/
                                         MONTHS ENDED            FOR THE                   TO
                                        JUNE 30, 2003         YEAR ENDED        JUNE 30, 2003
                                          (Unaudited)  DECEMBER 31, 2002          (Unaudited)
                                     ----------------  -----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net investment income              $     25,325,070  $      45,475,626  $         3,282,087
  Net realized gain                            17,236              8,083                1,531
                                     ----------------  -----------------  -------------------
Net increase in net assets
 resulting from operations                 25,342,306         45,483,709            3,283,618
                                     ----------------  -----------------  -------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                        10,721,799,532     11,212,874,658        2,601,449,521
  Withdrawals                         (10,273,118,999)    (9,134,078,695)        (889,380,045)
                                     ----------------  -----------------  -------------------
Net increase in net assets
 resulting from interestholder
 transactions                             448,680,533      2,078,795,963        1,712,069,476
                                     ----------------  -----------------  -------------------
Increase in net assets                    474,022,839      2,124,279,672        1,715,353,094
NET ASSETS:
Beginning of period                     3,888,761,783      1,764,482,111                   --
                                     ----------------  -----------------  -------------------
End of period                        $  4,362,784,622  $   3,888,761,783  $     1,715,353,094
                                     ================  =================  ===================

/(1)/ For the period from April 16, 2003 (commencement of operations) through June 30, 2003.
/(2)/   Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the Money Market and the Prime Money Market Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION

    The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

    FEDERAL INCOME TAXES

    MIP believes that each Master Portfolio will be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

    REPURCHASE AGREEMENTS

    Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    The repurchase agreements held by the Master Portfolios at June 30, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                                                      AGGREGATE
                          REPURCHASE AGREEMENT        INTEREST RATE(S)       MATURITY DATE(S)        MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
Money Market Master     Goldman Sachs Tri-Party            5.50%                 06/01/33            $ 26,497,561
 Portfolio              Lehman Brothers Tri-Party      5.50% - 6.625%      09/15/09 - 09/15/11         50,987,383
                        Merrill Lynch Tri-Party        3.51% - 6.33%       09/01/27 - 04/01/33         25,000,927

Prime Money Market      Goldman Sachs Tri-Party            6.50%                 09/01/32              15,353,040
 Master Portfolio       Merrill Lynch Tri-Party        2.85% - 5.53%       03/01/32 - 05/01/42         20,399,085

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the period ended June 30, 2003, BGFA waived $260,969 in advisory fees for the PMMF.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

    SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

    MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

    Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    At June 30, 2003, the Master Portfolios' cost for federal income tax purposes were the same as for financial statement purposes.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  FINANCIAL HIGHLIGHTS

    Financial highlights for the Master Portfolios were as follows:

                                      SIX
                             MONTHS ENDED              YEAR ENDED      YEAR ENDED
                            JUNE 30, 2003            DECEMBER 31,    DECEMBER 31,
                              (Unaudited)                    2002            2001
---------------------------------------------------------------------------------
MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/           0.10%                   0.10%           0.10%
  Ratio of net investment
   income to average net
   assets/(3)/                       1.27%                   1.80%           3.66%
  Total return                       0.64%/(4)/              1.84%           4.23%

PRIME MONEY MARKET MASTER
  PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/           0.00%/(5)//(6)/          N/A             N/A
  Ratio of net investment
   income to average net
   assets/(3)/                       1.26%/(5)//(6)/          N/A             N/A
  Total return                       0.26%/(4)//(5)/          N/A             N/A

                                YEAR ENDED    PERIOD ENDED       PERIOD ENDED
                              DECEMBER 31,    DECEMBER 31,       FEBRUARY 28,
                                      2000       1999/(1)/          1999/(2)/
-----------------------------------------------------------------------------
MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/            0.10%           0.10%              0.10%
  Ratio of net investment
   income to average net
   assets/(3)/                        6.43%           5.23%              5.17%
  Total return                        6.52%           4.44%/(4)/         2.61%/(4)/

PRIME MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/             N/A             N/A                N/A
  Ratio of net investment
   income to average net
   assets/(3)/                         N/A             N/A                N/A
  Total return                         N/A             N/A                N/A

/(1)/ For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
/(3)/   Annualized for periods less than one year.
/(4)/   Not annualized.
/(5)/ For the period from April 16, 2003 (commencement of operations) to June 30, 2003.
/(6)/ Ratios of expenses and net investment income to average net assets prior to waived fees were 0.10% and 1.16%, Respectively.

NOTES:

NOTES:

NOTES:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors. N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Barclays Global Investors Funds
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA 02116

SEMI-ANNUAL REPORT
June 30, 2003

ASSET ALLOCATION FUND

BOND INDEX FUND

MONEY MARKET FUND

S&P 500 STOCK FUND

                                                 BARCLAYS GLOBAL INVESTORS FUNDS

TO OUR SHAREHOLDERS

     The first half of the 2003 fiscal year was marked with continued volatility. Highlights from the six-month period include:

     . Ongoing tension in the Middle East ultimately culminated with a U.S.-led invasion of Iraq.

     .    Driven by war in Iraq, oil prices spiked to nearly $40 per barrel.

     . Indications of a brief and victorious conflict in Iraq spurred a market rally: on March 21, the Dow Jones Industrial Average closed at 8,521, after gaining nearly 1,000 points in just seven trading days.

     . Signs of economic recovery remained murky, as unemployment levels climbed to levels not seen in nine years.

     . The Federal Reserve Board lowered short-term interest rates once during the reporting period, bringing the federal funds rate to 1.00%, its lowest level in 45 years.

     As we look back on another period of market volatility, we urge investors to maintain a long-term perspective when making investment decisions. While one Fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your individual objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings.

     The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

BARCLAYS GLOBAL INVESTORS FAMILY OF FUNDS                            AUGUST 2003

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TABLE OF CONTENTS

To Our Shareholders .........................................................  1
Managers' Discussion and Analysis ...........................................  3

BARCLAYS GLOBAL INVESTORS FUNDS

  Financial Statements ......................................................  7
  Financial Highlights ...................................................... 10
  Notes to the Financial Statements ......................................... 12

MASTER INVESTMENT PORTFOLIO
  Schedules of Investments .................................................. 15
    Asset Allocation Master Portfolio ....................................... 15
    Bond Index Master Portfolio ............................................. 23
    Money Market Master Portfolio ........................................... 33
    S&P 500 Index Master Portfolio .......................................... 36
  Financial Statements ...................................................... 44
  Notes to the Financial Statements ......................................... 46

MANAGERS' DISCUSSION & ANALYSIS

                              ASSET ALLOCATION FUND
                            PERFORMANCE AS OF 6/30/03

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

Asset Allocation Fund                                          One Year    5.74%
                                                              Five Year    1.75%
                                  Since Inception Date (7/2/93-6/30/03)    8.54%
--------------------------------------------------------------------------------

Average annual total return represents the Asset Allocation Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

     The strategy of the Asset Allocation Fund (the "Fund") is to invest in a changing mix of equities, bonds, and cash. The Fund's benchmark is composed of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers 20+ Treasury Index. For the six months ended June 30, 2003, the S&P 500 Index rose 11.76%, and the Lehman Brothers 20+ Treasury Index gained 6.75%. The combined 60/40 asset mix returned 9.85%. Cash, as represented by the Salomon Brothers 3-Month Treasury Bill Index, returned 0.59% for the period.

     Sluggish economic growth seems to have continued throughout the second quarter. Unemployment inched up, and initial jobless claims remained at levels that suggest continued weakness in the job market. Consumer confidence remained stable, but did not rise in anticipation of stronger growth. The Federal Reserve Board decided, after their meeting on June 25, to cut short-term interest rates by 0.25% to 1.00%, the lowest rate in 45 years. Both stock prices and bond prices fell in the days following the cut, indicating that market participants may view the risks of a smaller cut outweighing the perceived benefits.

     Over the six-month period ending June 30, 2003, the Fund gained 9.89%, outperforming its benchmark, which returned 9.85%. The Fund was overweight in equities during the period, with a 28% overweight at the start of the year and ending with a 2% overweight at June 30. Equities gained relative to bonds over the period, which had a positive effect on the performance of the Fund. The Fund's overweight in equities has mainly been driven by valuation, with the economic outlook and sentiment also playing a part. As stocks have rallied and as bonds have declined from their peak, valuation has become less positive leading to our reduced equity overweight.

The Asset Allocation Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

MANAGERS' DISCUSSION & ANALYSIS

                                 BOND INDEX FUND
                            PERFORMANCE AS OF 6/30/03

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

Bond Index Fund                                                One Year   10.42%
                                                              Five Year    7.27%
                                 Since Inception Date (7/2/93-06/30/03)    6.84%
--------------------------------------------------------------------------------

Average annual total return represents the Bond Index Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

     The Bond Index Fund (the "Fund") seeks investment performance that correlates, before fees and expenses, to the performance of the Lehman Brothers Aggregate Bond Index (the "Index"). For the six-month period ending June 30, 2003, the Index returned 3.93%, while the Fund returned 3.92%.

     Bonds posted healthy gains during the six-month reporting period. Initially, as the uncertainty surrounding impending war with Iraq sent investors to the relative stability of fixed-income instruments, bond yields dropped (bond yields move inversely to bond prices). As the reporting period progressed, bond prices continued to climb. Despite a resolution to the war in Iraq and a stock market rally, the economic outlook failed to reveal clear signs of recovery. Unemployment and jobless claims levels suggested continued weakness in the job market. By June 25, the Federal Reserve Board lowered short-term interest rates an additional 0.25% to 1.00%, its lowest level since the Eisenhower Administration.

     The Index is comprised of high quality taxable U.S. bonds, as well as asset- and mortgage-backed securities. The Index finished the reporting period ahead of its mid-year return in 2002, a year in which the Index delivered double-digit returns. During the six-month reporting period, the corporate sector performed well at the expense of Treasuries. Low yields on Treasury bonds, increasing optimism about economic recovery, and progress toward corporate debt restructuring turned investors' attention to corporate bonds. Non-investment grade paper benefited from many investors' willingness to go down the quality scale in search of yield. Mortgage-backed paper, on the other hand, struggled during the reporting period. As historically low interest rates continued to spur refinancing activity, mortgage-backed paper strained under the pressure of heightened prepayment risk. Agency instruments also lagged, struggling with problems at Freddie Mac, the large government-sponsored housing finance company. For the Treasury sector, performance was restrained by the combined effects of the allure of higher corporate bond yields relative to low Treasury yields, and the prospect of an increasing Treasury bond supply to meet the escalating federal budget.

The Bond Index Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

MANAGERS' DISCUSSION & ANALYSIS

                                MONEY MARKET FUND
                            PERFORMANCE AS OF 6/30/03

--------------------------------------------------------------------------------
                                 SEVEN-DAY YIELD
--------------------------------------------------------------------------------

Money Market Fund                                               6/30/03    0.76%
--------------------------------------------------------------------------------

The seven-day yield is an annualized yield for the seven-day period ended June 30, 2003. "Annualized yield" refers to the interest you would earn if you held a share of the Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

     The Money Market Fund (the "Fund") seeks a high level of income consistent with liquidity and the preservation of capital, by investing in high-quality, short-term government, bank and corporate debt.

     Weak economic growth, sluggish job markets, and a fear of deflation persisted throughout the six-month reporting period, eventually persuading the Federal Reserve Board (the "Fed") into lowering short-term interest rates by 0.25% to 1.00% in late June. The Federal Open Market Committee, the Fed's panel that decides interest rate policy, moved to a bias towards lowering interest rates, keeping the door open for further interest rate cuts.

     Early in the reporting period, the middle of the money market yield curve began to invert, incorporating an increasing chance of a rate cut in the near future. At that time, the Fund executed a "barbell" strategy, purchasing both securities in the one to two month sector and securities in the one-year sector all at yields close to the current Fed target rate. This barbell strategy not only provided more than enough liquidity for client outflows, but also benefited the Fund's yield. Because of this strategy, the Fund held a longer-weighted average maturity and maintained consistent performance.

     In the second quarter of 2003, the Fund shortened its weighted-average maturity to between 45 and 55 days by investing mainly in 90-180 day fixed rate securities. The portfolio allocation to floating rate notes increased as the Fund added additional asset-backed securities. The exposure to asset-backed securities aided the Fund's diversification as well as enhanced its yield. The Fund benefited by executing this strategy ahead of the Fed's June meeting. As the second quarter progressed, many securities began to incorporate a greater amount of interest rate easing than expected. By limiting the Fund's exposure to the investments yielding below 1.00%, the Fund's performance did not drop significantly, but remained consistent throughout the quarter.

     Lower oil prices, accommodative monetary policy, and upcoming tax cuts have given consumers hope for a meaningful recovery in the U.S. economy, though the timing and extent of that improvement remains uncertain. The Fund will continue to watch for clear signs of an economic turnaround while seeking opportunities on the yield curve.

The Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

MANAGERS' DISCUSSION & ANALYSIS

                               S&P 500 STOCK FUND
                            PERFORMANCE AS OF 6/30/03

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

S&P 500 Stock Fund                                             One Year   0.07%
                                                              Five Year  (1.83)%
                                  Since Inception Date (7/2/93-6/30/03)   9.83%
--------------------------------------------------------------------------------

Average annual total return represents the S&P 500 Stock Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

     The S&P 500 Stock Fund (the "Fund") seeks investment performance that correlates, before fees and expenses, to the performance of the S&P 500 Index (the "Index"). For the six months ended June 30, 2003, the Index returned 11.76% and the Fund returned 11.60%.

     Underlying the market's performance during the first six months of the year was a seesaw pattern of declines and gains. Responding to impending war with Iraq, markets generally trended downward through mid-March. A spike in oil prices, increased geopolitical tension, and a poor economic climate contributed to investor wariness. At the onset of the invasion, equities rebounded, gaining strength when it appeared that the conflict would be brief. On March 21, the Dow Jones Industrial Average closed at 8,521, after gaining nearly 1,000 points in just seven trading days. As the war reached an end, markets responded positively, leading an upward march through the remainder of the reporting period.

     Although resolution of uncertainties surrounding the war helped stocks to rally, in many ways the economic picture remained cloudy. Unemployment continued to rise during the reporting period and some industries were still plagued with overcapacity. Spending on the consumer level remained healthy, although these spending levels failed to carry over into the business capital arena. In an effort to boost economic activity, the Federal Reserve Board cut short-term interest rates by 0.25% to 1.00%, the lowest level since the Eisenhower Administration.

     Within the Index, sector performance was positive. Information technology (16.19% of the Index as of June 30, 2003), utilities (3.03% of the index as of June 30, 2003) and consumer discretionary (11.06% of the Index as of June 30,
2003) were the best performers, returning 17.76%, 17.55%, and 17.48%, respectively. Financials (20.46% of the Index as of June 30, 2003) gained 12.44%. Even the weakest performer, consumer staples (11.66% of the Index as of June 30, 2003) logged a positive return of 2.06%.

     Among the Index's ten largest holdings, performance was mixed. Intel (1.51% of the Index as of June 30, 2003) gained 33.97%. Citigroup (2.45% of the Index as of June 30, 2003) returned 22.96%, and General Electric (3.19% of the Index as of June 30, 2003) climbed 19.51%. Pfizer (3.00% of the Index as of June 30,
2003) returned 12.77%. The weakest performers among the ten largest holdings were American International Group (1.60% of the Index as of June 30, 2003) and Johnson & Johnson (1.71% of the Index as of June 30, 2003), which declined 4.45% and 2.94%, respectively.

The S&P 500 Stock Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)

                                                               ASSET                 BOND                MONEY              S&P 500
                                                          ALLOCATION                INDEX               MARKET                STOCK
                                                                FUND                 FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master Portfolio, at value
   (Note 1)                                        $     179,221,195    $      76,829,356    $      14,575,744    $   1,043,417,859
Prepaid expenses                                                  --                   --                9,672                   --
                                                   -----------------    -----------------    -----------------    -----------------
Total Assets                                             179,221,195           76,829,356           14,585,416        1,043,417,859
                                                   -----------------    -----------------    -----------------    -----------------
LIABILITIES
Payables:
  Distribution to shareholders                               273,145              269,568                8,365            3,764,582
  Administration fees (Note 2)                                77,874               59,822                   --              239,648
                                                   -----------------    -----------------    -----------------    -----------------
Total Liabilities                                            351,019              329,390                8,365            4,004,230
                                                   -----------------    -----------------    -----------------    -----------------
NET ASSETS                                         $     178,870,176    $      76,499,966    $      14,577,051    $   1,039,413,629
                                                   =================    =================    =================    =================

NET ASSETS CONSIST OF:
  Paid-in capital                                  $     232,738,515    $      75,842,551    $      14,603,575    $   1,150,314,066
  Distributions in excess of net investment
   income                                                   (180,139)            (661,664)                  --              (10,560)
  Accumulated net realized loss on investments           (69,742,395)          (1,523,206)             (26,524)        (152,849,585)
  Net unrealized appreciation of investments              16,054,195            2,842,285                   --           41,959,708
                                                   -----------------    -----------------    -----------------    -----------------
NET ASSETS                                         $     178,870,176    $      76,499,966    $      14,577,051    $   1,039,413,629
                                                   =================    =================    =================    =================
Shares outstanding                                        20,070,386            7,443,932           14,576,270            8,817,766
                                                   =================    =================    =================    =================
Net asset value and offering price per share       $            8.91    $           10.28    $            1.00    $          117.88
                                                   =================    =================    =================    =================

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)

                                                               ASSET                 BOND                MONEY              S&P 500
                                                          ALLOCATION                INDEX               MARKET                STOCK
                                                                FUND                 FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM
 CORRESPONDING MASTER PORTFOLIO
  Dividends                                        $       1,083,673    $              --    $              --    $       8,078,892
  Interest                                                 1,259,559            1,950,712              100,614              301,941
  Expenses                                                  (310,897)             (32,009)              (7,032)            (235,902)
                                                   -----------------    -----------------    -----------------    -----------------
Net investment income allocated from
 corresponding Master Portfolio                            2,032,335            1,918,703               93,582            8,144,931
                                                   -----------------    -----------------    -----------------    -----------------
FUND EXPENSES (NOTE 2)
  Administration fees                                        355,184               60,230               24,617              708,648
                                                   -----------------    -----------------    -----------------    -----------------
Total fund expenses                                          355,184               60,230               24,617              708,648
                                                   -----------------    -----------------    -----------------    -----------------
Net investment income                                      1,677,151            1,858,473               68,965            7,436,283
                                                   -----------------    -----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM CORRESPONDING MASTER
 PORTFOLIO
  Net realized gain (loss)                                (7,518,993)             434,465                  102          (17,497,084)
  Net change in unrealized appreciation
   (depreciation)                                         21,051,621              668,126                   --          112,212,616
                                                   -----------------    -----------------    -----------------    -----------------
Net gain on investments                                   13,532,628            1,102,591                  102           94,715,532
                                                   -----------------    -----------------    -----------------    -----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                        $      15,209,779    $       2,961,064    $          69,067    $     102,151,815
                                                   =================    =================    =================    =================

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    ASSET ALLOCATION FUND                           BOND INDEX FUND
                                                   --------------------------------------    --------------------------------------
                                                         FOR THE SIX                               FOR THE SIX
                                                        MONTHS ENDED              FOR THE         MONTHS ENDED              FOR THE
                                                       JUNE 30, 2003           YEAR ENDED        JUNE 30, 2003           YEAR ENDED
                                                         (Unaudited)    DECEMBER 31, 2002          (Unaudited)    DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                            $       1,677,151    $       5,312,269    $       1,858,473    $       4,604,031
  Net realized gain (loss)                                (7,518,993)         (45,576,525)             434,465            1,116,590
  Net change in unrealized appreciation
   (depreciation)                                         21,051,621             (464,134)             668,126            2,942,064
                                                   -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
 from operations                                          15,209,779          (40,728,390)           2,961,064            8,662,685
                                                   -----------------    -----------------    -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (2,036,807)          (5,104,128)          (2,006,106)          (5,073,236)
                                                   -----------------    -----------------    -----------------    -----------------
Total distributions to shareholders                       (2,036,807)          (5,104,128)          (2,006,106)          (5,073,236)
                                                   -----------------    -----------------    -----------------    -----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                               11,436,478           33,319,480           21,573,568           51,975,926
  Net asset value of shares issued in
   reinvestment of dividends and distributions             1,709,183            4,973,569            1,720,926            5,029,095
  Cost of shares redeemed                                (66,100,547)        (119,571,744)         (44,030,151)         (47,236,574)
                                                   -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
 from capital share transactions                         (52,954,886)         (81,278,695)         (20,735,657)           9,768,447
                                                   -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets                        (39,781,914)        (127,111,213)         (19,780,699)          13,357,896

NET ASSETS:
Beginning of period                                      218,652,090          345,763,303           96,280,665           82,922,769
                                                   -----------------    -----------------    -----------------    -----------------
End of period                                      $     178,870,176    $     218,652,090    $      76,499,966    $      96,280,665
                                                   =================    =================    =================    =================
Undistributed (distributions in excess of) net
 investment income included in net assets at
 end of period                                     $        (180,139)   $         179,517    $        (661,664)   $        (514,031)
                                                   =================    =================    =================    =================

SHARES ISSUED AND REDEEMED:
  Shares sold                                              1,366,532            3,792,003            2,121,074            5,234,886
  Shares issued in reinvestment of dividends and
   distributions                                             207,737              565,696              168,908              508,428
  Shares redeemed                                         (8,178,088)         (14,024,257)          (4,341,811)          (4,746,465)
                                                   -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in shares outstanding             (6,603,819)          (9,666,558)          (2,051,829)             996,849
                                                   =================    =================    =================    =================

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                        MONEY MARKET FUND                        S&P 500 STOCK FUND
                                                   --------------------------------------    --------------------------------------
                                                         FOR THE SIX                               FOR THE SIX
                                                        MONTHS ENDED              FOR THE         MONTHS ENDED              FOR THE
                                                       JUNE 30, 2003           YEAR ENDED        JUNE 30, 2003           YEAR ENDED
                                                         (Unaudited)    DECEMBER 31, 2002          (Unaudited)    DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                            $          68,965    $         949,987    $       7,436,283    $      16,639,512
  Net realized gain (loss)                                       102               55,922          (17,497,084)        (119,089,866)
  Net change in unrealized appreciation
   (depreciation)                                                 --                   --          112,212,616         (212,754,939)
                                                   -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
 from operations                                              69,067            1,005,909          102,151,815         (315,205,293)
                                                   -----------------    -----------------    -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (68,965)            (949,987)          (9,529,539)         (16,129,634)
  From net realized gain                                        (102)                  --                   --           (1,151,282)
                                                   -----------------    -----------------    -----------------    -----------------
Total distributions to shareholders                          (69,067)            (949,987)          (9,529,539)         (17,280,916)
                                                   -----------------    -----------------    -----------------    -----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                               83,594,256          353,090,664          320,922,407          495,172,813
  Net asset value of shares issued in
   reinvestment of dividends and distributions                26,942              302,610            5,720,065           17,117,947
  Cost of shares redeemed                               (123,414,152)        (379,997,053)        (325,349,710)        (654,826,340)
                                                   -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
 from capital share transactions                         (39,792,954)         (26,603,779)           1,292,762         (142,535,580)
                                                   -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets                        (39,792,954)         (26,547,857)          93,915,038         (475,021,789)

NET ASSETS:
Beginning of period                                       54,370,005           80,917,862          945,498,591        1,420,520,380
                                                   -----------------    -----------------    -----------------    -----------------
End of period                                      $      14,577,051    $      54,370,005    $   1,039,413,629    $     945,498,591
                                                   =================    =================    =================    =================
Undistributed (distributions in excess of)
 net investment income included in net assets
 at end of period                                  $              --    $              --    $         (10,560)   $       2,082,696
                                                   =================    =================    =================    =================

SHARES ISSUED AND REDEEMED:
  Shares sold                                             83,594,256          353,090,663            2,969,276            4,239,168
  Shares issued in reinvestment of dividends and
   distributions                                              26,942              302,610               55,751              146,358
  Shares redeemed                                       (123,414,152)        (379,997,051)          (3,067,331)          (5,723,352)
                                                   -----------------    -----------------    -----------------    -----------------
Net decrease in shares outstanding                       (39,792,954)         (26,603,778)             (42,304)          (1,337,826)
                                                   =================    =================    =================    =================

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                     ASSET ALLOCATION FUND
                              --------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                      ENDED
                              JUN. 30, 2003          YEAR ENDED       YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                (Unaudited)       DEC. 31, 2002    DEC. 31, 2001       DEC. 31, 2000    DEC. 31, 1999/(1)/
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period          $        8.20       $        9.51    $       10.94       $       12.57    $            14.07
                              -------------       -------------    -------------       -------------    ------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                0.07                0.16             0.19/(5)/           0.31                  0.29
  Net realized and
   unrealized gain
   (loss)                              0.73               (1.31)           (0.97)/(5)/         (0.16)                 1.08
                              -------------       -------------    -------------       -------------    ------------------
Total from investment
 operations                            0.80               (1.15)           (0.78)               0.15                  1.37
                              -------------       -------------    -------------       -------------    ------------------
LESS DISTRIBUTIONS FROM:
  Net investment income               (0.09)              (0.16)           (0.20)              (0.31)                (0.29)
  Net realized gain                      --                  --            (0.45)              (1.47)                (2.58)
                              -------------       -------------    -------------       -------------    ------------------
Total distributions                   (0.09)              (0.16)           (0.65)              (1.78)                (2.87)
                              -------------       -------------    -------------       -------------    ------------------
Net asset value, end of
 period                       $        8.91       $        8.20    $        9.51       $       10.94    $            12.57
                              =============       =============    =============       =============    ==================
Total return                           9.89%/(2)/        (12.23)%          (6.92)%              1.11%                 9.95%/(2)/
                              =============       =============    =============       =============    ==================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)              $     178,870       $     218,652    $     345,763       $     409,918    $          562,523
  Ratio of expenses to
   average net assets/(3)/             0.75%               0.75%            0.75%               0.75%                 0.75%
  Ratio of net investment
   income to average net
   assets/(3)/                         1.89%               1.88%            1.91%/(5)/          2.43%                 2.36%
  Portfolio turnover
   rate/(4)/                             51%                 92%              35%                 53%                   39%

                                      ASSET ALLOCATION FUND
                            -------------------------------
                               YEAR ENDED        YEAR ENDED
                            FEB. 28, 1999     FEB. 28, 1998
-----------------------------------------------------------
Net asset value,
 beginning of period        $       13.50     $       12.12
                            -------------     -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.26              0.44
  Net realized and
   unrealized gain
   (loss)                            2.07              2.68
                            -------------     -------------
Total from investment
 operations                          2.33              3.12
                            -------------     -------------
LESS DISTRIBUTIONS FROM:
  Net investment income             (0.26)            (0.44)
  Net realized gain                 (1.50)            (1.30)
                            -------------     -------------
Total distributions                 (1.76)            (1.74)
                            -------------     -------------
Net asset value, end of
 period                     $       14.07     $       13.50
                            =============     =============
Total return                        17.83%            27.10%
                            =============     =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $     599,093     $     534,746
  Ratio of expenses to
   average net assets/(3)/           0.75%             0.75%
  Ratio of net investment
   income to average net
   assets/(3)/                       1.84%             3.37%
  Portfolio turnover
   rate/(4)/                           33%               57%

                                                                                                           BOND INDEX FUND
                              --------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                      ENDED
                              JUN. 30, 2003          YEAR ENDED       YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                (Unaudited)       DEC. 31, 2002    DEC. 31, 2001       DEC. 31, 2000    DEC. 31, 1999/(1)/
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period          $       10.14       $        9.76    $        9.54       $        9.15    $             9.73
                              -------------       -------------    -------------       -------------    ------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                0.22                0.58             0.53/(5)/           0.63                  0.50
  Net realized and
   unrealized gain
   (loss)                              0.17                0.36             0.29/(5)/           0.40                 (0.58)
                              -------------       -------------    -------------       -------------    ------------------
Total from investment
 operations                            0.39                0.94             0.82                1.03                 (0.08)
                              -------------       -------------    -------------       -------------    ------------------
LESS DISTRIBUTIONS FROM:
  Net investment income               (0.25)              (0.56)           (0.60)              (0.64)                (0.50)
                              -------------       -------------    -------------       -------------    ------------------
Total distributions                   (0.25)              (0.56)           (0.60)              (0.64)                (0.50)
                              -------------       -------------    -------------       -------------    ------------------
Net asset value, end of
 period                       $       10.28       $       10.14    $        9.76       $        9.54    $             9.15
                              =============       =============    =============       =============    ==================
Total return                           3.92%/(2)/          9.90%            8.80%              11.76%                (0.82)%/(2)/
                              =============       =============    =============       =============    ==================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)              $      76,500       $      96,281    $      82,923       $      69,051    $          133,385
  Ratio of expenses to
   average net assets/(3)/             0.23%               0.23%            0.23%               0.23%                 0.23%
  Ratio of net investment
   income to average net
   assets/(3)/                         4.63%               5.12%            5.85%/(5)/          6.59%                 6.30%
  Portfolio turnover
   rate/(4)/                             37%                118%              53%                 52%                   25%

                                               BOND INDEX FUND
                               -------------------------------
                                  YEAR ENDED        YEAR ENDED
                               FEB. 28, 1999     FEB. 28, 1998
--------------------------------------------------------------
Net asset value,
  beginning of period          $        9.73     $        9.43
                               -------------     -------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.60              0.64
  Net realized and
   unrealized gain
   (loss)                                 --              0.30
                               -------------     -------------
Total from investment
 operations                             0.60              0.94
                               -------------     -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                (0.60)            (0.64)
                               -------------     -------------
Total distributions                    (0.60)            (0.64)
                               -------------     -------------
Net asset value, end of
 period                        $        9.73     $        9.73
                               =============     =============
Total return                            6.24%            10.36%
                               =============     =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)               $     126,733     $      93,776
  Ratio of expenses to
   average net assets/(3)/              0.23%             0.23%
  Ratio of net investment
   income to average net
   assets/(3)/                          6.10%             6.66%
  Portfolio turnover
   rate/(4)/                              28%               59%

/(1)/ For the ten months ended December 31, 1999. The Fund changed its fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include the Fund's share of expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the portfolio turnover rate of each Fund's corresponding Master Portfolio.
/(5)/ Effective January 1, 2001, the Asset Allocation and Bond Index Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change on the Asset Allocation Fund for the year ended December 31, 2001 was to decrease net investment income per share by $0.0033, increase net realized and unrealized gain
        (loss) per share by $0.0033 and decrease the ratio of net investment income to average net assets from 1.94% to 1.91%. The effect of this change on the Bond index fund for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain (loss) per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.23% to 5.85%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                             MONEY MARKET FUND
                            --------------------------------------------------------------------------------------------------
                               SIX MONTHS
                                    ENDED
                            JUN. 30, 2003          YEAR ENDED          YEAR ENDED          YEAR ENDED             PERIOD ENDED
                              (Unaudited)       DEC. 31, 2002       DEC. 31, 2001       DEC. 31, 2000       DEC. 31, 1999/(1)/
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD        $        1.00       $        1.00       $        1.00       $        1.00       $             1.00
                            -------------       -------------       -------------       -------------       ------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.00/(4)/           0.01                0.04                0.06                     0.04
  Net realized and
   unrealized gain
   (loss)                            0.00/(4)/           0.00/(4)/           0.00/(4)/          (0.00)/(4)/                 --
                            -------------       -------------       -------------       -------------       ------------------
TOTAL FROM INVESTMENT
 OPERATIONS                          0.00/(4)/           0.01                0.04                0.06                     0.04
                            -------------       -------------       -------------       -------------       ------------------
LESS DISTRIBUTIONS FROM:
  Net investment income             (0.00)/(4)/         (0.01)              (0.04)              (0.06)                   (0.04)
  Net realized gain                 (0.00)/(4)/            --                  --                  --                       --
                            -------------       -------------       -------------       -------------       ------------------
TOTAL DISTRIBUTIONS                 (0.00)/(4)/         (0.01)              (0.04)              (0.06)                   (0.04)
                            -------------       -------------       -------------       -------------       ------------------
NET ASSET VALUE, END OF
 PERIOD                     $        1.00       $        1.00       $        1.00       $        1.00       $             1.00
                            =============       =============       =============       =============       ==================
TOTAL RETURN                         0.46%/(2)/          1.49%/(5)/          3.88%               6.17%                    4.14%/(2)/
                            =============       =============       =============       =============       ==================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $      14,577       $      54,370       $      80,918       $      73,435       $          143,258
  Ratio of expenses to
   average net assets/(3)/           0.45%               0.45%               0.45%               0.45%                    0.45%
  Ratio of net investment
   income to average net
   assets/(3)/                       0.98%               1.51%               3.80%               5.94%                    4.86%
------------------------------------------------------------------------------------------------------------------------------

                                           MONEY MARKET FUND
                             -------------------------------
                                YEAR ENDED        YEAR ENDED
                             FEB. 28, 1999     FEB. 28, 1998
------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $        1.00     $        1.00
                             -------------     -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income               0.05              0.05
  Net realized and
   unrealized gain
   (loss)                               --                --
                             -------------     -------------
TOTAL FROM INVESTMENT
 OPERATIONS                           0.05              0.05
                             -------------     -------------
LESS DISTRIBUTIONS FROM:
  Net investment income              (0.05)            (0.05)
  Net realized gain                     --                --
                             -------------     -------------
TOTAL DISTRIBUTIONS                  (0.05)            (0.05)
                             -------------     -------------
NET ASSET VALUE, END OF
 PERIOD                      $        1.00     $        1.00
                             =============     =============
TOTAL RETURN                          5.15%             5.35%
                             =============     =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)             $     205,317     $     180,375
  Ratio of expenses to
   average net assets/(3)/            0.45%             0.45%
  Ratio of net investment
   income to average net
   assets/(3)/                        4.62%             5.23%

                                                                                          S&P 500 STOCK FUND
                             -------------------------------------------------------------------------------
                                SIX MONTHS
                                     ENDED
                             JUN. 30, 2003           YEAR ENDED             YEAR ENDED            YEAR ENDED
                               (Unaudited)        DEC. 31, 2002     DEC. 31, 2001/(7)/    DEC. 31, 2000/(7)/
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $      106.71        $      139.28     $           170.64    $           216.24
                             -------------        -------------     ------------------    ------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income               0.86                 0.48                   1.76                  2.32
  Net realized and
   unrealized gain
   (loss)                            11.41               (32.63)                (22.96)               (22.08)
                             -------------        -------------     ------------------    ------------------
TOTAL FROM INVESTMENT
 OPERATIONS                          12.27               (32.15)                (21.20)               (19.76)
                             -------------        -------------     ------------------    ------------------
LESS DISTRIBUTIONS FROM:
  Net investment income              (1.10)               (0.40)                 (1.76)                (2.32)
  Net realized gain                     --                (0.02)                 (8.40)               (23.52)
                             -------------        -------------     ------------------    ------------------
TOTAL DISTRIBUTIONS                  (1.10)               (0.42)                (10.16)               (25.84)
                             -------------        -------------     ------------------    ------------------
NET ASSET VALUE, END OF
 PERIOD                      $      117.88        $      106.71     $           139.28    $           170.64
                             =============        =============     ==================    ==================
TOTAL RETURN                         11.60%/(2)/         (22.20)%               (12.11)%               (9.34)%
                             =============        =============     ==================    ==================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)             $   1,039,414        $     945,499     $        1,420,520    $        1,871,741
  Ratio of expenses to
   average net assets/(3)/            0.20%                0.20%                  0.20%                 0.20%
  Ratio of net investment
   income to average net
   assets/(3)/                        1.57%                1.41%                  1.15%                 1.07%
  Portfolio turnover
   rate/(6)/                             4%                  12%                     9%                   10%
------------------------------------------------------------------------------------------------------------


                                                                                 S&P 500 STOCK FUND
                             ----------------------------------------------------------------------
                                       PERIOD ENDED                YEAR ENDED            YEAR ENDED
                             DEC. 31, 1999/(1)//(7)/       FEB. 28, 1999/(7)/    FEB. 28, 1998/(7)/
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $                198.40       $           176.64    $           136.24
                             -----------------------       ------------------    ------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                         2.32                     2.72                  2.64
  Net realized and
   unrealized gain
   (loss)                                      35.76                    30.96                 43.68
                             -----------------------       ------------------    ------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                    38.08                    33.68                 46.32
                             -----------------------       ------------------    ------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                        (2.72)                   (2.72)                (2.64)
  Net realized gain                           (17.52)                   (9.20)                (3.28)
                             -----------------------       ------------------    ------------------
TOTAL DISTRIBUTIONS                           (20.24)                  (11.92)                (5.92)
                             -----------------------       ------------------    ------------------
NET ASSET VALUE, END OF
 PERIOD                      $                216.24       $           198.40    $           176.64
                             =======================       ==================    ==================
TOTAL RETURN                                  19.67%/(2)/               19.50%                34.62%
                             =======================       ==================    ==================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)             $             2,844,438       $        2,543,456    $        2,292,433
  Ratio of expenses to
   average net assets/(3)/                      0.20%                    0.20%                 0.20%
  Ratio of net investment
   income to average net
   assets/(3)/                                  1.29%                    1.45%                 1.73%
  Portfolio turnover
   rate/(6)/                                       7%                      11%                    6%

/(1)/ For the ten months ended December 31, 1999. The fund changed its fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include the fund's share of expenses charged to the corresponding Master Portfolio.
/(4)/   Rounds to less than $0.01.
/(5)/ The voluntary reimbursements made by the investment advisor had no material impact on the total return for the year.
/(6)/ Represents the Portfolio turnover rate of each fund's corresponding Master Portfolio.
/(7)/ Per share amounts have been restated to reflect a 0.125 reverse stock split.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Barclays Global Investors Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware business trust effective January 11, 2002. The Trust currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, Prime Money Market and S&P 500 Stock Funds, and the LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

     These financial statements relate only to the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds (each, a "Fund", collectively, the "Funds").

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT POLICY AND SECURITY VALUATION

     Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99%, 11.71%, 0.33% and 36.60% for the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds, respectively, as of June 30, 2003). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

     The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income of the Asset Allocation and Bond Index Funds are declared and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund are declared and distributed quarterly. Distributions to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually.

     Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

     At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                       UNDISTRIBUTED    UNDISTRIBUTED    TOTAL DISTRIBUTABLE
          FUND                       ORDINARY INCOME   LONG-TERM GAIN               EARNINGS
          ----------------------------------------------------------------------------------
          Asset Allocation Fund      $       314,118   $           --    $           314,118
          Bond Index Fund                     23,827               --                 23,827
          S&P 500 Stock Fund               2,080,407               --              2,080,407

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     The tax character of distributions paid during the year ended December 31, 2002 was as follows:

          FUND                                                     AMOUNT
          ---------------------------------------------------------------
          ASSET ALLOCATION FUND
          Distributions paid from:
            Ordinary Income                                  $  5,104,128
            Long-Term Capital Gain                                     --
                                                             ------------
          Total Distributions                                $  5,104,128
                                                             ============

          BOND INDEX FUND
          Distributions paid from:
            Ordinary Income                                  $  5,073,236
            Long-Term Capital Gain                                     --
                                                             ------------
          Total Distributions                                $  5,073,236
                                                             ============

          MONEY MARKET FUND
          Distributions paid from:
            Ordinary Income                                  $    949,987
            Long-Term Capital Gain                                     --
                                                             ------------
          Total Distributions                                $    949,987
                                                             ============

          S&P 500 STOCK FUND
          Distributions paid from:
            Ordinary Income                                  $ 16,129,602
            Long-Term Capital Gain                              1,151,314
                                                             ------------
          Total Distributions                                $ 17,280,916
                                                             ============

     FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a "regulated investment company" by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2003.

     The Funds had tax basis net capital loss carryforwards at December 31, 2002, the tax year-end of the Funds:

                                EXPIRING      EXPIRING      EXPIRING       EXPIRING
     FUND                           2005          2008          2009           2010          TOTAL
     ---------------------------------------------------------------------------------------------
     Asset Allocation Fund      $     --   $        --   $ 5,141,108   $  6,031,426   $ 11,172,534
     Bond Index Fund                  --     1,921,297            --             --      1,921,297
     Money Market Fund            26,524            --            --             --         26,524
     S&P 500 Stock Fund               --            --            --     80,824,347     80,824,347

     Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

     From November 1, 2002 to December 31, 2002, the Asset Allocation Fund, the Bond Index Fund and the S&P 500 Stock Fund incurred net realized capital losses or net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer these losses of $2,887,419, $39,341 and $2,241,387 respectively, and treat them as arising in the year ending December 31, 2003.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

     SEI Investments Distribution Company ("SEI") is the Funds' distributor. SEI does not receive a fee for providing distribution services to the Funds. Prior to April 1, 2003, Stephens Inc. served as the Funds' distributor.

     The Trust has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI, in consideration thereof, has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. Under these arrangements, BGI is entitled to receive for these administration services a fee of 0.40%, 0.15%, 0.35% and 0.15% of the average daily net assets from the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds, respectively. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Funds.

     Certain officers and trustees of the Trust are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3.   CAPITAL SHARE TRANSACTIONS

     As of June 30, 2003, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 59.25%

ADVERTISING - 0.12%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                      4,553  $        60,919
Omnicom Group Inc.                                       2,219          159,102
-------------------------------------------------------------------------------
                                                                        220,021
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.88%
-------------------------------------------------------------------------------
Boeing Co. (The)                                         9,918          340,386
General Dynamics Corp.                                   2,324          168,490
Goodrich (B.F.) Co.                                      1,543           32,403
Lockheed Martin Corp.                                    5,306          252,406
Northrop Grumman Corp.                                   2,154          185,869
Raytheon Co.                                             4,832          158,683
Rockwell Collins Inc.                                    2,077           51,157
United Technologies Corp.                                5,521          391,052
-------------------------------------------------------------------------------
                                                                      1,580,446
-------------------------------------------------------------------------------

AIRLINES - 0.10%
-------------------------------------------------------------------------------
Delta Air Lines Inc.                                     1,607           23,591
Southwest Airlines Co.                                   9,168          157,690
-------------------------------------------------------------------------------
                                                                        181,281
-------------------------------------------------------------------------------

APPAREL - 0.18%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                            1,489           43,568
Liz Claiborne Inc.                                       1,250           44,062
Nike Inc. Class B                                        3,108          166,247
Reebok International Ltd./(1)/                             772           25,962
VF Corp.                                                 1,257           42,700
-------------------------------------------------------------------------------
                                                                        322,539
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.33%
-------------------------------------------------------------------------------
Ford Motor Company                                      21,574          237,098
General Motors Corp.                                     6,608          237,888
Navistar International Corp./(1)/                          895           29,204
PACCAR Inc.                                              1,364           92,152
-------------------------------------------------------------------------------
                                                                        596,342
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.07%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                   956           16,816
Dana Corp.                                               1,954           22,588
Delphi Corp.                                             6,544           56,475
Goodyear Tire & Rubber Co. (The)                         2,277           11,954
Visteon Corp.                                            1,693           11,631
-------------------------------------------------------------------------------
                                                                        119,464
-------------------------------------------------------------------------------

BANKS - 4.43%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          4,119           89,959
Bank of America Corp.                                   17,699        1,398,752
Bank of New York Co. Inc. (The)                          9,090          261,337
Bank One Corp.                                          13,485          501,372
BB&T Corp.                                               5,551          190,399
Charter One Financial Inc.                               2,638           82,253
Comerica Inc.                                            2,056           95,604
Fifth Third Bancorp                                      6,776          388,536
First Tennessee National Corp.                           1,478           64,899
FleetBoston Financial Corp.                             12,407          368,612
Golden West Financial Corp.                              1,796          143,698
Huntington Bancshares Inc.                               2,668           52,079
KeyCorp                                                  4,971          125,617
Marshall & Ilsley Corp.                                  2,657           81,251
Mellon Financial Corp.                                   5,076          140,859
National City Corp.                                      7,209          235,806
North Fork Bancorp Inc.                                  1,832           62,398
Northern Trust Corp.                                     2,589          108,194
PNC Financial Services Group                             3,329          162,488
Regions Financial Corp.                                  2,606           88,031
SouthTrust Corp.                                         3,996          108,691
State Street Corp.                                       3,912          154,133
SunTrust Banks Inc.                                      3,299          195,763
Synovus Financial Corp.                                  3,557           76,475
U.S. Bancorp                                            22,664          555,268
Union Planters Corp.                                     2,325           72,145
Wachovia Corp.                                          15,884          634,725
Washington Mutual Inc.                                  10,982          453,557
Wells Fargo & Company                                   19,787          997,265
Zions Bancorporation                                     1,052           53,242
-------------------------------------------------------------------------------
                                                                      7,943,408
-------------------------------------------------------------------------------

BEVERAGES - 1.67%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            9,849          502,791
Brown-Forman Corp. Class B                                 704           55,348
Coca-Cola Co. (The)                                     29,102        1,350,624
Coca-Cola Enterprises Inc.                               5,308           96,340
Coors (Adolf) Company Class B                              474           23,217
Pepsi Bottling Group Inc.                                3,207           64,204
PepsiCo Inc.                                            20,293          903,038
-------------------------------------------------------------------------------
                                                                      2,995,562
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.70%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                         14,878          988,494
Biogen Inc./(1)/                                         1,738           66,044
Chiron Corp./(1)/                                        2,188           95,659
Genzyme Corp. - General Division/(1)/                    2,535          105,963
-------------------------------------------------------------------------------
                                                                      1,256,160
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.13%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                      840           62,101
Masco Corp.                                              5,605          133,679
Vulcan Materials Co.                                     1,182           43,817
-------------------------------------------------------------------------------
                                                                        239,597
-------------------------------------------------------------------------------

CHEMICALS - 0.85%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            2,670          111,072

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

CHEMICALS (Continued)
-------------------------------------------------------------------------------
Ashland Inc.                                               895  $        27,459
Dow Chemical Co. (The)                                  10,800          334,368
Du Pont (E.I.) de Nemours and Co.                       11,757          489,561
Eastman Chemical Co.                                     1,016           32,177
Engelhard Corp.                                          1,648           40,821
Great Lakes Chemical Corp.                                 652           13,301
Hercules Inc./(1)/                                       1,427           14,127
Monsanto Co.                                             3,059           66,197
PPG Industries Inc.                                      1,993          101,125
Praxair Inc.                                             1,909          114,731
Rohm & Haas Co.                                          2,603           80,771
Sherwin-Williams Co. (The)                               1,710           45,965
Sigma-Aldrich Corp.                                        825           44,698
-------------------------------------------------------------------------------
                                                                      1,516,373
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.66%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                           2,060          127,226
Block (H & R) Inc.                                       2,101           90,868
Cendant Corp./(1)/                                      12,001          219,858
Concord EFS Inc./(1)/                                    5,706           83,992
Convergys Corp./(1)/                                     1,945           31,120
Deluxe Corp.                                               725           32,480
Donnelley (R.R.) & Sons Co.                              1,486           38,844
Ecolab Inc.                                              3,080           78,848
Equifax Inc.                                             1,640           42,640
McKesson Corp.                                           3,403          121,623
Monster Worldwide Inc./(1)/                              1,468           28,964
Moody's Corp.                                            1,740           91,715
Paychex Inc.                                             4,427          129,755
Quintiles Transnational Corp./(1)/                       1,539           21,838
Robert Half International Inc./(1)/                      2,231           42,255
-------------------------------------------------------------------------------
                                                                      1,182,026
-------------------------------------------------------------------------------

COMPUTERS - 3.36%
-------------------------------------------------------------------------------
Apple Computer Inc./(1)/                                 4,286           81,948
Cisco Systems Inc./(1)/                                 82,924        1,384,002
Computer Sciences Corp./(1)/                             2,196           83,712
Dell Computer Corp./(1)/                                30,336          969,539
Electronic Data Systems Corp.                            5,623          120,613
EMC Corp./(1)/                                          25,784          269,958
Gateway Inc./(1)/                                        4,270           15,585
Hewlett-Packard Co.                                     36,049          767,844
International Business Machines Corp.                   20,417        1,684,402
Lexmark International Inc./(1)/                          1,498          106,013
NCR Corp./(1)/                                           1,252           32,076
Network Appliance Inc./(1)/                              3,970           64,354
Sun Microsystems Inc./(1)/                              38,033          174,952
SunGard Data Systems Inc./(1)/                           3,335           86,410
Unisys Corp./(1)/                                        3,816           46,860
Veritas Software Corp./(1)/                              4,879          139,881
-------------------------------------------------------------------------------
                                                                      6,028,149
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.49%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 765           39,091
Avon Products Inc.                                       2,765          171,983
Colgate-Palmolive Co.                                    6,348          367,867
Gillette Co. (The)                                      12,049          383,881
International Flavors & Fragrances Inc.                  1,224           39,082
Kimberly-Clark Corp.                                     6,000          312,840
Procter & Gamble Co.                                    15,296        1,364,097
-------------------------------------------------------------------------------
                                                                      2,678,841
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.17%
-------------------------------------------------------------------------------
Costco Wholesale Corp./(1)/                              5,373          196,652
Genuine Parts Co.                                        2,034           65,108
Grainger (W.W.) Inc.                                     1,069           49,986
-------------------------------------------------------------------------------
                                                                        311,746
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 5.56%
-------------------------------------------------------------------------------
American Express Co.                                    15,314          640,278
American International Group Inc.                       30,820        1,700,648
Bear Stearns Companies Inc. (The)                        1,162           84,152
Capital One Financial Corp.                              2,663          130,966
Citigroup Inc.                                          60,836        2,603,781
Countrywide Financial Corp.                              1,534          106,720
Fannie Mae                                              11,572          780,416
Federated Investors Inc. Class B                         1,423           39,019
Franklin Resources Inc.                                  2,979          116,390
Freddie Mac                                              8,111          411,795
Goldman Sachs Group Inc. (The)                           5,543          464,226
Janus Capital Group Inc.                                 2,787           45,707
JP Morgan Chase & Co.                                   23,990          819,978
Lehman Brothers Holdings Inc.                            2,857          189,933
MBNA Corp.                                              15,070          314,059
Merrill Lynch & Co. Inc.                                10,982          512,640
Morgan Stanley                                          12,836          548,739
Providian Financial Corp./(1)/                           3,803           35,216
Schwab (Charles) Corp. (The)                            15,899          160,421
SLM Corp.                                                5,328          208,698
T. Rowe Price Group Inc.                                 1,425           53,794
-------------------------------------------------------------------------------
                                                                      9,967,576
-------------------------------------------------------------------------------

ELECTRIC - 1.58%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     7,138           45,326
Allegheny Energy Inc.                                    1,632           13,790
Ameren Corp.                                             1,890           83,349
American Electric Power Co. Inc.                         4,646          138,590
Calpine Corp./(1)/                                       4,968           32,789
CenterPoint Energy Inc.                                  4,008           32,665
Cinergy Corp.                                            2,063           75,898
CMS Energy Corp.                                         1,871           15,155
Consolidated Edison Inc.                                 2,624          113,567
Constellation Energy Group Inc.                          1,934           66,336
Dominion Resources Inc.                                  3,663          235,421
DTE Energy Co.                                           1,968           76,044

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRIC (Continued)
-------------------------------------------------------------------------------
Duke Energy Corp.                                       10,618  $       211,829
Edison International/(1)/                                3,809           62,582
Entergy Corp.                                            2,656          140,184
Exelon Corp.                                             3,821          228,534
FirstEnergy Corp.                                        3,500          134,575
FPL Group Inc.                                           2,156          144,129
Mirant Corp./(1)/                                        5,326           15,445
NiSource Inc.                                            3,068           58,292
PG&E Corp./(1)/                                          4,805          101,626
Pinnacle West Capital Corp.                              1,061           39,734
PPL Corp.                                                1,977           85,011
Progress Energy Inc.                                     2,831          124,281
Public Service Enterprise Group Inc.                     2,654          112,131
Southern Company                                         8,509          265,140
TECO Energy Inc.                                         2,317           27,781
TXU Corp.                                                3,779           84,839
Xcel Energy Inc.                                         4,668           70,207
-------------------------------------------------------------------------------
                                                                      2,835,250
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.06%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     2,564           39,973
Molex Inc.                                               2,234           60,296
Power-One Inc./(1)/                                      1,067            7,629
-------------------------------------------------------------------------------
                                                                        107,898
-------------------------------------------------------------------------------

ELECTRONICS - 0.36%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           5,536          108,229
Applera Corp. - Applied Biosystems Group                 2,435           46,338
Jabil Circuit Inc./(1)/                                  2,318           51,228
Johnson Controls Inc.                                    1,046           89,538
Millipore Corp./(1)/                                       632           28,042
Parker Hannifin Corp.                                    1,380           57,946
PerkinElmer Inc.                                         1,641           22,662
Sanmina-SCI Corp./(1)/                                   6,689           42,208
Solectron Corp./(1)/                                    10,825           40,485
Symbol Technologies Inc.                                 3,023           39,329
Tektronix Inc./(1)/                                      1,105           23,868
Thermo Electron Corp./(1)/                               1,880           39,518
Thomas & Betts Corp./(1)/                                  758           10,953
Waters Corp./(1)/                                        1,445           42,093
-------------------------------------------------------------------------------
                                                                        642,437
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                              1,063           35,759
-------------------------------------------------------------------------------
                                                                         35,759
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.06%
-------------------------------------------------------------------------------
International Game Technology Inc./(1)/                  1,003          102,637
-------------------------------------------------------------------------------
                                                                        102,637
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.11%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        2,745           27,587
Waste Management Inc.                                    6,962          167,715
-------------------------------------------------------------------------------
                                                                        195,302
-------------------------------------------------------------------------------

FOOD - 1.10%
-------------------------------------------------------------------------------
Albertson's Inc.                                         4,301           82,579
Archer-Daniels-Midland Co.                               7,564           97,349
Campbell Soup Co.                                        4,825          118,212
ConAgra Foods Inc.                                       6,319          149,128
General Mills Inc.                                       4,354          206,423
Heinz (H.J.) Co.                                         4,133          136,306
Hershey Foods Corp.                                      1,541          107,346
Kellogg Co.                                              4,786          164,495
Kroger Co./(1)/                                          8,878          148,085
McCormick & Co. Inc.                                     1,619           44,037
Safeway Inc.(1)                                          5,184          106,065
Sara Lee Corp.                                           9,150          172,111
SUPERVALU Inc.                                           1,754           37,395
Sysco Corp.                                              7,656          229,986
Winn-Dixie Stores Inc.                                   1,833           22,564
Wrigley (William Jr.) Co.                                2,648          148,897
-------------------------------------------------------------------------------
                                                                      1,970,978
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.32%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                        758           18,116
Georgia-Pacific Corp.                                    2,924           55,410
International Paper Co.                                  5,643          201,624
Louisiana-Pacific Corp./(1)/                             1,379           14,948
MeadWestvaco Corp.                                       2,341           57,823
Plum Creek Timber Co. Inc.                               2,137           55,455
Temple-Inland Inc.                                         709           30,423
Weyerhaeuser Co.                                         2,576          139,104
-------------------------------------------------------------------------------
                                                                        572,903
-------------------------------------------------------------------------------

GAS - 0.10%
-------------------------------------------------------------------------------
KeySpan Corp.                                            1,840           65,228
Nicor Inc.                                                 579           21,487
Peoples Energy Corp.                                       469           20,115
Sempra Energy                                            2,429           69,299
-------------------------------------------------------------------------------
                                                                        176,129
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.19%
-------------------------------------------------------------------------------
Black & Decker Corp.                                       901           39,148
Emerson Electric Co.                                     4,963          253,609
Snap-On Inc.                                               758           22,005
Stanley Works (The)                                      1,121           30,940
-------------------------------------------------------------------------------
                                                                        345,702
-------------------------------------------------------------------------------

HEALTH CARE - 2.78%
-------------------------------------------------------------------------------
Aetna Inc.                                               1,784          107,397
Anthem Inc./(1)/                                         1,626          125,446
Bard (C.R.) Inc.                                           606           43,214

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HEALTH CARE (Continued)
-------------------------------------------------------------------------------
Bausch & Lomb Inc.                                         693  $        25,987
Baxter International Inc.                                7,036          182,936
Becton, Dickinson & Co.                                  2,993          116,278
Biomet Inc.                                              3,027           86,754
Boston Scientific Corp./(1)/                             4,837          295,541
Guidant Corp.                                            3,640          161,580
HCA Inc.                                                 6,026          193,073
Health Management Associates Inc. Class A                2,785           51,383
Humana Inc./(1)/                                         2,106           31,801
Johnson & Johnson                                       35,079        1,813,584
Manor Care Inc./(1)/                                     1,173           29,337
Medtronic Inc.                                          14,401          690,816
Quest Diagnostics Inc./(1)/                              1,234           78,729
St. Jude Medical Inc./(1)/                               2,115          121,612
Stryker Corp.                                            2,337          162,118
Tenet Healthcare Corp./(1)/                              5,457           63,574
UnitedHealth Group Inc.                                  6,991          351,298
WellPoint Health Networks Inc./(1)/                      1,712          144,322
Zimmer Holdings Inc./(1)/                                2,307          103,930
-------------------------------------------------------------------------------
                                                                      4,980,710
-------------------------------------------------------------------------------

HOME BUILDERS - 0.08%
-------------------------------------------------------------------------------
Centex Corp.                                               727           56,553
KB Home                                                    623           38,614
Pulte Homes Inc.                                           711           43,840
-------------------------------------------------------------------------------
                                                                        139,007
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.07%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                     2,247           46,064
Maytag Corp.                                             1,029           25,128
Whirlpool Corp.                                            800           50,960
-------------------------------------------------------------------------------
                                                                        122,152
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.21%
-------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                      856           16,812
Avery Dennison Corp.                                     1,291           64,808
Clorox Co.                                               2,546          108,587
Fortune Brands Inc.                                      1,705           89,001
Newell Rubbermaid Inc.                                   3,217           90,076
Tupperware Corp.                                           756           10,856
-------------------------------------------------------------------------------
                                                                        380,140
-------------------------------------------------------------------------------

INSURANCE - 1.88%
-------------------------------------------------------------------------------
ACE Ltd.                                                 3,110          106,642
AFLAC Inc.                                               6,046          185,915
Allstate Corp. (The)                                     8,302          295,966
Ambac Financial Group Inc.                               1,246           82,548
AON Corp.                                                3,662           88,181
Chubb Corp.                                              2,177          130,620
CIGNA Corp.                                              1,643           77,122
Cincinnati Financial Corp.                               1,882           69,803
Hancock (John) Financial Services Inc.                   3,394          104,298
Hartford Financial Services Group Inc.                   3,294          165,886
Jefferson-Pilot Corp.                                    1,663           68,948
Lincoln National Corp.                                   2,079           74,075
Loews Corp.                                              2,178          102,998
Marsh & McLennan Companies Inc.                          6,316          322,558
MBIA Inc.                                                1,687           82,241
MetLife Inc.                                             8,961          253,776
MGIC Investment Corp.                                    1,152           53,729
Principal Financial Group Inc.                           3,848          124,098
Progressive Corp. (The)                                  2,564          187,428
Prudential Financial Inc.                                6,477          217,951
SAFECO Corp.                                             1,616           57,012
St. Paul Companies Inc.                                  2,672           97,555
Torchmark Corp.                                          1,354           50,437
Travelers Property Casualty Corp. Class B               11,857          186,985
UNUMProvident Corp.                                      3,350           44,924
XL Capital Ltd. Class A                                  1,607          133,381
-------------------------------------------------------------------------------
                                                                      3,365,077
-------------------------------------------------------------------------------

IRON / STEEL - 0.04%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                              1,076            7,102
Nucor Corp.                                                910           44,454
United States Steel Corp.                                1,343           21,985
-------------------------------------------------------------------------------
                                                                         73,541
-------------------------------------------------------------------------------

LEISURE TIME - 0.25%
-------------------------------------------------------------------------------
Brunswick Corp.                                          1,177           29,449
Carnival Corp.                                           7,409          240,867
Harley-Davidson Inc.                                     3,557          141,782
Sabre Holdings Corp.                                     1,667           41,092
-------------------------------------------------------------------------------
                                                                        453,190
-------------------------------------------------------------------------------

LODGING - 0.16%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                         1,280           51,507
Hilton Hotels Corp.                                      4,400           56,276
Marriott International Inc. Class A                      2,723          104,618
Starwood Hotels & Resorts Worldwide Inc.                 2,348           67,129
-------------------------------------------------------------------------------
                                                                        279,530
-------------------------------------------------------------------------------

MACHINERY - 0.33%
-------------------------------------------------------------------------------
Caterpillar Inc.                                         4,060          225,980
Cummins Inc.                                               540           19,381
Deere & Co.                                              2,815          128,646
Dover Corp.                                              2,372           71,065
Ingersoll-Rand Co. Class A                               1,988           94,072
McDermott International Inc./(1)/                          843            5,336
Rockwell Automation Inc.                                 2,162           51,542
-------------------------------------------------------------------------------
                                                                        596,022
-------------------------------------------------------------------------------

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MANUFACTURERS - 3.04%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                   1,086  $        44,852
Crane Co.                                                  780           17,651
Danaher Corp.                                            1,797          122,286
Eastman Kodak Co.                                        3,362           91,951
Eaton Corp.                                                873           68,627
General Electric Co.                                   118,113        3,387,481
Honeywell International Inc.                            10,116          271,615
Illinois Tool Works Inc.                                 3,625          238,706
ITT Industries Inc.                                      1,075           70,370
Pall Corp.                                               1,605           36,113
Textron Inc.                                             1,579           61,613
3M Co.                                                   4,615          595,241
Tyco International Ltd.                                 23,568          447,321
-------------------------------------------------------------------------------
                                                                      5,453,827
-------------------------------------------------------------------------------

MEDIA - 2.34%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                               53,114          854,604
Clear Channel Communications Inc./(1)/                   7,243          307,031
Comcast Corp. Class A/(1)/                              26,560          801,581
Dow Jones & Co. Inc.                                       946           40,706
Gannett Co. Inc.                                         3,166          243,180
Knight Ridder Inc.                                         956           65,897
McGraw-Hill Companies Inc. (The)                         2,243          139,066
Meredith Corp.                                             653           28,732
New York Times Co. Class A                               1,767           80,399
Tribune Co.                                              3,638          175,715
Univision Communications Inc. Class A/(1)/               2,687           81,685
Viacom Inc. Class B/(1)/                                20,740          905,508
Walt Disney Co. (The)                                   24,116          476,291
-------------------------------------------------------------------------------
                                                                      4,200,395
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%
-------------------------------------------------------------------------------
Worthington Industries Inc.                              1,116           14,954
-------------------------------------------------------------------------------
                                                                         14,954
-------------------------------------------------------------------------------

MINING - 0.28%
-------------------------------------------------------------------------------
Alcoa Inc.                                               9,964          254,082
Freeport-McMoRan Copper & Gold Inc.                      1,691           41,430
Newmont Mining Corp.                                     4,733          153,633
Phelps Dodge Corp./(1)/                                  1,162           44,551
-------------------------------------------------------------------------------
                                                                        493,696
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.11%
-------------------------------------------------------------------------------
Pitney Bowes Inc.                                        2,750          105,628
Xerox Corp./(1)/                                         9,174           97,153
-------------------------------------------------------------------------------
                                                                        202,781
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.10%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                       1,049           51,590
Anadarko Petroleum Corp.                                 2,934          130,475
Apache Corp.                                             1,900          123,614
Burlington Resources Inc.                                2,361          127,659
ChevronTexaco Corp.                                     12,619          911,092
ConocoPhillips                                           8,010          438,948
Devon Energy Corp.                                       2,715          144,981
EOG Resources Inc.                                       1,338           55,982
Exxon Mobil Corp.                                       78,934        2,834,520
Kerr-McGee Corp.                                         1,177           52,730
Kinder Morgan Inc.                                       1,430           78,150
Marathon Oil Corp.                                       3,637           95,835
Nabors Industries Ltd./(1)/                              1,705           67,433
Noble Corp./(1)/                                         1,559           53,474
Occidental Petroleum Corp.                               4,463          149,734
Rowan Companies Inc./(1)/                                1,229           27,530
Sunoco Inc.                                              1,000           37,740
Transocean Inc./(1)/                                     3,749           82,366
Unocal Corp.                                             3,027           86,845
-------------------------------------------------------------------------------
                                                                      5,550,698
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.36%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        3,959          132,904
BJ Services Co./(1)/                                     1,850           69,116
Halliburton Co.                                          5,138          118,174
Schlumberger Ltd.                                        6,868          326,711
-------------------------------------------------------------------------------
                                                                        646,905
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.09%
-------------------------------------------------------------------------------
Ball Corp.                                                 744           33,859
Bemis Co.                                                  696           32,573
Pactiv Corp./(1)/                                        2,092           41,233
Sealed Air Corp./(1)/                                      983           46,850
-------------------------------------------------------------------------------
                                                                        154,515
-------------------------------------------------------------------------------

PHARMACEUTICALS - 5.10%
-------------------------------------------------------------------------------
Abbott Laboratories                                     18,436          806,759
Allergan Inc.                                            1,531          118,040
AmerisourceBergen Corp.                                  1,295           89,808
Bristol-Myers Squibb Co.                                22,887          621,382
Cardinal Health Inc.                                     5,267          338,668
Forest Laboratories Inc./(1)/                            4,279          234,275
King Pharmaceuticals Inc./(1)/                           2,800           41,328
Lilly (Eli) & Co.                                       13,271          915,301
MedImmune Inc./(1)/                                      2,961          107,692
Merck & Co. Inc.                                        26,494        1,604,212
Pfizer Inc.                                             93,163        3,181,516
Schering-Plough Corp.                                   17,327          322,282
Watson Pharmaceuticals Inc./(1)/                         1,249           50,422
Wyeth                                                   15,682          714,315
-------------------------------------------------------------------------------
                                                                      9,146,000
-------------------------------------------------------------------------------

PIPELINES - 0.07%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      4,902           20,588

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PIPELINES (Continued)
-------------------------------------------------------------------------------
El Paso Corp.                                            6,999  $        56,552
Williams Companies Inc.                                  6,033           47,661
-------------------------------------------------------------------------------
                                                                        124,801
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.19%
-------------------------------------------------------------------------------
Apartment Investment & Management Co. Class A            1,224           42,350
Equity Office Properties Trust                           4,734          127,865
Equity Residential                                       3,195           82,910
Simon Property Group Inc.                                2,217           86,530
-------------------------------------------------------------------------------
                                                                        339,655
-------------------------------------------------------------------------------

RETAIL - 4.41%
-------------------------------------------------------------------------------
AutoNation Inc./(1)/                                     3,282           51,593
AutoZone Inc./(1)/                                       1,049           79,693
Bed Bath & Beyond Inc./(1)/                              3,473          134,787
Best Buy Co. Inc./(1)/                                   3,793          166,589
Big Lots Inc./(1)/                                       1,535           23,086
Circuit City Stores Inc.                                 2,695           23,716
CVS Corp.                                                4,633          129,863
Darden Restaurants Inc.                                  2,207           41,889
Dillards Inc. Class A                                    1,100           14,817
Dollar General Corp.                                     3,906           71,324
eBay Inc./(1)/                                           3,746          390,258
Family Dollar Stores Inc.                                2,015           76,872
Federated Department Stores Inc.                         2,196           80,923
Gap Inc. (The)                                          10,491          196,811
Home Depot Inc.                                         27,137          898,777
Kohls Corp./(1)/                                         3,992          205,109
Limited Brands Inc.                                      6,126           94,953
Lowe's Companies Inc.                                    9,202          395,226
May Department Stores Co. (The)                          3,380           75,239
McDonald's Corp.                                        15,009          331,099
Nordstrom Inc.                                           1,783           34,804
Office Depot Inc./(1)/                                   3,604           52,294
Penney (J.C.) Co. Inc. (Holding Co.)                     3,140           52,909
RadioShack Corp.                                         1,964           51,673
Sears, Roebuck and Co.                                   3,610          121,440
Staples Inc./(1)/                                        5,719          104,944
Starbucks Corp./(1)/                                     4,588          112,498
Target Corp.                                            10,747          406,666
Tiffany & Co.                                            1,695           55,393
TJX Companies Inc.                                       5,998          113,002
Toys R Us Inc./(1)/                                      2,795           33,875
Walgreen Co.                                            12,092          363,969
Wal-Mart Stores Inc.                                    51,748        2,777,315
Wendy's International Inc.                               1,488           43,107
Yum! Brands Inc./(1)/                                    3,434          101,509
-------------------------------------------------------------------------------
                                                                      7,908,022
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.94%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         4,539           29,095
Altera Corp./(1)/                                        4,484           73,538
Analog Devices Inc./(1)/                                 4,298          149,656
Applied Materials Inc./(1)/                             19,548          310,031
Applied Micro Circuits Corp./(1)/                        3,996           24,176
Broadcom Corp. Class A/(1)/                              3,284           81,804
Intel Corp.                                             77,201        1,604,546
KLA-Tencor Corp./(1)/                                    2,235          103,905
Linear Technology Corp.                                  3,679          118,501
LSI Logic Corp./(1)/                                     4,923           34,855
Maxim Integrated Products Inc.                           3,818          130,537
Micron Technology Inc./(1)/                              7,137           83,003
National Semiconductor Corp./(1)/                        2,123           41,866
Novellus Systems Inc./(1)/                               1,753           64,197
NVIDIA Corp./(1)/                                        1,850           42,569
PMC-Sierra Inc./(1)/                                     2,202           25,829
QLogic Corp./(1)/                                        1,095           52,921
Teradyne Inc./(1)/                                       2,423           41,942
Texas Instruments Inc.                                  20,403          359,093
Xilinx Inc./(1)/                                         3,962          100,278
-------------------------------------------------------------------------------
                                                                      3,472,342
-------------------------------------------------------------------------------

SOFTWARE - 3.26%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       2,719           87,198
Autodesk Inc.                                            1,456           23,529
Automatic Data Processing Inc.                           7,049          238,679
BMC Software Inc./(1)/                                   2,717           44,369
Citrix Systems Inc./(1)/                                 1,920           39,091
Computer Associates International Inc.                   6,803          151,571
Compuware Corp./(1)/                                     4,963           28,637
Electronic Arts Inc./(1)/                                1,712          126,671
First Data Corp.                                         8,825          365,708
Fiserv Inc./(1)/                                         2,265           80,657
IMS Health Inc.                                          2,835           51,002
Intuit Inc./(1)/                                         2,410          107,317
Mercury Interactive Corp./(1)/                           1,117           43,127
Microsoft Corp.                                        126,879        3,249,371
Novell Inc./(1)/                                         4,785           14,738
Oracle Corp./(1)/                                       61,919          744,266
Parametric Technology Corp./(1)/                         3,492           10,651
PeopleSoft Inc./(1)/                                     3,704           65,153
Siebel Systems Inc./(1)/                                 5,718           54,550
Symantec Corp./(1)/                                      1,731           75,922
Yahoo! Inc./(1)/                                         7,110          232,924
-------------------------------------------------------------------------------
                                                                      5,835,131
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.54%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                        10,535           24,525
Andrew Corp./(1)/                                        1,298           11,942
Avaya Inc./(1)/                                          4,970           32,106
CIENA Corp./(1)/                                         6,184           32,095
Comverse Technology Inc./(1)/                            2,469           37,109
JDS Uniphase Corp./(1)/                                 16,711           58,656
Lucent Technologies Inc./(1)/                           48,565           98,587
Motorola Inc.                                           27,301          257,448

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (Continued)
-------------------------------------------------------------------------------
QUALCOMM Inc.                                            9,312  $       332,904
Scientific-Atlanta Inc.                                  1,733           41,315
Tellabs Inc./(1)/                                        5,408           35,531
-------------------------------------------------------------------------------
                                                                        962,218
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.16%
-------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                        31,973          262,498
Citizens Communications Co./(1)/                         3,298           42,511
Corning Inc./(1)/                                       14,872          109,904
Nextel Communications Inc. Class A/(1)/                 12,115          219,039
Qwest Communications International Inc./(1)/            19,900           95,122
Sprint Corp. (PCS Group)/(1)/                           11,981           68,891
Verizon Communications Inc.                             32,492        1,281,809
-------------------------------------------------------------------------------
                                                                      2,079,774
-------------------------------------------------------------------------------

TELEPHONE - 1.20%
-------------------------------------------------------------------------------
Alltel Corp.                                             3,665          176,726
AT&T Corp.                                               9,259          178,236
BellSouth Corp.                                         21,805          580,667
CenturyTel Inc.                                          1,672           58,269
SBC Communications Inc.                                 39,246        1,002,735
Sprint Corp. (FON Group)                                10,582          152,381
-------------------------------------------------------------------------------
                                                                      2,149,014
-------------------------------------------------------------------------------

TEXTILES - 0.04%
-------------------------------------------------------------------------------
Cintas Corp.                                             1,996           70,738
-------------------------------------------------------------------------------
                                                                         70,738
-------------------------------------------------------------------------------

TOBACCO - 0.67%
-------------------------------------------------------------------------------
Altria Group Inc.                                       23,919        1,086,879
R.J. Reynolds Tobacco Holdings Inc.                      1,106           41,154
UST Inc.                                                 1,957           68,554
-------------------------------------------------------------------------------
                                                                      1,196,587
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
-------------------------------------------------------------------------------
Hasbro Inc.                                              2,259           39,510
Mattel Inc.                                              5,162           97,665
-------------------------------------------------------------------------------
                                                                        137,175
-------------------------------------------------------------------------------

TRANSPORTATION - 0.85%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       4,381          124,596
CSX Corp.                                                2,503           75,315
FedEx Corp.                                              3,516          218,097
Norfolk Southern Corp.                                   4,572           87,782
Union Pacific Corp.                                      2,992          173,596
United Parcel Service Inc. Class B                      13,290          846,573
-------------------------------------------------------------------------------
                                                                      1,525,959
-------------------------------------------------------------------------------

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
-------------------------------------------------------------------------------
Ryder System Inc.                                          817  $        20,932
-------------------------------------------------------------------------------
                                                                         20,932
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $93,745,007)                                                 106,200,014
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 37.42%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                               $   2,874,000        3,128,507
  5.25%,  02/15/29                                   1,260,000        1,371,972
  5.38%,  02/15/31                                   3,421,000        3,852,234
  5.50%,  08/15/28                                   1,910,000        2,148,526
  6.13%,  11/15/27                                   5,856,000        7,128,310
  6.25%,  08/15/23                                   5,092,000        6,237,303
  6.25%,  05/15/30                                   8,975,000       11,173,175
  6.38%,  08/15/27                                   7,885,000        9,877,500
  6.50%,  11/15/26                                   2,760,000        3,501,427
  6.63%,  02/15/27                                   4,600,000        5,920,163
  6.75%,  08/15/26                                   1,685,000        2,195,700
  6.88%,  08/15/25                                   2,871,000        3,782,766
  7.50%,  11/15/24                                   4,450,000        6,247,382
  7.63%,  02/15/25                                     350,000          497,643
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $63,323,799)                                                  67,062,608
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 13.22%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(2)/                          14,819,494       14,819,494
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(2)/                           3,202,733        3,202,733
BlackRock Temp Cash Money Market Fund/(2)/             161,511          161,511
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(2)/                    839,820          839,820
Short Term Investment Co. - Prime
 Money Market Portfolio,
 Institutional Shares/(2)/                             355,859          355,859
Abbey National Treasury Services
 PLC, Time Deposit
  1.38%,  07/01/03/(2)/                          $     213,516          213,516
Beta Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(2)/                                177,903          177,903
  1.17%,  08/15/03/(2)/                                266,909          266,909
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%,  10/30/03/(2)/                                142,344          142,344
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(2)/                                156,570          156,570
  1.31%,  05/24/04/(2)/                                355,824          355,824

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
Dorada Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(2)/                          $     355,806  $       355,806
Five Finance Inc., Floating Rate Note
  1.15%,  04/15/04/(2)/                                177,930          177,930
HBOS Treasury Services PLC, Floating Rate Note
  1.27%,  06/24/04/(2)/                                355,859          355,859
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(2)/                                 71,172           71,172
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(2)/                                177,921          177,921
  1.22%,  04/13/04/(2)/                                177,921          177,921
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(2)/                                177,894          177,894
  1.08%,  03/29/04/(2)/                                177,930          177,930
  1.29%,  05/04/04/(2)/                                177,921          177,921
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(2)/                                355,841          355,841
U.S. Treasury Bill
  0.85%/(3)/, 09/25/03/(4)/                            400,000          399,180
White Pine Finance LLC, Floating Rate Note
  1.07%,  04/20/04/(2)/                                177,930          177,930
  1.14%,  05/17/04/(2)/                                213,516          213,516
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $23,689,374)                                                  23,689,304
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.14%
-------------------------------------------------------------------------------
Bank of America NA Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with an effective yield of
 1.30%./(2)/                                           177,930          177,930
Merrill Lynch Government Securities
 Inc. Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an
 effective yield of 1.38%./(2)/                         71,172           71,172
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $249,102)                                                        249,102
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 110.03%
(Cost $181,007,282)                                                 197,201,028
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (10.03%)                           (17,979,816)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $   179,221,212
===============================================================================

/(1)/   Non-income earning securities.
/(2)/ All or a portion of this security represents investments of securities lending collateral.
/(3)/   Yield to Maturity.
/(4)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See
        Note 1.

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

CORPORATE BONDS & NOTES - 29.11%

AEROSPACE / DEFENSE - 0.57%
-------------------------------------------------------------------------------
Boeing Co. (The)
  6.13%,  02/15/33                               $     200,000  $       208,838
General Dynamics Corp.
  2.13%,  05/15/06                                     200,000          202,690
Goodrich (B.F.) Co.
  6.45%,  12/15/07                                     100,000          108,747
Lockheed Martin Corp.
  8.20%,  12/01/09                                   1,000,000        1,264,616
Northrop Grumman Corp.
  7.75%,  02/15/31                                     250,000          320,690
Raytheon Co.
  7.38%,  07/15/25                                   1,000,000        1,107,964
United Technologies Corp.
  6.10%,  05/15/12                                     150,000          172,933
  6.63%,  11/15/04                                     150,000          160,120
  6.70%,  08/01/28                                     150,000          176,821
-------------------------------------------------------------------------------
                                                                      3,723,419
-------------------------------------------------------------------------------

AIRLINES - 0.23%
-------------------------------------------------------------------------------
American Airlines Inc.
  7.02%,  10/15/09                                     157,000          149,879
Continental Airlines Inc.
  6.65%,  09/15/17                                     871,481          840,588
Delta Air Lines Inc.
  7.57%,  11/18/10                                     500,000          514,281
-------------------------------------------------------------------------------
                                                                      1,504,748
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.36%
-------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
  7.20%,  09/01/09                                     500,000          568,342
  8.50%,  01/18/31                                     500,000          597,500
Ford Motor Company
  6.63%,  10/01/28                                   1,125,000          936,115
General Motors Corp.
  6.25%,  05/01/05                                      75,000           78,115
  7.20%,  01/15/11                                     150,000          151,189
-------------------------------------------------------------------------------
                                                                      2,331,261
-------------------------------------------------------------------------------

BANKS - 7.14%
-------------------------------------------------------------------------------
Abbey National PLC
  7.95%,  10/26/29                                     100,000          133,384
ABN Amro Bank NV
  7.13%,  06/18/07                                     250,000          291,267
Anthem Inc.
  6.80%,  08/01/12                                     250,000          291,864
Banco Santander Central Hispano
  Issuances
  7.63%,  09/14/10                                     500,000          619,923
Bank of America Corp.
  6.25%,  04/01/08                                   1,000,000        1,141,393
Bank of New York Co. Inc. (The)
  5.50%,  12/01/17                                     250,000          276,936
Bank of Tokyo-Mitsubishi Ltd.
  8.40%,  04/15/10                                     250,000          310,061
Bank One Corp.
  3.70%,  01/15/08                                     500,000          519,899
  5.90%,  11/15/11                                   1,000,000        1,130,108
BankBoston Corp.
  6.50%,  12/19/07                                     500,000          572,026
Bankers Trust Corp.
  7.25%,  10/15/11                                     250,000          295,674
Corp. Andina de Fomento
  6.88%,  03/15/12                                     150,000          170,766
Credit Suisse First Boston
  5.75%,  04/15/07                                     500,000          555,487
  6.38%,  12/16/35                                   1,000,000        1,155,235
  6.50%,  01/15/12                                     500,000          573,778
European Investment Bank
  4.00%,  03/15/05                                     500,000          522,307
  4.00%,  08/30/05                                     500,000          526,194
  4.63%,  03/01/07                                   1,000,000        1,085,777
First Union Capital Corp.
  8.04%,  12/01/26                                   1,000,000        1,161,489
First Union Corp.
  6.63%,  07/15/05                                     500,000          547,736
First Union National Bank
  7.74%,  05/17/32                                   1,493,196        1,703,006
Fleet Credit Card Master Trust II
  3.86%,  03/15/07                                   6,870,000        7,078,989
GE Global Insurance Holdings
  7.50%,  06/15/10                                     150,000          178,173
HSBC Holdings PLC
  5.25%,  12/12/12                                     250,000          266,629
HSBC USA Inc.
  7.00%,  11/01/06                                     250,000          284,839
International Bank for
  Reconstruction & Development
  3.63%,  05/21/13                                     150,000          151,133
  4.13%,  08/12/09                                     500,000          539,791
  6.38%,  07/21/05                                   1,000,000        1,099,048
  7.00%,  01/27/05                                   1,500,000        1,632,438
John Deere Capital Corp.
  7.00%,  03/15/12                                     500,000          593,599
KeyCorp
  6.75%,  03/15/06                                   1,500,000        1,675,560
KFW International Finance Inc.
  2.50%,  10/17/05                                     500,000          509,773
  4.25%,  04/18/05                                     500,000          524,172
  4.75%,  01/24/07                                     500,000          542,694
  8.00%,  02/15/10                                     250,000          304,690
Korea Development Bank
  5.25%,  11/16/06                                     500,000          535,282
Landwirtschaftliche Rentenbank
  3.25%,  06/19/08                                     400,000          408,732

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust
  6.78%,  06/15/31                               $   6,000,000  $     7,023,043
Mellon Funding Corp.
  6.38%,  02/15/10                                     500,000          584,673
National City Bank of Ohio
  3.30%,  05/15/08                                     500,000          508,561
NationsBank Corp.
  7.75%,  08/15/15                                   1,000,000        1,277,764
NiSource Finance Corp.
  7.88%,  11/15/10                                     150,000          177,105
Oesterreichische Kontrollbank AG
  5.50%,  01/20/06                                     500,000          546,901
PNC Funding Corp.
  5.75%,  08/01/06                                     250,000          275,836
Popular North America Inc.
  4.25%,  04/01/08                                     100,000          104,067
Royal Bank of Scotland Group PLC
  5.00%,  10/01/14                                     250,000          262,323
Sanwa Bank Ltd.
  7.40%,  06/15/11                                     250,000          280,317
SLM Corp.
  5.13%,  08/27/12                                     250,000          265,647
Sprint Capital Corp.
  8.38%,  03/15/12                                     500,000          598,658
SunTrust Banks Inc.
  5.05%,  07/01/07                                     500,000          545,987
Swiss Bank Corp.
  7.38%,  06/15/17                                     100,000          127,402
Tyco Capital Corp.
  7.63%,  08/16/05                                   1,045,000        1,150,748
Union Bank of Switzerland
  7.25%,  07/15/06                                     250,000          287,402
US Bank NA Minnesota
  6.38%,  08/01/11                                   1,000,000        1,167,362
Wells Fargo & Company
  6.63%,  07/15/04                                     500,000          526,805
Wells Fargo Bank NA
  7.55%,  06/21/10                                   1,000,000        1,232,726
-------------------------------------------------------------------------------
                                                                     46,853,179
-------------------------------------------------------------------------------

BEVERAGES - 0.51%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.
  6.80%,  01/15/31                                     500,000          606,312
Bottling Group LLC
  4.63%,  11/15/12/(1)/                                100,000          104,520
Brown-Forman Corp.
  2.13%,  03/15/06                                     250,000          250,930
Coca-Cola Enterprises Inc.
  5.25%,  05/15/07                                     500,000          545,553
  6.13%,  08/15/11                                     250,000          286,871
  8.50%,  02/01/22                                     250,000          339,444
Diageo Capital PLC
  6.13%,  08/15/05                                   1,000,000        1,092,776
PepsiAmericas Inc.
  3.88%,  09/12/07                                     100,000          103,435
-------------------------------------------------------------------------------
                                                                      3,329,841
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.06%
-------------------------------------------------------------------------------
Hanson Australia Funding Ltd.
  5.25%,  03/15/13                                     100,000          102,436
Masco Corp.
  5.88%,  07/15/12                                     250,000          277,632
-------------------------------------------------------------------------------
                                                                        380,068
-------------------------------------------------------------------------------

CHEMICALS - 0.27%
-------------------------------------------------------------------------------
Chevron Phillips Chemical Co.
  5.38%,  06/15/07                                     500,000          539,327
Dow Chemical Co. (The)
  6.00%,  10/01/12                                     250,000          271,970
  8.63%,  04/01/06                                     500,000          573,865
Du Pont (E.I.) de Nemours
  6.75%,  10/15/04                                     250,000          266,675
Praxair Inc.
  3.95%,  06/01/13                                     150,000          148,058
-------------------------------------------------------------------------------
                                                                      1,799,895
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.10%
-------------------------------------------------------------------------------
Cendant Corp.
  6.25%,  03/15/10                                     250,000          278,022
Hertz Corp.
  8.25%,  06/01/05                                     250,000          263,913
PHH Corp.
  7.13%,  03/01/13                                     100,000          113,488
-------------------------------------------------------------------------------
                                                                        655,423
-------------------------------------------------------------------------------

COMPUTER SYSTEMS - 0.02%
-------------------------------------------------------------------------------
Computer Sciences Corp.
  7.38%,  06/15/11                                     100,000          121,602
-------------------------------------------------------------------------------
                                                                        121,602
-------------------------------------------------------------------------------

COMPUTERS - 0.33%
-------------------------------------------------------------------------------
Hewlett-Packard Co.
  5.50%,  07/01/07                                     500,000          552,675
International Business Machines Corp.
  4.75%,  11/29/12                                     500,000          525,533
  4.88%,  10/01/06                                   1,000,000        1,086,753
-------------------------------------------------------------------------------
                                                                      2,164,961
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.19%
-------------------------------------------------------------------------------
Procter & Gamble Co.
  6.88%,  09/15/09                                   1,000,000        1,212,699
-------------------------------------------------------------------------------
                                                                      1,212,699
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.04%
-------------------------------------------------------------------------------
Costco Wholesale Corp.
  5.50%,  03/15/07                               $     250,000  $       276,006
-------------------------------------------------------------------------------
                                                                        276,006
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 7.52%
-------------------------------------------------------------------------------
American Express Co.
  3.75%,  11/20/07                                     250,000          260,514
American Express Credit Corp.
  3.00%,  05/16/08                                     250,000          251,723
American General Finance Corp.
  5.38%,  10/01/12                                     250,000          269,752
  5.88%,  07/14/06                                   1,000,000        1,103,423
American International Group Inc.
  4.25%,  05/15/13/(1)/                                250,000          249,490
Ameriquest Mortgage Securities Inc.
  4.84%,  09/25/25                                     200,000          207,412
AMVESCAP PLC
  5.38%,  02/27/13                                     100,000          101,637
Associates Corp. NA
  6.88%,  11/15/08                                     410,000          481,861
  6.95%,  11/01/18                                     250,000          306,759
AXA Financial Inc.
  7.75%,  08/01/10                                     250,000          304,540
Bear Stearns Companies Inc.
  5.70%,  11/15/14                                     250,000          277,092
  6.63%,  10/01/04                                   1,000,000        1,065,454
Boeing Capital Corp.
  5.65%,  05/15/06                                   1,500,000        1,621,011
Burlington Resources Finance
  7.20%,  08/15/31                                     250,000          305,469
Capital One Bank
  6.88%,  02/01/06                                   1,000,000        1,073,037
Citigroup Inc.
  5.63%,  08/27/12                                     250,000          275,435
  6.00%,  02/21/12                                     500,000          568,783
  6.63%,  06/15/32                                     250,000          288,887
  6.75%,  12/01/05                                   1,000,000        1,114,949
  7.25%,  10/01/10                                     500,000          605,808
Countrywide Home Loans Inc.
  3.50%,  12/19/05                                     250,000          258,033
  5.63%,  05/15/07                                     500,000          550,688
Ford Credit Auto Owner Trust
  3.62%,  01/15/06                                     967,655          980,862
  4.36%,  09/15/36                                   2,000,000        2,094,542
Ford Motor Credit Co.
  6.88%,  02/01/06                                     850,000          901,510
  7.25%,  10/25/11                                     500,000          514,036
  7.50%,  03/15/05                                     850,000          903,268
  7.60%,  08/01/05                                     300,000          322,106
  7.88%,  06/15/10                                   1,000,000        1,071,608
FPL Group Capital Inc.
  7.38%,  06/01/09                                     100,000          120,301
General Electric Capital Corp.
  3.50%,  05/01/08                                     250,000          255,991
  5.38%,  03/15/07                                   1,100,000        1,210,562
  6.50%,  12/10/07                                   1,000,000        1,151,094
  6.75%,  03/15/32                                   1,000,000        1,169,565
General Motors Acceptance Corp.
  5.71%,  10/15/38                                   1,000,000        1,117,702
  6.13%,  09/15/06                                     500,000          526,401
  6.75%,  01/15/06                                   1,000,000        1,061,642
  6.88%,  09/15/11                                     850,000          852,836
  7.25%,  03/02/11                                     500,000          513,051
  7.72%,  12/15/09                                   1,707,000        2,092,371
  8.00%,  11/01/31                                     250,000          245,291
Goldman Sachs Group Inc.
  5.70%,  09/01/12                                     250,000          274,657
  6.13%,  02/15/33                                     250,000          268,094
  6.60%,  01/15/12                                     250,000          290,495
  6.88%,  01/15/11                                     250,000          294,987
  7.63%,  08/17/05                                     500,000          563,447
Household Finance Corp.
  5.75%,  01/30/07                                     250,000          275,910
  6.40%,  06/17/08                                     250,000          285,379
  6.50%,  01/24/06                                     250,000          277,286
  6.50%,  11/15/08                                     500,000          574,914
  8.00%,  07/15/10                                   1,000,000        1,240,530
JP Morgan Chase & Co.
  5.25%,  05/30/07                                     500,000          548,459
  6.75%,  02/01/11                                   1,000,000        1,173,697
LB-UBS Commercial Mortgage Trust
  4.85%,  09/15/31                                   1,500,000        1,584,332
Lehman Brothers Holdings Inc.
  6.63%,  01/18/12                                     250,000          293,094
Lehman Brothers Inc.
  7.63%,  06/01/06                                   1,000,000        1,151,877
MBNA America Bank NA
  5.38%,  01/15/08                                     500,000          540,579
Merrill Lynch & Co. Inc.
  3.70%,  04/21/08                                     100,000          103,263
  6.00%,  02/17/09                                   1,000,000        1,124,159
Morgan Stanley
  6.02%,  02/15/33                                     518,167          553,505
  7.25%,  04/01/32                                     100,000          122,597
  7.69%,  02/15/20                                   1,000,000        1,152,691
  7.75%,  06/15/05                                   1,000,000        1,114,214
  8.00%,  06/15/10                                   1,000,000        1,246,485
National Rural Utilities
  3.88%,  02/15/08                                     400,000          416,675
  7.25%,  03/01/12                                     350,000          419,081
Pemex Project Funding Master Trust
  7.38%,  12/15/14                                     500,000          547,500
  8.63%,  02/01/22                                     250,000          285,625
Rio Tinto Finance USA Ltd.
  2.63%,  09/30/08                                     100,000           98,167
Saxon Asset Securities Trust
  5.53%,  07/25/31                                     400,000          412,800
Sears Roebuck Acceptance Corp.
  7.00%,  06/01/32                                     500,000          559,273

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
Textron Finance Corp.
  6.00%,  11/20/09                               $     200,000  $       219,082
Toyota Motor Credit Corp.
  2.80%,  01/18/06                                     100,000          102,543
Unilever Capital Corp.
  6.88%,  11/01/05                                   1,000,000        1,116,223
Verizon Global Funding Corp.
  7.75%,  12/01/30                                     250,000          316,619
Washington Mutual Inc.
  7.50%,  08/15/06                                   1,000,000        1,157,219
-------------------------------------------------------------------------------
                                                                     49,351,954
-------------------------------------------------------------------------------

ELECTRIC - 1.72%
-------------------------------------------------------------------------------
AEP Texas Central Co.
  6.65%,  02/15/33/(1)/                                250,000          273,604
Alabama Power Co. Series Q
  5.50%,  10/15/17                                     250,000          273,623
Alabama Power Co. Series X
  3.13%,  05/01/08                                     250,000          252,847
American Electric Power Inc.
  6.13%,  05/15/06                                     100,000          109,615
Arizona Public Service Co.
  6.50%,  03/01/12                                     250,000          285,838
Cincinnati Gas & Electric Co.
  5.70%,  09/15/12                                     250,000          274,666
Columbus Southern Power Co.
  5.50%,  03/01/13/(1)/                                150,000          161,270
Commonwealth Edison
  7.00%,  07/01/05                                     500,000          548,937
Consolidated Edison Inc.
  4.88%,  02/01/13                                     200,000          210,872
Constellation Energy Group
  7.60%,  04/01/32                                     250,000          300,510
Consumers Energy Co.
  6.00%,  03/15/05                                     500,000          530,988
Dominion Resources Inc.
  7.63%,  07/15/05                                     500,000          556,123
  8.13%,  06/15/10                                     500,000          619,598
DTE Energy Co.
  7.05%,  06/01/11                                     500,000          584,779
Entergy Gulf States Inc.
  3.60%,  06/01/08/(1)/                                100,000           99,398
FirstEnergy Corp.
  5.50%,  11/15/06                                     500,000          535,995
  7.38%,  11/15/31                                     250,000          280,009
Florida Power & Light Co.
  4.85%,  02/01/13                                     150,000          158,543
  5.63%,  04/01/34                                     150,000          155,770
KN Energy Inc.
  7.25%,  03/01/28                                     250,000          289,454
MidAmerican Energy Co.
  6.75%,  12/30/31                                     250,000          295,927
Niagara Mohawk Power Corp.
  7.63%,  10/01/05                                     529,268          591,487
Northern States Power Co.
  8.00%,  08/28/12                                     250,000          316,529
Oncor Electric Delivery Co.
  6.38%,  05/01/12                                     500,000          570,772
Ontario Hydro Canada
  7.45%,  03/31/13                                     500,000          645,500
PECO Energy Co.
  3.50%,  05/01/08                                     250,000          257,083
Pepco Holdings Inc.
  6.45%,  08/15/12                                     250,000          282,890
Progress Energy Inc.
  7.10%,  03/01/11                                     400,000          465,323
  7.75%,  03/01/31                                     100,000          120,111
PSEG Energy Holdings Inc.
  8.50%,  06/15/11                                     250,000          268,750
Public Service Company of Colorado
  4.88%,  03/01/13/(1)/                                200,000          207,888
Public Service Electric & Gas Co.
  5.13%,  09/01/12                                     250,000          266,927
South Carolina Electric & Gas Co.
  5.30%,  05/15/33                                     150,000          148,715
Union Electric Co.
  5.25%,  09/01/12                                     100,000          108,624
Wisconsin Energy Corp.
  5.88%,  04/01/06                                     100,000          109,956
  6.50%,  04/01/11                                     100,000          114,495
-------------------------------------------------------------------------------
                                                                     11,273,416
-------------------------------------------------------------------------------

ELECTRONICS - 0.02%
-------------------------------------------------------------------------------
Avnet Inc.
  9.75%,  02/15/08                                     100,000          113,000
-------------------------------------------------------------------------------
                                                                        113,000
-------------------------------------------------------------------------------

ENERGY & RELATED - 0.02%
-------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.
  3.50%,  05/15/08/(1)/                                150,000          150,807
-------------------------------------------------------------------------------
                                                                        150,807
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.05%
-------------------------------------------------------------------------------
USA Waste Services Inc.
  7.00%,  07/15/28                                     150,000          171,008
Waste Management Inc.
  6.50%,  11/15/08                                     150,000          171,500
-------------------------------------------------------------------------------
                                                                        342,508
-------------------------------------------------------------------------------

FOOD - 1.18%
-------------------------------------------------------------------------------
Albertson's Inc.
  7.45%,  08/01/29                                     100,000          112,948
  7.50%,  02/15/11                                     250,000          292,065
Archer-Daniels-Midland Co.
  8.38%,  04/15/17                                     500,000          679,887

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

FOOD (Continued)
-------------------------------------------------------------------------------
ConAgra Foods Inc.
  6.00%,  09/15/06                               $     500,000  $       553,977
  7.40%,  09/15/04                                     500,000          532,517
General Mills Inc.
  5.13%,  02/15/07                                   1,000,000        1,089,326
Heinz (H.J.) Co.
  6.63%,  07/15/11                                     250,000          294,705
Kellogg Co.
  6.60%,  04/01/11                                   1,000,000        1,172,729
Kraft Foods Inc.
  5.63%,  11/01/11                                     500,000          544,835
  6.50%,  11/01/31                                     500,000          552,076
McDonald's Corp.
  3.88%,  08/15/07                                     250,000          259,020
Safeway Inc.
  6.50%,  11/15/08                                   1,000,000        1,134,001
Sara Lee Corp.
  2.75%,  06/15/08                                     250,000          247,735
Tyson Foods Inc.
  8.25%,  10/01/11                                     250,000          296,005
-------------------------------------------------------------------------------
                                                                      7,761,826
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.26%
-------------------------------------------------------------------------------
International Paper Co.
  6.75%,  09/01/11                                     500,000          578,312
MeadWestvaco Corp.
  6.85%,  04/01/12                                     250,000          288,590
Weyerhaeuser Co.
  6.00%,  08/01/06                                     250,000          274,238
  6.75%,  03/15/12                                     250,000          283,800
  7.38%,  03/15/32                                     250,000          287,380
-------------------------------------------------------------------------------
                                                                      1,712,320
-------------------------------------------------------------------------------

GAS - 0.11%
-------------------------------------------------------------------------------
KeySpan Corp.
  7.63%,  11/15/10                                     500,000          613,553
Southern California Gas Co.
  4.80%,  10/01/12                                     100,000          105,099
-------------------------------------------------------------------------------
                                                                        718,652
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.02%
-------------------------------------------------------------------------------
Emerson Electric Co.
  5.00%,  12/15/14                                     150,000          160,675
-------------------------------------------------------------------------------
                                                                        160,675
-------------------------------------------------------------------------------

HEALTH CARE - 0.07%
-------------------------------------------------------------------------------
Johnson & Johnson
  4.95%,  05/15/33                                     200,000          195,416
Tenet Healthcare Corp.
  5.00%,  07/01/07                                     250,000          233,750
-------------------------------------------------------------------------------
                                                                        429,166
-------------------------------------------------------------------------------

HOME BUILDERS - 0.03%
-------------------------------------------------------------------------------
Centex Corp.
  4.75%,  01/15/08                                     100,000          105,584
Pulte Homes Inc.
  7.88%,  08/01/11                                     100,000          121,424
-------------------------------------------------------------------------------
                                                                        227,008
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.02%
-------------------------------------------------------------------------------
Newell Rubbermaid Inc.
  4.63%,  12/15/09                                     100,000          105,961
-------------------------------------------------------------------------------
                                                                        105,961
-------------------------------------------------------------------------------

INSURANCE - 0.37%
-------------------------------------------------------------------------------
Allstate Corp.
  7.20%,  12/01/09                                   1,000,000        1,211,632
Chubb Corp.
  3.95%,  04/01/08/(1)/                                100,000          103,570
CNA Financial Corp.
  6.75%,  11/15/06                                     100,000          104,506
Hartford Life Inc.
  7.38%,  03/01/31                                     250,000          296,096
Lion Connecticut Holdings Inc.
  7.63%,  08/15/26                                     100,000          121,296
MetLife Inc.
  6.50%,  12/15/32                                     100,000          114,116
Prudential Financial Inc.
  3.75%,  05/01/08                                     100,000          102,980
Radian Group Inc.
  5.63%,  02/15/13/(1)/                                100,000          104,982
SAFECO Corp.
  4.88%,  02/01/10                                     150,000          158,583
Travelers Property Casualty Corp.
  6.38%,  03/15/33                                     100,000          109,295
-------------------------------------------------------------------------------
                                                                      2,427,056
-------------------------------------------------------------------------------

MACHINERY - CONSTRUCTION & MINING - 0.19%
-------------------------------------------------------------------------------
Caterpillar Inc.
  7.25%,  09/15/09                                   1,000,000        1,218,326
-------------------------------------------------------------------------------
                                                                      1,218,326
-------------------------------------------------------------------------------

MANUFACTURING - 0.19%
-------------------------------------------------------------------------------
Cooper Industries Inc.
  5.50%,  11/01/09                                     100,000          111,108
General Electric Co.
  5.00%,  02/01/13                                     400,000          422,503
Norsk Hydro ASA
  6.36%,  01/15/09                                     590,000          679,396
-------------------------------------------------------------------------------
                                                                      1,213,007
-------------------------------------------------------------------------------

MEDIA - 0.98%
-------------------------------------------------------------------------------
AOL Time Warner Inc.
  6.88%,  05/01/12                                     500,000          570,808

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

MEDIA (Continued)
-------------------------------------------------------------------------------
Clear Channel Communications Inc.
  4.25%,  05/15/09                               $     400,000  $       405,000
Comcast Cable Communications
  8.38%,  05/01/07                                     500,000          590,015
Liberty Media Corp.
  7.88%,  07/15/09                                     500,000          585,724
TCI Communications Inc.
  8.75%,  08/01/15                                   1,000,000        1,296,420
Time Warner Entertainment Co.
  8.38%,  03/15/23                                   1,000,000        1,260,376
Viacom Inc.
  5.63%,  08/15/12                                     250,000          277,741
  7.75%,  06/01/05                                     250,000          278,436
  7.88%,  07/30/30                                     250,000          326,653
Walt Disney Co. (The)
  6.38%,  03/01/12                                     250,000          284,966
  6.75%,  03/30/06                                     500,000          556,796
-------------------------------------------------------------------------------
                                                                      6,432,935
-------------------------------------------------------------------------------

MINING - 0.22%
-------------------------------------------------------------------------------
Alcoa Inc.
  7.38%,  08/01/10                                   1,000,000        1,211,559
BHP Finance (USA) Ltd.
  4.80%,  04/15/13                                     250,000          260,659
-------------------------------------------------------------------------------
                                                                      1,472,218
-------------------------------------------------------------------------------

MULTI-NATIONAL - 0.46%
-------------------------------------------------------------------------------
Asian Development Bank
  6.75%,  06/11/07                                   1,000,000        1,167,668
Inter-American Development Bank
  7.38%,  01/15/10                                   1,000,000        1,263,031
  8.50%,  03/15/11                                     450,000          604,445
-------------------------------------------------------------------------------
                                                                      3,035,144
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.02%
-------------------------------------------------------------------------------
Pitney Bowes Inc.
  5.95%,  02/01/05                                     150,000          159,345
-------------------------------------------------------------------------------
                                                                        159,345
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.19%
-------------------------------------------------------------------------------
Alberta Energy Co. Ltd.
  7.38%,  11/01/31                                     250,000          316,147
Amerada Hess Corp.
  7.30%,  08/15/31                                     500,000          577,908
Anadarko Petroleum Corp.
  7.15%,  05/15/28                                     500,000          594,201
Apache Finance Canada
  7.75%,  12/15/29                                     250,000          331,340
BP Capital Markets PLC
  2.35%,  06/15/06                                     500,000          505,505
  4.00%,  04/29/05                                     250,000          261,269
Conoco Funding Co.
  6.35%,  10/15/11                                     500,000          584,038
Devon Financing Corp. ULC
  6.88%,  09/30/11                                   1,000,000        1,173,034
Enterprise Products
  6.88%,  03/01/33/(1)/                                100,000          113,259
Lasmo (USA) Inc.
  6.75%,  12/15/07                                     100,000          116,759
Marathon Oil Corp.
  6.13%,  03/15/12                                     500,000          560,611
Occidental Petroleum Corp.
  7.20%,  04/01/28                                     250,000          305,114
Petroleos Mexicanos
  9.38%,  12/02/08                                     500,000          611,250
Phillips 66 Capital Trust II
  8.00%,  01/15/37                                   1,000,000        1,177,728
Transocean Inc.
  6.75%,  04/15/05                                     250,000          270,002
Union Oil Co. of California
  5.05%,  10/01/12                                     100,000          104,558
Valero Energy Corp.
  4.75%,  06/15/13                                     200,000          195,530
-------------------------------------------------------------------------------
                                                                      7,798,253
-------------------------------------------------------------------------------

PHARMACEUTICALS - 0.40%
-------------------------------------------------------------------------------
Abbott Laboratories
  5.13%,  07/01/04                                     250,000          259,568
American Home Products Corp.
  6.25%,  03/15/06                                     500,000          554,417
Bristol-Myers Squibb Co.
  5.75%,  10/01/11                                     500,000          556,447
Lilly (Eli) & Co.
  2.90%,  03/15/08                                     150,000          151,067
Merck & Co. Inc.
  4.38%,  02/15/13                                     200,000          207,037
Pharmacia Corp.
  6.50%,  12/01/18                                     500,000          622,402
Wyeth
  5.25%,  03/15/13                                     250,000          264,177
-------------------------------------------------------------------------------
                                                                      2,615,115
-------------------------------------------------------------------------------

PIPELINES - 0.30%
-------------------------------------------------------------------------------
Duke Energy Field Services Corp.
  7.50%,  08/16/05                                     500,000          546,753
  7.88%,  08/16/10                                     500,000          601,788
Kinder Morgan Energy Partners LP
  5.35%,  08/15/07                                     500,000          544,965
TransCanada PipeLines Ltd.
  4.00%,  06/15/13                                     250,000          243,778
-------------------------------------------------------------------------------
                                                                      1,937,284
-------------------------------------------------------------------------------

PUBLISHING - 0.18%
-------------------------------------------------------------------------------
News America Holdings Inc.
  7.60%,  10/11/15                                   1,000,000        1,210,104
-------------------------------------------------------------------------------
                                                                      1,210,104
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

REAL ESTATE - 0.13%
-------------------------------------------------------------------------------
EOP Operating LP
  7.00%,  07/15/11                               $     500,000  $       580,285
ERP Operating LP
  5.20%,  04/01/13                                     250,000          261,431
-------------------------------------------------------------------------------
                                                                        841,716
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.10%
-------------------------------------------------------------------------------
Archstone-Smith Trust
  5.00%,  08/15/07                                     100,000          106,326
Boston Properties Inc.
  6.25%,  01/15/13                                     250,000          273,765
Simon Property Group Inc.
  6.35%,  08/28/12                                     250,000          277,006
-------------------------------------------------------------------------------
                                                                        657,097
-------------------------------------------------------------------------------

RETAIL - 0.52%
-------------------------------------------------------------------------------
Fred Meyer Inc.
  7.45%,  03/01/08                                   1,000,000        1,165,182
May Department Stores Co.
  7.90%,  10/15/07                                     250,000          297,562
Target Corp.
  7.00%,  07/15/31                                     500,000          598,409
Wal-Mart Stores Inc.
  7.55%,  02/15/30                                   1,000,000        1,320,692
-------------------------------------------------------------------------------
                                                                      3,381,845
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.08%
-------------------------------------------------------------------------------
Motorola Inc.
  6.75%,  02/01/06                                     500,000          545,000
-------------------------------------------------------------------------------
                                                                        545,000
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.71%
-------------------------------------------------------------------------------
Alltel Corp.
  7.00%,  07/01/12                                     250,000          303,450
AT&T Wireless Services Inc.
  7.88%,  03/01/11                                     750,000          885,767
British Telecom PLC
  7.88%,  12/15/05                                     500,000          569,420
  8.38%,  12/15/10                                     500,000          632,340
Citizens Communications
  8.50%,  05/15/06                                     500,000          579,906
Cox Communications Inc.
  4.63%,  06/01/13                                     250,000          250,481
  7.50%,  08/15/04                                     250,000          265,337
Verizon Wireless Inc.
  5.38%,  12/15/06                                     500,000          549,172
Vodafone Group PLC
  7.75%,  02/15/10                                     500,000          615,216
-------------------------------------------------------------------------------
                                                                      4,651,089
-------------------------------------------------------------------------------

TELEPHONE - 1.39%
-------------------------------------------------------------------------------
AT&T Corp.
  7.00%,  11/15/06                                     250,000          278,052
  8.50%,  11/15/31                                     500,000          566,945
BellSouth Corp.
  6.00%,  10/15/11                                     250,000          285,700
  6.88%,  10/15/31                                     500,000          588,551
Deutsche Telekom International
 Finance AG
  8.50%,  06/15/10                                   1,000,000        1,228,379
France Telecom SA
  8.70%,  03/01/06                                     200,000          228,134
  9.25%,  03/01/11                                     250,000          314,641
  10.00%,  03/01/31                                    250,000          345,934
GTE Corp.
  7.51%,  04/01/09                                     500,000          599,507
Koninklijke KPN NV
  8.00%,  10/01/10                                     500,000          618,982
Pacific Bell
  7.13%,  03/15/26                                     250,000          299,682
SBC Communications Inc.
  5.75%,  05/02/06                                     250,000          276,104
  6.25%,  03/15/11                                     250,000          286,766
Sprint Capital Corp.
  6.13%,  11/15/08                                   1,000,000        1,085,327
Telefonica Europe BV
  8.25%,  09/15/30                                     500,000          654,227
Verizon New York Inc.
  7.38%,  04/01/32                                     500,000          620,399
Verizon Pennsylvania Inc.
  5.65%,  11/15/11                                     500,000          551,788
Verizon Virginia Inc.
  4.63%,  03/15/13                                     250,000          256,774
-------------------------------------------------------------------------------
                                                                      9,085,892
-------------------------------------------------------------------------------

TOBACCO - 0.04%
-------------------------------------------------------------------------------
Philip Morris
  7.00%,  07/15/05                                     250,000          265,158
-------------------------------------------------------------------------------
                                                                        265,158
-------------------------------------------------------------------------------

TRANSPORTATION - 0.80%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.
  7.13%,  12/15/10                                   1,000,000        1,207,335
Canadian National Railway Co.
  6.45%,  07/15/06                                     800,000          894,982
CSX Corp.
  7.95%,  05/01/27                                     580,000          742,557
Norfolk Southern Corp.
  7.70%,  05/15/17                                   1,000,000        1,278,134
Union Pacific Corp.
  6.79%,  11/09/07                                   1,000,000        1,144,693
-------------------------------------------------------------------------------
                                                                      5,267,701
-------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
(Cost: $174,105,095)                                                190,914,680
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS & NOTES/(4)/ - 2.11%
-------------------------------------------------------------------------------
British Columbia (Province of)
  6.50%,  01/15/26                               $     250,000  $       299,698
Canada (Government of)
  5.25%,  11/05/08                                     250,000          282,219
Chile (Republic of)
  5.50%,  01/15/13                                     150,000          158,700
Finland (Republic Of)
  6.95%,  02/15/26                                     250,000          318,489
Hydro-Quebec
  6.30%,  05/11/11                                     500,000          588,265
Israel (State of)
  4.63%,  06/15/13                                     100,000           97,391
Italy (Republic of)
  4.38%,  10/25/06                                   1,000,000        1,071,712
  6.00%,  02/22/11                                   1,000,000        1,166,933
  6.88%,  09/27/23                                     250,000          315,636
Korea (Republic of)
  8.88%,  04/15/08                                     250,000          311,775
Lombardy (Region of)
  5.80%,  10/25/32                                     100,000          110,853
Malaysia (Government of)
  7.50%,  07/15/11                                     250,000          304,200
Manitoba (Province of)
  4.25%,  11/20/06                                   1,000,000        1,068,775
Mexico Government International Bond
  9.88%,  01/15/07                                     250,000          307,875
New Brunswick (Province of)
  3.50%,  10/23/07                                     150,000          156,457
Nova Scotia (Province of)
  5.75%,  02/27/12                                     500,000          570,488
Ontario (Province of)
  3.28%,  03/28/08                                     250,000          256,141
  7.63%,  06/22/04                                   1,000,000        1,062,884
Quebec (Province of)
  5.75%,  02/15/09                                   1,000,000        1,135,329
  6.13%,  01/22/11                                   1,000,000        1,163,505
Saskatchewan (Province of)
  7.38%,  07/15/13                                     230,000          296,278
South Africa (Republic of)
  7.38%,  04/25/12                                     250,000          286,875
United Mexican States
  6.38%,  01/16/13                                     500,000          530,000
  8.13%,  12/30/19                                   1,000,000        1,140,000
  8.30%,  08/15/31                                     250,000          287,875
  8.50%,  02/01/06                                     500,000          579,750
-------------------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $12,756,242)                                                  13,868,103
-------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.26%

U.S. GOVERNMENT SECURITIES - 22.10%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  02/15/29                               $   1,700,000  $     1,851,074
  5.38%,  02/15/31                                   1,500,000        1,689,082
  6.00%,  02/15/26                                   1,800,000        2,151,634
  6.13%,  11/15/27                                   2,600,000        3,164,892
  6.25%,  05/15/30                                     700,000          871,445
  6.50%,  11/15/26                                   1,950,000        2,473,834
  7.13%,  02/15/23                                   2,700,000        3,618,105
  7.25%,  05/15/16                                   1,800,000        2,393,860
  7.63%,  02/15/25                                   3,200,000        4,549,875
  8.00%,  11/15/21                                   4,250,000        6,157,022
  8.13%,  08/15/19                                   1,850,000        2,675,635
  8.75%,  11/15/08                                     500,000          514,160
  8.75%,  05/15/17                                   1,600,000        2,394,938
  8.75%,  05/15/20                                   1,800,000        2,753,789
  9.13%,  05/15/18                                   1,500,000        2,326,230
  9.25%,  02/15/16                                     600,000          918,680
  9.38%,  02/15/06                                     800,000          961,531
  9.88%,  11/15/15                                     400,000          635,656
 10.38%,  11/15/09                                   3,100,000        3,482,779
 10.38%,  11/15/12                                   1,300,000        1,731,691
 11.25%,  02/15/15                                     650,000        1,107,640
 11.75%,  11/15/14                                     500,000          755,820
 12.50%,  08/15/14                                     400,000          617,016
 12.75%,  11/15/10                                     200,000          251,984
 13.25%,  05/15/14                                     850,000        1,330,515
 13.88%,  05/15/11                                     600,000          803,602
U.S. Treasury Notes
  1.50%,  02/28/05                                   6,700,000        6,732,193
  1.75%,  12/31/04                                     750,000          756,504
  1.88%,  09/30/04                                   3,000,000        3,029,532
  2.13%,  08/31/04                                   4,750,000        4,808,078
  2.88%,  06/30/04                                   2,000,000        2,036,406
  3.00%,  11/15/07                                  10,270,000       10,593,341
  3.50%,  11/15/06                                   2,300,000        2,424,435
  3.88%,  02/15/13                                   5,860,000        6,030,075
  4.00%,  11/15/12                                   4,250,000        4,422,490
  4.38%,  05/15/07                                   2,000,000        2,172,812
  4.38%,  08/15/12                                     550,000          589,725
  4.63%,  05/15/06                                   5,550,000        6,016,328
  4.75%,  11/15/08                                     900,000          997,699
  4.88%,  02/15/12                                   2,500,000        2,778,905
  5.50%,  05/15/09                                     800,000          921,438
  5.63%,  02/15/06                                   1,000,000        1,105,664
  5.63%,  05/15/08                                   2,500,000        2,866,015
  5.75%,  11/15/05                                   4,200,000        4,622,461
  5.75%,  08/15/10                                   1,600,000        1,872,813
  5.88%,  11/15/04                                   1,800,000        1,915,664
  6.00%,  08/15/04                                   4,200,000        4,431,328
  6.00%,  08/15/09                                   2,000,000        2,359,140
  6.13%,  08/15/07                                   3,100,000        3,585,950
  6.25%,  02/15/07                                   1,200,000        1,380,000
  6.50%,  05/15/05                                   1,000,000        1,096,719
  6.50%,  08/15/05                                   2,400,000        2,659,313

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES (Continued)
-------------------------------------------------------------------------------
  6.50%,  02/15/10                               $   1,800,000  $     2,183,695
  6.75%,  05/15/05                                   4,000,000        4,405,156
  6.88%,  05/15/06                                   1,100,000        1,260,575
  7.00%,  07/15/06                                   1,400,000        1,618,093
  7.88%,  11/15/04                                   1,000,000        1,091,367
-------------------------------------------------------------------------------
                                                                    144,946,403
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 32.06%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  5.00%,  05/01/18                                   5,977,600        6,179,282
  5.50%,  01/01/17                                   1,340,986        1,391,048
  5.50%,  03/01/17                                   6,184,905        6,414,895
  5.50%,  04/01/17                                   1,443,028        1,496,688
  5.50%,  04/01/33                                   2,996,841        3,095,936
  5.50%,  07/01/33/(2)/                             10,000,000       10,315,620
  6.00%,  11/01/16                                     508,807          529,168
  6.00%,  02/01/17                                     569,113          591,887
  6.00%,  04/01/17                                     640,179          665,741
  6.00%,  05/01/17                                     514,774          535,328
  6.00%,  06/01/17                                     705,965          734,154
  6.00%,  09/01/32                                  11,097,801       11,506,645
  6.00%,  11/01/32                                   1,801,820        1,868,199
  6.50%,  01/01/17                                   2,532,194        2,659,670
  6.50%,  06/01/31                                   1,248,145        1,298,839
  6.50%,  09/01/31                                     413,473          430,267
  6.50%,  11/01/31                                     625,800          651,217
  7.00%,  02/01/16                                   1,521,924        1,616,709
  7.00%,  12/01/31                                   2,248,550        2,357,349
  7.00%,  01/01/32                                   2,934,354        3,076,338
  7.00%,  04/01/32                                   1,229,091        1,288,841
  7.50%,  06/01/27                                     848,718          904,183
  7.50%,  01/01/28                                   1,462,105        1,557,656
  7.50%,  10/01/29                                   1,299,246        1,387,264
  8.00%,  12/01/24                                   3,547,962        3,850,787
Federal National Mortgage Association
  4.50%,  07/01/18/(2)/                              4,000,000        4,080,000
  5.00%,  05/01/18                                  11,951,165       12,360,244
  5.00%,  07/01/18/(2)/                              3,000,000        3,098,436
  5.00%,  07/01/33/(2)/                              2,000,000        2,031,876
  5.50%,  06/01/33                                   9,990,424       10,343,601
  5.50%,  07/01/33/(2)/                             11,000,000       11,367,818
  6.00%,  06/01/16                                     431,570          450,444
  6.00%,  07/01/16                                     604,212          630,637
  6.00%,  01/01/17                                     629,514          657,045
  6.00%,  07/01/17                                   6,015,725        6,278,927
  6.00%,  12/01/32                                   9,752,684       10,138,914
  6.00%,  01/01/33                                  10,285,897       10,693,243
  6.50%,  02/01/17                                   1,781,635        1,879,516
  6.50%,  01/01/29                                  12,891,892       13,462,218
  6.50%,  08/01/32                                  13,570,629       14,151,890
  6.50%,  09/01/32                                   2,137,853        2,229,422
  7.00%,  03/01/30                                   2,724,907        2,870,985
  7.00%,  08/01/31                                   1,887,341        1,987,555
  7.00%,  02/01/32                                   2,465,682        2,596,603
  7.50%,  06/01/30                                     265,922          282,534
  7.50%,  07/01/31                                     306,665          325,966
Government National Mortgage Association
  5.50%,  06/15/33                                   4,000,000        4,173,750
  6.00%,  02/15/33                                   6,664,830        6,989,741
  6.50%,  09/15/31                                     362,375          380,527
  6.50%,  03/15/32                                     628,231          659,661
  6.50%,  04/15/32                                     504,262          529,490
  6.50%,  05/15/32                                   7,126,009        7,482,521
  6.50%,  10/15/32                                     810,839          851,405
  7.00%,  09/15/31                                   5,212,654        5,507,998
  7.50%,  12/15/23                                   5,065,709        5,424,670
-------------------------------------------------------------------------------
                                                                    210,321,348
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.10%
-------------------------------------------------------------------------------
Federal Home Loan Bank
  5.38%,  05/15/06                                   3,000,000        3,297,963
  5.95%,  07/28/08                                   3,500,000        4,046,556
  6.09%,  06/02/06                                   1,500,000        1,682,664
  6.75%,  08/15/07                                     700,000          819,964
Federal Home Loan Mortgage Corporation
  2.88%,  09/15/05                                   6,460,000        6,650,828
  3.50%,  09/15/07                                   6,400,000        6,690,694
  4.75%,  10/11/12                                   2,000,000        2,065,050
  5.50%,  07/15/06                                   1,600,000        1,770,619
  5.75%,  03/15/09                                     500,000          574,306
  5.75%,  01/15/12                                   2,200,000        2,531,245
  6.25%,  07/15/32                                   1,720,000        2,023,795
  6.75%,  09/15/29                                      70,000           86,731
  6.88%,  01/15/05                                   3,500,000        3,797,206
  6.88%,  09/15/10                                     200,000          244,626
  7.00%,  07/15/05                                   1,000,000        1,111,321
Federal National Mortgage Association
  0.00%,  06/01/17                                   1,000,000          508,545
  3.00%,  06/15/04                                   3,000,000        3,051,852
  3.50%,  09/15/04                                   3,800,000        3,907,312
  3.88%,  03/15/05                                   6,000,000        6,263,748
  5.25%,  03/22/07                                   2,000,000        2,053,490
  5.25%,  01/15/09                                   1,000,000        1,122,821
  5.50%,  03/15/11                                   3,300,000        3,743,965
  5.88%,  02/02/06                                   1,700,000        1,876,151
  6.00%,  05/15/11                                   1,500,000        1,753,650
  6.25%,  02/01/11                                   1,000,000        1,153,224
  6.38%,  06/15/09                                     394,000          466,615
  6.50%,  08/15/04                                   1,500,000        1,589,228
  6.63%,  10/15/07                                   1,000,000        1,172,241
  6.63%,  11/15/10                                   2,000,000        2,417,804
  7.00%,  07/15/05                                   3,500,000        3,889,130
  7.25%,  01/15/10                                     800,000          992,245

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
-------------------------------------------------------------------------------
Financing Corp.
  8.60%,  09/26/19                               $   1,150,000  $     1,673,726
  9.65%,  11/02/18                                     500,000          781,896
Tennessee Valley Authority
  6.25%,  12/15/17                                   1,600,000        1,912,094
  6.88%,  12/15/43                                   1,000,000        1,056,431
  7.13%,  05/01/30                                     450,000          586,583
-------------------------------------------------------------------------------
                                                                     79,366,319
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $417,266,677)                                                434,634,070
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 24.08%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/(3)/                        114,368,860      114,368,860
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares/(3)/                         16,478,851       16,478,851
BlackRock Temp Cash Money Market Fund/(3)/             831,016          831,016
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio/(3)/                 4,321,079        4,321,079
Short Term Investment Co. - Prime
 Money Market Portfolio,
 Institutional Shares/(3)/                           1,830,983        1,830,983
Abbey National Treasury Services
 PLC, Time Deposit
  1.38%,  07/01/03/(3)/                          $   1,098,590        1,098,590
Beta Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(3)/                                915,354          915,354
  1.17%,  08/15/03/(3)/                              1,373,314        1,373,314
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%,  10/30/03/(3)/                                732,393          732,393
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(3)/                                805,592          805,592
  1.31%,  05/24/04/(3)/                              1,830,800        1,830,800
Dorada Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(3)/                              1,830,709        1,830,709
Five Finance Inc., Floating Rate Note
  1.15%,  04/15/04/(3)/                                915,492          915,492
HBOS Treasury Services PLC,
 Floating Rate Note
  1.27%,  06/24/04/(3)/                              1,830,983        1,830,983
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(3)/                                366,197          366,197

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(3)/                                915,446          915,446
  1.22%,  04/13/04/(3)/                                915,446          915,446
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(3)/                                915,309          915,309
  1.08%,  03/29/04/(3)/                                915,492          915,492
  1.29%,  05/04/04/(3)/                                915,446          915,446
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(3)/                              1,830,892        1,830,892
White Pine Finance LLC, Floating Rate Note
  1.07%,  04/20/04/(3)/                                915,492          915,492
  1.14%,  05/17/04/(3)/                              1,098,590        1,098,590
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $157,952,326)                                                157,952,326
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.20%
-------------------------------------------------------------------------------
Bank of America NA Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with an effective yield
 of 1.30%./(3)/                                        915,492          915,492
Merrill Lynch Government Securities
 Inc. Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an
 effective yield of 1.38%./(3)/                        366,197          366,197
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
 (Cost: $1,281,689)                                                   1,281,689
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 121.76%
 (Cost $763,362,029)                                                798,650,868
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (21.76%)                          (142,712,380)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $   655,938,488
===============================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/   TBA.
/(3)/ All or a portion of this security represents investments of securities lending collateral.
/(4)/   Investments are denominated in U.S. Dollars.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                           FACE AMOUNT            VALUE
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 13.18%
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  1.05%,  07/28/03                               $  50,000,000  $    50,000,000
  1.24%,  05/17/04                                  20,000,000       19,997,981
  1.25%,  07/15/03                                  50,000,000       50,000,000
Chase Manhattan Bank USA
  1.27%,  07/23/03                                  25,000,000       25,000,000
Citibank NA
  1.03%,  09/29/03                                  25,000,000       25,000,000
  1.22%,  09/04/03                                  25,000,000       25,000,000
  1.26%,  07/23/03                                  75,000,000       75,000,000
Deutsche Bank AG
  1.30%,  07/08/03                                  25,000,000       25,000,000
Societe Generale NA Inc.
  1.25%,  07/15/03                                  25,000,000       25,000,000
Svenska Handelsbanken Inc.
  1.26%,  04/07/04                                  50,000,000       49,996,146
  1.27%,  03/19/04                                  25,000,000       24,997,306
  1.29%,  07/17/03                                  50,000,000       50,000,000
Toronto-Dominion Bank
  1.25%,  03/17/04                                  25,000,000       24,997,326
  1.51%,  11/12/03                                  30,000,000       30,001,651
UBS AG
  1.24%,  03/17/04                                  50,000,000       49,994,651
US Bank NA
  1.30%,  07/09/03                                  25,000,000       25,000,000
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $574,985,061)                                                574,985,061
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 38.61%
-------------------------------------------------------------------------------
Amstel Funding Corp.
  1.04%,  09/23/03                                  50,000,000       49,878,667
  1.25%,  08/12/03                                  15,000,000       14,978,125
  1.32%,  07/21/03                                  20,000,000       19,985,333
  1.34%,  07/08/03                                  15,000,000       14,996,091
Bank of America Corp.
  1.23%,  07/10/03                                  25,000,000       24,992,313
Banque Generale du Luxembourg
  1.27%,  07/09/03                                   9,067,000        9,064,441
  1.30%,  07/14/03                                  23,000,000       22,989,203
  1.32%,  07/09/03                                  10,000,000        9,997,078
Beta Finance Inc.
  1.30%,  07/15/03                                  14,000,000       13,992,923
Dorada Finance Inc.
  1.30%,  07/17/03                                  15,000,000       14,991,334
Edison Asset Securitization Corp.
  1.24%,  08/07/03                                  25,000,000       24,968,139
Eureka Securitization Inc.
  1.23%,  08/05/03                                  40,000,000       39,952,167
Falcon Asset Securitization Corp.
  1.05%,  07/23/03                                  25,000,000       24,983,958
  1.25%,  08/08/03                                  19,508,000       19,482,260
Florens Container Inc.
  1.27%,  07/22/03                                  35,000,000       34,974,071
GE Financial Assurance Holdings
  1.00%,  08/01/03                                  25,000,000       24,978,472
Greenwich Funding Corp.
  1.25%,  07/10/03                                  15,000,000       14,995,312
Intrepid Funding Corp.
  1.24%,  07/15/03                                  20,029,000       20,019,342
Jupiter Securities Corp.
  1.26%,  07/14/03                                  25,000,000       24,988,625
K2 USA LLC
  1.00%,  08/08/03                                  10,000,000        9,989,444
  1.25%,  07/09/03                                  15,000,000       14,995,833
  1.33%,  07/03/03                                  15,000,000       14,998,892
Kitty Hawk Funding Corp.
  1.00%,  07/21/03                                  65,397,000       65,360,668
  1.04%,  09/12/03                                  37,113,000       37,034,733
  1.06%,  08/15/03                                  25,000,000       24,966,875
Liberty Street Funding Corp.
  1.07%,  07/17/03                                  24,000,000       23,988,587
Loch Ness LLC
  1.19%,  07/10/03                                  16,331,000       16,326,141
  1.20%,  07/10/03                                  41,823,000       41,810,453
  1.27%,  07/15/03                                  34,669,000       34,651,878
Moat Funding LLC
  1.04%,  09/26/03                                  22,995,000       22,937,206
  1.15%,  07/02/03                                  50,000,000       49,998,403
  1.24%,  07/16/03                                  25,000,000       24,987,083
  1.24%,  08/19/03                                  25,000,000       24,957,805
  1.26%,  07/18/03                                  50,000,000       49,970,250
Park Avenue Receivables Corp.
  1.20%,  07/09/03                                  15,058,000       15,053,984
  1.25%,  07/08/03                                  51,063,000       51,050,589
Quincy Capital Corp.
  1.01%,  07/24/03                                  25,000,000       24,983,868
  1.02%,  07/21/03                                  61,201,000       61,166,319
Scaldis Capital LLC
  1.26%,  07/15/03                                  20,000,000       19,990,200
  1.26%,  10/17/03                                  17,762,000       17,694,860
  1.28%,  07/29/03/(1)/                             30,190,000       30,160,062
Sigma Finance Inc.
  1.05%,  09/03/03                                  25,000,000       24,953,333
  1.23%,  09/05/03                                  25,000,000       24,943,625
  1.27%,  08/26/03                                  50,000,000       49,901,222
Societe Generale NA Inc.
  1.25%,  07/17/03                                  25,000,000       24,986,056
Special Purpose Accounts Receivable Corp.
  1.02%,  09/12/03                                  29,550,000       29,488,881
  1.18%,  07/08/03                                  50,000,000       49,988,576
  1.20%,  07/08/03                                  19,500,000       19,495,450
Svenska Handelsbanken Inc.
  1.00%,  07/07/03                                  34,900,000       34,894,183
Thames Asset Global Securitization Inc.
  1.00%,  07/15/03                                  12,293,000       12,288,219
  1.02%,  08/14/03                                  22,278,000       22,250,227
  1.05%,  09/12/03                                  17,646,000       17,608,429
  1.18%,  07/10/03                                  16,777,000       16,772,051
  1.19%,  07/10/03                                  16,777,000       16,772,009
  1.20%,  07/10/03                                  17,285,000       17,279,815

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                           FACE AMOUNT            VALUE
-------------------------------------------------------------------------------
  1.23%,  09/02/03                                  15,577,000       15,543,470
Toronto-Dominion Holding (USA) Inc.
  0.93%,  09/11/03                               $  50,000,000  $    49,907,000
UBS Finance (Delaware) Inc.
  0.99%,  07/21/03                                  50,000,000       49,972,500
  1.03%,  07/11/03                                  30,000,000       29,991,417
  1.05%,  07/07/03                                  50,000,000       49,991,250
Windmill Funding Corp.
  1.05%,  08/21/03                                  25,000,000       24,962,813
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,684,272,513)                                            1,684,272,513
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 6.03%
-------------------------------------------------------------------------------
Associates Corp. NA
  6.20%,  01/26/04                                   7,000,000        7,193,012
Beta Finance Inc.
  1.50%,  11/12/03/(1)/                             20,000,000       20,000,000
Citigroup Inc.
  5.70%,  02/06/04                                  30,000,000       30,774,537
Dorada Finance Inc.
  1.64%,  11/26/03/(1)/                             20,000,000       20,000,000
General Electric Capital Corp.
  5.38%,  04/23/04                                  19,250,000       19,926,049
  6.27%,  07/23/03                                  25,000,000       25,074,659
  6.75%,  09/11/03                                   5,026,000        5,079,337
Goldman Sachs Group Inc.
  1.25%,  08/28/03                                  25,000,000       25,000,000
  6.65%,  08/01/03/(1)/                              9,690,000        9,733,393
K2 USA LLC
  1.63%,  12/08/03/(1)/                             15,000,000       15,000,000
  1.64%,  11/26/03/(1)/                             15,000,000       15,000,000
Links Finance LLC
  1.47%,  11/18/03/(1)/                             10,000,000       10,000,000
  1.65%,  12/03/03/(1)/                             10,000,000       10,000,000
Merrill Lynch & Co. Inc.
  5.35%,  06/15/04                                  17,914,000       18,641,690
Morgan Stanley
  5.63%,  01/20/04                                   9,900,000       10,128,673
  6.13%,  10/01/03                                   7,000,000        7,081,719
Regions Auto Receivables Trust
  1.19%,  03/15/04                                  14,592,731       14,592,731
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $263,225,800)                                                263,225,800
-------------------------------------------------------------------------------

TIME DEPOSITS - 4.58%
-------------------------------------------------------------------------------
American Express Centurion Bank
  0.98%,  07/24/03                                  75,000,000       75,000,000
DEPFA BANK PLC
  1.24%,  08/11/03                                  20,000,000       20,000,000
ING Bank NV
  1.25%,  07/14/03                                  30,000,000       30,000,000
Societe Generale NA Inc.
  1.41%,  07/01/03                                  75,000,000       75,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $200,000,000)                                                200,000,000
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.78%
-------------------------------------------------------------------------------
Federal National Mortgage
  Association
  4.00%,  08/15/03                                  33,876,000       33,984,767
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $33,984,767)                                                  33,984,767
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 34.35%
-------------------------------------------------------------------------------
American Express Centurion Bank
  1.23%,  03/12/04                                  50,000,000       50,000,000
Associates Corp. NA
  1.22%,  06/15/04                                  15,000,000       14,996,791
Bank of America Corp.
  1.35%,  07/07/03                                  15,000,000       15,000,204
Beta Finance Inc.
  1.01%,  09/25/03/(1)/                             50,000,000       49,999,411
  1.09%,  01/23/04/(1)/                             20,000,000       20,000,000
  1.23%,  09/15/03/(1)/                             25,000,000       25,003,104
Chase Manhattan Bank USA
  1.07%,  06/30/04                                  20,000,000       20,000,000
Citigroup Global Markets Holdings
  Inc.
  1.21%,  06/17/04                                   8,000,000        8,013,624
Credit Suisse First Boston
  1.26%,  09/04/03                                  50,000,000       50,000,000
Deutsche Bank AG London
  1.34%,  09/02/03                                  10,000,000       10,001,635
Dorada Finance Inc.
  1.06%,  05/14/04/(1)/                             30,000,000       29,998,697
  1.06%,  06/30/04/(1)/                             25,000,000       24,992,500
  1.08%,  09/15/03/(1)/                             25,000,000       25,000,000
  1.09%,  01/27/04/(1)/                             25,000,000       25,000,000
  1.14%,  03/15/04/(1)/                             20,000,000       19,998,582
First USA Bank
  1.50%,  07/21/04                                  25,000,000       25,059,527
Fleet National Bank
  1.50%,  07/31/03                                  10,000,000       10,001,267
General Electric Capital Corp.
  1.09%,  03/25/04/(1)/                             43,500,000       43,536,294
  1.11%,  01/28/04                                  25,000,000       25,006,732
  1.43%,  04/22/04                                  38,000,000       38,041,434
Goldman Sachs Group Inc.
  1.23%,  01/22/04                                  45,000,000       45,048,005
  1.30%,  12/05/03                                  25,000,000       25,000,000
  1.34%,  10/02/03/(1)/                             25,000,000       25,000,000
  1.54%,  08/18/03                                  26,000,000       26,010,052
  1.94%,  02/11/04                                  20,000,000       20,079,712

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                           FACE AMOUNT            VALUE
-------------------------------------------------------------------------------
Granite Mortgages PLC
  1.09%,  01/20/04                               $  65,625,000  $    65,624,826
HBOS Treasury Services PLC
  1.27%,  06/24/04/(1)/                             50,000,000       50,000,000
Holmes Financing PLC
  1.14%,  04/15/04                                  50,000,000       50,000,000
K2 USA LLC
  1.01%,  11/26/03/(1)/                             25,000,000       25,000,000
  1.07%,  08/15/03/(1)/                             20,000,000       20,000,000
  1.08%,  03/15/04/(1)/                             15,000,000       15,000,000
  1.10%,  02/06/04/(1)/                             20,000,000       20,000,000
Links Finance LLC
  1.06%,  05/24/04/(1)/                             20,000,000       19,998,000
  1.06%,  06/21/04/(1)/                             25,000,000       24,997,575
  1.07%,  03/18/04/(1)/                             40,000,000       40,000,000
  1.09%,  09/30/03/(1)/                             25,000,000       25,000,000
  1.26%,  03/08/04/(1)/                             25,000,000       25,000,000
Merrill Lynch & Co. Inc.
  1.37%,  08/13/03                                  13,525,000       13,527,054
  1.46%,  01/14/04                                  17,000,000       17,019,714
Metropolitan Life Insurance Co.
  Funding Agreement
  1.41%,  07/18/03/(1)/                             25,000,000       25,000,000
Morgan Stanley
  1.16%,  09/19/03                                  75,000,000       75,017,923
  1.54%,  08/07/03                                  33,650,000       33,659,516
National City Bank
  1.31%,  11/14/03                                  25,000,000       25,005,747
  1.41%,  07/22/03                                  10,000,000       10,000,649
Nationwide Building Society
  1.36%,  07/23/03                                  25,000,000       25,000,942
Permanent Financing PLC
  1.29%,  03/10/04                                  78,000,000       78,000,000
Sigma Finance Inc.
  0.97%,  06/28/04/(1)/                             25,000,000       24,992,500
  1.23%,  06/15/04/(1)/                             25,000,000       24,996,250
Travelers Insurance Co.
  1.38%,  02/05/04/(1)/                             50,000,000       50,000,000
Winston Funding Ltd.
  1.32%,  04/23/04/(1)/                             45,000,000       45,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,498,628,267)                                            1,498,628,267
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.31%
-------------------------------------------------------------------------------
Goldman Sachs Tri-Party
 Repurchase Agreement, dated
 06/30/03, due 07/01/03, with a
 maturity value of $25,978,873
 and an effective yield of 1.21%.                   25,978,000       25,978,000
Lehman Brothers Tri-Party
 Repurchase Agreement, dated
 06/30/03, due 07/01/03, with a
 maturity value of $50,001,875
 and an effective yield of 1.35%.                   50,000,000       50,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with a maturity value
 of $25,000,833 and an effective
 yield of 1.20%.                                    25,000,000       25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $100,978,000)                                                100,978,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 99.84%
(Cost $4,356,074,408)                                             4,356,074,408
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.16%                                6,710,214
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $ 4,362,784,622
===============================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 96.41%

ADVERTISING - 0.20%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                    119,121  $     1,593,839
Omnicom Group Inc.                                      57,658        4,134,079
-------------------------------------------------------------------------------
                                                                      5,727,918
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 1.44%
-------------------------------------------------------------------------------
Boeing Co. (The)                                       257,180        8,826,418
General Dynamics Corp.                                  60,415        4,380,087
Goodrich (B.F.) Co.                                     35,903          753,963
Lockheed Martin Corp.                                  137,751        6,552,815
Northrop Grumman Corp.                                  55,943        4,827,321
Raytheon Co.                                           125,564        4,123,522
Rockwell Collins Inc.                                   54,585        1,344,429
United Technologies Corp.                              143,177       10,141,227
-------------------------------------------------------------------------------
                                                                     40,949,782
-------------------------------------------------------------------------------

AIRLINES - 0.16%
-------------------------------------------------------------------------------
Delta Air Lines Inc.                                    37,668          552,966
Southwest Airlines Co.                                 238,215        4,097,298
-------------------------------------------------------------------------------
                                                                      4,650,264
-------------------------------------------------------------------------------

APPAREL - 0.29%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                           39,228        1,147,811
Liz Claiborne Inc.                                      32,812        1,156,623
Nike Inc. Class B                                       80,805        4,322,259
Reebok International Ltd./(1)/                          18,116          609,241
VF Corp.                                                33,123        1,125,188
-------------------------------------------------------------------------------
                                                                      8,361,122
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.54%
-------------------------------------------------------------------------------
Ford Motor Company                                     560,186        6,156,444
General Motors Corp.                                   171,480        6,173,280
Navistar International Corp./(1)/                       20,842          680,074
PACCAR Inc.                                             35,546        2,401,488
-------------------------------------------------------------------------------
                                                                     15,411,286
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                22,440          394,720
Dana Corp.                                              45,369          524,466
Delphi Corp.                                           171,277        1,478,121
Goodyear Tire & Rubber Co. (The)                        53,469          280,712
Visteon Corp.                                           39,824          273,591
-------------------------------------------------------------------------------
                                                                      2,951,610
-------------------------------------------------------------------------------

BANKS - 7.23%
-------------------------------------------------------------------------------
AmSouth Bancorp                                        107,533        2,348,521
Bank of America Corp.                                  458,317       36,220,793
Bank of New York Co. Inc. (The)                        235,841        6,780,429
Bank One Corp.                                         349,545       12,996,083
BB&T Corp.                                             144,145        4,944,173
Charter One Financial Inc.                              68,798        2,145,122
Comerica Inc.                                           53,563        2,490,679
Fifth Third Bancorp                                    175,722       10,075,899
First Tennessee National Corp.                          38,613        1,695,497
FleetBoston Financial Corp.                            321,648        9,556,162
Golden West Financial Corp.                             46,728        3,738,707
Huntington Bancshares Inc.                              70,082        1,368,001
KeyCorp                                                129,451        3,271,227
Marshall & Ilsley Corp.                                 69,309        2,119,469
Mellon Financial Corp.                                 131,958        3,661,834
National City Corp.                                    187,092        6,119,779
North Fork Bancorp Inc.                                 48,011        1,635,255
Northern Trust Corp.                                    67,500        2,820,825
PNC Financial Services Group                            86,580        4,225,970
Regions Financial Corp.                                 67,915        2,294,169
SouthTrust Corp.                                       104,179        2,833,669
State Street Corp.                                     101,659        4,005,365
SunTrust Banks Inc.                                     85,733        5,087,396
Synovus Financial Corp.                                 92,832        1,995,888
U.S. Bancorp                                           587,241       14,387,404
Union Planters Corp.                                    60,698        1,883,459
Wachovia Corp.                                         411,585       16,446,937
Washington Mutual Inc.                                 284,721       11,758,977
Wells Fargo & Company                                  512,506       25,830,302
Zions Bancorporation                                    27,629        1,398,304
-------------------------------------------------------------------------------
                                                                    206,136,295
-------------------------------------------------------------------------------

BEVERAGES - 2.72%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                          255,299       13,033,014
Brown-Forman Corp. Class B                              18,421        1,448,259
Coca-Cola Co. (The)                                    753,625       34,975,736
Coca-Cola Enterprises Inc.                             138,255        2,509,328
Coors (Adolf) Company Class B                           11,097          543,531
Pepsi Bottling Group Inc.                               84,011        1,681,900
PepsiCo Inc.                                           525,669       23,392,270
-------------------------------------------------------------------------------
                                                                     77,584,038
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 1.14%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                        385,356       25,603,053
Biogen Inc./(1)/                                        45,379        1,724,402
Chiron Corp./(1)/                                       57,091        2,496,019
Genzyme Corp. - General Division/(1)/                   65,990        2,758,382
-------------------------------------------------------------------------------
                                                                     32,581,856
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.22%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                   22,008        1,627,051
Masco Corp.                                            145,917        3,480,120
Vulcan Materials Co.                                    31,075        1,151,950
-------------------------------------------------------------------------------
                                                                      6,259,121
-------------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

CHEMICALS - 1.37%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                           69,498  $     2,891,117
Ashland Inc.                                            20,843          639,463
Dow Chemical Co. (The)                                 280,049        8,670,317
Du Pont (E.I.) de Nemours and Co.                      304,667       12,686,334
Eastman Chemical Co.                                    23,638          748,615
Engelhard Corp.                                         38,636          957,014
Great Lakes Chemical Corp.                              15,312          312,365
Hercules Inc./(1)/                                      33,515          331,798
Monsanto Co.                                            79,924        1,729,555
PPG Industries Inc.                                     51,899        2,633,355
Praxair Inc.                                            49,683        2,985,948
Rohm & Haas Co.                                         67,889        2,106,596
Sherwin-Williams Co. (The)                              45,019        1,210,111
Sigma-Aldrich Corp.                                     21,732        1,177,440
-------------------------------------------------------------------------------
                                                                     39,080,028
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.06%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                          53,585        3,309,410
Block (H & R) Inc.                                      54,768        2,368,716
Cendant Corp./(1)/                                     311,741        5,711,095
Concord EFS Inc./(1)/                                  149,041        2,193,884
Convergys Corp./(1)/                                    45,418          726,688
Deluxe Corp.                                            16,972          760,346
Donnelley (R.R.) & Sons Co.                             34,616          904,862
Ecolab Inc.                                             80,351        2,056,986
Equifax Inc.                                            43,238        1,124,188
McKesson Corp.                                          88,651        3,168,387
Monster Worldwide Inc./(1)/                             34,149          673,760
Moody's Corp.                                           45,420        2,394,088
Paychex Inc.                                           115,121        3,374,197
Quintiles Transnational Corp./(1)/                      36,106          512,344
Robert Half International Inc./(1)/                     52,196          988,592
-------------------------------------------------------------------------------
                                                                     30,267,543
-------------------------------------------------------------------------------

COMPUTERS - 5.48%
-------------------------------------------------------------------------------
Apple Computer Inc./(1)/                               111,789        2,137,406
Cisco Systems Inc./(1)/                              2,147,336       35,839,038
Computer Sciences Corp./(1)/                            57,249        2,182,332
Dell Computer Corp./(1)/                               785,781       25,113,561
Electronic Data Systems Corp.                          146,300        3,138,135
EMC Corp./(1)/                                         669,325        7,007,833
Gateway Inc./(1)/                                       98,834          360,744
Hewlett-Packard Co.                                    933,764       19,889,173
International Business Machines Corp.                  528,619       43,611,067
Lexmark International Inc./(1)/                         38,989        2,759,252
NCR Corp./(1)/                                          29,289          750,384
Network Appliance Inc./(1)/                            103,803        1,682,647
Sun Microsystems Inc./(1)/                             987,804        4,543,898
SunGard Data Systems Inc./(1)/                          86,960        2,253,134
Unisys Corp./(1)/                                      100,177        1,230,174
Veritas Software Corp./(1)/                            126,855        3,636,933
-------------------------------------------------------------------------------
                                                                    156,135,711
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 2.43%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                              17,924          915,916
Avon Products Inc.                                      71,882        4,471,060
Colgate-Palmolive Co.                                  164,578        9,537,295
Gillette Co. (The)                                     312,483        9,955,708
International Flavors & Fragrances Inc.                 28,796          919,456
Kimberly-Clark Corp.                                   155,683        8,117,312
Procter & Gamble Co.                                   396,066       35,321,166
-------------------------------------------------------------------------------
                                                                     69,237,913
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.28%
-------------------------------------------------------------------------------
Costco Wholesale Corp./(1)/                            139,512        5,106,139
Genuine Parts Co.                                       53,156        1,701,524
Grainger (W.W.) Inc.                                    28,008        1,309,654
-------------------------------------------------------------------------------
                                                                      8,117,317
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 9.05%
-------------------------------------------------------------------------------
American Express Co.                                   396,832       16,591,546
American International Group Inc.                      797,946       44,030,660
Bear Stearns Companies Inc. (The)                       30,292        2,193,747
Capital One Financial Corp.                             69,252        3,405,813
Citigroup Inc.                                       1,574,871       67,404,479
Countrywide Financial Corp.                             39,943        2,778,835
Fannie Mae                                             299,788       20,217,703
Federated Investors Inc. Class B                        33,460          917,473
Franklin Resources Inc.                                 77,612        3,032,301
Freddie Mac                                            210,337       10,678,809
Goldman Sachs Group Inc. (The)                         143,688       12,033,870
Janus Capital Group Inc.                                73,136        1,199,430
JP Morgan Chase & Co.                                  621,367       21,238,324
Lehman Brothers Holdings Inc.                           74,189        4,932,085
MBNA Corp.                                             390,814        8,144,564
Merrill Lynch & Co. Inc.                               284,582       13,284,288
Morgan Stanley                                         332,601       14,218,693
Providian Financial Corp./(1)/                          88,549          819,964
Schwab (Charles) Corp. (The)                           413,017        4,167,342
SLM Corp.                                              138,411        5,421,559
T. Rowe Price Group Inc.                                37,403        1,411,963
-------------------------------------------------------------------------------
                                                                    258,123,448
-------------------------------------------------------------------------------

ELECTRIC - 2.58%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                   187,264        1,189,126
Allegheny Energy Inc.                                   38,333          323,914
Ameren Corp.                                            49,296        2,173,954
American Electric Power Co. Inc.                       120,800        3,603,464
Calpine Corp./(1)/                                     116,439          768,497
CenterPoint Energy Inc.                                 93,327          760,615
Cinergy Corp.                                           53,840        1,980,774
CMS Energy Corp.                                        43,904          355,622
Consolidated Edison Inc.                                68,279        2,955,115
Constellation Energy Group Inc.                         50,546        1,733,728
Dominion Resources Inc.                                 95,064        6,109,763
DTE Energy Co.                                          51,359        1,984,512

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRIC (Continued)
-------------------------------------------------------------------------------
Duke Energy Corp.                                      275,625  $     5,498,719
Edison International/(1)/                               99,603        1,636,477
Entergy Corp.                                           69,052        3,644,565
Exelon Corp.                                            99,172        5,931,477
FirstEnergy Corp.                                       91,023        3,499,834
FPL Group Inc.                                          56,055        3,747,277
Mirant Corp./(1)/                                      123,218          357,332
NiSource Inc.                                           80,268        1,525,092
PG&E Corp./(1)/                                        125,120        2,646,288
Pinnacle West Capital Corp.                             27,887        1,044,368
PPL Corp.                                               51,541        2,216,263
Progress Energy Inc.                                    73,642        3,232,884
Public Service Enterprise Group Inc.                    69,077        2,918,503
Southern Company                                       220,759        6,878,850
TECO Energy Inc.                                        53,912          646,405
TXU Corp.                                               98,535        2,212,111
Xcel Energy Inc.                                       121,901        1,833,391
-------------------------------------------------------------------------------
                                                                     73,408,920
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.09%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                    60,049          936,164
Molex Inc.                                              58,568        1,580,750
Power-One Inc./(1)/                                     25,176          180,008
-------------------------------------------------------------------------------
                                                                      2,696,922
-------------------------------------------------------------------------------

ELECTRONICS - 0.57%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                         144,124        2,817,624
Applera Corp. - Applied Biosystems Group                64,061        1,219,081
Jabil Circuit Inc./(1)/                                 60,719        1,341,890
Johnson Controls Inc.                                   27,264        2,333,798
Millipore Corp./(1)/                                    14,806          656,942
Parker Hannifin Corp.                                   36,113        1,516,385
PerkinElmer Inc.                                        38,499          531,671
Sanmina-SCI Corp./(1)/                                 155,853          983,432
Solectron Corp./(1)/                                   253,584          948,404
Symbol Technologies Inc.                                70,457          916,646
Tektronix Inc./(1)/                                     26,077          563,263
Thermo Electron Corp./(1)/                              49,610        1,042,802
Thomas & Betts Corp./(1)/                               17,814          257,412
Waters Corp./(1)/                                       38,107        1,110,057
-------------------------------------------------------------------------------
                                                                     16,239,407
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%
-------------------------------------------------------------------------------
Fluor Corp.                                             24,906          837,838
-------------------------------------------------------------------------------
                                                                        837,838
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.09%
-------------------------------------------------------------------------------
International Game Technology Inc./(1)/                 26,117        2,672,553
-------------------------------------------------------------------------------
                                                                      2,672,553
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.18%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                       64,160          644,808
Waste Management Inc.                                  181,029        4,360,989
-------------------------------------------------------------------------------
                                                                      5,005,797
-------------------------------------------------------------------------------

FOOD - 1.79%
-------------------------------------------------------------------------------
Albertson's Inc.                                       112,357        2,157,254
Archer-Daniels-Midland Co.                             197,291        2,539,135
Campbell Soup Co.                                      125,543        3,075,803
ConAgra Foods Inc.                                     164,242        3,876,111
General Mills Inc.                                     113,034        5,358,942
Heinz (H.J.) Co.                                       107,469        3,544,328
Hershey Foods Corp.                                     40,168        2,798,103
Kellogg Co.                                            124,449        4,277,312
Kroger Co./(1)/                                        230,989        3,852,897
McCormick & Co. Inc.                                    42,682        1,160,950
Safeway Inc./(1)/                                      134,977        2,761,629
Sara Lee Corp.                                         237,891        4,474,730
SUPERVALU Inc.                                          40,877          871,498
Sysco Corp.                                            198,828        5,972,793
Winn-Dixie Stores Inc.                                  42,992          529,232
Wrigley (William Jr.) Co.                               68,831        3,870,367
-------------------------------------------------------------------------------
                                                                     51,121,084
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.52%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                     17,787          425,109
Georgia-Pacific Corp.                                   76,521        1,450,073
International Paper Co.                                146,487        5,233,980
Louisiana-Pacific Corp./(1)/                            31,891          345,698
MeadWestvaco Corp.                                      61,258        1,513,073
Plum Creek Timber Co. Inc.                              56,078        1,455,224
Temple-Inland Inc.                                      16,508          708,358
Weyerhaeuser Co.                                        66,984        3,617,136
-------------------------------------------------------------------------------
                                                                     14,748,651
-------------------------------------------------------------------------------

GAS - 0.16%
-------------------------------------------------------------------------------
KeySpan Corp.                                           48,096        1,705,003
Nicor Inc.                                              13,438          498,684
Peoples Energy Corp.                                    11,003          471,919
Sempra Energy                                           63,423        1,809,458
-------------------------------------------------------------------------------
                                                                      4,485,064
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.31%
-------------------------------------------------------------------------------
Black & Decker Corp.                                    23,805        1,034,327
Emerson Electric Co.                                   128,757        6,579,483
Snap-On Inc.                                            17,766          515,747

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS (Continued)
-------------------------------------------------------------------------------
Stanley Works (The)                                     26,225  $       723,810
-------------------------------------------------------------------------------
                                                                      8,853,367
-------------------------------------------------------------------------------

HEALTH CARE - 4.53%
-------------------------------------------------------------------------------
Aetna Inc.                                              46,440        2,795,688
Anthem Inc./(1)/                                        42,332        3,265,914
Bard (C.R.) Inc.                                        15,906        1,134,257
Bausch & Lomb Inc.                                      16,251          609,412
Baxter International Inc.                              182,747        4,751,422
Becton, Dickinson & Co.                                 77,894        3,026,182
Biomet Inc.                                             79,022        2,264,771
Boston Scientific Corp./(1)/                           125,461        7,665,667
Guidant Corp.                                           94,594        4,199,028
HCA Inc.                                               156,593        5,017,240
Health Management Associates Inc. Class A               72,958        1,346,075
Humana Inc./(1)/                                        49,345          745,109
Johnson & Johnson                                      908,205       46,954,199
Manor Care Inc./(1)/                                    27,645          691,401
Medtronic Inc.                                         373,056       17,895,496
Quest Diagnostics Inc./(1)/                             32,206        2,054,743
St. Jude Medical Inc./(1)/                              55,027        3,164,053
Stryker Corp.                                           60,719        4,212,077
Tenet Healthcare Corp./(1)/                            142,922        1,665,041
UnitedHealth Group Inc.                                181,342        9,112,436
WellPoint Health Networks Inc./(1)/                     44,539        3,754,638
Zimmer Holdings Inc./(1)/                               60,076        2,706,424
-------------------------------------------------------------------------------
                                                                    129,031,273
-------------------------------------------------------------------------------

HOME BUILDERS - 0.12%
-------------------------------------------------------------------------------
Centex Corp.                                            19,030        1,480,344
KB Home                                                 14,533          900,755
Pulte Homes Inc.                                        18,720        1,154,275
-------------------------------------------------------------------------------
                                                                      3,535,374
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.11%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                    59,145        1,212,473
Maytag Corp.                                            23,920          584,126
Whirlpool Corp.                                         20,968        1,335,662
-------------------------------------------------------------------------------
                                                                      3,132,261
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.35%
-------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                   20,099          394,744
Avery Dennison Corp.                                    33,775        1,695,505
Clorox Co.                                              66,370        2,830,681
Fortune Brands Inc.                                     44,509        2,323,370
Newell Rubbermaid Inc.                                  83,845        2,347,660
Tupperware Corp.                                        17,778          255,292
-------------------------------------------------------------------------------
                                                                      9,847,252
-------------------------------------------------------------------------------

INSURANCE - 3.07%
-------------------------------------------------------------------------------
ACE Ltd.                                                80,946        2,775,638
AFLAC Inc.                                             157,141        4,832,086
Allstate Corp. (The)                                   215,318        7,676,087
Ambac Financial Group Inc.                              32,492        2,152,595
AON Corp.                                               95,459        2,298,653
Chubb Corp.                                             56,611        3,396,660
CIGNA Corp.                                             42,866        2,012,130
Cincinnati Financial Corp.                              49,146        1,822,825
Hancock (John) Financial Services Inc.                  88,371        2,715,641
Hartford Financial Services Group Inc.                  85,583        4,309,960
Jefferson-Pilot Corp.                                   43,539        1,805,127
Lincoln National Corp.                                  54,268        1,933,569
Loews Corp.                                             56,690        2,680,870
Marsh & McLennan Companies Inc.                        163,846        8,367,615
MBIA Inc.                                               44,067        2,148,266
MetLife Inc.                                           232,514        6,584,796
MGIC Investment Corp.                                   30,249        1,410,813
Principal Financial Group Inc.                         100,096        3,228,096
Progressive Corp. (The)                                 66,572        4,866,413
Prudential Financial Inc.                              168,246        5,661,478
SAFECO Corp.                                            42,303        1,492,450
St. Paul Companies Inc.                                 69,592        2,540,804
Torchmark Corp.                                         35,586        1,325,579
Travelers Property Casualty Corp. Class B              307,822        4,854,353
UNUMProvident Corp.                                     87,937        1,179,235
XL Capital Ltd. Class A                                 41,775        3,467,325
-------------------------------------------------------------------------------
                                                                     87,539,064
-------------------------------------------------------------------------------

IRON / STEEL - 0.06%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                             24,504          161,726
Nucor Corp.                                             23,929        1,168,932
United States Steel Corp.                               31,489          515,475
-------------------------------------------------------------------------------
                                                                      1,846,133
-------------------------------------------------------------------------------

LEISURE TIME - 0.41%
-------------------------------------------------------------------------------
Brunswick Corp.                                         27,575          689,927
Carnival Corp.                                         192,264        6,250,503
Harley-Davidson Inc.                                    92,485        3,686,452
Sabre Holdings Corp.                                    43,788        1,079,374
-------------------------------------------------------------------------------
                                                                     11,706,256
-------------------------------------------------------------------------------

LODGING - 0.26%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                        33,620        1,352,869
Hilton Hotels Corp.                                    115,183        1,473,191
Marriott International Inc. Class A                     71,007        2,728,089
Starwood Hotels & Resorts Worldwide Inc.                61,339        1,753,682
-------------------------------------------------------------------------------
                                                                      7,307,831
-------------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MACHINERY - 0.54%
-------------------------------------------------------------------------------
Caterpillar Inc.                                       105,356  $     5,864,115
Cummins Inc.                                            12,668          454,655
Deere & Co.                                             73,208        3,345,606
Dover Corp.                                             61,922        1,855,183
Ingersoll-Rand Co. Class A                              51,795        2,450,939
McDermott International Inc./(1)/                       19,820          125,461
Rockwell Automation Inc.                                56,807        1,354,279
-------------------------------------------------------------------------------
                                                                     15,450,238
-------------------------------------------------------------------------------

MANUFACTURERS - 4.95%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                  28,539        1,178,661
Crane Co.                                               18,084          409,241
Danaher Corp.                                           46,736        3,180,385
Eastman Kodak Co.                                       87,741        2,399,716
Eaton Corp.                                             22,808        1,792,937
General Electric Co.                                 3,057,452       87,687,723
Honeywell International Inc.                           262,411        7,045,735
Illinois Tool Works Inc.                                94,073        6,194,707
ITT Industries Inc.                                     28,090        1,838,771
Pall Corp.                                              37,664          847,440
Textron Inc.                                            41,402        1,615,506
3M Co.                                                 119,556       15,420,334
Tyco International Ltd.                                610,833       11,593,610
-------------------------------------------------------------------------------
                                                                    141,204,766
-------------------------------------------------------------------------------

MEDIA - 3.82%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                            1,375,695       22,134,933
Clear Channel Communications Inc./(1)/                 187,851        7,963,004
Comcast Corp. Class A/(1)/                             688,068       20,765,892
Dow Jones & Co. Inc.                                    24,955        1,073,814
Gannett Co. Inc.                                        82,157        6,310,479
Knight Ridder Inc.                                      24,978        1,721,734
McGraw-Hill Companies Inc. (The)                        58,383        3,619,746
Meredith Corp.                                          15,189          668,316
New York Times Co. Class A                              46,187        2,101,509
Tribune Co.                                             94,503        4,564,495
Univision Communications Inc. Class A/(1)/              70,087        2,130,645
Viacom Inc. Class B/(1)/                               537,241       23,455,942
Walt Disney Co. (The)                                  625,007       12,343,888
-------------------------------------------------------------------------------
                                                                    108,854,397
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%
-------------------------------------------------------------------------------
Worthington Industries Inc.                             26,211          351,227
-------------------------------------------------------------------------------
                                                                        351,227
-------------------------------------------------------------------------------

MINING - 0.45%
-------------------------------------------------------------------------------
Alcoa Inc.                                             258,536        6,592,668
Freeport-McMoRan Copper & Gold Inc.                     44,434        1,088,633
Newmont Mining Corp.                                   123,008        3,992,840
Phelps Dodge Corp./(1)/                                 27,218        1,043,538
-------------------------------------------------------------------------------
                                                                     12,717,679
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.19%
-------------------------------------------------------------------------------
Pitney Bowes Inc.                                       71,726        2,754,996
Xerox Corp./(1)/                                       239,090        2,531,963
-------------------------------------------------------------------------------
                                                                      5,286,959
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 5.04%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                      27,488        1,351,860
Anadarko Petroleum Corp.                                76,292        3,392,705
Apache Corp.                                            49,420        3,215,265
Burlington Resources Inc.                               61,478        3,324,115
ChevronTexaco Corp.                                    326,811       23,595,754
ConocoPhillips                                         207,620       11,377,576
Devon Energy Corp.                                      70,581        3,769,025
EOG Resources Inc.                                      35,121        1,469,463
Exxon Mobil Corp.                                    2,043,444       73,380,074
Kerr-McGee Corp.                                        30,828        1,381,094
Kinder Morgan Inc.                                      37,325        2,039,811
Marathon Oil Corp.                                      94,903        2,500,694
Nabors Industries Ltd./(1)/                             44,528        1,761,082
Noble Corp./(1)/                                        40,946        1,404,448
Occidental Petroleum Corp.                             115,990        3,891,465
Rowan Companies Inc./(1)/                               28,598          640,595
Sunoco Inc.                                             23,419          883,833
Transocean Inc./(1)/                                    97,775        2,148,117
Unocal Corp.                                            78,897        2,263,555
-------------------------------------------------------------------------------
                                                                    143,790,531
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.59%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                      102,960        3,456,367
BJ Services Co./(1)/                                    48,324        1,805,385
Halliburton Co.                                        133,688        3,074,824
Schlumberger Ltd.                                      178,107        8,472,550
-------------------------------------------------------------------------------
                                                                     16,809,126
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.13%
-------------------------------------------------------------------------------
Ball Corp.                                              17,419          792,739
Bemis Co.                                               16,219          759,049
Pactiv Corp./(1)/                                       48,725          960,370
Sealed Air Corp./(1)/                                   25,795        1,229,390
-------------------------------------------------------------------------------
                                                                      3,741,548
-------------------------------------------------------------------------------

PHARMACEUTICALS - 8.32%
-------------------------------------------------------------------------------
Abbott Laboratories                                    477,500       20,895,400
Allergan Inc.                                           39,827        3,070,662
AmerisourceBergen Corp.                                 33,753        2,340,771
Bristol-Myers Squibb Co.                               592,937       16,098,240
Cardinal Health Inc.                                   136,621        8,784,730
Forest Laboratories Inc./(1)/                          111,032        6,079,002
King Pharmaceuticals Inc./(1)/                          73,725        1,088,181

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
-------------------------------------------------------------------------------
Lilly (Eli) & Co.                                      343,692  $    23,704,437
MedImmune Inc./(1)/                                     77,084        2,803,545
Merck & Co. Inc.                                       685,958       41,534,757
Pfizer Inc.                                          2,415,319       82,483,144
Schering-Plough Corp.                                  449,311        8,357,185
Watson Pharmaceuticals Inc./(1)/                        32,737        1,321,593
Wyeth                                                  406,230       18,503,777
-------------------------------------------------------------------------------
                                                                    237,065,424
-------------------------------------------------------------------------------

PIPELINES - 0.11%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                    113,732          477,674
El Paso Corp.                                          183,276        1,480,870
Williams Companies Inc.                                158,234        1,250,049
-------------------------------------------------------------------------------
                                                                      3,208,593
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.31%
-------------------------------------------------------------------------------
Apartment Investment & Management Co. Class A           28,708          993,297
Equity Office Properties Trust                         123,302        3,330,387
Equity Residential                                      83,332        2,162,465
Simon Property Group Inc.                               57,790        2,255,544
-------------------------------------------------------------------------------
                                                                      8,741,693
-------------------------------------------------------------------------------

RETAIL - 7.18%
-------------------------------------------------------------------------------
AutoNation Inc./(1)/                                    86,248        1,355,819
AutoZone Inc./(1)/                                      27,412        2,082,490
Bed Bath & Beyond Inc./(1)/                             90,305        3,504,737
Best Buy Co. Inc./(1)/                                  98,555        4,328,536
Big Lots Inc./(1)/                                      35,635          535,950
Circuit City Stores Inc.                                63,614          559,803
CVS Corp.                                              120,494        3,377,447
Darden Restaurants Inc.                                 51,640          980,127
Dillards Inc. Class A                                   25,845          348,132
Dollar General Corp.                                   101,955        1,861,698
eBay Inc./(1)/                                          97,118       10,117,753
Family Dollar Stores Inc.                               52,597        2,006,576
Federated Department Stores Inc.                        57,385        2,114,637
Gap Inc. (The)                                         272,389        5,110,018
Home Depot Inc.                                        702,973       23,282,466
Kohls Corp./(1)/                                       103,632        5,324,612
Limited Brands Inc.                                    159,860        2,477,830
Lowe's Companies Inc.                                  238,541       10,245,336
May Department Stores Co. (The)                         88,197        1,963,265
McDonald's Corp.                                       389,177        8,585,245
Nordstrom Inc.                                          41,495          809,982
Office Depot Inc./(1)/                                  94,427        1,370,136
Penney (J.C.) Co. Inc. (Holding Co.)                    82,228        1,385,542
RadioShack Corp.                                        51,537        1,355,938
Sears, Roebuck and Co.                                  94,046        3,163,707
Staples Inc./(1)/                                      148,902        2,732,352
Starbucks Corp./(1)/                                   119,425        2,928,301
Target Corp.                                           278,589       10,541,808
Tiffany & Co.                                           44,412        1,451,384
TJX Companies Inc.                                     156,322        2,945,106
Toys R Us Inc./(1)/                                     65,090          788,891
Walgreen Co.                                           313,507        9,436,561
Wal-Mart Stores Inc.                                 1,339,656       71,899,338
Wendy's International Inc.                              34,804        1,008,272
Yum! Brands Inc./(1)/                                   89,575        2,647,837
-------------------------------------------------------------------------------
                                                                    204,627,632
-------------------------------------------------------------------------------

SEMICONDUCTORS - 3.15%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                       105,623          677,043
Altera Corp./(1)/                                      117,071        1,919,964
Analog Devices Inc./(1)/                               111,726        3,890,299
Applied Materials Inc./(1)/                            506,961        8,040,401
Applied Micro Circuits Corp./(1)/                       92,844          561,706
Broadcom Corp. Class A/(1)/                             85,644        2,133,392
Intel Corp.                                          1,999,021       41,547,652
KLA-Tencor Corp./(1)/                                   58,197        2,705,579
Linear Technology Corp.                                 95,716        3,083,012
LSI Logic Corp./(1)/                                   114,644          811,680
Maxim Integrated Products Inc.                          99,292        3,394,793
Micron Technology Inc./(1)/                            186,110        2,164,459
National Semiconductor Corp./(1)/                       55,765        1,099,686
Novellus Systems Inc./(1)/                              45,831        1,678,377
NVIDIA Corp./(1)/                                       48,617        1,118,677
PMC-Sierra Inc./(1)/                                    51,603          605,303
QLogic Corp./(1)/                                       28,713        1,387,699
Teradyne Inc./(1)/                                      56,517          978,309
Texas Instruments Inc.                                 528,964        9,309,766
Xilinx Inc./(1)/                                       103,178        2,611,435
-------------------------------------------------------------------------------
                                                                     89,719,232
-------------------------------------------------------------------------------

SOFTWARE - 5.30%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                      70,893        2,273,539
Autodesk Inc.                                           34,262          553,674
Automatic Data Processing Inc.                         183,030        6,197,396
BMC Software Inc./(1)/                                  71,398        1,165,929
Citrix Systems Inc./(1)/                                50,701        1,032,272
Computer Associates International Inc.                 176,798        3,939,059
Compuware Corp./(1)/                                   115,478          666,308
Electronic Arts Inc./(1)/                               44,530        3,294,775
First Data Corp.                                       228,881        9,484,829
Fiserv Inc./(1)/                                        59,072        2,103,554
IMS Health Inc.                                         74,512        1,340,471
Intuit Inc./(1)/                                        62,843        2,798,399
Mercury Interactive Corp./(1)/                          26,090        1,007,335
Microsoft Corp.                                      3,284,408       84,113,689
Novell Inc./(1)/                                       112,371          346,103
Oracle Corp./(1)/                                    1,604,156       19,281,955
Parametric Technology Corp./(1)/                        80,582          245,775
PeopleSoft Inc./(1)/                                    96,786        1,702,466
Siebel Systems Inc./(1)/                               149,663        1,427,785
Symantec Corp./(1)/                                     45,164        1,980,893

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SOFTWARE (Continued)
-------------------------------------------------------------------------------
Yahoo! Inc./(1)/                                       184,503  $     6,044,318
-------------------------------------------------------------------------------
                                                                    151,000,524
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.86%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                       244,884          570,090
Andrew Corp./(1)/                                       29,996          275,963
Avaya Inc./(1)/                                        116,495          752,558
CIENA Corp./(1)/                                       143,902          746,851
Comverse Technology Inc./(1)/                           57,503          864,270
JDS Uniphase Corp./(1)/                                437,232        1,534,684
Lucent Technologies Inc./(1)/                        1,265,077        2,568,106
Motorola Inc.                                          708,304        6,679,307
QUALCOMM Inc.                                          241,465        8,632,374
Scientific-Atlanta Inc.                                 45,695        1,089,369
Tellabs Inc./(1)/                                      126,198          829,121
-------------------------------------------------------------------------------
                                                                     24,542,693
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.89%
-------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                       829,479        6,810,023
Citizens Communications Co./(1)/                        86,627        1,116,622
Corning Inc./(1)/                                      387,106        2,860,713
Nextel Communications Inc. Class A/(1)/                314,443        5,685,129
Qwest Communications International Inc./(1)/           518,419        2,478,043
Sprint Corp. (PCS Group)/(1)/                          312,903        1,799,192
Verizon Communications Inc.                            841,332       33,190,547
-------------------------------------------------------------------------------
                                                                     53,940,269
-------------------------------------------------------------------------------

TELEPHONE - 1.95%
-------------------------------------------------------------------------------
Alltel Corp.                                            95,202        4,590,640
AT&T Corp.                                             240,476        4,629,163
BellSouth Corp.                                        565,095       15,048,480
CenturyTel Inc.                                         43,751        1,524,722
SBC Communications Inc.                              1,016,351       25,967,768
Sprint Corp. (FON Group)                               274,967        3,959,525
-------------------------------------------------------------------------------
                                                                     55,720,298
-------------------------------------------------------------------------------

TEXTILES - 0.07%
-------------------------------------------------------------------------------
Cintas Corp.                                            52,119        1,847,097
-------------------------------------------------------------------------------
                                                                      1,847,097
-------------------------------------------------------------------------------

TOBACCO - 1.08%
-------------------------------------------------------------------------------
Altria Group Inc.                                      619,507       28,150,398
R.J. Reynolds Tobacco Holdings Inc.                     25,871          962,660
UST Inc.                                                51,124        1,790,874
-------------------------------------------------------------------------------
                                                                     30,903,932
-------------------------------------------------------------------------------

TOYS/GAMES/HOBBIES - 0.12%
-------------------------------------------------------------------------------
Hasbro Inc.                                             53,038          927,635

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
TOYS/GAMES/HOBBIES (Continued)
-------------------------------------------------------------------------------
Mattel Inc.                                            134,459  $     2,543,964
-------------------------------------------------------------------------------
                                                                      3,471,599
-------------------------------------------------------------------------------

TRANSPORTATION - 1.39%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                     114,098        3,244,947
CSX Corp.                                               65,329        1,965,750
FedEx Corp.                                             91,251        5,660,300
Norfolk Southern Corp.                                 119,193        2,288,506
Union Pacific Corp.                                     77,708        4,508,618
United Parcel Service Inc. Class B                     344,231       21,927,515
-------------------------------------------------------------------------------
                                                                     39,595,636
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------------------
Ryder System Inc.                                       19,154          490,725
-------------------------------------------------------------------------------
                                                                        490,725
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,840,355,304)                                            2,748,672,117
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.41%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
   Institutional Shares/(2)/                       166,375,722      166,375,722
Barclays Global Investors Funds
  Prime Money Market Fund,
   Institutional Shares/(2)/                        24,246,059       24,246,059
BlackRock Temp Cash Money Market
 Fund/(2)/                                           1,222,710        1,222,710
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio/(2)/                 6,357,794        6,357,794
Short Term Investment Co. - Prime
  Money Market Portfolio,
   Institutional Shares/(2)/                         2,694,007        2,694,007
Abbey National Treasury Services
  PLC, Time Deposit
  1.38%,  07/01/03/(2)/                          $   1,616,404        1,616,404
Beta Finance Inc., Floating Rate
 Note
  1.06%,  05/20/04/(2)/                              1,346,801        1,346,801
  1.17%,  08/15/03/(2)/                              2,020,618        2,020,618
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%,  10/30/03/(2)/                              1,077,602        1,077,602
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(2)/                              1,185,304        1,185,304
  1.31%,  05/24/04/(2)/                              2,693,737        2,693,737
Dorada Finance Inc., Floating Rate
 Note
  1.06%,  05/20/04/(2)/                              2,693,602        2,693,602
Five Finance Inc., Floating Rate
 Note
  1.15%,  04/15/04/(2)/                              1,347,003        1,347,003

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
HBOS Treasury Services PLC,
 Floating Rate Note
  1.27%,  06/24/04/(2)/                          $   2,694,007  $     2,694,007
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(2)/                                538,801          538,801
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(2)/                              1,346,936        1,346,936
  1.22%,  04/13/04/(2)/                              1,346,936        1,346,936
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(2)/                              1,346,734        1,346,734
  1.08%,  03/29/04/(2)/                              1,347,003        1,347,003
  1.29%,  05/04/04/(2)/                              1,346,936        1,346,936
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(2)/                              2,693,872        2,693,872
U.S. Treasury Bill
  0.85%/(3)/,  09/25/03/(4)/                         9,450,000        9,430,627
White Pine Finance LLC, Floating Rate Note
  1.07%,  04/20/04/(2)/                              1,347,003        1,347,003
  1.14%,  05/17/04/(2)/                              1,616,404        1,616,404
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $239,934,156)                                                239,932,622
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.07%
-------------------------------------------------------------------------------
Bank of America NA Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with an effective yield
 of 1.30%./(2)/                                      1,347,003        1,347,003
Merrill Lynch Government Securities
 Inc. Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an
 effective yield of 1.38%./(2)/                        538,801          538,801
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,885,804)                                                    1,885,804
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 104.89%
(Cost $3,082,175,264)                                             2,990,490,543
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.89%)                           (139,522,597)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $ 2,850,967,946
===============================================================================

/(1)/   Non-income earning securities.
/(2)/ All or a portion of this security represents investments of securities lending collateral.
/(3)/   Yield to Maturity.
/(4)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See
        Note 1.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)

                                      ASSET ALLOCATION         BOND INDEX       MONEY MARKET      S&P 500 INDEX
                                      MASTER PORTFOLIO   MASTER PORTFOLIO   MASTER PORTFOLIO   MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                   $    181,007,282   $    763,362,029   $  4,356,074,408   $  3,082,175,264
                                      ----------------   ----------------   ----------------   ----------------
Investments in securities, at value
  (including securities on
  loan /(1)/) (Note 1)                $    197,201,028   $    798,650,868   $  4,356,074,408   $  2,990,490,543
Cash                                                --                 --                284                 --
Receivables:
  Investment securities sold                11,404,156         16,629,500                 --                 --
  Dividends and interest                     1,050,925          6,552,628          7,372,993          3,505,157
                                      ----------------   ----------------   ----------------   ----------------
Total Assets                               209,656,109        821,832,996      4,363,447,685      2,993,995,700
                                      ----------------   ----------------   ----------------   ----------------
LIABILITIES
Payables:
  Investment securities
   purchased                                11,431,479         68,779,662                 --                 --
  Due to broker -- variation
   margin                                           --                 --                 --             22,260
  Collateral for securities
   loaned (Note 4)                          18,856,211         97,019,853                 --        142,749,585
  Due to bank                                   43,500                 --                 --                 --
  Advisory fees (Note 2)                       103,707             94,993            663,063            255,909
                                      ----------------   ----------------   ----------------   ----------------
Total Liabilities                           30,434,897        165,894,508            663,063        143,027,754
                                      ----------------   ----------------   ----------------   ----------------
NET ASSETS                            $    179,221,212   $    655,938,488   $  4,362,784,622   $  2,850,967,946
                                      ================   ================   ================   ================

/(1)/ Securities on loan with market values of $18,255,622, $95,171,354, $ -- and $137,590,771, respectively. See Note 4.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)

                                      ASSET ALLOCATION         BOND INDEX       MONEY MARKET      S&P 500 INDEX
                                      MASTER PORTFOLIO   MASTER PORTFOLIO   MASTER PORTFOLIO   MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(2)/                      $      1,083,673   $             --   $             --   $     21,247,302
  Interest                                   1,253,754         13,798,912         27,317,199            748,126
  Securities lending income                      5,805             30,922                 --             44,064
                                      ----------------   ----------------   ----------------   ----------------
Total investment income                      2,343,232         13,829,834         27,317,199         22,039,492
                                      ----------------   ----------------   ----------------   ----------------
EXPENSES (Note 2)
  Advisory fees                                310,897            250,757          1,992,129            620,619
                                      ----------------   ----------------   ----------------   ----------------
Total expenses                                 310,897            250,757          1,992,129            620,619
                                      ----------------   ----------------   ----------------   ----------------
Net investment income                        2,032,335         13,579,077         25,325,070         21,418,873
                                      ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
   sale of investments                      (8,024,770)         4,970,859             17,236        (51,725,104)
  Net realized gain on futures
   contracts                                   505,775                 --                 --          7,697,446
  Net change in unrealized
   appreciation (depreciation)
   of investments                           21,038,940          6,057,227                 --        310,520,446
  Net change in unrealized
   appreciation (depreciation)
   of futures contracts                         12,684                 --                 --          1,004,340
                                      ----------------   ----------------   ----------------   ----------------
Net gain on investments                     13,532,629         11,028,086             17,236        267,497,128
                                      ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $     15,564,964   $     24,607,163   $     25,342,306   $    288,916,001
                                      ================   ================   ================   ================

/(2)/ Net of foreign withholding tax of $156, $ --, $ -- and $6,109, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                        ASSET ALLOCATION MASTER PORTFOLIO              BOND INDEX MASTER PORTFOLIO
                                    -------------------------------------    -------------------------------------
                                          FOR THE SIX                             FOR THE SIX
                                         MONTHS ENDED             FOR THE        MONTHS ENDED              FOR THE
                                        JUNE 30, 2003          YEAR ENDED       JUNE 30, 2003           YEAR ENDED
                                          (Unaudited)   DECEMBER 31, 2002         (Unaudited)    DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income             $       2,032,335   $       6,445,663    $     13,579,077    $      30,232,332
  Net realized gain (loss)                 (7,518,995)        (45,576,526)          4,970,859            9,762,741
  Net change in unrealized
   appreciation (depreciation)             21,051,624            (464,135)          6,057,227           16,148,940
                                    -----------------   -----------------    ----------------    -----------------
Net increase (decrease) in net
 assets resulting from operations          15,564,964         (39,594,998)         24,607,163           56,144,013
                                    -----------------   -----------------    ----------------    -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                            11,525,563          34,189,822          94,255,831          235,474,677
  Withdrawals                             (67,487,191)       (119,988,263)        (93,409,081)        (204,797,701)
                                    -----------------   -----------------    ----------------    -----------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions              (55,961,628)        (85,798,441)            846,750           30,676,976
                                    -----------------   -----------------    ----------------    -----------------
Increase (decrease) in net assets         (40,396,664)       (125,393,439)         25,453,913           86,820,989

NET ASSETS:
Beginning of period                       219,617,876         345,011,315         630,484,575          543,663,586
                                    -----------------   -----------------    ----------------    -----------------
End of period                       $     179,221,212   $     219,617,876    $    655,938,488    $     630,484,575
                                    =================   =================    ================    =================

                                            MONEY MARKET MASTER PORTFOLIO           S&P 500 INDEX MASTER PORTFOLIO
                                    -------------------------------------    -------------------------------------
                                          FOR THE SIX                             FOR THE SIX
                                         MONTHS ENDED             FOR THE        MONTHS ENDED              FOR THE
                                        JUNE 30, 2003          YEAR ENDED       JUNE 30, 2003           YEAR ENDED
                                          (Unaudited)   DECEMBER 31, 2002         (Unaudited)    DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income             $      25,325,070   $      45,475,626    $     21,418,873    $      40,577,166
  Net realized gain (loss)                     17,236               8,083         (44,027,658)        (255,819,289)
  Net change in unrealized
   appreciation (depreciation)                     --                  --         311,524,786         (457,092,164)
                                    -----------------   -----------------    ----------------    -----------------
Net increase (decrease) in net
 assets resulting from
 operations                                25,342,306          45,483,709         288,916,001         (672,334,287)
                                    -----------------   -----------------    ----------------    -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                        10,721,799,532      11,212,874,658         680,765,775        1,124,925,648
  Withdrawals                         (10,273,118,999)     (9,134,078,695)       (458,632,915)        (904,586,226)
                                    -----------------   -----------------    ----------------    -----------------
Net increase in net assets
 resulting from
 interestholder transactions              448,680,533       2,078,795,963         222,132,860          220,339,422
                                    -----------------   -----------------    ----------------    -----------------
Increase (decrease) in net
 assets                                   474,022,839       2,124,279,672         511,048,861         (451,994,865)

NET ASSETS:
Beginning of period                     3,888,761,783       1,764,482,111       2,339,919,085        2,791,913,950
                                    -----------------   -----------------    ----------------    -----------------
End of period                       $   4,362,784,622   $   3,888,761,783    $  2,850,967,946    $   2,339,919,085
                                    =================   =================    ================    =================

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2003, the open futures contracts outstanding were as follows:

                                     NUMBER OF                     EXPIRATION          NOTIONAL    NET UNREALIZED
          MASTER PORTFOLIO           CONTRACTS    FUTURES INDEX          DATE    CONTRACT VALUE      DEPRECIATION
          -------------------------------------------------------------------------------------------------------
          Asset Allocation Master
           Portfolio                        15          S&P 500      09/19/03    $    3,789,450    $     (139,566)
          S&P 500 Index Master
           Portfolio                       421          S&P 500      09/19/03       103,833,680        (1,393,955)

     The Asset Allocation and the S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $400,000 and $9,450,000, respectively.

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Money Market Master Portfolio at June 30, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                               AGGREGATE
REPURCHASE AGREEMENT             INTEREST RATE(S)        MATURITY DATE(S)   MARKET VALUE
----------------------------------------------------------------------------------------
Goldman Sachs Tri-Party                 5.50%              06/01/33         $ 26,497,561
Lehman Brothers Tri-Party            5.50 - 6.625     09/15/09 - 09/15/11     50,987,383
Merrill Lynch Tri-Party              3.51 - 6.33      09/01/27 - 04/01/33     25,500,927

     The repurchase agreements held by the Asset Allocation, Bond Index and S&P 500 Index Master Portfolios at June 30, 2003 represent collateral from securities on loan.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35%, 0.08%, 0.10% and 0.05% of the average daily net assets of the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for advisory services.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned securities lending agent fees as follows:

                                                     SECURITIES LENDING
               MASTER PORTFOLIO                              AGENT FEES
               --------------------------------------------------------
               Asset Allocation Master Portfolio           $      1,407
               Bond Index Master Portfolio                       11,717
               S&P 500 Index Master Portfolio                    20,982

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

     Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2003 were as follows:

                                                U.S. GOVERNMENT OBLIGATIONS           OTHER SECURITIES
                                              -------------------------------   ----------------------------
          MASTER PORTFOLIO                         PURCHASES            SALES       PURCHASES          SALES
          --------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio   $   70,103,744    $  32,116,315   $  19,932,477  $ 110,624,024
          Bond Index Master Portfolio            214,374,697      211,907,747      34,138,702     18,894,459
          S&P 500 Index Master Portfolio                  --               --     330,630,186     85,664,742

     At June 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                 NET UNREALIZED
                                                         TAX      UNREALIZED       UNREALIZED      APPRECIATION
          MASTER PORTFOLIO                              COST    APPRECIATION     DEPRECIATION    (DEPRECIATION)
          -----------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio  $   213,546,947   $          --   $  (16,345,919)   $  (16,345,919)
          Bond Index Master Portfolio            766,545,318      32,611,534         (505,984)       32,105,550
          S&P 500 Index Master Portfolio       3,225,296,197     189,022,448     (423,828,102)     (234,805,654)

     At June 30, 2003, the Money Market Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes. The Asset Allocation, Bond Index and S&P 500 Index Master Portfolios' "tax cost" does not reflect any book/tax adjustments for the period ended June 30, 2003.

4.   PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

------------------------------------------------------------------------------------------------------------------------
                                              SIX
                                     MONTHS ENDED         YEAR ENDED      YEAR ENDED          YEAR ENDED    PERIOD ENDED
                                    JUNE 30, 2003       DECEMBER 31,    DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                      (Unaudited)               2002            2001                2000       1999/(1)/
------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/                   0.35%              0.35%           0.35%               0.35%           0.35%
  Ratio of net investment
   income to average net
   assets/(3)/                               2.29%              2.28%           2.31%/(5)/          2.82%           2.75%
  Portfolio turnover rate                      51%                92%             35%                 53%             39%
  Total return                              10.09%/(2)/       (11.83)%         (6.52)%              1.51%          10.35%/(2)/
BOND INDEX MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/                   0.08%              0.08%           0.08%               0.08%           0.08%
  Ratio of net investment
   income to average net
   assets/(3)/                               4.33%              5.27%           5.98%/(5)/          6.73%           6.44%
  Portfolio turnover rate                      37%               118%             53%                 52%             25%
  Total return                               4.00%/(2)/        10.05%           8.94%              11.91%          (0.67)%/(2)/
MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
    average net assets/(3)/                  0.10%              0.10%           0.10%               0.10%           0.10%
  Ratio of net investment
    income to average net
    assets/(3)/                              1.27%              1.80%           3.66%               6.43%           5.23%
  Total return                               0.64%/(2)/         1.84%           4.23%               6.52%           4.44%/(2)/
S&P 500 INDEX MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/                   0.05%              0.05%           0.05%               0.05%           0.05%
  Ratio of net investment
   income to average net
   assets/(3)/                               1.73%              1.57%           1.31%               1.22%           1.44%
  Portfolio turnover rate                       4%                12%              9%                 10%              7%
  Total return                              11.68%/(2)/       (22.05)%        (11.96)%             (9.19)%         19.82%/(2)/

                                  YEAR ENDED               YEAR ENDED
                                FEBRUARY 28,             FEBRUARY 28,
                                        1999                     1998
---------------------------------------------------------------------
ASSET ALLOCATION MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/              0.35%                    0.35%
  Ratio of net investment
   income to average net
   assets/(3)/                          2.24%                    3.76%
  Portfolio turnover rate                 33%                      57%
  Total return                         18.23%                   27.50%
BOND INDEX MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/              0.08%                    0.08%
  Ratio of net investment
   income to average net
   assets/(3)/                          6.31%                    6.73%
  Portfolio turnover rate                 28%                      59%
  Total return                          6.39%                   10.51%
MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/              0.10%/(4)/                N/A
  Ratio of net investment
   income to average net
   assets/(3)/                          5.17%/(4)/                N/A
   Total return                         2.61%/(2)//(4)/           N/A
S&P 500 INDEX MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/              0.05%                    0.05%
  Ratio of net investment
   income to average net
   assets/(3)/                          1.61%                    1.89%
  Portfolio turnover rate                 11%                       6%
  Total return                         19.65%                   34.77%

/(1)/ For the ten months ended December 31, 1999. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/   Annualized for periods of less than one year.
/(4)/ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
/(5)/ Effective January 1, 2001, the Asset Allocation and Bond Index Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the Asset Allocation and Bond Index Master Portfolios was to decrease the ratio of net investment income to average net assets from 2.34% to 2.31% and 6.37% To 5.98%, respectively. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investor Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Barclays Global Investors Funds
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA 02116

SEMI-ANNUAL REPORT
June 30, 2003

LIFEPATH(R) RETIREMENT PORTFOLIO

LIFEPATH(R) 2010 PORTFOLIO

LIFEPATH(R) 2020 PORTFOLIO

LIFEPATH(R) 2030 PORTFOLIO

LIFEPATH(R) 2040 PORTFOLIO

                                                 BARCLAYS GLOBAL INVESTORS funds

TO OUR SHAREHOLDERS

    The first half of the 2003 fiscal year was marked with continued volatility. Highlights from the six-month period include:

    . Ongoing tension in the Middle East ultimately culminated with a U.S.-led invasion of Iraq.

    . Driven by war in Iraq, oil prices spiked to nearly $40 per barrel.

    . Indications of a brief and victorious conflict in Iraq spurred a market rally: on March 21, the Dow Jones Industrial Average closed at 8,521, after gaining nearly 1,000 points in just seven trading days.

    . Signs of economic recovery remained murky, as unemployment levels climbed to levels not seen in nine years.

    . The Federal Reserve Board lowered short-term interest rates once during the reporting period, bringing the federal funds rate to 1.00%, its lowest level in 45 years.

    . On February 12, 2003, the LifePath Portfolios' Board of Trustees approved the name change of the LifePath Income Portfolio to the "LifePath Retirement Portfolio".

    As we look back on another period of market volatility, we urge investors to maintain a long-term perspective when making investment decisions. While one Fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your individual objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings.

    The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

BARCLAYS GLOBAL INVESTORS FAMILY OF FUNDS                            AUGUST 2003

TABLE OF CONTENTS

To Our Shareholders .........................................................  1

Managers' Discussion and Analysis ...........................................  2

BARCLAYS GLOBAL INVESTORS FUNDS

  Financial Statements ......................................................  4

  Financial Highlights ......................................................  8

  Notes to the Financial Statements ......................................... 13

MASTER INVESTMENT PORTFOLIO

  Schedules of Investments .................................................. 18

    LifePath Retirement Portfolio ........................................... 18

    LifePath 2010 Master Portfolio .......................................... 28

    LifePath 2020 Master Portfolio .......................................... 43

    LifePath 2030 Master Portfolio .......................................... 57

    LifePath 2040 Master Portfolio .......................................... 71

  Financial Statements ...................................................... 86

  Notes to the Financial Statements ......................................... 89

MANAGERS' DISCUSSION & ANALYSIS

                             LIFEPATH(R) PORTFOLIOS
                            PERFORMANCE AS OF 6/30/03

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                        SINCE
                                   SIX MONTHS  ONE YEAR  FIVE YEAR  INCEPTION
                                   ----------  --------  ---------  ---------
   Class I Shares
     LifePath Retirement
      Portfolio                        5.96%      4.84%    4.19%     6.24%/(1)/
     LifePath 2010 Portfolio           7.02%      2.78%    2.67%     7.50%/(1)/
     LifePath 2020 Portfolio           8.72%      2.20%    0.88%     7.89%/(1)/
     LifePath 2030 Portfolio          10.18%      1.69%   (0.23)%    8.30%/(1)/
     LifePath 2040 Portfolio          11.34%      1.00%   (1.57)%    8.50%/(1)/
   Class R Shares
     LifePath Retirement
      Portfolio                                                     10.58%/(2)/
     LifePath 2010 Portfolio           7.02%      2.68%             (2.58)%/(2)/
     LifePath 2020 Portfolio           8.58%      1.93%             (5.11)%/(2)/
     LifePath 2030 Portfolio                                        10.38%/(2)/
     LifePath 2040 Portfolio                                        11.41%/(2)/

/(1)/ Total returns are calculated from an inception date of March 1, 1994. The Class I shares of the Portfolios are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the "predecessor funds"), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.

/(2)/ Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of each Portfolio. To establish the new share class, the Portfolios' distributor privately seeded the Class R shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the inception date of each Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 5.98%, 7.24%, 7.61%, 8.09% and 8.43%, respectively.

Average annual total return represents each LifePath Portfolio's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Portfolio at net asset value. A portfolio's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The investment return and principal value of shares of each Portfolio will vary with changes in market conditions. Shares of each Portfolio may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Portfolios, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Portfolios. These expenses negatively impact the performance of the Portfolios. Each Portfolio's past performance is no guarantee of future results.

    Equity prices, as represented by the Russell 3000 Index, gained for the six-month period ending June 30, 2003, returning 12.71%. International equities, as represented by the MSCI EAFE Index, gained 9.47%, and bond prices, as represented by the Lehman Brothers Aggregate Bond Index, rose 3.93%. Cash, as represented by the Salomon Brothers 3-Month Treasury Bill Index, returned 0.59% for the period.

    Sluggish economic growth seems to have continued throughout the second quarter. Unemployment inched up, and initial jobless claims remained at levels that suggest continued weakness in the job market. Consumer confidence remained stable, but did not rise in anticipation of stronger growth. The Federal Reserve Board decided, after their meeting on June 25, to cut short-term interest rates by 0.25% to 1.00%, the lowest rate in 45 years. Both stock prices and bond prices fell in the days following the cut, indicating that market participants may view the risks of a smaller cut outweighing the perceived benefits.

    During the first half of the year, equities gained relative to bonds. LifePath strategies with a longer time horizon, and consequently a higher equity allocation, had stronger returns. As a result, the highest return for the reporting period was in the LifePath 2040 strategy, the second highest return was in the LifePath 2030 strategy, and so forth. The Portfolios are managed with the expectation that in the long run, the increased portfolio risk investors experience by holding more stocks in a well-diversified portfolio has a greater potential to pay off with higher returns than lower risk portfolios. This is consistent with return patterns experienced during the six-month

LIFEPATH(R) PORTFOLIOS
MANAGERS' DISCUSSION & ANALYSIS (Continued)

period, and since the inception of the LifePath strategies, with the LifePath 2040 strategy having the highest since-inception return.

    The LifePath Portfolios are designed to have risk levels that are tailored to the investment horizon of each participant. The name (i.e. LifePath 2020) of each Portfolio represents when the typical investor is expected to begin to steadily distribute interest and/or principal out of his or her investment portfolio.

The LifePath Portfolios do not have their own investment advisor. They are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Portfolios" are to the feeder funds or the Master Portfolios. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)

                                     LIFEPATH         LIFEPATH          LIFEPATH          LIFEPATH         LIFEPATH
                                   RETIREMENT             2010              2020              2030             2040
                                    PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master
   Portfolio, at value (Note 1)  $ 48,109,604   $  140,354,297    $  307,694,114    $  130,217,385    $  89,737,824
                                 ------------   --------------    --------------    --------------    -------------
Total Assets                       48,109,604      140,354,297       307,694,114       130,217,385       89,737,824
                                 ------------   --------------    --------------    --------------    -------------
LIABILITIES
Payables:
  Distribution to shareholders        234,164          645,206         1,252,788           524,385          340,967
  Administration fees (Note 2)         32,279          103,283           237,547            94,872           55,560
  Distribution fees (Note 2)               --               --                --                38               13
                                 ------------   --------------    --------------    --------------    -------------
Total Liabilities                     266,443          748,489         1,490,335           619,295          396,540
                                 ------------   --------------    --------------    --------------    -------------
NET ASSETS                       $ 47,843,161   $  139,605,808    $  306,203,779    $  129,598,090    $  89,341,284
                                 ============   ==============    ==============    ==============    =============
NET ASSETS CONSIST OF:
  Paid-in capital                $ 47,830,799   $  145,461,857    $  356,429,511    $  142,136,766    $ 109,594,003
  Undistributed net investment
   income                               4,823           14,990            23,538             8,383           10,532
  Accumulated net realized loss
   on investments                    (648,390)      (6,073,913)      (39,903,554)       (8,445,380)     (22,469,224)
  Net unrealized appreciation
   (depreciation) of
   investments                        655,929          202,874       (10,345,716)       (4,101,679)       2,205,973
                                 ------------   --------------    --------------    --------------    -------------
NET ASSETS                       $ 47,843,161   $  139,605,808    $  306,203,779    $  129,598,090    $  89,341,284
                                 ============   ==============    ==============    ==============    =============
CLASS I SHARES
  Net Assets                     $ 47,826,899   $  138,050,095    $  305,513,270    $  129,391,733    $  89,237,790
                                 ============   ==============    ==============    ==============    =============
  Shares outstanding                4,546,263       12,068,930        23,839,394        10,262,031        6,597,261
                                 ============   ==============    ==============    ==============    =============
  Net asset value and offering
   price per share               $      10.52   $        11.44    $        12.82    $        12.61    $       13.53
                                 ============   ==============    ==============    ==============    =============
CLASS R SHARES
  Net Assets                     $     16,262   $    1,555,713    $      690,509    $      206,357    $     103,494
                                 ============   ==============    ==============    ==============    =============
  Shares outstanding                    1,633          137,806            55,986            16,567            7,945
                                 ============   ==============    ==============    ==============    =============
  Net asset value per share      $       9.96   $        11.29    $        12.33    $        12.46    $       13.03
                                 ============   ==============    ==============    ==============    =============
  Maximum offering price per
   share (net asset value per
   share / 99.0%)                $      10.06   $        11.40    $        12.46    $        12.58    $       13.16
                                 ============   ==============    ==============    ==============    =============

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)

                                     LIFEPATH         LIFEPATH          LIFEPATH          LIFEPATH         LIFEPATH
                                   RETIREMENT             2010              2020              2030             2040
                                    PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED
 FROM CORRESPONDING MASTER
 PORTFOLIO
   Dividends                     $    175,093   $      722,469    $    2,063,630    $      915,415    $     676,696
   Interest                           459,278        1,011,284         1,479,572           404,467          210,348
   Expenses                           (73,914)        (216,581)         (483,562)         (190,664)        (130,195)
                                 ------------   --------------    --------------    --------------    -------------
Net investment income allocated
 from corresponding Master
 Portfolio                            560,457        1,517,172         3,059,640         1,129,218          756,849
                                 ------------   --------------    --------------    --------------    -------------
FUND EXPENSES (Note 2)
  Administration fees                 105,602          309,318           690,550           272,285          185,952
  Distribution fees -- Class R              7              643               423                93               23
                                 ------------   --------------    --------------    --------------    -------------
Total fund expenses                   105,609          309,961           690,973           272,378          185,975
                                 ------------   --------------    --------------    --------------    -------------
Net investment income                 454,848        1,207,211         2,368,667           856,840          570,874
                                 ------------   --------------    --------------    --------------    -------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ALLOCATED
 FROM CORRESPONDING MASTER
 PORTFOLIO
   Net realized loss                 (318,649)      (2,242,454)       (9,089,198)       (3,052,171)      (9,456,768)
   Net change in unrealized
    appreciation (depreciation)     2,329,551        9,666,770        30,214,479        12,960,761       16,832,516
                                 ------------   --------------    --------------    --------------    -------------
Net gain on investments             2,010,902        7,424,316        21,125,281         9,908,590        7,375,748
                                 ------------   --------------    --------------    --------------    -------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS       $  2,465,750   $    8,631,527    $   23,493,948    $   10,765,430    $   7,946,622
                                 ============   ==============    ==============    ==============    =============

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                          LIFEPATH RETIREMENT PORTFOLIO
                           ------------------------------------------------------------
                             FOR THE SIX
                            MONTHS ENDED                   FOR THE              FOR THE
                           JUNE 30, 2003              PERIOD ENDED           YEAR ENDED
                             (Unaudited)    DECEMBER 31, 2002/(1)/    FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS OPERATIONS:
  Net investment income    $     454,848             $     790,193       $    1,112,388
  Net realized gain
   (loss)                       (318,649)                  (38,822)             879,800
  Net change in
   unrealized
   appreciation
   (depreciation)              2,329,551                (1,447,181)          (1,224,199)
                           -------------             -------------       --------------
Net increase (decrease)
 in net assets resulting
 from operations               2,465,750                  (695,810)             767,989
                           -------------             -------------       --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income:
    Class I Shares              (450,757)               (1,024,395)          (1,122,275)
    Class R Shares                   (78)                       --                   --
                           -------------             -------------       --------------
                                (450,835)               (1,024,395)          (1,122,275)
                           -------------             -------------       --------------
  From net realized gain:
    Class I Shares                    --                  (363,173)            (231,518)
    Class R Shares                    --                        --                   --
                           -------------             -------------       --------------
                                      --                  (363,173)            (231,518)
                           -------------             -------------       --------------
Total distributions to
 shareholders                   (450,835)               (1,387,568)          (1,353,793)
                           -------------             -------------       --------------
CAPITAL SHARE
 TRANSACTIONS (Note 3):
  Class I Shares               5,303,421                 5,656,119            4,758,812
  Class R Shares                  15,678                        --                   --
                           -------------             -------------       --------------
Net increase in net
 assets resulting from
 capital share
 transactions                  5,319,099                 5,656,119            4,758,812
                           -------------             -------------       --------------
Increase in net assets         7,334,014                 3,572,741            4,173,008

NET ASSETS:
Beginning of period           40,509,147                36,936,406           32,763,398
                           -------------             -------------       --------------
End of period              $  47,843,161             $  40,509,147       $   36,936,406
                           =============             =============       ==============
Undistributed net
 investment income
 included in net assets
 at end of period          $       4,823             $         810       $      188,349
                           =============             =============       ==============

                                                                LIFEPATH 2010 PORTFOLIO
                           ------------------------------------------------------------
                             FOR THE SIX
                            MONTHS ENDED                   FOR THE              FOR THE
                           JUNE 30, 2003              PERIOD ENDED           YEAR ENDED
                             (Unaudited)    DECEMBER 31, 2002/(1)/    FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS OPERATIONS:
  Net investment income    $   1,207,211             $   1,846,946       $    2,747,148
  Net realized gain
   (loss)                     (2,242,454)               (3,826,476)           7,333,013
  Net change in
   unrealized
   appreciation
   (depreciation)              9,666,770                (6,342,700)         (10,532,849)
                           -------------             -------------       --------------
Net increase (decrease)
 in net assets resulting
 from operations               8,631,527                (8,322,230)            (452,688)
                           -------------             -------------       --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income:
    Class I Shares            (1,514,500)               (1,915,771)          (2,788,806)
    Class R Shares                (6,877)                     (320)                  --
                           -------------             -------------       --------------
                              (1,521,377)               (1,916,091)          (2,788,806)
                           -------------             -------------       --------------
  From net realized gain:
    Class I Shares                    --                  (284,734)          (1,181,330)
    Class R Shares                    --                       (73)                  --
                           -------------             -------------       --------------
                                      --                  (284,807)          (1,181,330)
                           -------------             -------------       --------------
Total distributions to
 shareholders                 (1,521,377)               (2,200,898)          (3,970,136)
                           -------------             -------------       --------------
CAPITAL SHARE
 TRANSACTIONS (Note 3):
  Class I Shares               9,373,800                23,545,748           23,036,471
  Class R Shares               1,466,754                    31,085                   --
                           -------------             -------------       --------------
Net increase in net
 assets resulting from
 capital share
 transactions                 10,840,554                23,576,833           23,036,471
                            ------------             -------------       --------------
Increase in net assets        17,950,704                13,053,705           18,613,647

NET ASSETS:
Beginning of period          121,655,104               108,601,399           89,987,752
                           -------------             -------------       --------------
End of period              $ 139,605,808             $ 121,655,104       $  108,601,399
                           =============             =============       ==============
Undistributed net
 investment income
 included in net assets
 at end of period          $      14,990             $     329,156       $      398,627
                           =============             =============       ==============

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                LIFEPATH 2020 PORTFOLIO
                           ------------------------------------------------------------
                             FOR THE SIX
                            MONTHS ENDED                   FOR THE              FOR THE
                           JUNE 30, 2003              PERIOD ENDED           YEAR ENDED
                             (Unaudited)    DECEMBER 31, 2002/(1)/    FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS OPERATIONS:
  Net investment income    $   2,368,667             $   3,861,830       $    5,698,013
  Net realized gain
   (loss)                     (9,089,198)              (26,662,017)          21,881,975
  Net change in
   unrealized
   appreciation
   (depreciation)             30,214,479                (9,492,393)         (42,810,225)
                           -------------             -------------       --------------
Net increase (decrease)
 in net assets resulting
 from operations              23,493,948               (32,292,580)         (15,230,237)
                           -------------             -------------       --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income:
    Class I Shares            (2,351,702)               (4,690,518)          (5,456,953)
    Class R Shares                (3,182)                   (2,001)                  --
                           -------------             -------------       --------------
                              (2,354,884)               (4,692,519)          (5,456,953)
                           -------------             -------------       --------------
  From net realized gain:
    Class I Shares                    --                        --              (59,612)
                           -------------             -------------       --------------
Total distributions to
 shareholders                 (2,354,884)               (4,692,519)          (5,516,565)
                           -------------             -------------       --------------
CAPITAL SHARE
 TRANSACTIONS (Note 3):
  Class I Shares              13,712,310               (12,283,671)         157,875,252
  Class R Shares                 453,945                   231,829                   --
                           -------------             -------------       --------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions                 14,166,255               (12,051,842)         157,875,252
                           -------------             -------------       --------------
Increase (decrease) in
 net assets                   35,305,319               (49,036,941)         137,128,450

NET ASSETS:
Beginning of period          270,898,460               319,935,401          182,806,951
                           -------------             -------------       --------------
End of period              $ 306,203,779             $ 270,898,460       $  319,935,401
                           =============             =============       ==============
Undistributed net
 investment income
 included in net assets
 at end of period          $      23,538             $       9,755       $      861,868
                           =============             =============       ==============

                                                                LIFEPATH 2030 PORTFOLIO
                           ------------------------------------------------------------
                             FOR THE SIX
                            MONTHS ENDED                   FOR THE              FOR THE
                           JUNE 30, 2003              PERIOD ENDED           YEAR ENDED
                             (Unaudited)    DECEMBER 31, 2002/(1)/    FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS OPERATIONS:
  Net investment income    $     856,840             $   1,113,127       $    1,335,234
  Net realized gain
   (loss)                     (3,052,171)               (4,913,629)          11,130,277
  Net change in
   unrealized
   appreciation
   (depreciation)             12,960,761               (10,986,188)         (20,961,737)
                           -------------             -------------       --------------
Net increase (decrease)
 in net assets resulting
 from operations              10,765,430               (14,786,690)          (8,496,226)
                           -------------             -------------       --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income:
    Class I Shares            (1,120,875)               (1,057,629)          (1,284,503)
    Class R Shares                  (762)                       --                   --
                           -------------             -------------       --------------
                              (1,121,637)               (1,057,629)          (1,284,503)
                           -------------             -------------       --------------
  From net realized gain:
    Class I Shares                    --                (1,362,990)          (4,510,194)
                           -------------             -------------       --------------
Total distributions to
 shareholders                 (1,121,637)               (2,420,619)          (5,794,697)
                           -------------             -------------       --------------
CAPITAL SHARE
 TRANSACTIONS (Note 3):
  Class I Shares              16,276,592                12,154,689           43,163,082
  Class R Shares                 192,802                        --                   --
                           -------------             -------------       --------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions                 16,469,394                12,154,689           43,163,082
                           -------------             -------------       --------------
Increase (decrease) in
 net assets                   26,113,187                (5,052,620)          28,872,159

NET ASSETS:
Beginning of period          103,484,903               108,537,523           79,665,364
                           -------------             -------------       --------------
End of period              $ 129,598,090             $ 103,484,903       $  108,537,523
                           =============             =============       ==============
Undistributed net
 investment income
 included in net assets
 at end of period          $       8,383             $     273,180       $      216,545
                           =============             =============       ==============

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                 LIFEPATH 2040 PORTFOLIO
                            ------------------------------------------------------------
                              FOR THE SIX
                             MONTHS ENDED                    FOR THE             FOR THE
                            JUNE 30, 2003               PERIOD ENDED          YEAR ENDED
                              (Unaudited)     DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS OPERATIONS:
  Net investment income     $     570,874            $       688,311      $      575,896
  Net realized gain
   (loss)                      (9,456,768)                (9,919,179)         17,326,803
  Net change in
   unrealized
   appreciation
   (depreciation)              16,832,516                 (4,604,773)        (28,612,667)
                            -------------            ---------------      --------------
Net increase (decrease)
 in net assets resulting
 from operations                7,946,622                (13,835,641)        (10,709,968)
                            -------------            ---------------      --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income:
    Class I Shares               (728,567)                  (607,593)           (576,425)
    Class R Shares                   (390)                        --                  --
                            -------------            ---------------      --------------
                                 (728,957)                  (607,593)           (576,425)
                            -------------            ---------------      --------------
  From net realized gain:
    Class I Shares                     --                         --            (475,967)
                            -------------            ---------------      --------------
Total distributions to
 shareholders                    (728,957)                  (607,593)         (1,052,392)
                            -------------            ---------------      --------------
CAPITAL SHARE
 TRANSACTIONS (Note 3):
  Class I Shares                7,669,047                  3,834,796          (1,139,477)
  Class R Shares                  102,284                         --                  --
                            -------------            ---------------      --------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions                   7,771,331                  3,834,796          (1,139,477)
                            -------------            ---------------      --------------
Increase (decrease) in
 net assets                    14,988,996                (10,608,438)        (12,901,837)

NET ASSETS:
Beginning of period            74,352,288                 84,960,726          97,862,563
                            -------------            ---------------      --------------
End of period               $  89,341,284            $    74,352,288      $   84,960,726
                            =============            ===============      ==============
Undistributed net
 investment income
 included in net assets
 at end of period           $      10,532            $       168,615      $       94,266
                            =============            ===============      ==============

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                LIFEPATH RETIREMENT PORTFOLIO CLASS I SHARES
                            ----------------------------------------------------------------
                               SIX MONTHS
                                    ENDED
                            JUN. 30, 2003               PERIOD ENDED              YEAR ENDED
                              (Unaudited)         DEC. 31, 2002/(1)/           FEB. 28, 2002
--------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       10.03            $         10.59          $        10.77
                            -------------            ---------------          --------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.10                       0.21                    0.34/(5)/
  Net realized and
   unrealized gain
   (loss)                            0.49                      (0.40)                  (0.10)/(5)/
                            -------------            ---------------          --------------
Total from investment
 operations                          0.59                      (0.19)                   0.24
                            -------------            ---------------          --------------
LESS DISTRIBUTIONS FROM:
  Net investment income             (0.10)                     (0.28)                  (0.35)
  Net realized gain                    --                      (0.09)                  (0.07)
                            -------------            ---------------          --------------
Total distributions                 (0.10)                     (0.37)                  (0.42)
                            -------------            ---------------          --------------
Net asset value, end of
 period                     $       10.52            $         10.03          $        10.59
                            =============            ===============          ==============
Total return                         5.96%/(2)/                (1.78)%/(2)/             2.25%
                            =============            ===============          ==============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $      47,827            $        40,509          $       36,936
  Ratio of expenses to
   average net assets/(3)/           0.85%                      0.85%                   0.89%
  Ratio of net investment
   income to average net
   assets/(3)/                       2.15%                      2.47%                   3.19%/(5)/
  Portfolio turnover
   rate/(4)/                           28%                        56%                    116%/(6)/

                                           LIFEPATH RETIREMENT PORTFOLIO CLASS I SHARES
                            -----------------------------------------------------------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                            FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999   FEB. 28, 1998
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       11.18    $     11.53  $       11.56   $       10.97
                            -------------    -----------  -------------   -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.44           0.43           0.42            0.46
  Net realized and
   unrealized gain (loss)            0.23           0.12           0.34            0.85
                            -------------    -----------  -------------   -------------
Total from investment
 operations                          0.67           0.55           0.76            1.31
                            -------------    -----------  -------------   -------------

LESS DISTRIBUTIONS FROM:
  Net investment income             (0.44)         (0.43)         (0.42)          (0.46)
  Net realized gain                 (0.64)         (0.47)         (0.37)          (0.26)
                            -------------    -----------  -------------   -------------
Total distributions                 (1.08)         (0.90)         (0.79)          (0.72)
                            -------------    -----------  -------------   -------------

Net asset value, end of
 period                     $       10.77    $     11.18  $       11.53   $       11.56
                            =============    ===========  =============   =============
Total return                         6.16%          4.82%          6.70%          12.32%
                            =============    ===========  =============   =============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $      32,763    $    28,772  $      51,281   $      48,731
  Ratio of expenses to
   average net assets/(3)/           0.95%          0.95%          0.95%           0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                       4.00%          3.63%          3.55%           4.06%
  Portfolio turnover
   rate/(4)/                           58%            55%            66%             39%

                                          LIFEPATH RETIREMENT PORTFOLIO CLASS R SHARES
                                          --------------------------------------------
                                                                           PERIOD FROM
                                                                    APR. 11, 2003/(7)/
                                                                      TO JUN. 30, 2003
                                                                           (Unaudited)
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $           9.06
                                                                     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                          0.08
  Net realized and unrealized gain                                               0.92
                                                                     ----------------
Total from investment operations                                                 1.00
                                                                     ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                         (0.10)
                                                                     ----------------
Total distributions                                                             (0.10)
                                                                     ----------------
Net asset value, end of period                                       $           9.96
                                                                     ================
Total return/(2)/                                                               10.58%
                                                                     ================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                   $             16
  Ratio of expenses to average net assets/(3)/                                   1.10%
  Ratio of net investment income to average net assets/(3)/                      1.71%
  Portfolio turnover rate/(8)/                                                     28%

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the Portfolio turnover rate of the Portfolio's corresponding Master Portfolio.
/(5)/ Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/   Portfolio turnover rate excluding in-kind transactions was 52%.
/(7)/ Commencement of operations. April 11, 2003 is the date investors began investing in the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded the Class R Shares on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.
/(8)/ Represents the Portfolio turnover rate of the Portfolio's corresponding Master Portfolio for the six months ended June 30, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           LIFEPATH 2010 PORTFOLIO CLASS I SHARES
                            -------------------------------------------------------------------------------------
                               SIX MONTHS
                                    ENDED
                            JUN. 30, 2003               PERIOD ENDED             YEAR ENDED            YEAR ENDED
                              (Unaudited)         DEC. 31, 2002/(1)/          FEB. 28, 2002         FEB. 28, 2001
-----------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       10.82         $            11.85          $       12.46         $       13.49
                            -------------         ------------------          -------------         -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.10                       0.19                   0.31/(5)/             0.41
  Net realized and
   unrealized gain (loss)            0.65                      (1.00)                 (0.46)/(5)/           (0.16)
                            -------------         ------------------          -------------         -------------
Total from investment
 operations                          0.75                      (0.81)                 (0.15)                 0.25
                            -------------         ------------------          -------------         -------------
LESS DISTRIBUTIONS FROM:
  Net investment income             (0.13)                     (0.20)                 (0.33)                (0.41)
  Net realized gain                    --                      (0.02)                 (0.13)                (0.87)
                            -------------         ------------------          -------------         -------------
Total distributions                 (0.13)                     (0.22)                 (0.46)                (1.28)
                            -------------         ------------------          -------------         -------------
Net asset value, end of
 period                     $       11.44         $            10.82          $       11.85         $       12.46
                            =============         ==================          =============         =============
Total return                         7.02%/(2)/                (6.85)%/(2)/           (1.13)%                1.73%
                            =============         ==================          =============         =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $     138,050         $          121,627          $     108,601         $      89,988
  Ratio of expenses to
   average net assets/(3)/           0.85%                      0.86%                  0.89%                 0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                       1.95%                      1.98%                  2.59%/(5)/            3.09%
  Portfolio turnover
   rate/(4)/                           23%                        72%                    86%/(6)/              54%

                                 LIFEPATH 2010 PORTFOLIO CLASS I SHARES
                            -------------------------------------------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED
                            FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
-----------------------------------------------------------------------
Net asset value,
 beginning of period        $       14.29  $       13.90  $       12.46
                            -------------  -------------  -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.42           0.38           0.40
  Net realized and
   unrealized gain (loss)            0.71           1.01           1.87
                            -------------  -------------  -------------
Total from investment
 operations                          1.13           1.39           2.27
                            -------------  -------------  -------------
LESS DISTRIBUTIONS FROM:
  Net investment income             (0.42)         (0.38)         (0.40)
  Net realized gain                 (1.51)         (0.62)         (0.43)
                            -------------  -------------  -------------
Total distributions                 (1.93)         (1.00)         (0.83)
                            -------------  -------------  -------------
Net asset value, end of
 period                     $       13.49  $       14.29  $       13.90
                            =============  =============  =============
Total return                         7.92%         10.19%         18.73%
                            =============  =============  =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $      88,715  $     132,798  $     112,436
  Ratio of expenses to
   average net assets/(3)/           0.95%          0.95%          0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                       2.80%          2.73%          3.09%
  Portfolio turnover
   rate/(4)/                           49%            38%            46%

                                        LIFEPATH 2010 PORTFOLIO CLASS R SHARES
                                        --------------------------------------
                                           SIX MONTHS
                                                ENDED              PERIOD FROM
                                        JUN. 30, 2003        MAR. 7, 2002/(7)/
                                          (Unaudited)         TO DEC. 31, 2002
------------------------------------------------------------------------------
Net asset value, beginning of period    $       10.67        $           11.98
                                        -------------        -----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.09                     0.13
  Net realized and unrealized gain
   (loss)                                        0.65                    (1.30)
                                        -------------        -----------------
Total from investment operations                 0.74                    (1.17)
                                        -------------        -----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                         (0.12)                   (0.12)
  Net realized gain                                --                    (0.02)
                                        -------------        -----------------
Total distributions                             (0.12)                   (0.14)
                                        -------------        -----------------
Net asset value, end of period          $       11.29        $           10.67
                                        =============        =================
Total return/(2)/                                7.02%                   (9.72)%
                                        =============        =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)      $       1,556        $              28
  Ratio of expenses to average net
   assets/(3)/                                   1.10%                    1.58%
  Ratio of net investment income to
   average net assets/(3)/                       1.55%                    1.84%
  Portfolio turnover rate/(4)/                     23%                      72%

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the Portfolio turnover rate of each Portfolio's corresponding Master Portfolio.
/(5)/ Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/   Portfolio turnover rate excluding in-kind transactions was 48%.
/(7)/ Commencement of operations. March 7, 2002 is the date investors began investing in the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded the Class R Shares on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        LIFEPATH 2020 PORTFOLIO CLASS I SHARES
                           -----------------------------------------------------------------------------------
                              SIX MONTHS
                                   ENDED
                           JUN. 30, 2003               PERIOD ENDED           YEAR ENDED            YEAR ENDED
                             (Unaudited)         DEC. 31, 2002/(1)/        FEB. 28, 2002         FEB. 28, 2001
--------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $       11.89         $            13.52        $       14.55         $       16.18
                           -------------         ------------------        -------------         -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income             0.10                       0.17                 0.23/(5)/             0.31
  Net realized and
   unrealized gain (loss)           0.93                      (1.59)               (1.02)/(5)/           (0.83)
                           -------------         ------------------        -------------         -------------
Total from investment
 operations                         1.03                      (1.42)               (0.79)                (0.52)
                           -------------         ------------------        -------------         -------------
LESS DISTRIBUTIONS FROM:
  Net investment income            (0.10)                     (0.21)               (0.24)                (0.31)
  Net realized gain                   --                         --                (0.00)/(6)/           (0.80)
                           -------------         ------------------        -------------         -------------
Total distributions                (0.10)                     (0.21)               (0.24)                (1.11)
                           -------------         ------------------        -------------         -------------
Net asset value, end of
 period                    $       12.82         $            11.89        $       13.52         $       14.55
                           =============         ==================        =============         =============
Total return                        8.72%/(2)/               (10.58)%/(2)/         (5.44)%               (3.54)%
                           =============         ==================        =============         =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $     305,513         $          270,696        $     319,935         $     182,807
  Ratio of expenses to
   average net
   assets/(3)/                      0.85%                      0.83%                0.89%                 0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                      1.72%                      1.59%                1.74%/(5)/            1.99%
  Portfolio turnover
   rate/(4)/                          20%                        67%                  86%/(7)/              39%

                                LIFEPATH 2020 PORTFOLIO CLASS I SHARES
                           -------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED
                           FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
----------------------------------------------------------------------
Net asset value,
 beginning of period       $       16.38   $      15.73   $      13.40
                           -------------   ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income             0.32           0.31           0.33
  Net realized and
   unrealized gain (loss)           1.47           1.58           2.84
                           -------------   ------------   ------------
Total from investment
 operations                         1.79           1.89           3.17
                           -------------   ------------   ------------
LESS DISTRIBUTIONS FROM:
  Net investment income            (0.32)         (0.31)         (0.33)
  Net realized gain                (1.67)         (0.93)         (0.51)
                           -------------   ------------   ------------
Total distributions                (1.99)         (1.24)         (0.84)
                           -------------   ------------   ------------
Net asset value, end of
 period                    $       16.18   $      16.38   $      15.73
                           =============   ============   ============
Total return                       10.84%         12.42%         24.25%
                           =============   ============   ============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $     143,052   $    166,130   $    148,197
  Ratio of expenses to
   average net
   assets/(3)/                      0.95%          0.95%          0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                      1.87%          1.91%          2.28%
  Portfolio turnover
   rate/(4)/                          43%            36%            41%

                                        LIFEPATH 2020 PORTFOLIO CLASS R SHARES
                                        --------------------------------------
                                           SIX MONTHS
                                                ENDED              PERIOD FROM
                                        JUN. 30, 2003        MAR. 7, 2002/(8)/
                                          (Unaudited)         TO DEC. 31, 2002
------------------------------------------------------------------------------
Net asset value, beginning of period    $       11.44        $           13.45
                                        -------------        -----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.08                     0.11
  Net realized and unrealized gain
   (loss)                                        0.90                    (1.99)
                                        -------------        -----------------
Total from investment operations                 0.98                    (1.88)
                                        -------------        -----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                         (0.09)                   (0.13)
                                        -------------        -----------------
Total distributions                             (0.09)                   (0.13)
                                        -------------        -----------------
Net asset value, end of period          $       12.33        $           11.44
                                        =============        =================
Total return/(2)/                                8.58%                  (14.05)%
                                        =============        =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)      $         691        $             202
  Ratio of expenses to average net
   assets/(3)/                                   1.10%                    1.59%
  Ratio of net investment income to
   average net assets/(3)/                       1.44%                    1.42%
  Portfolio turnover rate/(4)/                     20%                      67%

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the Portfolio turnover rate of each Portfolio's corresponding Master Portfolio.
/(5)/ Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/   Rounds to less than $0.01.
/(7)/   Portfolio turnover rate excluding in-kind transactions was 35%.
/(8)/ Commencement of operations. March 7, 2002 is the date investors began investing in the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded the Class R Shares on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           LIFEPATH 2030 PORTFOLIO CLASS I SHARES
                           --------------------------------------------------------------------------------------
                              SIX MONTHS
                                   ENDED
                           JUN. 30, 2003                PERIOD ENDED             YEAR ENDED            YEAR ENDED
                             (Unaudited)          DEC. 31, 2002/(1)/          FEB. 28, 2002         FEB. 28, 2001
-----------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $       11.56         $             13.69          $       15.77          $      17.84
                           -------------         -------------------          -------------         -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income             0.09                        0.13                   0.18/(5)/             0.23
  Net realized and
   unrealized gain (loss)           1.08                       (1.97)                 (1.48)/(5)/           (1.22)
                           -------------         -------------------          -------------         -------------
Total from investment
 operations                         1.17                       (1.84)                 (1.30)                (0.99)
                           -------------         -------------------          -------------         -------------
LESS DISTRIBUTIONS FROM:
  Net investment income            (0.12)                      (0.13)                 (0.19)                (0.23)
  Net realized gain                   --                       (0.16)                 (0.59)                (0.85)
                           -------------         -------------------          -------------         -------------
Total distributions                (0.12)                      (0.29)                 (0.78)                (1.08)
                           -------------         -------------------          -------------         -------------
Net asset value, end of
 period                    $       12.61         $             11.56          $       13.69          $      15.77
                           =============         ===================          =============         =============
Total return                       10.18%/(2)/                (13.46)%/(2)/           (8.25)%               (5.99)%
                           =============         ===================          =============         =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $     129,392         $           103,485          $     108,538          $     79,665
  Ratio of expenses to
   average net
   assets/(3)/                      0.85%                       0.84%                  0.89%                 0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                      1.57%                       1.28%                  1.25%/(5)/            1.32%
  Portfolio turnover
   rate/(4)/                          33%                         68%                    53%/(6)/              27%

                                LIFEPATH 2030 PORTFOLIO CLASS I SHARES
                           -------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED
                           FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
----------------------------------------------------------------------
Net asset value,
 beginning of period       $       18.57   $      17.39   $      14.17
                           -------------   ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income             0.26           0.24           0.26
  Net realized and
   unrealized gain (loss)           2.22           2.06           3.65
                           -------------   ------------   ------------
Total from investment
 operations                         2.48           2.30           3.91
                           -------------   ------------   ------------
LESS DISTRIBUTIONS FROM:
  Net investment income            (0.26)         (0.24)         (0.26)
  Net realized gain                (2.95)         (0.88)         (0.43)
                           -------------   ------------   ------------
Total distributions                (3.21)         (1.12)         (0.69)
                           -------------   ------------   ------------
Net asset value, end of
 period                    $       17.84   $      18.57   $      17.39
                           =============   ============   ============
Total return                       13.04%         13.55%         28.22%
                           =============   ============   ============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $      84,016   $    116,729   $     95,309
  Ratio of expenses to
   average net
   assets/(3)/                      0.95%          0.95%          0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                      1.32%          1.35%          1.72%
  Portfolio turnover
   rate/(4)/                          26%            19%            27%

                                         LIFEPATH 2030 PORTFOLIO CLASS R SHARES
                                         --------------------------------------
                                                                    PERIOD FROM
                                                              APR. 8, 2003/(7)/
                                                               TO JUN. 30, 2003
                                                                    (Unaudited)
-------------------------------------------------------------------------------
Net asset value, beginning of period                          $           11.33
                                                              -----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                    0.11
  Net realized and unrealized gain                                         1.13
                                                              -----------------
Total from investment operations                                           1.24
                                                              -----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                   (0.11)
                                                              -----------------
Total distributions                                                       (0.11)
                                                              -----------------
Net asset value, end of period                                $           12.46
                                                              =================
Total return/(2)/                                                         10.38%
                                                              =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $             206
  Ratio of expenses to average net
   assets/(3)/                                                             1.10%
  Ratio of net investment income to average net assets/(3)/                1.51%
  Portfolio turnover rate/(8)/                                               33%

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the Portfolio turnover rate of the Portfolio's corresponding Master Portfolio.
/(5)/ Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/   Portfolio turnover rate excluding in-kind transactions was 25%.
/(7)/ Commencement of operations. April 8, 2003 is the date investors began investing in the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded the Class R Shares on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
/(8)/ Represents the Portfolio turnover rate of the Portfolio's corresponding Master Portfolio for the six months ended June 30, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        LIFEPATH 2040 PORTFOLIO CLASS I SHARES
                           -----------------------------------------------------------------------------------
                              SIX MONTHS
                                   ENDED
                           JUN. 30, 2003               PERIOD ENDED           YEAR ENDED            YEAR ENDED
                             (Unaudited)         DEC. 31, 2002/(1)/        FEB. 28, 2002         FEB. 28, 2001
---------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $       12.27         $            14.73        $       16.74         $       20.64
                           -------------         ------------------        -------------         -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income             0.09                       0.12                 0.10/(5)/             0.11
  Net realized and
   unrealized gain (loss)           1.29                      (2.48)               (1.93)/(5)/           (2.20)
                           -------------         ------------------        -------------         -------------
Total from investment
 operations                         1.38                      (2.36)               (1.83)                (2.09)
                           -------------         ------------------        -------------         -------------
LESS DISTRIBUTIONS FROM:
  Net investment income            (0.12)                     (0.10)               (0.10)                (0.10)
  Net realized gain                   --                         --                (0.08)                (1.71)
                           -------------         ------------------        -------------         -------------
TOTAL DISTRIBUTIONS                (0.12)                     (0.10)               (0.18)                (1.81)
                           -------------         ------------------        -------------         -------------
Net asset value, end of
 period                    $       13.53         $            12.27        $       14.73         $       16.74
                           =============         ==================        =============         =============
Total return                       11.34%/(2)/               (16.03)%/(2)/        (10.89)%              (10.81)%
                           =============         ==================        =============         =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $      89,238         $           74,352        $      84,961         $      97,863
  Ratio of expenses to
   average net
   assets/(3)/                      0.85%                      0.83%                0.90%                 0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                      1.54%                      1.05%                0.64%/(5)/            0.50%
  Portfolio turnover
   rate/(4)/                          27%                        62%                  15%/(6)/              20%

                                LIFEPATH 2040 PORTFOLIO CLASS I SHARES
                           -------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED
                           FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
----------------------------------------------------------------------
Net asset value,
 beginning of period       $       20.25   $      18.77   $      15.21
                           -------------   ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income             0.13           0.14           0.18
  Net realized and
   unrealized gain (loss)           3.18           2.67           4.41
                           -------------   ------------   ------------
Total from investment
 operations                         3.31           2.81           4.59
                           -------------   ------------   ------------
LESS DISTRIBUTIONS FROM:
  Net investment income            (0.13)         (0.14)         (0.19)
  Net realized gain                (2.79)         (1.19)         (0.84)
                           -------------   ------------   ------------
Total distributions                (2.92)         (1.33)         (1.03)
                           -------------   ------------   ------------
Net asset value, end of
 period                    $       20.64   $      20.25   $      18.77
                           =============   ============   ============
Total return                       16.01%         15.35%         30.95%
                           =============   ============   ============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $     122,683   $    163,883   $    126,601
  Ratio of expenses to
   average net
   assets/(3)/                      0.95%          0.95%          0.95%
  Ratio of net investment
   income to average net
   assets/(3)/                      0.59%          0.72%          1.04%
  Portfolio turnover
   rate/(4)/                          29%            19%            34%

                                         LIFEPATH 2040 PORTFOLIO CLASS R SHARES
                                         --------------------------------------
                                                                    PERIOD FROM
                                                              APR. 8, 2003/(7)/
                                                               TO JUN. 30, 2003
                                                                    (Unaudited)
-------------------------------------------------------------------------------
Net asset value, beginning of period                          $           11.74
                                                              -----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                    0.09
  Net realized and unrealized gain                                         1.32
                                                              -----------------
Total from investment operations                                           1.41
                                                              -----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                   (0.12)
                                                              -----------------
Total distributions                                                       (0.12)
                                                              -----------------
Net asset value, end of period                                $           13.03
                                                              =================
Total return/(2)/                                                         11.41%
                                                              =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $             103
  Ratio of expenses to average net
   assets/(3)/                                                             1.13%
  Ratio of net investment income to
   average net assets/(3)/                                                 1.28%
  Portfolio turnover rate/(8)/                                               27%

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the Portfolio turnover rate of the portfolio's corresponding Master Portfolio.
/(5)/ Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/   Portfolio turnover rate excluding in-kind transactions was 15%.
/(7)/ Commencement of operations. April 8, 2003 is the date investors began investing in the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded the Class R Shares on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
/(8)/ Represents the Portfolio turnover rate of the Portfolio's corresponding Master Portfolio for the six months ended June 30, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

    Barclays Global Investors Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware business trust effective January 11, 2002. The Trust currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, Prime Money Market and S&P 500 Stock Funds, and the LifePath Retirement (formerly the LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

    These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a "Portfolio", collectively, the "Portfolios").

    The Portfolios offer two classes of shares: Class I and Class R Shares. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares have an initial sales charge and also bear distribution fees.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Portfolio invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Portfolio bearing the corresponding name. The value of each Portfolio's investment in its corresponding Master Portfolio reflects that Portfolio's interest in the net assets of that Master Portfolio (92.86%, 97.04%, 98.13%, 97.73% and 97.90% for
the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of June 30, 2003). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

    The performance of each Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Portfolio based on the relative net assets of each class.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Dividends are determined separately for each class based on income and expenses allocable to each class.

    Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                   UNDISTRIBUTED          TOTAL
                                    UNDISTRIBUTED      LONG TERM  DISTRIBUTABLE
      PORTFOLIO                   ORDINARY INCOME           GAIN       EARNINGS
      -------------------------------------------------------------------------
      LifePath 2010 Portfolio     $       322,668  $          --  $     322,668
      LifePath 2030 Portfolio             266,815             --        266,815
      LifePath 2040 Portfolio             158,159             --        158,159

    The tax character of distributions paid for the period ended December 31, 2002, were as follows:

      -------------------------------------------------------------
      PORTFOLIO                                              AMOUNT
      -------------------------------------------------------------
      LIFEPATH RETIREMENT PORTFOLIO
      Distributions paid from:
        Ordinary Income                                $  1,107,739
        Long-Term Capital Gain                              328,796
                                                       ------------
      Total Distributions                              $  1,436,535
                                                       ============
      LIFEPATH 2010 PORTFOLIO
      Distributions paid from:
        Ordinary Income                                $  1,993,674
        Long-Term Capital Gain                              207,224
                                                       ------------
      Total Distributions                              $  2,200,898
                                                       ============
      LIFEPATH 2020 PORTFOLIO
      Distributions paid from:
        Ordinary Income                                $  4,692,519
        Long-Term Capital Gain                                   --
                                                       ------------
      Total Distributions                              $  4,692,519
                                                       ============
      LIFEPATH 2030 PORTFOLIO
      Distributions paid from:
        Ordinary Income                                $  1,181,166
        Long-Term Capital Gain                            1,239,453
                                                       ------------
      Total Distributions                              $  2,420,619
                                                       ============
      LIFEPATH 2040 PORTFOLIO
      Distributions paid from:
        Ordinary Income                                $    607,593
        Long-Term Capital Gain                                   --
                                                       ------------
      Total Distributions                              $    607,593
                                                       ============

    FEDERAL INCOME TAXES

    Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio to continue to qualify as a "regulated investment company" by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Portfolio will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended
June 30, 2003.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    The following Portfolios had tax basis net capital loss carryforwards at December 31, 2002, the tax year-end of the Portfolios:

                                          EXPIRING       EXPIRING
      PORTFOLIO                               2009           2010          TOTAL
      --------------------------------------------------------------------------
      LifePath 2010 Master Portfolio   $        --   $  1,034,757   $  1,034,757
      LifePath 2020 Master Portfolio     1,928,602     14,611,794     16,540,396
      LifePath 2030 Master Portfolio            --      3,605,709      3,605,709
      LifePath 2040 Master Portfolio     1,504,393      9,610,373     11,114,766

    Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Portfolios. IBT also serves as the transfer agent and dividend disbursement agent for the Portfolios.

    SEI Investments Distribution Company ("SEI") is the Portfolios' distributor. Prior to April 1, 2003, Stephens Inc. ("Stephens") served as the Portfolios' distributor. The Portfolios have adopted a plan pursuant to Rule 12b-1 of the 1940 Act, which authorizes the Portfolios to pay expenses relating to the distribution of its Class R shares. Under the plan, SEI is entitled to receive a fee for these services of 0.25% of the average daily net assets of each Portfolio's Class R shares. Prior to April 1, 2003, Stephens was entitled to receive a fee of 0.25% of the average daily net assets of each Portfolio's Class R shares. Class I shareholders do not pay any fees for distribution services. The Portfolios paid the following distribution fees for the six months ended June 30, 2003:

                                                          DISTRIBUTION
      PORTFOLIO                                                   FEES
      ----------------------------------------------------------------
      LifePath Retirement Portfolio                       $          7
      LifePath 2010 Portfolio                                      643
      LifePath 2020 Portfolio                                      423
      LifePath 2030 Portfolio                                       93
      LifePath 2040 Portfolio                                       23

    The Trust has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Portfolios, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI, in consideration thereof, has agreed to bear all of the Portfolios' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.50% from each Portfolio. Prior to April 1, 2003, BGI and Stephens jointly served as co-administrators for the Portfolios.

    Certain officers and trustees of the Trust are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3.   CAPITAL SHARE TRANSACTIONS

    As of June 30, 2003, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Portfolios were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                  FOR THE                       FOR THE                       FOR THE
                                         SIX MONTHS ENDED                  PERIOD ENDED                    YEAR ENDED
                                            JUNE 30, 2003        DECEMBER 31, 2002/(1)/             FEBRUARY 28, 2002
                             ----------------------------  ----------------------------  ----------------------------
PORTFOLIO                         SHARES           AMOUNT       SHARES           AMOUNT       SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
LIFEPATH RETIREMENT
 PORTFOLIO
Class I Shares:
  Shares sold                  1,484,925    $  15,159,950    1,994,747    $  20,476,529    1,847,700    $  19,731,124
  Shares issued in
   reinvestment of
   dividends                      21,964          216,565      136,572        1,386,799      127,274        1,350,246
  Shares redeemed               (998,313)     (10,073,094)  (1,581,067)     (16,207,209)  (1,530,208)     (16,322,558)
                             -----------    -------------  -----------    -------------  -----------    -------------
Net increase                     508,576    $   5,303,421      550,252    $   5,656,119      444,766    $   4,758,812
                             ===========    =============  ===========    =============  ===========    =============
Class R Shares:
  Shares sold                      1,718    $      16,536           --    $          --           --    $          --
  Shares issued in
   reinvestment of
   dividends                          --               --           --               --           --               --
  Shares redeemed                    (85)            (858)          --               --           --               --
                             -----------    -------------  -----------    -------------  -----------    -------------
Net increase                       1,633    $      15,678           --    $          --           --    $          --
                             ===========    =============  ===========    =============  ===========    =============
LIFEPATH 2010 PORTFOLIO
Class I Shares:
  Shares sold                  2,534,276    $  27,837,493    4,699,916    $  52,770,878    4,921,447    $  59,184,328
  Shares issued in
   reinvestment of
   dividends                      82,946          873,420      196,688        2,192,420      329,114        3,943,544
  Shares redeemed             (1,794,252)     (19,337,113)  (2,814,927)     (31,417,550)  (3,307,156)     (40,091,401)
                             -----------    -------------  -----------    -------------  -----------    -------------
Net increase                     822,970    $   9,373,800    2,081,677    $  23,545,748    1,943,405    $  23,036,471
                             ===========    =============  ===========    =============  ===========    =============
Class R Shares:
  Shares sold                    138,725    $   1,506,092        2,569    $      30,692           --    $          --
  Shares issued in
   reinvestment of
   dividends                          18              197           35              393           --               --
  Shares redeemed                 (3,543)         (39,535)          --               --           --               --
                             -----------    -------------  -----------    -------------  -----------    -------------
Net increase                     135,200    $   1,466,754        2,604    $      31,085           --    $          --
                             ===========    =============  ===========    =============  ===========    =============
LIFEPATH 2020 PORTFOLIO
Class I Shares:
  Shares sold                  3,527,019    $  42,855,306    5,619,219    $  72,216,055   16,503,097    $ 232,961,306
  Shares issued in
   reinvestment of
   dividends                      95,121        1,099,605      376,644        4,681,452      401,414        5,503,683
  Shares redeemed             (2,553,491)     (30,242,601)  (6,890,127)     (89,181,178)  (5,800,325)     (80,589,737)
                             -----------    -------------  -----------    -------------  -----------    -------------
Net increase (decrease)        1,068,649    $  13,712,310     (894,264)   $ (12,283,671)  11,104,186    $ 157,875,252
                             ===========    =============  ===========    =============  ===========    =============
Class R Shares:
  Shares sold                     40,241    $     476,216       17,525    $     229,828           --    $          --
  Shares issued in
   reinvestment of
   dividends                          59              655          164            2,001           --               --
  Shares redeemed                 (2,005)         (22,926)          --               --           --               --
                             -----------    -------------  -----------    -------------  -----------    -------------
Net increase                      38,295    $     453,945       17,689    $     231,829           --    $          --
                             ===========    =============  ===========    =============  ===========    =============

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

---------------------------------------------------------------------------------------------------------------------
                                                  FOR THE                       FOR THE                       FOR THE
                                         SIX MONTHS ENDED                  PERIOD ENDED                    YEAR ENDED
                                            JUNE 30, 2003        DECEMBER 31, 2002/(1)/             FEBRUARY 28, 2002
                              ---------------------------   ---------------------------   ---------------------------
PORTFOLIO                         SHARES           AMOUNT       SHARES           AMOUNT       SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO
Class I Shares:
  Shares sold                  2,759,661    $  32,952,570    2,810,244    $  34,441,727    4,714,637    $  70,559,568
  Shares issued in
   reinvestment of
   dividends                      53,272          594,527      202,338        2,407,488      412,574        5,760,350
  Shares redeemed             (1,500,716)     (17,270,505)  (1,992,628)     (24,694,526)  (2,249,154)     (33,156,836)
                              ----------    -------------   ----------    -------------   ----------    -------------
Net increase                   1,312,217    $  16,276,592    1,019,954    $  12,154,689    2,878,057    $  43,163,082
                              ==========    =============   ==========    =============   ==========    =============
Class R Shares:
  Shares sold                     16,689    $     194,316           --    $          --           --    $          --
  Shares issued in
   reinvestment of
   dividends                          --                5           --               --           --               --
  Shares redeemed                   (122)          (1,519)          --               --           --               --
                              ----------    -------------   ----------    -------------   ----------    -------------
Net increase                      16,567    $     192,802           --    $          --           --    $          --
                              ==========    =============   ==========    =============   ==========    =============
LIFEPATH 2040 PORTFOLIO
Class I Shares:
  Shares sold                  1,981,419    $  25,263,749    2,157,732    $  28,089,623    2,047,219    $  31,978,773
  Shares issued in
   reinvestment of
   dividends                      32,648          385,893       46,306          603,931       71,926        1,045,497
  Shares redeemed             (1,476,861)     (17,980,595)  (1,913,257)     (24,858,758)  (2,195,606)     (34,163,747)
                              ----------    -------------   ----------    -------------   ----------    -------------
Net increase (decrease)          537,206    $   7,669,047      290,781    $   3,834,796      (76,461)   $  (1,139,477)
                              ==========    =============   ==========    =============   ==========    =============
Class R Shares:
  Shares sold                      7,941    $     102,284           --    $          --           --    $          --
  Shares issued in
   reinvestment of
   dividends                          --               --           --               --           --               --
  Shares redeemed                     --               --           --               --           --               --
                              ----------    -------------   ----------    -------------  -----------    -------------
Net increase                       7,941    $     102,284           --    $          --           --    $          --
                              ==========    =============   ==========    =============  ===========    =============

/(1)/ For the ten months ended December 31, 2002. The Portfolios changed their fiscal year-end from February 28 to December 31.

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 34.78%

U.S. COMMON STOCKS - 26.28%

ADVERTISING - 0.07%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                        834   $       11,159
Omnicom Group Inc.                                         322           23,087
-------------------------------------------------------------------------------
                                                                         34,246
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.36%
-------------------------------------------------------------------------------
Boeing Co. (The)                                         1,239           42,522
General Dynamics Corp.                                     231           16,747
Goodrich (B.F.) Co.                                        601           12,621
Lockheed Martin Corp.                                      625           29,731
Northrop Grumman Corp.                                     196           16,913
Raytheon Co.                                               700           22,988
Sequa Corp. Class A/(1)/                                   216            7,409
United Technologies Corp.                                  542           38,390
-------------------------------------------------------------------------------
                                                                        187,321
-------------------------------------------------------------------------------

AIRLINES - 0.05%
-------------------------------------------------------------------------------
Southwest Airlines Co.                                   1,477           25,404
-------------------------------------------------------------------------------
                                                                         25,404
-------------------------------------------------------------------------------

APPAREL - 0.11%
-------------------------------------------------------------------------------
Liz Claiborne Inc.                                         443           15,616
Nike Inc. Class B                                          376           20,112
Oxford Industries Inc.                                     317           13,162
Unifi Inc./(1)/                                          1,276            7,911
-------------------------------------------------------------------------------
                                                                         56,801
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.15%
-------------------------------------------------------------------------------
Ford Motor Company                                       2,600           28,574
General Motors Corp.                                       754           27,144
PACCAR Inc.                                                366           24,727
-------------------------------------------------------------------------------
                                                                         80,445
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.04%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                 1,052           18,505
-------------------------------------------------------------------------------
                                                                         18,505
-------------------------------------------------------------------------------

BANKS - 2.24%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          1,084           23,675
Bank of America Corp.                                    1,784          140,990
Bank of New York Co. Inc. (The)                          1,229           35,334
Bank One Corp.                                           1,366           50,788
BankUnited Financial Corp. Class A/(1)/                    831           16,745
BB&T Corp.                                                 753           25,828
Central Coast Bancorp/(1)/                                 953           15,982
Comerica Inc.                                              312           14,508
Fifth Third Bancorp                                        748           42,890
FIRSTFED AMERICA BANCORP INC                               651           22,459
FleetBoston Financial Corp.                              1,703           50,596
Golden West Financial Corp.                                350           28,003
Huntington Bancshares Inc.                               1,417           27,660
ITLA Capital Corp./(1)/                                    322           13,018
Mellon Financial Corp.                                     516           14,319
National City Corp.                                        631           20,640
Northern Trust Corp.                                       606           25,325
PNC Financial Services Group                               286           13,960
Regions Financial Corp.                                    500           16,890
SoundView Technology Group Inc./(1)/                     1,322           13,381
SouthTrust Corp.                                         1,012           27,526
State Street Corp.                                         615           24,231
Sun Bancorp Inc. (New Jersey)/(1)/                       1,202           23,920
SunTrust Banks Inc.                                        284           16,853
Synovus Financial Corp.                                  1,250           26,875
Troy Financial Corp.                                       770           20,905
U.S. Bancorp                                             2,985           73,132
Union Planters Corp.                                       693           21,504
USB Holding Co. Inc.                                     1,089           19,330
Wachovia Corp.                                           1,700           67,932
Washington Mutual Inc.                                   1,301           53,731
Wells Fargo & Company                                    1,986          100,094
Wintrust Financial Corp.                                   758           22,437
WSFS Financial Corp.                                       713           27,379
Yardville National Bancorp                               1,102           21,489
-------------------------------------------------------------------------------
                                                                      1,160,329
-------------------------------------------------------------------------------

BEVERAGES - 0.48%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                              490           25,014
Brown-Forman Corp. Class B                                  63            4,953
Coca-Cola Co. (The)                                      2,618          121,501
Coca-Cola Enterprises Inc.                                 956           17,351
Coors (Adolf) Company Class B                               49            2,400
PepsiCo Inc.                                             1,797           79,966
-------------------------------------------------------------------------------
                                                                        251,185
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.34%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                          1,559          103,580
Biogen Inc./(1)/                                           419           15,922
Chiron Corp./(1)/                                          240           10,493
Genentech Inc./(1)/                                        273           19,689
Genzyme Corp. - General Division/(1)/                      295           12,331
Integra LifeSciences Holdings Corp./(1)/                   515           13,586
-------------------------------------------------------------------------------
                                                                        175,601
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.04%
-------------------------------------------------------------------------------
Masco Corp.                                                468           11,162
Vulcan Materials Co.                                       322           11,937
-------------------------------------------------------------------------------
                                                                         23,099
-------------------------------------------------------------------------------

CHEMICALS - 0.32%
-------------------------------------------------------------------------------
Dow Chemical Co. (The)                                     991           30,681
Du Pont (E.I.) de Nemours and Co.                          826           34,395
Engelhard Corp.                                            547           13,549

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

CHEMICALS (Continued)
-------------------------------------------------------------------------------
Georgia Gulf Corp.                                         587   $       11,623
Grace (W.R.) & Co./(1)/                                  1,337            5,896
Great Lakes Chemical Corp.                                 524           10,690
Hercules Inc./(1)/                                       1,537           15,216
Monsanto Co.                                               301            6,514
PPG Industries Inc.                                        197            9,996
Schulman (A.) Inc.                                         676           10,857
Sherwin-Williams Co. (The)                                 166            4,462
Sigma-Aldrich Corp.                                        232           12,570
-------------------------------------------------------------------------------
                                                                        166,449
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.49%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                             471           29,089
Atrix Laboratories Inc./(1)/                               407            8,950
Block (H & R) Inc.                                         334           14,445
Bowne & Co. Inc.                                           429            5,590
Cendant Corp./(1)/                                       1,858           34,039
Charles River Associates Inc./(1)/                         550           15,548
Consolidated Graphics Inc./(1)/                            322            7,367
Deluxe Corp.                                               191            8,557
Donnelley (R.R.) & Sons Co.                                385           10,064
Ecolab Inc.                                                503           12,877
Electro Rent Corp./(1)/                                    286            3,083
Equifax Inc.                                               475           12,350
First Consulting Group Inc./(1)/                           993            4,637
GSI Commerce Inc./(1)/                                   1,222            8,163
McKesson Corp.                                             563           20,122
Moody's Corp.                                              370           19,503
Paychex Inc.                                               633           18,553
Quintiles Transnational Corp./(1)/                         818           11,607
Stewart Enterprises Inc. Class A/(1)/                    2,536           10,905
-------------------------------------------------------------------------------
                                                                        255,449
-------------------------------------------------------------------------------

COMPUTERS - 1.48%
-------------------------------------------------------------------------------
Apple Computer Inc./(1)/                                   916           17,514
Brocade Communications Systems Inc./(1)/                 1,000            5,890
Cisco Systems Inc./(1)/                                  8,130          135,690
Cognizant Technology Solutions Corp./(1)/                  497           12,107
Computer Network Technology Corp./(1)/                     942            7,630
Computer Sciences Corp./(1)/                               460           17,535
Datastream Systems Inc./(1)/                               393            4,162
Dell Computer Corp./(1)/                                 3,000           95,880
Digimarc Corp./(1)/                                        507            7,960
Electronic Data Systems Corp.                              847           18,168
EMC Corp./(1)/                                           3,014           31,557
Enterasys Networks Inc./(1)/                               701            2,124
FalconStor Software Inc./(1)/                              358            2,395
Gateway Inc./(1)/                                          290            1,058
Hewlett-Packard Co.                                      4,275           91,058
International Business Machines Corp.                    1,926          158,895
Juniper Networks Inc./(1)/                                 875           10,824
Lexmark International Inc./(1)/                            224           15,852
NCR Corp./(1)/                                             284            7,276
Network Appliance Inc./(1)/                                961           15,578
Palm Inc./(1)/                                             321            5,223
RadiSys Corp./(1)/                                         543            7,168
Seagate Technology Inc./(2)/                               317               --
Secure Computing Corp./(1)/                                500            4,365
Sun Microsystems Inc./(1)/                               4,522           20,801
SunGard Data Systems Inc./(1)/                             636           16,479
Synopsys Inc./(1)/                                         192           11,875
Unisys Corp./(1)/                                        1,697           20,839
Veritas Software Corp./(1)/                                818           23,452
-------------------------------------------------------------------------------
                                                                        769,355
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.43%
-------------------------------------------------------------------------------
Avon Products Inc.                                         353           21,957
Colgate-Palmolive Co.                                      582           33,727
Gillette Co. (The)                                         869           27,686
International Flavors & Fragrances Inc.                    460           14,688
Kimberly-Clark Corp.                                       356           18,562
Procter & Gamble Co.                                     1,200          107,016
-------------------------------------------------------------------------------
                                                                        223,636
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.11%
-------------------------------------------------------------------------------
Advanced Marketing Services Inc.                           479            6,227
Costco Wholesale Corp./(1)/                                799           29,243
Grainger (W.W.) Inc.                                       226           10,568
Watsco Inc.                                                622           10,300
-------------------------------------------------------------------------------
                                                                         56,338
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.22%
-------------------------------------------------------------------------------
American Express Co.                                     1,501           62,757
American International Group Inc.                        3,454          190,592
Capital One Financial Corp.                                443           21,787
Citigroup Inc.                                           6,692          286,418
Citigroup Inc. Warrants (Expires 12/31/50)/(1)/            200              204
Countrywide Financial Corp.                                205           14,262
DVI Inc./(1)/                                              515            2,405
Fannie Mae                                                 994           67,035
Franklin Resources Inc.                                    507           19,808
Freddie Mac                                                858           43,561
Goldman Sachs Group Inc. (The)                             632           52,930
Janus Capital Group Inc.                                   802           13,153
JP Morgan Chase & Co.                                    2,844           97,208
Lehman Brothers Holdings Inc.                              365           24,265
MBNA Corp.                                               1,712           35,678
Merrill Lynch & Co. Inc.                                 1,261           58,863
Morgan Stanley                                           1,468           62,757
Providian Financial Corp./(1)/                           1,663           15,399
Schwab (Charles) Corp. (The)                             2,151           21,704
SLM Corp.                                                  576           22,562
T. Rowe Price Group Inc.                                   481           18,158
WFS Financial Inc./(1)/                                    307           10,288
World Acceptance Corp./(1)/                                501            8,156
-------------------------------------------------------------------------------
                                                                      1,149,950
-------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRIC - 0.70%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                       822   $        5,220
Ameren Corp.                                               347           15,303
CenterPoint Energy Inc.                                    819            6,675
Cinergy Corp.                                              488           17,954
CMS Energy Corp.                                           536            4,342
Consolidated Edison Inc.                                   229            9,911
Constellation Energy Group Inc.                            569           19,517
Dominion Resources Inc.                                    382           24,551
DTE Energy Co.                                             255            9,853
Duke Energy Corp.                                        1,228           24,499
Edison International/(1)/                                  885           14,541
Entergy Corp.                                              361           19,054
Exelon Corp.                                               465           27,812
FirstEnergy Corp.                                          562           21,609
FPL Group Inc.                                             175           11,699
NiSource Inc.                                              760           14,440
PG&E Corp./(1)/                                            824           17,428
Pinnacle West Capital Corp.                                418           15,654
Progress Energy Inc.                                       555           24,364
Public Service Enterprise Group Inc.                       398           16,815
Southern Company                                           880           27,421
Texas Genco Holdings Inc.                                   40              930
Xcel Energy Inc.                                           950           14,288
-------------------------------------------------------------------------------
                                                                        363,880
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.00%
-------------------------------------------------------------------------------
Medis Technologies Ltd./(1)/                               215            1,533
-------------------------------------------------------------------------------
                                                                          1,533
-------------------------------------------------------------------------------

ELECTRONICS - 0.29%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                             917           17,927
Analogic Corp.                                             270           13,165
Applera Corp. - Applied Biosystems Group                   956           18,193
Cubic Corp.                                                621           13,799
Johnson Controls Inc.                                      217           18,575
Millipore Corp./(1)/                                       318           14,110
REMEC Inc./(1)/                                          1,465           10,196
Solectron Corp./(1)/                                     1,561            5,838
Thermo Electron Corp./(1)/                                 638           13,411
Thomas & Betts Corp./(1)/                                  645            9,320
Watts Industries Inc. Class A                              622           11,103
X-Rite Inc.                                                465            4,608
-------------------------------------------------------------------------------
                                                                        150,245
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                                276            9,285
-------------------------------------------------------------------------------
                                                                          9,285
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.03%
-------------------------------------------------------------------------------
Penn National Gaming Inc./(1)/                             730           15,001
-------------------------------------------------------------------------------
                                                                         15,001
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.05%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                          644            6,472
Waste Management Inc.                                      736           17,730
-------------------------------------------------------------------------------
                                                                         24,202
-------------------------------------------------------------------------------

FOOD - 0.41%
-------------------------------------------------------------------------------
Albertson's Inc.                                           602           11,558
Archer-Daniels-Midland Co.                                 723            9,305
Campbell Soup Co.                                          469           11,490
ConAgra Foods Inc.                                         777           18,337
Del Monte Foods Co./(1)/                                   106              937
General Mills Inc.                                         411           19,486
Great Atlantic & Pacific Tea Co./(1)/                      673            5,922
Heinz (H.J.) Co.                                           571           18,832
Kellogg Co.                                                638           21,928
Kroger Co./(1)/                                          1,033           17,230
Safeway Inc./(1)/                                          639           13,074
Sara Lee Corp.                                             523            9,838
SUPERVALU Inc.                                             531           11,321
Sysco Corp.                                                865           25,985
Winn-Dixie Stores Inc.                                     603            7,423
Wrigley (William Jr.) Co.                                  197           11,077
-------------------------------------------------------------------------------
                                                                        213,743
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.19%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                        644           15,392
Chesapeake Corp.                                           571           12,476
Glatfelter Co.                                           1,429           21,078
International Paper Co.                                    553           19,759
MeadWestvaco Corp.                                         717           17,710
Temple-Inland Inc.                                         255           10,942
-------------------------------------------------------------------------------
                                                                         97,357
-------------------------------------------------------------------------------

GAS - 0.13%
-------------------------------------------------------------------------------
Nicor Inc.                                                 420           15,586
Peoples Energy Corp.                                       538           23,075
Sempra Energy                                              453           12,924
Southwestern Energy Co./(1)/                             1,049           15,745
-------------------------------------------------------------------------------
                                                                         67,330
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.12%
-------------------------------------------------------------------------------
Black & Decker Corp.                                       249           10,819
Emerson Electric Co.                                       429           21,922
Snap-On Inc.                                               556           16,141
Stanley Works (The)                                        406           11,206
-------------------------------------------------------------------------------
                                                                         60,088
-------------------------------------------------------------------------------

HEALTH CARE - 1.30%
-------------------------------------------------------------------------------
Aetna Inc.                                                 152            9,150
Aksys Ltd./(1)/                                            358            4,636
Anthem Inc./(1)/                                           170           13,115
Apria Healthcare Group Inc./(1)/                           686           17,068
Bard (C.R.) Inc.                                           178           12,693
Bausch & Lomb Inc.                                         249            9,337

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HEALTH CARE (Continued)
-------------------------------------------------------------------------------
Baxter International Inc.                                  717   $       18,642
Becton, Dickinson & Co.                                    253            9,829
Biomet Inc.                                                522           14,961
Boston Scientific Corp./(1)/                               588           35,927
Cobalt Corp./(1)/                                          632           12,988
CONMED Corp./(1)/                                          819           14,955
Cyberonics Inc./(1)/                                       460            9,895
Flir Systems Inc./(1)/                                     300            9,045
Guidant Corp.                                              464           20,597
HCA Inc.                                                   741           23,742
Humana Inc./(1)/                                         1,148           17,335
Johnson & Johnson                                        3,176          164,199
Manor Care Inc./(1)/                                       647           16,181
Matria Healthcare Inc./(1)/                                814           14,367
Medtronic Inc.                                           1,336           64,088
Ocular Sciences Inc./(1)/                                  415            8,238
OraSure Technologies Inc./(1)/                           1,193            8,900
PolyMedica Corp.                                           207            9,479
Sierra Health Services Inc./(1)/                           558           11,160
St. Jude Medical Inc./(1)/                                 298           17,135
Stryker Corp.                                              182           12,625
Tenet Healthcare Corp./(1)/                                837            9,751
UnitedHealth Group Inc.                                    800           40,200
Viasys Healthcare Inc./(1)/                                478            9,895
WellPoint Health Networks Inc./(1)/                        151           12,729
West Pharmaceutical Services Inc.                          343            8,403
Zimmer Holdings Inc./(1)/                                  252           11,353
-------------------------------------------------------------------------------
                                                                        672,618
-------------------------------------------------------------------------------

HOME BUILDERS - 0.09%
-------------------------------------------------------------------------------
Centex Corp.                                               209           16,258
Champion Enterprises Inc./(1)/                             465            2,409
KB Home                                                    229           14,193
Pulte Homes Inc.                                           231           14,243
-------------------------------------------------------------------------------
                                                                         47,103
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.09%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                       864           17,712
Maytag Corp.                                               527           12,869
Whirlpool Corp.                                            273           17,390
-------------------------------------------------------------------------------
                                                                         47,971
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.17%
-------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                      730           14,337
Avery Dennison Corp.                                       204           10,241
Central Garden & Pet Co./(1)/                              596           14,215
Clorox Co.                                                 335           14,288
Fortune Brands Inc.                                        308           16,078
Newell Rubbermaid Inc.                                     444           12,432
Tupperware Corp.                                           452            6,491
-------------------------------------------------------------------------------
                                                                         88,082
-------------------------------------------------------------------------------

INSURANCE - 0.83%
-------------------------------------------------------------------------------
ACE Ltd.                                                   604           20,711
AFLAC Inc.                                                 953           29,305
Allstate Corp. (The)                                       851           30,338
AON Corp.                                                  523           12,594
Chubb Corp.                                                270           16,200
CIGNA Corp.                                                167            7,839
Cincinnati Financial Corp.                                 416           15,429
Hancock (John) Financial Services Inc.                     391           12,015
Hartford Financial Services Group Inc.                     432           21,756
LandAmerica Financial Group Inc.                           382           18,145
Lincoln National Corp.                                     410           14,608
Marsh & McLennan Companies Inc.                            628           32,072
MBIA Inc.                                                  322           15,697
MetLife Inc.                                             1,201           34,012
MGIC Investment Corp.                                      263           12,266
Principal Financial Group Inc.                             538           17,350
ProAssurance Corp./(1)/                                    460           12,415
Progressive Corp. (The)                                    313           22,880
Prudential Financial Inc.                                  436           14,671
SAFECO Corp.                                               186            6,562
St. Paul Companies Inc.                                    366           13,363
Torchmark Corp.                                            391           14,565
Travelers Property Casualty Corp. Class B                1,107           17,457
XL Capital Ltd. Class A                                    206           17,098
-------------------------------------------------------------------------------
                                                                        429,348
-------------------------------------------------------------------------------

IRON / STEEL - 0.02%
-------------------------------------------------------------------------------
United States Steel Corp.                                  545            8,922
-------------------------------------------------------------------------------
                                                                          8,922
-------------------------------------------------------------------------------

LEISURE TIME - 0.11%
-------------------------------------------------------------------------------
Brunswick Corp.                                            660           16,513
Harley-Davidson Inc.                                       536           21,365
K2 Inc./(1)/                                               393            4,814
Sabre Holdings Corp.                                       637           15,702
-------------------------------------------------------------------------------
                                                                         58,394
-------------------------------------------------------------------------------

LODGING - 0.09%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                           352           14,164
Hilton Hotels Corp.                                        915           11,703
Marriott International Inc. Class A                        486           18,672
-------------------------------------------------------------------------------
                                                                         44,539
-------------------------------------------------------------------------------

MACHINERY - 0.16%
-------------------------------------------------------------------------------
Briggs & Stratton Corp.                                    335           16,917
Caterpillar Inc.                                           460           25,604
Deere & Co.                                                336           15,355
Dover Corp.                                                469           14,051
Gardner Denver Inc./(1)/                                   215            4,399
Kadant Inc./(1)/                                           311            5,831
-------------------------------------------------------------------------------
                                                                         82,157
-------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MANUFACTURERS - 1.07%
-------------------------------------------------------------------------------
Crane Co.                                                  614   $       13,895
Danaher Corp.                                              251           17,081
Eastman Kodak Co.                                          605           16,547
Eaton Corp.                                                191           15,015
General Electric Co.                                    10,945          313,903
Honeywell International Inc.                             1,257           33,750
Illinois Tool Works Inc.                                   378           24,891
ITT Industries Inc.                                        203           13,288
Pall Corp.                                                 606           13,635
3M Co.                                                     316           40,758
Tyco International Ltd.                                  2,764           52,461
-------------------------------------------------------------------------------
                                                                        555,224
-------------------------------------------------------------------------------

MANUFACTURING - 0.06%
-------------------------------------------------------------------------------
Acuity Brands Inc.                                       1,216           22,095
ESCO Technologies Inc./(1)/                                201            8,844
-------------------------------------------------------------------------------
                                                                         30,939
-------------------------------------------------------------------------------

MEDIA - 1.15%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                                6,342          102,043
Beasley Broadcast Group Inc. Class A/(1)/                  429            5,869
Clear Channel Communications Inc./(1)/                   1,004           42,560
Comcast Corp. Class A/(1)/                               5,065          152,862
Dow Jones & Co. Inc.                                       236           10,155
Gannett Co. Inc.                                           236           18,127
Knight Ridder Inc.                                         105            7,238
McGraw-Hill Companies Inc. (The)                           244           15,128
Meredith Corp.                                             369           16,236
New York Times Co. Class A                                 208            9,464
Pulitzer Inc.                                              201            9,933
TiVo Inc./(1)/                                           1,254           15,274
Tribune Co.                                                553           26,710
Viacom Inc. Class B/(1)/                                 2,451          107,011
Walt Disney Co. (The)                                    2,975           58,756
-------------------------------------------------------------------------------
                                                                        597,366
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.03%
-------------------------------------------------------------------------------
Worthington Industries Inc.                              1,293           17,326
-------------------------------------------------------------------------------
                                                                         17,326
-------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.04%
-------------------------------------------------------------------------------
Griffon Corp./(1)/                                         729           11,664
Gulf Island Fabrication Inc./(1)/                          658           11,133
-------------------------------------------------------------------------------
                                                                         22,797
-------------------------------------------------------------------------------

MINING - 0.14%
-------------------------------------------------------------------------------
Alcoa Inc.                                               1,314           33,507
Newmont Mining Corp.                                       757           24,572
Phelps Dodge Corp./(1)/                                    319           12,230
-------------------------------------------------------------------------------
                                                                         70,309
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.10%
-------------------------------------------------------------------------------
General Binding Corp./(1)/                                 393            4,716
Global Imaging Systems Inc./(1)/                           391            9,056
Imagistics International Inc./(1)/                         544           14,035
Pitney Bowes Inc.                                          297           11,408
Xerox Corp./(1)/                                         1,001           10,601
-------------------------------------------------------------------------------
                                                                         49,816
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.35%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                         233           11,459
Anadarko Petroleum Corp.                                   569           25,303
Burlington Resources Inc.                                  541           29,252
ChevronTexaco Corp.                                      1,295           93,499
ConocoPhillips                                             916           50,197
Devon Energy Corp.                                         376           20,078
Exxon Mobil Corp.                                        8,465          303,978
Kerr-McGee Corp.                                           406           18,189
Magnum Hunter Resources Inc./(1)/                        1,930           15,421
Marathon Oil Corp.                                         652           17,180
Plains Exploration & Production Co./(1)/                   615            6,648
Plains Resource Inc./(1)/                                1,440           20,376
Rowan Companies Inc./(1)/                                  900           20,160
South Jersey Industries Inc.                               437           16,103
Sunoco Inc.                                                209            7,888
Transocean Inc./(1)/                                     1,059           23,266
Unocal Corp.                                               709           20,341
-------------------------------------------------------------------------------
                                                                        699,338
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.18%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                          961           32,261
Halliburton Co.                                          1,045           24,035
Lufkin Industries Inc.                                     250            6,087
Schlumberger Ltd.                                          686           32,633
-------------------------------------------------------------------------------
                                                                         95,016
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.10%
-------------------------------------------------------------------------------
Ball Corp.                                                 258           11,742
Bemis Co.                                                  315           14,742
Pactiv Corp./(1)/                                          798           15,729
Sealed Air Corp./(1)/                                      238           11,343
-------------------------------------------------------------------------------
                                                                         53,556
-------------------------------------------------------------------------------

PHARMACEUTICALS - 1.91%
-------------------------------------------------------------------------------
Abbott Laboratories                                      1,740           76,142
Allergan Inc.                                              182           14,032
AmerisourceBergen Corp.                                    213           14,772
Antigenics Inc./(1)/                                     1,271           14,642
Barr Laboratories Inc./(1)/                                182           11,921
Bristol-Myers Squibb Co.                                 2,210           60,001
Cardinal Health Inc.                                       619           39,802
Corixa Corp./(1)/                                        1,600           12,368
Forest Laboratories Inc./(1)/                              371           20,312
Gilead Sciences Inc./(1)/                                  211           11,727
King Pharmaceuticals Inc./(1)/                             600            8,856

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
-------------------------------------------------------------------------------
La Jolla Pharmaceutical Co./(1)/                         1,365   $        4,464
Lilly (Eli) & Co.                                        1,276           88,006
MedImmune Inc./(1)/                                        388           14,112
Merck & Co. Inc.                                         2,460          148,953
MGI Pharma Inc./(1)/                                       525           13,456
Penwest Pharmaceuticals Co./(1)/                           498           12,136
Pfizer Inc.                                              9,001          307,384
Schering-Plough Corp.                                    1,794           33,368
Watson Pharmaceuticals Inc./(1)/                           386           15,583
Wyeth                                                    1,493           68,006
-------------------------------------------------------------------------------
                                                                        990,043
-------------------------------------------------------------------------------

PIPELINES - 0.03%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                        297            1,247
El Paso Corp.                                            1,166            9,421
Williams Companies Inc.                                    768            6,067
-------------------------------------------------------------------------------
                                                                         16,735
-------------------------------------------------------------------------------

REAL ESTATE - 0.18%
-------------------------------------------------------------------------------
Boykin Lodging Co.                                       2,561           19,976
Entertainment Properties Trust                           1,123           32,286
Mid Atlantic Realty Trust                                1,986           41,587
-------------------------------------------------------------------------------
                                                                         93,849
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.10%
-------------------------------------------------------------------------------
Equity Office Properties Trust                             821           22,175
Mid-America Apartment Communities Inc.                   1,067           28,820
-------------------------------------------------------------------------------
                                                                         50,995
-------------------------------------------------------------------------------

RETAIL - 1.90%
-------------------------------------------------------------------------------
AutoZone Inc./(1)/                                         109            8,281
Bed Bath & Beyond Inc./(1)/                                479           18,590
Best Buy Co. Inc./(1)/                                     471           20,686
Big Lots Inc./(1)/                                         400            6,016
Brookstone Inc./(1)/                                       802           16,240
CarMax Inc./(1)/                                           527           15,889
Circuit City Stores Inc.                                   623            5,482
Cost Plus Inc./(1)/                                        307           10,948
CVS Corp.                                                  516           14,463
Darden Restaurants Inc.                                    706           13,400
Dillards Inc. Class A                                      385            5,186
Dollar General Corp.                                       601           10,974
eBay Inc./(1)/                                             477           49,694
Fred's Inc.                                                321           11,935
Gap Inc. (The)                                           1,214           22,775
Gart Sports Co./(1)/                                       277            7,856
Hancock Fabrics Inc.                                       350            5,652
Home Depot Inc.                                          2,572           85,185
Jill (J.) Group Inc. (The)/(1)/                            417            7,022
Kohls Corp./(1)/                                           420           21,580
Limited Brands Inc.                                        885           13,718
Longs Drug Stores Corp.                                    388            6,441
Lowe's Companies Inc.                                      878           37,710
MarineMax Inc./(1)/                                        358            5,012
May Department Stores Co. (The)                            691           15,382
McDonald's Corp.                                         2,006           44,252
Movie Gallery Inc./(1)/                                    562           10,369
Nordstrom Inc.                                             548           10,697
Office Depot Inc./(1)/                                     811           11,768
1-800 CONTACTS INC./(1)/                                   401            9,816
1-800-FLOWERS.COM Inc./(1)/                                358            2,950
PC Connection Inc./(1)/                                    143              972
RadioShack Corp.                                           283            7,446
Sears, Roebuck and Co.                                     500           16,820
ShopKo Stores Inc./(1)/                                    650            8,450
Staples Inc./(1)/                                          940           17,249
Starbucks Corp./(1)/                                       351            8,607
Target Corp.                                             1,387           52,484
TJX Companies Inc.                                         884           16,655
Ultimate Electronics Inc./(1)/                             343            4,397
United Auto Group Inc./(1)/                                479           10,433
Walgreen Co.                                             1,204           36,240
Wal-Mart Stores Inc.                                     4,824          258,904
Wendy's International Inc.                                 650           18,831
Whitehall Jewellers Inc./(1)/                              215            1,950
-------------------------------------------------------------------------------
                                                                        985,407
-------------------------------------------------------------------------------

SEMICONDUCTORS - 0.87%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         1,208            7,743
Agere Systems Inc. Class B/(1)/                          6,828           15,704
Altera Corp./(1)/                                          562            9,217
Analog Devices Inc./(1)/                                   573           19,952
Applied Materials Inc./(1)/                              2,225           35,289
Applied Micro Circuits Corp./(1)/                        2,652           16,045
Broadcom Corp. Class A/(1)/                                696           17,337
Integrated Device Technology Inc./(1)/                     600            6,630
Intel Corp.                                              7,304          151,806
KLA-Tencor Corp./(1)/                                      350           16,272
Linear Technology Corp.                                    452           14,559
LSI Logic Corp./(1)/                                     1,227            8,687
Maxim Integrated Products Inc.                             514           17,574
Micron Technology Inc./(1)/                              1,126           13,095
Mykrolis Corp./(1)/                                        658            6,679
PMC-Sierra Inc./(1)/                                       700            8,211
QLogic Corp./(1)/                                          311           15,031
Teradyne Inc./(1)/                                         594           10,282
Texas Instruments Inc.                                   2,541           44,722
Xilinx Inc./(1)/                                           653           16,527
-------------------------------------------------------------------------------
                                                                        451,362
-------------------------------------------------------------------------------

SOFTWARE - 1.35%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                         503           16,131
Akamai Technologies Inc./(1)/                            2,100           10,038
Alico Inc.                                                 215            5,308
Automatic Data Processing Inc.                             887           30,034
BMC Software Inc./(1)/                                     804           13,129
Certegy Inc./(1)/                                          392           10,878

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SOFTWARE (Continued)
-------------------------------------------------------------------------------
Computer Associates International Inc.                   1,146   $       25,533
Compuware Corp./(1)/                                     1,111            6,410
Electronic Arts Inc./(1)/                                  264           19,533
F5 Networks Inc./(1)/                                      500            8,425
First Data Corp.                                         1,005           41,647
IMS Health Inc.                                            775           13,942
Intuit Inc./(1)/                                           400           17,812
Microsoft Corp.                                         12,311          315,285
Novell Inc./(1)/                                         3,479           10,715
Oracle Corp./(1)/                                        5,547           66,675
PeopleSoft Inc./(1)/                                       600           10,554
Per-Se Technologies Inc./(1)/                              429            4,818
Siebel Systems Inc./(1)/                                 1,422           13,566
Vastera Inc./(1)/                                        1,947           11,624
Websense Inc./(1)/                                         655           10,257
Yahoo! Inc./(1)/                                         1,083           35,479
-------------------------------------------------------------------------------
                                                                        697,793
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.30%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                           682            1,588
Andrew Corp./(1)/                                          683            6,284
Avaya Inc./(1)/                                            712            4,600
CIENA Corp./(1)/                                         2,412           12,518
Comverse Technology Inc./(1)/                              507            7,620
JDS Uniphase Corp./(1)/                                  2,158            7,575
Lucent Technologies Inc./(1)/                            9,917           20,132
Motorola Inc.                                            3,669           34,599
QUALCOMM Inc.                                              951           33,998
Tellabs Inc./(1)/                                          573            3,765
Terayon Communication Systems Inc./(1)/                  5,390           14,715
Tollgrade Communications Inc./(1)/                         443            8,262
-------------------------------------------------------------------------------
                                                                        155,656
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.51%
-------------------------------------------------------------------------------
Anaren Inc./(1)/                                           871            8,161
AT&T Wireless Services Inc./(1)/                         3,289           27,003
Catapult Communications Corp./(1)/                         679            7,211
Corning Inc./(1)/                                        2,623           19,384
InterDigital Communications Corp./(1)/                     372            8,694
Nextel Communications Inc. Class A/(1)/                  1,421           25,692
Qwest Communications International Inc./(1)/             2,119           10,129
Sprint Corp. (PCS Group)/(1)/                            1,659            9,539
Verizon Communications Inc.                              3,748          147,859
-------------------------------------------------------------------------------
                                                                        263,672
-------------------------------------------------------------------------------

TELEPHONE - 0.52%
-------------------------------------------------------------------------------
Alltel Corp.                                               579           27,919
AT&T Corp.                                               1,108           21,329
BellSouth Corp.                                          2,653           70,649
CenturyTel Inc.                                            410           14,289
SBC Communications Inc.                                  4,408          112,624
Sprint Corp. (FON Group)                                 1,551           22,334
-------------------------------------------------------------------------------
                                                                        269,144
-------------------------------------------------------------------------------

TEXTILES - 0.00%
-------------------------------------------------------------------------------
Interface Inc. Class A                                     536            2,487
-------------------------------------------------------------------------------
                                                                          2,487
-------------------------------------------------------------------------------

TOBACCO - 0.24%
-------------------------------------------------------------------------------
Altria Group Inc.                                        2,300          104,512
UST Inc.                                                   505           17,690
-------------------------------------------------------------------------------
                                                                        122,202
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.07%
-------------------------------------------------------------------------------
Hasbro Inc.                                                703           12,295
Mattel Inc.                                                928           17,558
Topps Co. (The)/(1)/                                       536            4,604
-------------------------------------------------------------------------------
                                                                         34,457
-------------------------------------------------------------------------------

TRANSPORTATION - 0.30%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         555           15,784
FedEx Corp.                                                623           38,645
Union Pacific Corp.                                        218           12,648
United Parcel Service Inc. Class B                       1,386           88,288
-------------------------------------------------------------------------------
                                                                        155,365
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.03%
-------------------------------------------------------------------------------
Ryder System Inc.                                          696           17,832
-------------------------------------------------------------------------------
                                                                         17,832
-------------------------------------------------------------------------------

WATER - 0.02%
-------------------------------------------------------------------------------
American States Water Co.                                  364            9,937
-------------------------------------------------------------------------------
                                                                          9,937
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $13,520,698)                                                  13,624,534
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 8.50%

AUSTRALIA - 0.37%
-------------------------------------------------------------------------------
Coles Myer Ltd.                                          4,600           21,595
Coles Myer Ltd. ADR                                        384           14,323
Commonwealth Property Office Fund                       53,601           43,137
National Australia Bank ADR                                416           46,696
News Corporation Ltd. ADR                                  348           10,534
Rio Tinto PLC ADR                                          368           28,170
Westpac Banking Corp. Ltd.                               1,580           17,219
Westpac Banking Corp. Ltd. ADR                             240           13,123
-------------------------------------------------------------------------------
                                                                        194,797
-------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

DENMARK - 0.14%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                     1,477   $       51,208
TDC A/S ADR                                              1,244           18,847
-------------------------------------------------------------------------------
                                                                         70,055
-------------------------------------------------------------------------------

FINLAND - 0.25%
-------------------------------------------------------------------------------
Outokumpu OYJ                                            5,474           48,088
Rautaruukki OYJ/(1)/                                    18,768           80,821
-------------------------------------------------------------------------------
                                                                        128,909
-------------------------------------------------------------------------------

FRANCE - 0.68%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                      1,516           13,568
Autoroutes du Sud de la France SA                           56            1,637
Aventis SA ADR                                             766           41,900
AXA ADR                                                  1,699           26,521
BNP Paribas SA                                             839           42,633
France Telecom SA ADR                                      258            6,360
Groupe Wanadoo SA/(1)/                                   4,546           30,435
LVMH Moet Hennessy Louis Vuitton SA                        382           18,946
Renault SA                                               1,366           72,220
Societe Generale Class A                                   140            8,874
Total SA                                                   989           74,966
Vivendi Universal SA/(1)/                                  595           10,830
Vivendi Universal SA ADR/(1)/                              270            4,979
-------------------------------------------------------------------------------
                                                                        353,869
-------------------------------------------------------------------------------

GERMANY - 0.41%
-------------------------------------------------------------------------------
Allianz AG                                                 269           22,359
DaimlerChrysler AG                                       1,120           38,886
Deutsche Bank AG                                           265           17,188
Deutsche Telekom AG ADR/(1)/                             1,426           21,675
E.ON AG                                                  1,093           56,193
SAP AG ADR                                                 451           13,178
Siemens AG                                                 919           45,084
-------------------------------------------------------------------------------
                                                                        214,563
-------------------------------------------------------------------------------

HONG KONG - 0.15%
-------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                              6,000           36,085
Hutchison Whampoa Ltd.                                   3,000           18,274
New World Development Co. Ltd.                          23,000            8,922
Sun Hung Kai Properties Ltd.                             2,000           10,105
-------------------------------------------------------------------------------
                                                                         73,386
-------------------------------------------------------------------------------

IRELAND - 0.08%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                               1,380           41,276
-------------------------------------------------------------------------------
                                                                         41,276
-------------------------------------------------------------------------------

ITALY - 0.39%
-------------------------------------------------------------------------------
Assicurazioni Generali SpA                               2,471           57,262
Benetton Group SpA ADR                                     865           18,165
Eni SpA                                                  3,186           48,184
ENI-Ente Nazionale Idrocarburi SpA ADR                     154           11,710
Fiat SpA ADR/(1)/                                          819            5,880
San Paolo-IMI SpA ADR                                    1,098           20,664
Seat-Pagine Gialle SpA/(1)/                             60,712           42,180
-------------------------------------------------------------------------------
                                                                        204,045
-------------------------------------------------------------------------------

JAPAN - 1.70%
-------------------------------------------------------------------------------
Canon Inc.                                               1,000           45,888
Canon Inc. ADR                                             372           16,982
Casio Computer Co. Ltd.                                 15,000           95,815
Dai Nippon Printing Co. Ltd.                             3,000           31,730
Fuji Photo Film Co. Ltd.                                 1,000           28,899
Fuji Photo Film Co. Ltd. ADR                               281            8,096
Fujitsu Ltd.                                             7,000           28,682
Honda Motor Company Ltd. ADR                               764           14,554
Ito-Yokado Co. Ltd.                                      1,000           23,943
Ito-Yokado Co. Ltd. ADR/(2)/                               343            8,191
Japan Airlines System Corp. ADR                            868            9,250
Kinki Nippon Railway Co. Ltd.                           14,000           36,377
Kirin Brewery Co. Ltd. ADR                               2,740           19,070
Kubota Corp. ADR                                         1,264           17,127
Kyocera Corp. ADR                                          118            6,726
Makita Corp. ADR                                           347            2,741
Matsushita Electric Industrial Co. Ltd.                  1,000            9,902
Millea Holdings Inc. ADR                                   754           28,984
Mitsubishi Corp. ADR                                       992           13,541
Mitsui & Co. ADR                                           136           13,396
Mizuho Financial Group Inc./(1)/                            12            9,484
Murata Manufacturing Co. Ltd.                              800           31,447
NEC Corp./(1)/                                           4,000           19,988
NEC Corp. ADR                                            3,107           15,659
Nippon Telegraph & Telephone Corp. ADR                     685           13,563
Nissan Motor Co. Ltd. ADR                                1,182           22,399
Nomura Holdings Inc.                                     4,000           50,768
NTT DoCoMo Inc.                                             17           36,810
Pioneer Corp. ADR                                          480           10,930
Ricoh Corp. Ltd. ADR                                       146           12,228
Secom Co. Ltd.                                           1,000           29,315
Sony Corp.                                               1,000           28,149
Sony Corp. ADR                                               1               28
Takeda Chemical Industries Ltd.                          1,000           36,894
Tokyo Electric Power Co. Inc. (The)                      2,100           40,137
Toyota Motor Corp.                                       2,000           51,801
-------------------------------------------------------------------------------
                                                                        869,494
-------------------------------------------------------------------------------

NETHERLANDS - 0.54%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                  1,681           32,090
Aegon NV ADR                                               880            8,835
Akzo Nobel NV ADR                                          472           12,579
ING Groep NV                                             1,508           26,201
ING Groep NV ADR                                           616           10,798
Koninklijke Ahold NV ADR                                 1,162            9,726

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

NETHERLANDS (Continued)
-------------------------------------------------------------------------------
Koninklijke Philips Electronics NV NY Shares               850   $       16,244
Reed Elsevier NV ADR                                     1,491           35,411
Royal Dutch Petroleum Co.                                1,320           61,270
Unilever NV CVA                                          1,303           69,907
-------------------------------------------------------------------------------
                                                                        283,061
-------------------------------------------------------------------------------

PANAMA - 0.06%
-------------------------------------------------------------------------------
Carnival Corp.                                           1,000           32,510
-------------------------------------------------------------------------------
                                                                         32,510
-------------------------------------------------------------------------------

PORTUGAL - 0.03%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                           456            4,058
Banco Comercial Portugues SA Class R                     6,000           10,542
-------------------------------------------------------------------------------
                                                                         14,600
-------------------------------------------------------------------------------

SINGAPORE - 0.00%
-------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing Ltd.
 ADR/(1)/                                                  193              994
-------------------------------------------------------------------------------
                                                                            994
-------------------------------------------------------------------------------

SPAIN - 0.32%
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR                   1,578           16,553
Banco Santander Central Hispano SA ADR                   4,523           39,893
Repsol YPF SA ADR                                          945           15,281
Telefonica SA                                            7,839           91,009
-------------------------------------------------------------------------------
                                                                        162,736
-------------------------------------------------------------------------------

SWEDEN - 0.30%
-------------------------------------------------------------------------------
Hoganas AB Class B                                       4,069           82,855
Sapa AB                                                  3,728           74,980
-------------------------------------------------------------------------------
                                                                        157,835
-------------------------------------------------------------------------------

SWITZERLAND - 0.78%
-------------------------------------------------------------------------------
Adecco SA ADR                                            1,038           10,847
Centerpulse ADR                                            569           15,363
Credit Suisse Group                                      1,867           49,137
Nestle SA                                                  340           70,156
Novartis AG                                              2,079           82,267
Roche Holding AG - Genusschein                           1,073           84,165
UBS AG - Registered                                      1,603           89,171
-------------------------------------------------------------------------------
                                                                        401,106
-------------------------------------------------------------------------------

UNITED KINGDOM - 2.30%
-------------------------------------------------------------------------------
AstraZeneca PLC                                          2,550          102,252
Barclays PLC ADR/(3)/                                    1,232           36,861
BP PLC                                                  15,672          108,681
BP PLC ADR                                                 696           29,246
British American Tobacco PLC                             6,353           72,073

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
-------------------------------------------------------------------------------
British Sky Broadcasting PLC ADR/(1)/                      363   $       16,371
British Telecom PLC ADR                                    552           18,580
Cadbury Schweppes PLC ADR                                1,107           26,767
Diageo PLC ADR                                           1,519           66,471
GlaxoSmithKline PLC                                      5,301          106,981
Hanson PLC ADR                                             937           26,480
HBOS PLC                                                11,212          145,144
Hong Kong & Shanghai Banking ADR                           362           21,398
HSBC Holdings PLC                                        9,842          116,284
Lloyds TSB Group PLC                                     2,286           16,230
Reuters Group PLC ADR                                      273            4,799
Royal Bank of Scotland Group PLC                         2,788           78,211
Shell Transport & Trading Co. PLC                        4,033           26,620
Tesco PLC                                               21,161           76,560
Vodafone Group PLC                                      21,251           41,555
Vodafone Group PLC ADR                                   2,697           52,996
-------------------------------------------------------------------------------
                                                                      1,190,560
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $4,761,819)                                                    4,393,796
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,282,517)                                                  18,018,330
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 62.84%
-------------------------------------------------------------------------------
U.S. Treasury Notes
  1.50%,  02/28/05                              $    2,235,000        2,245,739
  1.63%,  01/31/05                                   2,090,000        2,104,369
  1.63%,  04/30/05                                   3,020,000        3,039,817
  1.88%,  09/30/04                                   1,500,000        1,514,766
  2.00%,  05/15/06                                   1,475,000        1,490,672
  3.25%,  08/15/07                                   1,605,000        1,675,031
  3.88%,  02/15/13                                     470,000          483,641
  4.00%,  11/15/12                                     950,000          988,557
  4.75%,  11/15/08                                   1,090,000        1,208,325
  4.88%,  02/15/12                                     460,000          511,318
  5.00%,  08/15/11                                   2,200,000        2,467,782
  5.50%,  05/15/09                                     800,000          921,437
  5.63%,  05/15/08                                   1,790,000        2,052,067
  5.75%,  11/15/05                                   3,025,000        3,329,273
  5.75%,  08/15/10                                     500,000          585,254
  5.88%,  11/15/04                                     200,000          212,852
  6.00%,  08/15/04                                     400,000          422,031
  6.13%,  08/15/07                                     200,000          231,352
  6.50%,  10/15/06                                   1,920,000        2,205,899
  6.75%,  05/15/05                                     700,000          770,902
  7.00%,  07/15/06                                   1,575,000        1,820,355
  7.25%,  08/15/04                                     900,000          962,050
  7.50%,  02/15/05                                     400,000          440,500
  7.88%,  11/15/04                                     800,000          873,094
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $31,351,021)                                                  32,557,083
-------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 25.65%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
   Institutional Shares/(4)/                         7,833,795   $    7,833,795
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
   Shares/(4)/                                       2,064,105        2,064,105
BlackRock Temp Cash Money Market Fund/(4)/             104,091          104,091
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(4)/                    541,248          541,248
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/(4)/           229,345          229,345
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%,  07/01/03/(4)/                         $      137,607          137,607
Beta Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(4)/                                114,655          114,655
  1.17%,  08/15/03/(4)/                                172,018          172,018
Canadian Imperial Bank of Commerce, Floating
 Rate Note
  1.07%,  10/30/03/(4)/                                 91,738           91,738
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(4)/                                100,907          100,907
  1.31%,  05/24/04/(4)/                                229,322          229,322
Dorada Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(4)/                                229,310          229,310
Five Finance Inc., Floating Rate Note
  1.15%,  04/15/04/(4)/                                114,672          114,672
HBOS Treasury Services PLC, Floating
 Rate Note
  1.27%,  06/24/04/(4)/                                229,345          229,345
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(4)/                                 45,869           45,869
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(4)/                                114,667          114,667
  1.22%,  04/13/04/(4)/                                114,667          114,667
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(4)/                                114,649          114,649
  1.08%,  03/29/04/(4)/                                114,672          114,672
  1.29%,  05/04/04/(4)/                                114,667          114,667
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(4)/                                229,333          229,333
White Pine Finance LLC, Floating Rate Note
  1.07%,  04/20/04/(4)/                                114,672          114,672
  1.14%,  05/17/04/(4)/                                137,607          137,607
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $13,292,961)                                                  13,292,961
-------------------------------------------------------------------------------

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.31%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%./(4)/                 $      114,672   $      114,672
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%./(4)/                                         45,869           45,869
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $160,541)                                                        160,541
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES  - 123.58%
(Cost $63,087,040)                                                   64,028,915
-------------------------------------------------------------------------------

Other Assets, Less Liabilities  - (23.58%)                          (12,218,334)
-------------------------------------------------------------------------------

NET ASSETS  - 100.00%                                            $   51,810,581
===============================================================================

/(1)/   Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 49.83%

U.S. COMMON STOCKS - 37.66%

ADVERTISING - 0.09%
-------------------------------------------------------------------------------
ADVO Inc./(1)/                                             705   $       31,302
Interpublic Group of Companies Inc.                      2,673           35,765
Omnicom Group Inc.                                         956           68,545
-------------------------------------------------------------------------------
                                                                        135,612
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.50%
-------------------------------------------------------------------------------
Boeing Co. (The)                                         4,178          143,389
Curtiss-Wright Corp.                                       367           23,194
General Dynamics Corp.                                   1,149           83,302
Goodrich (B.F.) Co.                                      1,120           23,520
Lockheed Martin Corp.                                    2,252          107,128
Northrop Grumman Corp.                                     841           72,570
Raytheon Co.                                             2,129           69,916
Rockwell Collins Inc.                                    1,478           36,403
United Technologies Corp.                                2,336          165,459
-------------------------------------------------------------------------------
                                                                        724,881
-------------------------------------------------------------------------------

AGRICULTURE - 0.01%
-------------------------------------------------------------------------------
Maui Land & Pineapple Co. Inc./(1)/                        932           20,951
-------------------------------------------------------------------------------
                                                                         20,951
-------------------------------------------------------------------------------

AIRLINES - 0.10%
-------------------------------------------------------------------------------
Alaska Air Group Inc./(1)/                                 216            4,633
AMR Corp./(1)/                                           1,511           16,621
Continental Airlines Inc. Class B/(1)/                   1,448           21,677
Delta Air Lines Inc.                                       916           13,447
Northwest Airlines Corp./(1)/                              645            7,282
Southwest Airlines Co.                                   4,577           78,724
-------------------------------------------------------------------------------
                                                                        142,384
-------------------------------------------------------------------------------

APPAREL - 0.14%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                              832           24,344
Liz Claiborne Inc.                                       1,333           46,988
Nike Inc. Class B                                        1,615           86,386
VF Corp.                                                 1,141           38,760
-------------------------------------------------------------------------------
                                                                        196,478
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.23%
-------------------------------------------------------------------------------
CLARCOR Inc.                                               867           33,423
Dura Automotive Systems Inc./(1)/                        1,200           11,772
Ford Motor Company                                       9,807          107,779
General Motors Corp.                                     2,907          104,652
Navistar International Corp./(1)/                          643           20,981
PACCAR Inc.                                                805           54,386
-------------------------------------------------------------------------------
                                                                        332,993
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                 1,588           27,933
Dana Corp.                                               1,344           15,537
Delphi Corp.                                             3,260           28,134
Goodyear Tire & Rubber Co. (The)                         1,189            6,242
Modine Manufacturing Co.                                 1,200           23,244
Superior Industries International Inc.                     598           24,937
Visteon Corp.                                            1,754           12,050
-------------------------------------------------------------------------------
                                                                        138,077
-------------------------------------------------------------------------------

BANKS - 3.12%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          2,922           63,816
BancTrust Financial Group Inc.                             486            7,805
Bank of America Corp.                                    7,645          604,184
Bank of New York Co. Inc. (The)                          3,866          111,147
Bank One Corp.                                           5,748          213,711
BankUnited Financial Corp. Class A/(1)/                  1,399           28,190
Banner Corp.                                             1,280           26,227
BB&T Corp.                                               2,506           85,956
Cascade Bancorp                                            296            5,130
Century Bancorp Inc. Class A                                37            1,102
CFS Bancorp Inc.                                         2,765           38,986
Charter One Financial Inc.                               1,629           50,792
City Bank                                                  843           22,812
Coastal Financial Corp.                                    110            1,417
Comerica Inc.                                            1,161           53,986
Community Trust Bancorp Inc.                             1,525           39,863
Dime Community Bancshares                                1,802           45,861
Eastern Virginia Bankshares                                263            6,036
Farmers Capital Bank Corp.                                  69            2,205
Fifth Third Bancorp                                      2,612          149,772
First Citizens Banc Corp.                                  224            5,813
First Community Bancshares Inc.                            340           11,937
First Republic Bank/(1)/                                   702           18,673
First Sentinel Bancorp Inc.                              1,907           30,455
FirstFed Financial Corp./(1)/                              324           11,434
Flagstar Bancorp Inc.                                    1,939           47,409
FleetBoston Financial Corp.                              5,406          160,612
Gold Bancorp Inc.                                        1,950           20,494
Golden West Financial Corp.                                818           65,448
Heartland Financial USA Inc.                                39            1,256
Huntington Bancshares Inc.                               3,191           62,288
Investors Financial Services Corp.                         946           27,443
KeyCorp                                                  2,670           67,471
MAF Bancorp Inc.                                           986           36,551
Marshall & Ilsley Corp.                                  1,685           51,527
Mellon Financial Corp.                                   1,872           51,948
NASB Financial Inc.                                         47            1,363
National Bankshares Inc.                                    38            1,503
National City Corp.                                      3,303          108,041
NBT Bancorp Inc.                                         1,487           28,773
Northern States Financial Corp.                            239            6,862
Northern Trust Corp.                                     1,174           49,061
Northwest Bancorp Inc.                                   1,992           31,872
OceanFirst Financial Corp.                               1,618           39,528

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
Old Point Financial Corp.                                  153   $        4,484
PNC Financial Services Group                             1,474           71,946
Regions Financial Corp.                                  1,582           53,440
Republic Bancorp Inc.                                    2,215           29,725
Republic Bancorp Inc. Class A                            1,314           19,487
Republic Bancshares Inc.                                 1,372           34,314
Royal Bancshares of Pennsylvania Class A                 1,845           39,391
SoundView Technology Group Inc./(1)/                     1,647           16,666
SouthTrust Corp.                                         2,445           66,504
State Street Corp.                                       1,889           74,427
Sterling Bancorp (New York)                              1,209           33,719
Sterling Financial Corp. (Pennsylvania)                  1,165           27,086
SunTrust Banks Inc.                                      1,596           94,707
Synovus Financial Corp.                                  2,317           49,815
Texas Regional Bancshares Inc. Class A                     859           29,807
U.S. Bancorp                                            10,675          261,537
UMB Financial Corp.                                        481           20,394
Umpqua Holdings Corp.                                      362            6,874
United Community Financial Corp.                         1,950           18,018
United Security Bancshares Inc.                             22              994
USB Holding Co. Inc.                                     1,585           28,134
Wachovia Corp.                                           6,809          272,088
Washington Mutual Inc.                                   4,480          185,024
Wayne Bancorp Inc.                                         342           10,428
Wells Fargo & Company                                    8,686          437,774
West Coast Bancorp                                       2,656           48,339
Westamerica Bancorp                                        671           28,907
Zions Bancorporation                                       882           44,638
-------------------------------------------------------------------------------
                                                                      4,505,427
-------------------------------------------------------------------------------

BEVERAGES - 0.85%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            3,181          162,390
Brown-Forman Corp. Class B                                 492           38,681
Coca-Cola Co. (The)                                     11,877          551,212
Coca-Cola Enterprises Inc.                               3,105           56,356
National Beverage Corp./(1)/                             2,077           28,870
Pepsi Bottling Group Inc.                                1,841           36,857
PepsiCo Inc.                                             7,964          354,398
-------------------------------------------------------------------------------
                                                                      1,228,764
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.56%
-------------------------------------------------------------------------------
Acacia Research - CombiMatrix/(1)/                         676            1,636
Affymetrix Inc./(1)/                                       433            8,534
Amgen Inc./(1)/                                          6,253          415,449
Applera Corp. - Celera Genomics Group/(1)/               1,539           15,882
Biogen Inc./(1)/                                           810           30,780
Cambrex Corp.                                              147            3,384
Cephalon Inc./(1)/                                         377           15,517
Chiron Corp./(1)/                                        1,111           48,573
CryoLife Inc./(1)/                                         197            2,039
Genentech Inc./(1)/                                      1,167           84,164
Genzyme Corp. - General Division/(1)/                    1,248           52,166
Human Genome Sciences Inc./(1)/                          1,081           13,750
IDEC Pharmaceuticals Corp./(1)/                            723           24,582
Integra LifeSciences Holdings Corp./(1)/                   961           25,351
Invitrogen Corp./(1)/                                      224            8,595
Millennium Pharmaceuticals Inc./(1)/                     1,845           29,022
Nektar Therapeutics/(1)/                                   327            3,018
Protein Design Labs Inc./(1)/                              759           10,611
Regeneron Pharmaceuticals Inc./(1)/                        313            4,930
TECHNE Corp./(1)/                                          460           13,956
-------------------------------------------------------------------------------
                                                                        811,939
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.08%
-------------------------------------------------------------------------------
Masco Corp.                                              3,262           77,799
Mestek Inc./(1)/                                            69            1,242
Vulcan Materials Co.                                     1,042           38,627
-------------------------------------------------------------------------------
                                                                        117,668
-------------------------------------------------------------------------------

CHEMICALS - 0.57%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            1,369           56,950
Dow Chemical Co. (The)                                   5,023          155,512
Du Pont (E.t.) de Nemours and Co.                        5,404          225,023
Eastman Chemical Co.                                       679           21,504
Engelhard Corp.                                          1,845           45,701
Great Lakes Chemical Corp.                               1,400           28,560
Hercules Inc./(1)/                                       1,923           19,038
Monsanto Co.                                             1,650           35,706
OM Group Inc.                                              705           10,385
PPG Industries Inc.                                        972           49,319
Praxair Inc.                                               864           51,926
Rohm & Haas Co.                                          1,472           45,676
Sherwin-Williams Co. (The)                               1,504           40,428
Sigma-Aldrich Corp.                                        717           38,847
-------------------------------------------------------------------------------
                                                                        824,575
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.69%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                           1,217           75,162
Arbitron Inc./(1)/                                         816           29,131
Bankrate Inc./(1)/                                         632            7,660
Block (H & R) Inc.                                         849           36,719
Caremark Rx Inc./(1)/                                    1,443           37,056
CDI Corp./(1)/                                           1,012           26,272
Cendant Corp./(1)/                                       6,002          109,957
Coinstar Inc./(1)/                                         340            6,412
Concord EFS Inc./(1)/                                    2,980           43,866
Convergys Corp./(1)/                                     1,632           26,112
Corinthian Colleges Inc./(1)/                              593           28,802
Cornell Companies Inc./(1)/                              1,131           17,123
Corporate Executive Board Co. (The)/(1)/                   675           27,358
Donnelley (R.R.) & Sons Co.                              1,779           46,503
Dun & Bradstreet Corp./(1)/                                902           37,072

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
Ecolab Inc.                                              1,974   $       50,534
Electro Rent Corp./(1)/                                  1,399           15,081
Equifax Inc.                                             1,388           36,088
First Consulting Group Inc./(1)/                         1,093            5,104
GSI Commerce Inc./(1)/                                     179            1,196
Hudson Highland Group Inc./(1)/                             97            1,844
Insurance Auto Auctions Inc./(1)/                        1,490           18,714
InterActiveCorp/(1)/                                       740           29,282
iPayment Holdings Inc./(1)/                                102            2,435
ITT Educational Services Inc./(1)/                         762           22,288
McKesson Corp.                                           1,827           65,297
Medical Staffing Network Holdings Inc./(1)/                499            3,493
Midas Inc./(1)/                                            439            5,321
Monster Worldwide Inc./(1)/                              1,300           25,649
Moody's Corp.                                            1,041           54,871
Paychex Inc.                                             2,092           61,317
Petroleum Helicopters Inc./(1)/                            461           14,545
SM&A/(1)/                                                  482            5,447
Wackenhut Corrections Corp./(1)/                         1,850           25,363
-------------------------------------------------------------------------------
                                                                        999,074
-------------------------------------------------------------------------------

COMPUTERS - 2.08%
-------------------------------------------------------------------------------
Advent Software Inc./(1)/                                  165            2,790
Affiliated Computer Services Inc.
 Class A/(1)/                                              707           32,331
Apple Computer Inc./(1)/                                 2,379           45,486
Black Box Corp.                                            500           18,100
Brocade Communications Systems Inc./(1)/                 2,500           14,725
CCC Information Services Group Inc./(1)/                   558            8,091
Cisco Systems Inc./(1)/                                 33,202          554,141
Computer Sciences Corp./(1)/                             1,153           43,952
Datastream Systems Inc./(1)/                               721            7,635
Dell Computer Corp./(1)/                                12,265          391,989
Drexler Technology Corp./(1)/                               82            1,271
DST Systems Inc./(1)/                                      972           36,936
Electronic Data Systems Corp.                            2,314           49,635
EMC Corp./(1)/                                          12,393          129,755
Enterasys Networks Inc./(1)/                             2,404            7,284
Extreme Networks Inc./(1)/                               1,681            8,909
FactSet Research Systems Inc.                              668           29,425
Gateway Inc./(1)/                                        1,301            4,749
Hewlett-Packard Co.                                     15,748          335,432
International Business Machines Corp.                    7,945          655,462
Internet Security Systems Inc./(1)/                        413            5,984
Interwoven Inc./(1)/                                     4,893           10,862
Juniper Networks Inc./(1)/                               2,261           27,969
Keynote Systems Inc./(1)/                                1,490           15,615
Lexmark International Inc./(1)/                            633           44,797
Manhattan Associates Inc./(1)/                             363            9,427
Maxtor Corp./(1)/                                        1,513           11,363
McDATA Corp. Class A/(1)/                                1,701           24,954
Mindspeed Technologies Inc./(1)/                         2,029            5,477
NCR Corp./(1)/                                             743           19,036
Network Appliance Inc./(1)/                              2,331           37,786
Nuance Communications Inc./(1)/                            527            2,846
Palm Inc./(1)/                                           1,521           24,747
Pegasus Solutions Inc./(1)/                              1,193           19,386
Planar Systems Inc./(1)/                                    49              958
Rainbow Technologies Inc./(1)/                              42              353
Red Hat Inc./(1)/                                        1,823           13,800
Safeguard Scientifics Inc./(1)/                          3,696            9,979
SanDisk Corp./(1)/                                         601           24,250
Sapient Corp./(1)/                                       5,542           15,351
ScanSource Inc./(1)/                                        42            1,123
Seagate Technology Inc./(2)/                             1,574               --
Storage Technology Corp./(1)/                              373            9,601
Sun Microsystems Inc./(1)/                              17,244           79,322
SunGard Data Systems Inc./(1)/                           2,053           53,193
Synopsys Inc./(1)/                                         572           35,378
Take-Two Interactive Software Inc./(1)/                    828           23,466
Turnstone Systems Inc./(1)/                                424            1,064
Unisys Corp./(1)/                                        1,931           23,713
VeriSign Inc./(1)/                                         129            1,784
Veritas Software Corp./(1)/                              2,350           67,374
Western Digital Corp./(1)/                               1,464           15,079
-------------------------------------------------------------------------------
                                                                      3,014,135
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.81%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 669           34,186
Avon Products Inc.                                       1,228           76,382
Colgate-Palmolive Co.                                    2,395          138,790
Estee Lauder Companies Inc. Class A                        807           27,059
Gillette Co. (The)                                       4,666          148,659
International Flavors & Fragrances Inc.                  1,008           32,185
Kimberly-Clark Corp.                                     2,381          124,145
Procter & Gamble Co.                                     6,625          590,817
-------------------------------------------------------------------------------
                                                                      1,172,223
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.14%
-------------------------------------------------------------------------------
Advanced Energy Industries Inc./(1)/                       215            3,064
CDW Corp./(1)/                                             557           25,511
Costco Wholesale Corp./(1)/                              2,559           93,659
Genuine Parts Co.                                        1,458           46,671
Grainger (W.W.) Inc.                                       760           35,538
-------------------------------------------------------------------------------
                                                                        204,443
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.16%
-------------------------------------------------------------------------------
American Express Co.                                     5,867          245,299
American International Group Inc.                       13,958          770,202
Bear Stearns Companies Inc. (The)                          618           44,756
Capital One Financial Corp.                              1,257           61,819

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.                2,823   $       53,665
Citigroup Inc.                                          27,402        1,172,806
Citigroup Inc. Warrants
 (Expires 12/31/50)/(1)/                                   500              510
Countrywide Financial Corp.                                808           56,213
Digital Insight Corp./(1)/                                 997           18,993
DVI Inc./(1)/                                              132              616
Fannie Mae                                               4,524          305,099
Federal Agricultural Mortgage Corp./(1)/                    45            1,006
Federated Investors Inc. Class B                           387           10,612
Financial Federal Corp./(1)/                                57            1,391
Forrester Research Inc./(1)/                             1,200           19,632
Franklin Resources Inc.                                  1,651           64,505
Freddie Mac                                              3,552          180,335
Goldman Sachs Group Inc. (The)                           2,441          204,434
Investment Technology Group Inc./(1)/                      168            3,125
Janus Capital Group Inc.                                 2,282           37,425
Jeffries Group Inc.                                        805           40,081
JP Morgan Chase & Co.                                   10,054          343,646
Lehman Brothers Holdings Inc.                            1,257           83,565
MBNA Corp.                                               6,933          144,484
Merrill Lynch & Co. Inc.                                 4,521          211,040
Morgan Stanley                                           5,624          240,426
Providian Financial Corp./(1)/                           1,066            9,871
Schwab (Charles) Corp. (The)                             7,658           77,269
Seacoast Financial Services Corp.                        1,937           38,353
SLM Corp.                                                2,211           86,605
T. Rowe Price Group Inc.                                 1,244           46,961
-------------------------------------------------------------------------------
                                                                      4,574,744
-------------------------------------------------------------------------------

ELECTRIC - 1.03%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     3,144           19,964
Allegheny Energy Inc.                                    2,098           17,728
Ameren Corp.                                               947           41,763
American Electric Power Co. Inc.                         1,425           42,508
Avista Corp.                                               950           13,442
Black Hills Corp.                                        1,259           38,651
Calpine Corp./(1)/                                       1,148            7,577
CenterPoint Energy Inc.                                  3,123           25,452
CH Energy Group Inc.                                       945           42,525
Cinergy Corp.                                            1,322           48,636
CMS Energy Corp.                                         2,109           17,083
Consolidated Edison Inc.                                 1,138           49,253
Constellation Energy Group Inc.                          1,397           47,917
Dominion Resources Inc.                                  1,472           94,605
DTE Energy Co.                                           1,089           42,079
Duke Energy Corp.                                        4,752           94,802
Edison International/(1)/                                1,500           24,645
Entergy Corp.                                            1,402           73,998
Exelon Corp.                                             1,853          110,828
FirstEnergy Corp.                                        1,760           67,672
FPL Group Inc.                                           1,004           67,117
NiSource Inc.                                            1,981           37,639
PG&E Corp./(1)/                                          2,250           47,588
Pinnacle West Capital Corp.                                768           28,762
PNM Resources Inc.                                         887           23,727
PPL Corp.                                                1,309           56,287
Progress Energy Inc.                                     1,216           53,382
Public Service Enterprise Group Inc.                       953           40,264
Southern Company                                         4,238          132,056
Texas Genco Holdings Inc.                                  156            3,627
TXU Corp.                                                1,471           33,024
Xcel Energy Inc.                                         2,850           42,864
-------------------------------------------------------------------------------
                                                                      1,487,465
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.04%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     1,882           29,340
Molex Inc.                                               1,290           34,817
-------------------------------------------------------------------------------
                                                                         64,157
-------------------------------------------------------------------------------

ELECTRONICS - 0.42%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           2,745           53,665
Applera Corp. - Applied Biosystems Group                 1,727           32,865
ATMI Inc./(1)/                                             323            8,065
Cymer Inc./(1)/                                            340           10,730
DuPont Photomasks Inc./(1)/                                220            4,143
Electro Scientific Industries Inc./(1)/                    362            5,488
Energy Conversion Devices Inc./(1)/                        897            8,163
Exar Corp./(1)/                                            383            6,063
Fairchild Semiconductor International Inc.
 Class A/(1)/                                              427            5,461
General Cable Corp.                                        851            4,595
Hutchinson Technology Inc./(1)/                            584           19,208
II-VI Inc./(1)/                                          1,136           26,219
InVision Technologies Inc./(1)/                            500           12,425
Jabil Circuit Inc./(1)/                                  1,714           37,879
Johnson Controls Inc.                                      546           46,738
Keithley Instruments Inc.                                  863           12,470
Parker Hannifin Corp.                                      813           34,138
PerkinElmer Inc.                                         1,596           22,041
Photon Dynamics Inc./(1)/                                  557           15,390
Photronics Inc./(1)/                                       944           16,473
Power Integrations Inc./(1)/                               324            7,880
Sanmina-SCI Corp./(1)/                                   2,897           18,280
Solectron Corp./(1)/                                     4,651           17,395
Symbol Technologies Inc.                                 2,463           32,044
Tektronix Inc./(1)/                                      1,223           26,417
Thermo Electron Corp./(1)/                               1,699           35,713
Trimble Navigation Ltd./(1)/                               915           20,981
Triumph Group Inc./(1)/                                    510           14,367
Valence Technology Inc./(1)/                             1,983            5,929
Waters Corp./(1)/                                        1,000           29,130
Woodward Governor Co.                                      406           17,458
Zoran Corp./(1)/                                           313            6,013
-------------------------------------------------------------------------------
                                                                        613,826
-------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ENERGY & RELATED - 0.01%
-------------------------------------------------------------------------------
Headwaters Inc./(1)/                                     1,150   $       16,894
-------------------------------------------------------------------------------
                                                                         16,894
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                              1,029           34,616
-------------------------------------------------------------------------------
                                                                         34,616
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.11%
-------------------------------------------------------------------------------
Alliance Gaming Corp./(1)/                               1,516           28,668
Churchill Downs Inc.                                       551           21,109
Expedia Inc./(1)/                                          333           25,435
International Game Technology Inc./(1)/                    476           48,709
Macrovision Corp./(1)/                                     475            9,462
Martha Stewart Living Omnimedia Inc. Class A/(1)/          454            4,263
Steinway Musical Instruments Inc./(1)/                   1,063           16,370
-------------------------------------------------------------------------------
                                                                        154,016
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.07%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        1,483           14,904
Waste Connections Inc./(1)/                                559           19,593
Waste Management Inc.                                    2,704           65,139
-------------------------------------------------------------------------------
                                                                         99,636
-------------------------------------------------------------------------------

FOOD - 0.74%
-------------------------------------------------------------------------------
Albertson's Inc.                                         2,203           42,298
Archer-Daniels-Midland Co.                               3,612           46,486
Campbell Soup Co.                                        2,136           52,332
ConAgra Foods Inc.                                       3,297           77,809
Del Monte Foods Co./(1)/                                   767            6,780
General Mills Inc.                                       1,624           76,994
Great Atlantic & Pacific Tea Co./(1)/                      438            3,854
Heinz (H.J.) Co.                                         1,649           54,384
Hershey Foods Corp.                                        628           43,746
IHOP Corp.                                               1,233           38,926
J&J Snack Foods Corp./(1)/                                 737           23,311
Kellogg Co.                                              2,062           70,871
Kroger Co./(1)/                                          4,265           71,140
Nash Finch Co.                                             726           12,088
P.F. Chang's China Bistro Inc./(1)/                        782           38,482
Safeway Inc./(1)/                                        2,290           46,853
Sanderson Farms Inc.                                     1,313           36,895
Sara Lee Corp.                                           3,823           71,911
SUPERVALU Inc.                                           1,524           32,492
Sysco Corp.                                              3,479          104,509
Tootsie Roll Industries Inc.                               689           21,008
Winn-Dixie Stores Inc.                                   1,891           23,278
Wrigley (William Jr.) Co.                                1,230           69,163
-------------------------------------------------------------------------------
                                                                      1,065,610
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.20%
-------------------------------------------------------------------------------
Georgia-Pacific Corp.                                    2,012           38,127
International Paper Co.                                  2,712           96,900
Louisiana-Pacific Corp./(1)/                             2,104           22,807
MeadWestvaco Corp.                                       1,967           48,585
Weyerhaeuser Co.                                         1,420           76,680
-------------------------------------------------------------------------------
                                                                        283,099
-------------------------------------------------------------------------------

GAS - 0.08%
-------------------------------------------------------------------------------
Peoples Energy Corp.                                     1,052           45,120
Sempra Energy                                            1,459           41,625
Southwestern Energy Co./(1)/                             2,100           31,521
-------------------------------------------------------------------------------
                                                                        118,266
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.15%
-------------------------------------------------------------------------------
Baldor Electric Co.                                        908           18,705
Black & Decker Corp.                                       636           27,634
Emerson Electric Co.                                     1,995          101,945
Kennametal Inc.                                            876           29,644
SPX Corp./(1)/                                             296           13,042
Stanley Works (The)                                        756           20,866
-------------------------------------------------------------------------------
                                                                        211,836
-------------------------------------------------------------------------------

HEALTH CARE - 1.81%
-------------------------------------------------------------------------------
Aetna Inc.                                                 843           50,749
Anthem Inc./(1)/                                         1,322          101,992
Bausch & Lomb Inc.                                         670           25,125
Baxter International Inc.                                2,804           72,904
Becton, Dickinson & Co.                                  1,872           72,727
Biomet Inc.                                              1,863           53,394
Boston Scientific Corp./(1)/                             2,242          136,986
Cerner Corp./(1)/                                          418            9,593
Cerus Corp./(1)/                                           291            2,191
Cobalt Corp./(1)/                                        1,475           30,311
Enzon Pharmaceuticals Inc./(1)/                            347            4,344
Express Scripts Inc./(1)/                                  484           33,067
Guidant Corp.                                            1,548           68,716
HCA Inc.                                                 3,243          103,906
Invacare Corp.                                             992           32,736
Johnson & Johnson                                       15,237          787,753
Laboratory Corp. of America Holdings/(1)/                  900           27,135
Medtronic Inc.                                           6,011          288,348
Micro Therapeutics Inc./(1)/                             1,072            4,545
Oxford Health Plans Inc./(1)/                            1,062           44,636
Quest Diagnostics Inc./(1)/                                944           60,227
ResMed Inc./(1)/                                           641           25,127
Respironics Inc./(1)/                                      744           27,915
St. Jude Medical Inc./(1)/                               1,070           61,525
Stryker Corp.                                            1,129           78,319
Tenet Healthcare Corp./(1)/                              3,150           36,698
Triad Hospitals Inc./(1)/                                1,116           27,699
UnitedHealth Group Inc.                                  3,354          168,539

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HEALTH CARE (Continued)
-------------------------------------------------------------------------------
Vital Images Inc./(1)/                                     664   $       12,271
WellPoint Health Networks Inc./(1)/                      1,202          101,329
Zimmer Holdings Inc./(1)/                                1,387           62,484
-------------------------------------------------------------------------------
                                                                      2,613,291
-------------------------------------------------------------------------------

HOME BUILDERS - 0.05%
-------------------------------------------------------------------------------
Centex Corp.                                               462           35,939
Champion Enterprises Inc./(1)/                             627            3,248
Standard-Pacific Corp.                                   1,012           33,558
-------------------------------------------------------------------------------
                                                                         72,745
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.09%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                     2,306           47,273
Libbey Inc.                                                769           17,456
Maytag Corp.                                               831           20,293
Oneida Ltd.                                                242            1,634
Whirlpool Corp.                                            610           38,857
-------------------------------------------------------------------------------
                                                                        125,513
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.13%
-------------------------------------------------------------------------------
Avery Dennison Corp.                                       753           37,801
Clorox Co.                                               1,211           51,649
Fortune Brands Inc.                                      1,017           53,087
Newell Rubbermaid Inc.                                   1,604           44,912
-------------------------------------------------------------------------------
                                                                        187,449
-------------------------------------------------------------------------------

INSURANCE - 1.12%
-------------------------------------------------------------------------------
ACE Ltd.                                                 1,644           56,373
AFLAC Inc.                                               3,152           96,924
Allmerica Financial Corp./(1)/                             271            4,875
Allstate Corp. (The)                                     3,698          131,834
Ambac Financial Group Inc.                                 652           43,195
AON Corp.                                                1,805           43,464
Chubb Corp.                                                734           44,040
CIGNA Corp.                                                703           32,999
Cincinnati Financial Corp.                               1,354           50,220
Hancock (John) Financial Services Inc.                   1,851           56,881
Hartford Financial Services Group Inc.                   1,254           63,151
Hilb, Rogal & Hamilton Co.                                 684           23,283
Jefferson-Pilot Corp.                                      999           41,419
Kansas City Life Insurance Co.                             295           12,638
Lincoln National Corp.                                     948           33,777
Loews Corp.                                              1,038           49,087
Marsh & McLennan Companies Inc.                          2,383          121,700
MBIA Inc.                                                  761           37,099
MetLife Inc.                                             3,756          106,370
MGIC Investment Corp.                                      574           26,771
PICO Holdings Inc./(1)/                                  1,017           13,221
Principal Financial Group Inc.                           2,317           74,723
ProAssurance Corp./(1)/                                    722           19,487
Progressive Corp. (The)                                  1,110           81,141
Prudential Financial Inc.                                3,044          102,431
SAFECO Corp.                                             1,091           38,490
St. Paul Companies Inc.                                  1,091           39,832
Travelers Property Casualty Corp. Class B                5,381           84,858
UNUMProvident Corp.                                      1,961           26,297
XL Capital Ltd. Class A                                    762           63,246
-------------------------------------------------------------------------------
                                                                      1,619,826
-------------------------------------------------------------------------------

IRON / STEEL - 0.04%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                              3,391           22,381
Carpenter Technology Corp.                                 150            2,340
Cleveland-Cliffs Inc./(1)/                                 454            8,104
Nucor Corp.                                                157            7,669
United States Steel Corp.                                1,278           20,921
-------------------------------------------------------------------------------
                                                                         61,415
-------------------------------------------------------------------------------

LEISURE TIME - 0.07%
-------------------------------------------------------------------------------
Brunswick Corp.                                            875           21,893
Harley-Davidson Inc.                                     1,437           57,279
Nautilus Group Inc. (The)                                  133            1,649
Sabre Holdings Corp.                                     1,005           24,773
-------------------------------------------------------------------------------
                                                                        105,594
-------------------------------------------------------------------------------

LODGING - 0.11%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                           838           33,721
Hilton Hotels Corp.                                      3,594           45,967
Marriott International Inc. Class A                      1,428           54,864
Starwood Hotels & Resorts Worldwide Inc.                   781           22,329
-------------------------------------------------------------------------------
                                                                        156,881
-------------------------------------------------------------------------------

MACHINERY - 0.28%
-------------------------------------------------------------------------------
Caterpillar Inc.                                         1,715           95,457
Cummins Inc.                                               589           21,139
Deere & Co.                                              1,344           61,421
Dover Corp.                                              1,399           41,914
Flowserve Corp./(1)/                                       555           10,917
Gardner Denver Inc./(1)/                                   235            4,808
Ingersoll-Rand Co. Class A                               1,223           57,872
Manitowoc Co. Inc. (The)                                   381            8,496
NACCO Industries Inc.                                      287           16,916
Robbins & Myers Inc.                                       588           10,878
Rockwell Automation Inc.                                 1,923           45,844
Terex Corp./(1)/                                         1,198           23,385
-------------------------------------------------------------------------------
                                                                        399,047
-------------------------------------------------------------------------------

MANUFACTURERS - 1.65%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                     580           23,954
Danaher Corp.                                              878           59,748
Eastman Kodak Co.                                        1,654           45,237

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MANUFACTURERS (Continued)
-------------------------------------------------------------------------------
Eaton Corp.                                                497   $       39,069
FMC Corp./(1)/                                             642           14,528
General Electric Co.                                    50,363        1,444,411
Honeywell International Inc.                             4,403          118,221
Illinois Tool Works Inc.                                 1,517           99,894
ITT Industries Inc.                                        667           43,662
Pall Corp.                                               1,949           43,853
Textron Inc.                                               910           35,508
3M Co.                                                   1,781          229,713
Tyco International Ltd.                                 10,103          191,755
-------------------------------------------------------------------------------
                                                                      2,389,553
-------------------------------------------------------------------------------

MANUFACTURING - 0.02%
-------------------------------------------------------------------------------
Kaydon Corp.                                             1,109           23,067
-------------------------------------------------------------------------------
                                                                         23,067
-------------------------------------------------------------------------------

MEDIA - 1.63%
-------------------------------------------------------------------------------
Acacia Research Corp. - Acacia
 Technologies Group/(1)/                                 1,212            1,467
AOL Time Warner Inc./(1)/                               23,326          375,315
Banta Corp.                                              1,196           38,715
Clear Channel Communications Inc./(1)/                   3,252          137,852
Comcast Corp. Class A/(1)/                              19,105          576,589
Gannett Co. Inc.                                         1,633          125,431
Insight Communications Co. Inc./(1)/                     1,400           18,452
Knight Ridder Inc.                                         838           57,763
Liberty Media Corp. Class A/(1)/                         4,926           56,945
Lin TV Corp. Class A/(1)/                                  700           16,485
LodgeNet Entertainment Corp./(1)/                          851            9,318
McGraw-Hill Companies Inc. (The)                         1,187           73,594
Meredith Corp.                                             953           41,932
New York Times Co. Class A                                 768           34,944
Pegasus Communications Corp./(1)/                          134            3,964
Spanish Broadcasting System Inc. Class A/(1)/            1,399           11,402
Tribune Co.                                              2,116          102,203
Univision Communications Inc. Class A/(1)/               1,352           41,101
Viacom Inc. Class B/(1)/                                 9,305          406,256
Walt Disney Co. (The)                                   10,597          209,291
Young Broadcasting Inc. Class A/(1)/                     1,100           23,243
-------------------------------------------------------------------------------
                                                                      2,362,262
-------------------------------------------------------------------------------

MINING - 0.18%
-------------------------------------------------------------------------------
Alcoa Inc.                                               5,091          129,821
Brush Engineered Materials Inc./(1)/                       308            2,572
Newmont Mining Corp.                                     2,725           88,454
Phelps Dodge Corp./(1)/                                    750           28,755
Stillwater Mining Co./(1)/                               2,100           10,794
-------------------------------------------------------------------------------
                                                                        260,396
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.11%
-------------------------------------------------------------------------------
Global Imaging Systems Inc./(1)/                           666           15,425
HON Industries Inc.                                      1,139           34,740
Pitney Bowes Inc.                                        1,478           56,770
Xerox Corp./(1)/                                         4,803           50,864
-------------------------------------------------------------------------------
                                                                        157,799
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.88%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                         434           21,344
Anadarko Petroleum Corp.                                 1,371           60,968
Apache Corp.                                               996           64,800
Atwood Oceanics Inc./(1)/                                  494           13,412
Burlington Resources Inc.                                1,200           64,884
Cabot Oil & Gas Corp.                                    1,059           29,239
ChevronTexaco Corp.                                      5,266          380,205
ConocoPhillips                                           3,099          169,825
Devon Energy Corp.                                         984           52,546
EOG Resources Inc.                                         984           41,171
Evergreen Resources Inc./(1)/                              196           10,645
Exxon Mobil Corp.                                       36,065        1,295,094
Forest Oil Corp./(1)/                                      791           19,870
Hanover Compressor Co./(1)/                              1,200           13,560
Kerr-McGee Corp.                                           519           23,251
Kinder Morgan Inc.                                         843           46,070
Marathon Oil Corp.                                       1,865           49,143
Nabors Industries Ltd./(1)/                                971           38,403
Noble Corp./(1)/                                           871           29,875
Nuevo Energy Co./(1)/                                    1,000           17,450
Occidental Petroleum Corp.                               2,313           77,601
Penn Virginia Corp.                                        374           16,082
Plains Exploration & Production Co./(1)/                   214            2,313
Remington Oil & Gas Corp./(1)/                             998           18,343
Rowan Companies Inc./(1)/                                1,475           33,040
SEACOR SMIT Inc./(1)/                                      548           19,997
Spinnaker Exploration Co./(1)/                             438           11,476
Stone Energy Corp./(1)/                                    398           16,684
Transocean Inc./(1)/                                     1,748           38,404
Unocal Corp.                                             1,600           45,904
-------------------------------------------------------------------------------
                                                                      2,721,599
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.25%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        1,806           60,627
CARBO Ceramics Inc.                                        371           13,820
FMC Technologies Inc./(1)/                               1,215           25,576
Halliburton Co.                                          2,703           62,169
Schlumberger Ltd.                                        2,580          122,731
Smith International Inc./(1)/                            1,256           46,145
Veritas DGC Inc./(1)/                                    2,400           27,600
-------------------------------------------------------------------------------
                                                                        358,668
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.03%
-------------------------------------------------------------------------------
Crown Holdings Inc./(1)/                                 1,886           13,466

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS (Continued)
-------------------------------------------------------------------------------
Sealed Air Corp./(1)/                                      563   $       26,833
-------------------------------------------------------------------------------
                                                                         40,299
-------------------------------------------------------------------------------

PHARMACEUTICALS - 2.93%
-------------------------------------------------------------------------------
Abbott Laboratories                                      7,171          313,803
Abgenix Inc./(1)/                                        2,206           23,141
Advanced Medical Optics Inc./(1)/                          827           14,100
Allergan Inc.                                              757           58,365
AmerisourceBergen Corp.                                    724           50,209
Amylin Pharmaceuticals Inc./(1)/                           638           13,966
Andrx Group/(1)/                                           399            7,940
Aphton Corp./(1)/                                          127            1,046
Bristol-Myers Squibb Co.                                 8,659          235,092
Cardinal Health Inc.                                     2,056          132,201
Celgene Corp./(1)/                                         961           29,214
Columbia Laboratories Inc./(1)/                          1,356           15,255
CV Therapeutics Inc./(1)/                                  368           10,915
Discovery Laboratories Inc./(1)/                           942            6,048
Forest Laboratories Inc./(1)/                            1,792           98,112
Geron Corp./(1)/                                         1,178            8,670
Gilead Sciences Inc./(1)/                                1,081           60,082
ICN Pharmaceuticals Inc.                                   359            6,017
ImClone Systems Inc./(1)/                                  506           16,000
InterMune Inc./(1)/                                        245            3,947
IVAX Corp./(1)/                                            962           17,172
King Pharmaceuticals Inc./(1)/                           1,753           25,874
Lilly (Eli) & Co.                                        5,251          362,161
Medarex Inc./(1)/                                        1,566           10,320
MedImmune Inc./(1)/                                      1,304           47,426
Merck & Co. Inc.                                        11,317          685,244
MGI Pharma Inc./(1)/                                     1,024           26,245
Mylan Laboratories Inc.                                  1,011           35,152
Neurocrine Biosciences Inc./(1)/                           457           22,823
NPS Pharmaceuticals Inc./(1)/                              324            7,886
OSI Pharmaceuticals Inc./(1)/                              427           13,754
Penwest Pharmaceuticals Co./(1)/                         1,366           33,289
Pfizer Inc.                                             40,380        1,378,977
Schering-Plough Corp.                                    6,395          118,947
Sepracor Inc./(1)/                                         925           16,678
SICOR Inc./(1)/                                            512           10,414
Watson Pharmaceuticals Inc./(1)/                           870           35,122
Wyeth                                                    6,334          288,514
-------------------------------------------------------------------------------
                                                                      4,240,121
-------------------------------------------------------------------------------

PIPELINES - 0.04%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      1,135            4,767
El Paso Corp.                                            3,735           30,179
Williams Companies Inc.                                  3,009           23,771
-------------------------------------------------------------------------------
                                                                         58,717
-------------------------------------------------------------------------------

REAL ESTATE - 0.02%
-------------------------------------------------------------------------------
LNR Property Corp.                                         660           24,684
-------------------------------------------------------------------------------
                                                                         24,684
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.38%
-------------------------------------------------------------------------------
Alexandria Real Estate Equities Inc.                     1,393           62,685
Capital Automotive                                         215            6,018
Capstead Mortgage Corp.                                    925           10,425
Chelsea Property Group Inc.                              2,156           86,908
Correctional Properties Trust                            2,808           78,624
Crown American Realty Trust                              4,734           50,843
Equity Office Properties Trust                           1,963           53,021
Friedman, Billings, Ramsey Group, Inc. Class A           1,178           15,785
Koger Equity Inc.                                        3,927           67,662
Mid-America Apartment Communities Inc.                   1,750           47,268
Parkway Properties Inc.                                    953           40,074
Winston Hotels Inc.                                      4,230           34,559
-------------------------------------------------------------------------------
                                                                        553,872
-------------------------------------------------------------------------------

RETAIL - 2.72%
-------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                       778           22,103
Amazon.com Inc./(1)/                                     1,443           52,655
AutoZone Inc./(1)/                                         604           45,886
Bed Bath & Beyond Inc./(1)/                              1,772           68,771
Best Buy Co. Inc./(1)/                                   1,675           73,566
BJ's Wholesale Club Inc./(1)/                            1,236           18,614
CarMax Inc./(1)/                                           634           19,115
Cato Corp. Class A                                         890           18,761
Charming Shoppes Inc./(1)/                               2,916           14,493
Christopher & Banks Corp./(1)/                              55            2,034
Circuit City Stores Inc.                                 2,021           17,785
Coach Inc./(1)/                                            549           27,307
CVS Corp.                                                2,442           68,449
Darden Restaurants Inc.                                  1,531           29,058
Deb Shops Inc.                                             805           15,134
Dillards Inc. Class A                                      675            9,092
Dollar General Corp.                                     2,203           40,227
Dollar Tree Stores Inc./(1)/                             1,104           35,030
Duane Reade Inc./(1)/                                      482            7,110
eBay Inc./(1)/                                           1,473          153,457
Family Dollar Stores Inc.                                1,109           42,308
Federated Department Stores Inc.                         1,128           41,567
Footstar Inc./(1)/                                       1,129           14,677
Fred's Inc.                                                762           28,331
Gap Inc. (The)                                           4,517           84,739
Guitar Center Inc./(1)/                                    832           24,128
Home Depot Inc.                                         12,686          420,160
Kohls Corp./(1)/                                         1,463           75,169
Limited Brands Inc.                                      3,187           49,399
Linens 'N Things Inc./(1)/                                 888           20,966
Lithia Motors Inc. Class A/(1)/                            257            4,156
Longs Drug Stores Corp.                                    119            1,975

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

RETAIL (Continued)
-------------------------------------------------------------------------------
Lowe's Companies Inc.                                    3,523   $      151,313
May Department Stores Co. (The)                          1,624           36,150
McDonald's Corp.                                         6,796          149,920
Men's Wearhouse Inc. (The)/(1)/                          1,023           22,353
Michaels Stores Inc./(1)/                                  688           26,185
Nordstrom Inc.                                           1,444           28,187
Office Depot Inc./(1)/                                   2,674           38,800
Outback Steakhouse Inc.                                    727           28,353
Payless ShoeSource Inc./(1)/                             1,164           14,550
Penney (J.C.) Co. Inc. (Holding Co.)                     1,407           23,708
Priceline.com Inc./(1)/                                    221            4,956
RadioShack Corp.                                         1,264           33,256
Sears, Roebuck and Co.                                   1,877           63,142
Sonic Automotive Inc./(1)/                                 248            5,434
Sports Resorts International Inc./(1)/                   1,057            5,137
Staples Inc./(1)/                                        2,933           53,821
Starbucks Corp./(1)/                                     2,337           57,303
Target Corp.                                             3,920          148,333
Tiffany & Co.                                            1,187           38,791
TJX Companies Inc.                                       3,014           56,784
Toys R Us Inc./(1)/                                      1,570           19,028
Tweeter Home Entertainment Group Inc./(1)/               1,227           10,650
Walgreen Co.                                             4,980          149,898
Wal-Mart Stores Inc.                                    21,274        1,141,776
Wendy's International Inc.                               1,052           30,476
Whitehall Jewellers Inc./(1)/                              511            4,635
Yum! Brands Inc./(1)/                                    1,721           50,873
-------------------------------------------------------------------------------
                                                                      3,940,034
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.21%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         2,927           18,762
Agere Systems Inc. Class B/(1)/                         13,168           30,286
Altera Corp./(1)/                                        2,119           34,752
Analog Devices Inc./(1)/                                 1,661           57,836
Applied Materials Inc./(1)/                              7,156          113,494
Applied Micro Circuits Corp./(1)/                        1,587            9,601
Atmel Corp./(1)/                                         2,729            6,904
Broadcom Corp. Class A/(1)/                              1,764           43,941
Brooks Automation Inc./(1)/                                772            8,754
Conexant Systems Inc./(1)/                               6,086           24,953
Credence Systems Corp./(1)/                              1,690           14,314
Cree Inc./(1)/                                           1,164           18,950
GlobeSpanVirata Inc./(1)/                                  883            7,285
Integrated Circuit Systems Inc./(1)/                       572           17,978
Integrated Device Technology Inc./(1)/                   1,040           11,492
Intel Corp.                                             31,160          647,629
International Rectifier Corp./(1)/                         432           11,586
Intersil Corp. Class A/(1)/                                392           10,431
KLA-Tencor Corp./(1)/                                    1,033           48,024
Lam Research Corp./(1)/                                    727           13,239
Lattice Semiconductor Corp./(1)/                           168            1,383
Linear Technology Corp.                                  1,357           43,709
LSI Logic Corp./(1)/                                     2,669           18,897
Maxim Integrated Products Inc.                           1,583           54,123
Microchip Technology Inc.                                1,250           30,788
Micron Technology Inc./(1)/                              3,677           42,764
Mykrolis Corp./(1)/                                      1,254           12,728
National Semiconductor Corp./(1)/                        1,236           24,374
Novellus Systems Inc./(1)/                                 944           34,570
NVIDIA Corp./(1)/                                        1,121           25,794
ON Semiconductor Corp./(1)/                              7,536           20,347
QLogic Corp./(1)/                                          615           29,723
Rambus Inc./(1)/                                           854           14,151
Silicon Laboratories Inc./(1)/                             325            8,658
Skyworks Solutions Inc./(1)/                               644            4,360
Teradyne Inc./(1)/                                       1,579           27,332
Texas Instruments Inc.                                   9,073          159,685
TriQuint Semiconductor Inc./(1)/                         1,500            6,240
Vitesse Semiconductor Corp./(1)/                         1,114            5,481
Xilinx Inc./(1)/                                         1,595           40,369
-------------------------------------------------------------------------------
                                                                      1,755,687
-------------------------------------------------------------------------------

SOFTWARE - 1.91%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       1,295           41,531
Akamai Technologies Inc./(1)/                            2,269           10,846
Ariba Inc./(1)/                                            593            1,761
Automatic Data Processing Inc.                           2,904           98,329
BEA Systems Inc./(1)/                                    2,610           28,345
BMC Software Inc./(1)/                                   1,768           28,871
Borland Software Corp./(1)/                                657            6,419
Cadence Design Systems Inc./(1)/                         1,943           23,433
Certegy Inc./(1)/                                          887           24,614
CheckFree Corp./(1)/                                       390           10,858
Citrix Systems Inc./(1)/                                 1,283           26,122
Computer Associates International Inc.                   3,370           75,084
Compuware Corp./(1)/                                     3,070           17,714
EarthLink Inc./(1)/                                        565            4,458
Edwards (J.D.) & Co./(1)/                                  791           11,335
Electronic Arts Inc./(1)/                                  707           52,311
eUniverse Inc./(1)/(2)/                                  4,525           16,381
First Data Corp.                                         3,632          150,510
Fiserv Inc./(1)/                                         1,321           47,041
IMPAC Medical Systems Inc./(1)/                            134            2,798
IMS Health Inc.                                          1,893           34,055
Inter-Tel Inc.                                             788           16,721
Intuit Inc./(1)/                                         1,159           51,610
Macromedia Inc./(1)/                                        69            1,452
Mercury Interactive Corp./(1)/                             625           24,131
Microsoft Corp.                                         51,255        1,312,641
NetIQ Corp./(1)/                                           489            7,560
Network Associates Inc./(1)/                             1,298           16,459
NIC Inc./(1)/                                            3,561           10,398
Novell Inc./(1)/                                         2,488            7,663
Oracle Corp./(1)/                                       25,356          304,779
Overture Services Inc./(1)/                                468            8,485
PeopleSoft Inc./(1)/                                     1,918           33,738

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SOFTWARE (Continued)
-------------------------------------------------------------------------------
Per-Se Technologies Inc./(1)/                            1,424   $       15,992
Pinnacle Systems Inc./(1)/                               1,321           14,135
Roxio Inc./(1)/                                            286            1,913
SAFLINK Corp./(1)/                                         218            1,382
Siebel Systems Inc./(1)/                                 3,336           31,825
Symantec Corp./(1)/                                        860           37,720
Total System Services Inc.                               1,319           29,414
Vignette Corp./(1)/                                      4,086            8,499
Vitria Technology Inc./(1)/                                365            2,066
Websense Inc./(1)/                                         357            5,591
Yahoo! Inc./(1)/                                         3,018           98,870
-------------------------------------------------------------------------------
                                                                      2,755,860
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.33%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                         3,613            8,411
Andrew Corp./(1)/                                          238            2,190
Avaya Inc./(1)/                                          1,902           12,287
CIENA Corp./(1)/                                         1,924            9,986
Comverse Technology Inc./(1)/                            1,999           30,045
JDS Uniphase Corp./(1)/                                  7,247           25,437
Lucent Technologies Inc./(1)/                           20,763           42,149
Motorola Inc.                                           12,856          121,232
QUALCOMM Inc.                                            3,538          126,484
RF Micro Devices Inc./(1)/                               1,806           10,872
Scientific-Atlanta Inc.                                  1,456           34,711
Sonus Networks Inc./(1)/                                 3,491           17,560
Tellabs Inc./(1)/                                        2,800           18,396
Terayon Communication Systems Inc./(1)/                  4,426           12,083
Tollgrade Communications Inc./(1)/                         600           11,190
-------------------------------------------------------------------------------
                                                                        483,033
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.74%
-------------------------------------------------------------------------------
Aether Systems Inc./(1)/                                 1,136            5,566
AT&T Wireless Services Inc./(1)/                        15,571          127,838
Avocent Corp./(1)/                                         802           24,004
C-COR.net Corp./(1)/                                     1,187            5,816
Charter Communications Inc. Class A/(1)/                 7,316           29,045
Corning Inc./(1)/                                        5,061           37,401
Dobson Communications Corp. Class A/(1)/                 1,627            8,574
EchoStar Communications Corp./(1)/                       1,681           58,196
Emulex Corp./(1)/                                          513           11,681
InterDigital Communications Corp./(1)/                     735           17,177
Intrado Inc./(1)/                                        1,249           19,722
MRV Communications Inc./(1)/                             4,770            9,588
Nextel Communications Inc. Class A/(1)/                  4,967           89,803
Price Communications Corp./(1)/                            822           10,612
Qwest Communications International Inc./(1)/             8,919           42,633
Sprint Corp. (PCS Group)/(1)/                            5,571           32,033
United Online Inc./(1)/                                    379            9,604
Verizon Communications Inc.                             13,205          520,937
WebEx Communications Inc./(1)/                             319            4,450
Western Wireless Corp. Class A/(1)/                        400            4,612
-------------------------------------------------------------------------------
                                                                      1,069,292
-------------------------------------------------------------------------------

TELEPHONE - 0.70%
-------------------------------------------------------------------------------
Alltel Corp.                                             1,992           96,054
AT&T Corp.                                               4,008           77,154
BellSouth Corp.                                         10,213          271,972
CenturyTel Inc.                                          1,090           37,987
SBC Communications Inc.                                 17,904          457,447
Sprint Corp. (FON Group)                                 5,218           75,139
Telephone & Data Systems Inc.                               55            2,734
-------------------------------------------------------------------------------
                                                                      1,018,487
-------------------------------------------------------------------------------

TEXTILES - 0.08%
-------------------------------------------------------------------------------
Cintas Corp.                                             1,170           41,465
G&K Services Inc. Class A                                1,121           33,182
UniFirst Corp.                                           1,540           33,726
-------------------------------------------------------------------------------
                                                                        108,373
-------------------------------------------------------------------------------

TOBACCO - 0.35%
-------------------------------------------------------------------------------
Altria Group Inc.                                        9,752          443,131
R.J. Reynolds Tobacco Holdings Inc.                        701           26,084
UST Inc.                                                 1,189           41,651
-------------------------------------------------------------------------------
                                                                        510,866
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
-------------------------------------------------------------------------------
Action Performance Companies Inc.                          401            7,619
Hasbro Inc.                                              2,108           36,869
Mattel Inc.                                              2,458           46,505
-------------------------------------------------------------------------------
                                                                         90,993
-------------------------------------------------------------------------------

TRANSPORTATION - 0.59%
-------------------------------------------------------------------------------
Arkansas Best Corp.                                        967           23,005
Burlington Northern Santa Fe Corp.                       2,083           59,241
CSX Corp.                                                1,004           30,210
Dollar Thrifty Automotive Group Inc./(1)/                1,000           18,550
EGL Inc./(1)/                                            1,600           24,320
FedEx Corp.                                              1,646          102,101
Hunt (J.B.) Transport Services Inc./(1)/                   917           34,617
Kansas City Southern Industries Inc./(1)/                2,135           25,684
Norfolk Southern Corp.                                   2,455           47,136
Overseas Shipholding Group Inc.                          1,258           27,689
SCS Transportation Inc./(1)/                               850           10,736
Union Pacific Corp.                                      1,098           63,706
United Parcel Service Inc. Class B                       5,435          346,210
USF Corp.                                                  896           24,165
Yellow Corp./(1)/                                          950           21,993
-------------------------------------------------------------------------------
                                                                        859,363
-------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------------------
GATX Corp.                                                 473   $        7,734
Interpool Inc.                                           1,031           16,929
-------------------------------------------------------------------------------
                                                                         24,663
-------------------------------------------------------------------------------

WATER - 0.03%
-------------------------------------------------------------------------------
Middlesex Water Co.                                      1,807           44,524
-------------------------------------------------------------------------------
                                                                         44,524
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $54,065,903)                                                  54,487,762
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 12.17%

AUSTRALIA - 0.51%
-------------------------------------------------------------------------------
Broken Hill Proprietary Co. Ltd.                        12,217           70,790
Coles Myer Ltd. ADR                                      2,154           80,344
Commonwealth Bank of Australia                           1,569           31,094
National Australia Bank ADR                              1,547          173,651
News Corporation Ltd. ADR                                1,839           55,667
Rio Tinto PLC ADR                                        1,334          102,118
Westpac Banking Corp. Ltd. ADR                           3,428          187,443
Woolworths Ltd.                                          3,557           29,866
-------------------------------------------------------------------------------
                                                                        730,973
-------------------------------------------------------------------------------

BELGIUM - 0.05%
-------------------------------------------------------------------------------
Electrabel SA                                              129           32,872
Fortis Group                                             2,519           43,738
-------------------------------------------------------------------------------
                                                                         76,610
-------------------------------------------------------------------------------

DENMARK - 0.13%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                     2,986          103,525
TDC A/S ADR                                              5,683           86,097
-------------------------------------------------------------------------------
                                                                        189,622
-------------------------------------------------------------------------------

FINLAND - 0.28%
-------------------------------------------------------------------------------
Nokia OYJ                                                3,000           49,402
Nokia OYJ ADR                                            5,571           91,532
Outokumpu OYJ                                            1,378           12,106
Rautaruukki OYJ/(1)/                                    16,680           71,829
Stora Enso OYJ Class R                                     806            9,006
TietoEnator OYJ                                          1,214           20,437
Uponor OYJ                                               6,358          147,484
-------------------------------------------------------------------------------
                                                                        401,796
-------------------------------------------------------------------------------

FRANCE - 1.10%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                      8,456           75,681
Autoroutes du Sud de la France SA                        1,504           43,955
Aventis SA ADR                                           4,046          221,316
AXA ADR                                                  8,435          131,670
BNP Paribas SA                                           3,111          158,084
Carrefour SA                                             1,274           62,441
Compagnie de Saint-Gobain SA                               595           23,416
France Telecom SA/(1)/                                     899           22,051
France Telecom SA ADR                                    1,356           33,425
Groupe Danone                                              244           33,764
Lafarge SA                                                 237           13,890
L'Air Liquide SA                                           150           22,238
L'Oreal SA                                                 661           46,606
LVMH Moet Hennessy Louis Vuitton SA                      2,139          106,088
PSA Peugeot Citroen                                        500           24,288
Renault SA                                                 420           22,205
Sanofi-Synthelabo SA                                     1,049           61,436
Schneider Electric SA                                      342           16,079
Societe Generale Class A                                   745           47,225
STMicroelectronics NV                                    1,504           31,537
Suez SA                                                  1,574           25,052
Total SA                                                 4,234          320,937
Vivendi Universal SA/(1)/                                  781           14,215
Vivendi Universal SA ADR/(1)/                            1,492           27,512
-------------------------------------------------------------------------------
                                                                      1,585,111
-------------------------------------------------------------------------------

GERMANY - 0.71%
-------------------------------------------------------------------------------
Allianz AG                                                 443           36,821
BASF AG                                                    838           35,798
Bayer AG                                                 1,908           44,215
DaimlerChrysler AG                                       4,553          158,080
Deutsche Bank AG                                         2,524          163,704
Deutsche Telekom AG ADR/(1)/                             8,004          121,661
E.ON AG                                                  4,392          225,800
Muenchener Rueckversicherungs-
 Gesellschaft AG                                           193           19,676
RWE AG                                                   1,286           38,825
SAP AG ADR                                               2,437           71,209
Schering AG                                                323           15,794
Siemens AG                                               1,927           94,534
-------------------------------------------------------------------------------
                                                                      1,026,117
-------------------------------------------------------------------------------

HONG KONG - 0.17%
-------------------------------------------------------------------------------
Bank of East Asia Ltd.                                  28,800           56,875
Cheung Kong (Holdings) Ltd.                              1,000            6,014
CLP Holdings Ltd.                                        7,000           30,610
Hang Seng Bank Ltd.                                        900            9,521
Hong Kong & China Gas Co. Ltd.                          47,300           59,746
Hongkong Electric Holdings Ltd.                          8,000           31,392
Sun Hung Kai Properties Ltd.                             1,000            5,052
Swire Pacific Ltd. Class A                               7,500           32,796
Wharf Holdings Ltd.                                     11,000           21,159
-------------------------------------------------------------------------------
                                                                        253,165
-------------------------------------------------------------------------------

IRELAND - 0.10%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                               3,923          117,337

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

IRELAND (Continued)
-------------------------------------------------------------------------------
Bank of Ireland                                          1,884   $       22,825
-------------------------------------------------------------------------------
                                                                        140,162
-------------------------------------------------------------------------------

ITALY - 0.52%
-------------------------------------------------------------------------------
Assicurazioni Generali SpA                                 370            8,574
Banca Intesa SpA                                        14,796           47,320
Benetton Group SpA ADR                                   4,882          102,522
ENI-Ente Nazionale Idrocarburi SpA ADR                   1,560          118,622
Fiat SpA ADR/(1)/                                        4,478           32,152
San Paolo-IMI SpA ADR                                    5,997          112,864
Seat-Pagine Gialle SpA/(1)/                             44,037           30,595
Telecom Italia Mobile SpA                                5,523           27,209
Telecom Italia SpA Class A                               3,683           33,327
Unicredito Italiano SpA                                 50,787          242,033
-------------------------------------------------------------------------------
                                                                        755,218
-------------------------------------------------------------------------------

JAPAN - 2.68%
-------------------------------------------------------------------------------
Ajinomoto Co. Inc.                                       2,000           19,155
Bridgestone Corp.                                        2,000           27,150
Canon Inc. ADR                                           3,272          149,367
Chubu Electric Power Co. Inc.                            2,400           43,773
Dai Nippon Printing Co. Ltd.                             2,000           21,153
Daiwa Securities Group Inc.                             11,000           63,210
East Japan Railway Co.                                      14           62,261
Fuji Photo Film Co. Ltd. ADR                             2,462           70,930
Hitachi Ltd. ADR                                         1,460           61,758
Honda Motor Company Ltd. ADR                             5,418          103,213
Ito-Yokado Co. Ltd. ADR/(2)/                             3,001           71,664
Japan Airlines System Corp. ADR                          7,202           76,750
Kansai Electric Power Co. Inc.                           2,600           41,011
Kao Corp.                                                2,000           37,227
Kirin Brewery Co. Ltd. ADR                              23,264          161,917
Kubota Corp. ADR                                         7,268           98,481
Kyocera Corp. ADR                                        1,046           59,622
Makita Corp.                                            10,000           81,199
Makita Corp. ADR                                         3,040           24,016
Matsushita Electric Industrial Co. Ltd. ADR              7,599           76,370
Millea Holdings Inc. ADR                                 3,608          138,692
Mitsubishi Corp. ADR                                     7,259           99,085
Mitsubishi Estate Co. Ltd.                               5,000           33,854
Mitsubishi Heavy Industries Ltd.                         9,000           23,310
Mitsubishi Tokyo Financial Group Inc.                       11           49,744
Mitsui & Co. ADR                                           980           96,530
Mitsui Sumitomo Insurance Co. Ltd.                       3,000           13,916
Mizuho Financial Group Inc./(1)/                            24           18,968
Murata Manufacturing Co. Ltd.                            1,000           39,309
NEC Corp. ADR                                           11,218           56,539
Nikko Cordial Corp.                                     11,000           44,156
Nintendo Co. Ltd.                                          400           29,082
Nippon Oil Corp.                                         7,000           30,373
Nippon Steel Corp.                                      31,000           42,598
Nippon Telegraph & Telephone Corp. ADR                   6,022          119,236
Nissan Motor Co. Ltd. ADR                                4,959           93,973
Nomura Holdings Inc.                                     6,000           76,152
NTT DoCoMo Inc.                                             61          132,084
Oki Electric Industry Co. Ltd./(1)/                     80,000          229,190
Pioneer Corp. ADR                                        4,237           96,476
Ricoh Corp. Ltd. ADR                                     1,092           91,455
Rohm Co. Ltd.                                              600           65,409
Secom Co. Ltd.                                           2,000           58,630
Seven-Eleven Japan Co. Ltd.                              2,000           49,802
Sharp Corp.                                              2,000           25,667
Shin-Etsu Chemical Co. Ltd.                              1,300           44,389
Sony Corp.                                                 700           19,704
Sony Corp. ADR                                           1,998           55,944
Sumitomo Mitsui Financial Group Inc.                        13           28,366
Takeda Chemical Industries Ltd.                          3,100          114,370
Takefuji Corp.                                             490           25,423
Tohoku Electric Power Co. Inc.                           2,000           29,582
Tokyo Electric Power Co. Inc. (The)                      4,100           78,364
Tokyo Electron Ltd.                                      1,100           52,126
Tokyo Gas Co. Ltd.                                      11,000           31,605
Toshiba Corp.                                           11,000           37,835
Toyota Motor Corp.                                         900           23,310
Toyota Motor Corp. ADR                                   3,637          188,397
UFJ Holdings Inc./(1)/                                      15           21,986
Yamanouchi Pharmaceutical Co. Ltd.                       1,600           41,707
-------------------------------------------------------------------------------
                                                                      3,897,565
-------------------------------------------------------------------------------

NETHERLANDS - 0.72%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                  8,148          155,545
Aegon NV ADR                                             4,753           47,720
Akzo Nobel NV ADR                                        2,640           70,356
ING Groep NV ADR                                         3,618           63,424
Koninklijke Ahold NV ADR                                 6,465           54,112
Koninklijke KPN NV/(1)/                                  9,968           70,626
Koninklijke Philips Electronics NV NY Shares             4,729           90,371
Reed Elsevier NV ADR                                     4,916          116,755
Royal Dutch Petroleum Co.                                6,534          303,284
Unilever NV CVA                                          1,104           59,231
-------------------------------------------------------------------------------
                                                                      1,031,424
-------------------------------------------------------------------------------

NEW ZEALAND - 0.04%
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                    2,178           53,056
-------------------------------------------------------------------------------
                                                                         53,056
-------------------------------------------------------------------------------

NORWAY - 0.00%
-------------------------------------------------------------------------------
Gjensidige NOR ASA                                         153            5,352
-------------------------------------------------------------------------------
                                                                          5,352
-------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PANAMA - 0.08%
-------------------------------------------------------------------------------
Carnival Corp.                                           3,360   $      109,234
-------------------------------------------------------------------------------
                                                                        109,234
-------------------------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                         2,762           24,582
Portugal Telecom SGPS SA                                 4,063           29,114
-------------------------------------------------------------------------------
                                                                         53,696
-------------------------------------------------------------------------------

SINGAPORE - 0.10%
-------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing
 Ltd./(1)/                                              10,000            5,168
Chartered Semiconductor Manufacturing
 Ltd. ADR/(1)/                                           1,089            5,608
Haw Par Corp. Ltd.                                      48,081          118,496
United Overseas Bank Ltd.                                2,000           14,083
-------------------------------------------------------------------------------
                                                                        143,355
-------------------------------------------------------------------------------

SPAIN - 0.44%
-------------------------------------------------------------------------------
Altadis SA                                               2,366           60,643
Banco Bilbao Vizcaya Argentaria SA ADR                   8,683           91,085
Banco Santander Central Hispano SA ADR                  25,209          222,343
Iberdrola SA                                             1,365           23,638
Repsol YPF SA ADR                                        5,256           84,990
Telefonica SA                                              415            4,818
Telefonica SA ADR                                        4,032          139,386
-------------------------------------------------------------------------------
                                                                        626,903
-------------------------------------------------------------------------------

SWEDEN - 0.34%
-------------------------------------------------------------------------------
Hennes & Mauritz AB Class B                                505           11,608
Hoganas AB Class B                                       5,606          114,152
Nordea AB                                                2,015            9,716
Sapa AB                                                  8,263          166,190
Securitas AB Class B                                       559            5,726
SSAB Svenskt Stal AB Series A                            5,278           70,550
SSAB Svenskt Stal AB Series B                            5,413           68,973
Svenska Cellulosa AB Class B                               398           13,598
Telefonaktiebolaget LM Ericsson AB ADR/(1)/              2,312           24,577
-------------------------------------------------------------------------------
                                                                        485,090
-------------------------------------------------------------------------------

SWITZERLAND - 0.97%
-------------------------------------------------------------------------------
Adecco SA ADR                                            6,256           65,375
Centerpulse ADR                                          2,731           73,737
Compagnie Financiere Richemont AG                        1,536           24,834
Credit Suisse Group                                      2,871           75,561
Lonza Group AG - Registered                              4,110          188,122
Nestle SA                                                1,397          288,259
Novartis AG                                              6,237          246,800
Roche Holding AG - Genusschein                           1,195           93,735
Swiss Re                                                   868           48,092
UBS AG - Registered                                      3,059          170,164
Zurich Financial Services AG/(1)/                          977          116,486
-------------------------------------------------------------------------------
                                                                      1,391,165
-------------------------------------------------------------------------------

UNITED KINGDOM - 3.19%
-------------------------------------------------------------------------------
AstraZeneca PLC ADR                                      5,300          216,081
Aviva PLC                                               11,291           78,393
BAA PLC                                                  3,545           28,693
Barclays PLC ADR/(3)/                                    6,340          189,693
BG Group PLC                                             7,486           33,168
BHP Billiton PLC                                        10,837           57,046
BP PLC                                                  38,334          265,837
BP PLC ADR                                               4,878          204,974
British American Tobacco PLC                            14,100          159,961
British Sky Broadcasting PLC ADR/(1)/                    2,090           94,259
British Telecom PLC ADR                                  3,066          103,202
Cadbury Schweppes PLC ADR                                6,075          146,894
Centrica PLC                                            13,001           37,705
Compass Group PLC                                        3,934           21,212
Diageo PLC ADR                                           4,633          202,740
GlaxoSmithKline PLC ADR                                 10,144          411,238
GUS PLC                                                  4,284           48,000
Hanson PLC ADR                                           4,693          132,624
HBOS PLC                                                15,403          199,398
Hong Kong & Shanghai Banking ADR                         1,585           93,689
HSBC Holdings PLC                                       21,478          253,764
Imperial Tobacco Group PLC                               3,134           56,008
Kingfisher PLC                                          10,200           46,665
Lloyds TSB Group PLC                                    12,355           87,718
Marks & Spencer Group PLC                                6,598           34,378
National Grid Transco PLC                                8,586           58,231
Pearson PLC                                              4,794           44,775
Prudential Corp. PLC                                     3,693           22,365
Reckitt Benckiser PLC                                    2,257           41,415
Reed International PLC                                   5,863           48,785
Reuters Group PLC                                          764            2,216
Reuters Group PLC ADR                                    1,502           26,405
Royal Bank of Scotland Group PLC                         8,332          233,734
Scottish & Southern Energy PLC                           3,186           32,806
Scottish Power PLC                                       5,869           35,252
Shell Transport & Trading Co. PLC                       25,087          165,589
Tesco PLC                                               33,041          119,541
Unilever PLC                                            13,800          109,875
Vodafone Group PLC                                      72,164          141,111
Vodafone Group PLC ADR                                  14,928          293,335

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
-------------------------------------------------------------------------------
WPP Group PLC                                            5,316   $       41,668
-------------------------------------------------------------------------------
                                                                      4,620,443
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $20,215,796)                                                  17,576,057
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $74,281,699)                                                  72,063,819
-------------------------------------------------------------------------------

PREFERRED STOCKS - 0.02%

AUSTRALIA - 0.02%
-------------------------------------------------------------------------------
News Corporation Ltd. (The)                              5,746           35,414
-------------------------------------------------------------------------------
                                                                         35,414
-------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $35,355)                                                          35,414
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 48.65%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
 10.75%,  08/15/05                              $      900,000        1,076,730
U.S. Treasury Notes
  1.50%,  02/28/05                                   6,735,000        6,767,362
  1.63%,  01/31/05                                   3,490,000        3,513,994
  1.63%,  03/31/05                                   1,740,000        1,751,963
  1.63%,  04/30/05                                   3,630,000        3,653,820
  3.25%,  08/15/07                                   2,070,000        2,160,320
  3.88%,  02/15/13                                     100,000          102,902
  4.00%,  11/15/12                                   2,070,000        2,154,013
  4.88%,  02/15/12                                   1,830,000        2,034,158
  5.00%,  02/15/11                                   1,610,000        1,807,162
  5.00%,  08/15/11                                   3,100,000        3,477,329
  5.50%,  05/15/09                                     395,000          454,960
  5.63%,  05/15/08                                   5,730,000        6,568,906
  5.75%,  11/15/05                                   3,140,000        3,455,840
  5.75%,  08/15/10                                   1,100,000        1,287,559
  6.00%,  08/15/04                                   3,300,000        3,481,757
  6.00%,  08/15/09                                   1,220,000        1,439,075
  6.13%,  08/15/07                                   2,630,000        3,042,274
  6.50%,  10/15/06                                   8,190,000        9,409,540
  6.75%,  05/15/05                                   5,590,000        6,156,206
  6.88%,  05/15/06                                   2,690,000        3,082,678
  7.88%,  11/15/04                                   3,190,000        3,481,461
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $67,779,980)                                                  70,360,009
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 20.34%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/(4)/                         17,059,958   $   17,059,958
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/(4)/                                        4,671,240        4,671,240
BlackRock Temp Cash Money Market Fund/(4)/             235,567          235,567
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio/(4)/                 1,224,891        1,224,891
Short Term Investment Co. - Prime Money
  Market Portfolio, Institutional
  Shares/(4)/                                          519,027          519,027
Abbey National Treasury Services PLC,
  Time Deposit
  1.38%,  07/01/03/(4)/                                311,416          311,416
Beta Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(4)/                                259,474          259,474
  1.17%,  08/15/03/(4)/                                389,292          389,292
Canadian Imperial Bank of Commerce,
  Floating Rate Note
  1.07%,  10/30/03/(4)/                                207,610          207,610
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(4)/                                228,360          228,360
  1.31%,  05/24/04/(4)/                                518,975          518,975
Dorada Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(4)/                                518,949          518,949
Five Finance Inc., Floating Rate Note
  1.15%,  04/15/04/(4)/                                259,513          259,513
HBOS Treasury Services PLC, Floating
  Rate Note
  1.27%,  06/24/04/(4)/                                519,027          519,027
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(4)/                                103,805          103,805
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(4)/                                259,500          259,500
  1.22%,  04/13/04/(4)/                                259,500          259,500
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(4)/                                259,461          259,461
  1.08%,  03/29/04/(4)/                                259,513          259,513
  1.29%,  05/04/04/(4)/                                259,500          259,500
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(4)/                                519,001          519,001
White Pine Finance LLC, Floating Rate
  Note
  1.07%,  04/20/04/(4)/                                259,513          259,513
  1.14%,  05/17/04/(4)/                                311,416          311,416
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $29,414,508)                                                  29,414,508
-------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.25%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%./(4)/                 $      259,513   $      259,513
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%./(4)/                                        103,805          103,805
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $363,318)                                                        363,318
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 119.09%
(Cost $171,874,860)                                                 172,237,068
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (19.09%)                           (27,606,811)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $  144,630,257
-------------------------------------------------------------------------------

----------
/(1)/   Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 64.76%

U.S. COMMON STOCKS - 48.78%

ADVERTISING - 0.13%
-------------------------------------------------------------------------------
ADVO Inc./(1)/                                           2,553   $      113,353
Interpublic Group of Companies Inc.                      6,934           92,775
Omnicom Group Inc.                                       2,761          197,964
-------------------------------------------------------------------------------
                                                                        404,092
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.64%
-------------------------------------------------------------------------------
Boeing Co. (The)                                        11,960          410,467
General Dynamics Corp.                                   2,687          194,807
Goodrich (B.F.) Co.                                      3,386           71,106
L-3 Communications Holdings Inc./(1)/                      795           34,575
Lockheed Martin Corp.                                    6,058          288,179
Northrop Grumman Corp.                                   2,483          214,258
Raytheon Co.                                             6,180          202,951
Rockwell Collins Inc.                                    4,473          110,170
United Technologies Corp.                                6,574          465,636
-------------------------------------------------------------------------------
                                                                      1,992,149
-------------------------------------------------------------------------------

AIRLINES - 0.07%
-------------------------------------------------------------------------------
AMR Corp./(1)/                                           2,821           31,031
Northwest Airlines Corp./(1)/                            2,385           26,927
Southwest Airlines Co.                                   9,315          160,218
-------------------------------------------------------------------------------
                                                                        218,176
-------------------------------------------------------------------------------

APPAREL - 0.17%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                            3,183           93,135
Liz Claiborne Inc.                                       3,412          120,273
Nike Inc. Class B                                        4,301          230,060
VF Corp.                                                 2,818           95,727
Warnaco Group Inc. (The)/(1)/                              612            8,231
-------------------------------------------------------------------------------
                                                                        547,426
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.24%
-------------------------------------------------------------------------------
Ford Motor Company                                      28,616          314,490
General Motors Corp.                                     7,126          256,536
Navistar International Corp./(1)/                        1,006           32,826
PACCAR Inc.                                              2,087          140,998
-------------------------------------------------------------------------------
                                                                        744,850
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.13%
-------------------------------------------------------------------------------
ArvinMeritor Inc.                                          725           14,630
BorgWarner Inc.                                            911           58,668
Cooper Tire & Rubber Co.                                 1,211           21,301
Dana Corp.                                               4,828           55,812
Delphi Corp.                                             9,252           79,845
Goodyear Tire & Rubber Co. (The)                         3,998           20,989
Lear Corp./(1)/                                          1,232           56,697
Standard Motor Products Inc.                             5,802           64,402
Visteon Corp.                                            6,236           42,841
-------------------------------------------------------------------------------
                                                                        415,185
-------------------------------------------------------------------------------

BANKS - 3.92%
-------------------------------------------------------------------------------
ABC Bancorp                                              2,058           29,491
AmSouth Bancorp                                          4,816          105,181
Associated Bancorp                                       2,254           83,128
Bank of America Corp.                                   21,490        1,698,355
Bank of New York Co. Inc. (The)                         10,375          298,281
Bank One Corp.                                          15,639          581,458
Banknorth Group Inc.                                     1,884           48,080
BB&T Corp.                                               6,080          208,544
Bryn Mawr Bank Corp.                                     1,378           51,082
Cascade Bancorp                                          6,498          112,610
CB Bancshares Inc.                                         123            7,653
Charter One Financial Inc.                               3,085           96,190
City National Corp.                                        250           11,140
CoBiz Inc.                                               2,969           40,200
Columbia Bancorp                                         3,220           77,280
Comerica Inc.                                            2,462          114,483
Commerce Bancshares Inc.                                 2,652          103,295
Commercial Federal Corp.                                   955           20,246
Compass Bancshares Inc.                                  2,313           80,793
Connecticut Bankshares Inc.                              5,162          202,608
Downey Financial Corp.                                     169            6,980
Fifth Third Bancorp                                      7,807          447,653
First Bancorp                                              243            6,670
First Oak Brook Bancshares Class A                       1,743           57,502
First Place Financial Corp.                              5,134           88,921
First Tennessee National Corp.                           1,602           70,344
First Virginia Banks Inc.                                1,717           74,037
FirstMerit Corp.                                         3,609           82,502
FleetBoston Financial Corp.                             14,146          420,278
Fulton Financial Corp.                                   4,436           88,143
German American Bancorp                                  1,312           22,894
Golden West Financial Corp.                              1,808          144,658
Greene County Bancshares Inc.                               97            2,052
GreenPoint Financial Corp.                               1,053           53,640
Hibernia Corp. Class A                                   3,716           67,483
Horizon Financial Corp.                                 25,671          405,088
Hudson United Bancorp                                      222            7,581
Huntington Bancshares Inc.                               5,164          100,801
Independence Community Bank Corp.                          320            9,030
ITLA Capital Corp./(1)/                                  1,702           68,812
KeyCorp                                                  5,692          143,837
M&T Bank Corp.                                             788           66,365
Marshall & Ilsley Corp.                                  4,196          128,314
Mellon Financial Corp.                                   5,179          143,717
Mercantile Bankshares Corp.                              1,662           65,450
National City Corp.                                      8,067          263,872
National Commerce Financial Corp.                        3,613           80,172
New York Community Bancorp Inc.                          1,869           54,369
North Fork Bancorp Inc.                                  1,999           68,086
Northern Trust Corp.                                     2,641          110,367

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
Peoples Bancorp Inc.                                     1,799   $       45,461
PFF Bancorp Inc.                                           220            8,503
PNC Financial Services Group                             3,173          154,874
Popular Inc.                                             1,751           67,571
Prosperity Bancshares Inc.                               8,790          169,207
Regions Financial Corp.                                  3,232          109,177
Silicon Valley Bancshares/(1)/                             298            7,095
SouthTrust Corp.                                         5,897          160,398
Sovereign Bancorp Inc.                                   7,658          119,848
State Bancorp Inc.                                       1,369           26,795
State Street Corp.                                       4,646          183,052
SunTrust Banks Inc.                                      3,793          225,077
Synovus Financial Corp.                                  5,286          113,649
TCF Financial Corp.                                        240            9,562
Trustmark Corp.                                            528           13,448
U.S. Bancorp                                            28,263          692,443
Union Planters Corp.                                     1,907           59,174
Valley National Bancorp                                  4,107          108,219
Wachovia Corp.                                          19,727          788,291
Washington Mutual Inc.                                  13,109          541,402
Wells Fargo & Company                                   24,337        1,226,585
Westamerica Bancorp                                        343           14,776
Wilmington Trust Corp.                                   1,928           56,587
Zions Bancorporation                                     1,279           64,730
-------------------------------------------------------------------------------
                                                                     12,285,640
-------------------------------------------------------------------------------

BEVERAGES - 1.09%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            9,750          497,737
Coca-Cola Co. (The)                                     34,140        1,584,437
Coca-Cola Enterprises Inc.                               8,658          157,143
Pepsi Bottling Group Inc.                                4,500           90,090
PepsiAmericas Inc.                                       3,757           47,188
PepsiCo Inc.                                            23,358        1,039,431
-------------------------------------------------------------------------------
                                                                      3,416,026
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.73%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                         18,655        1,239,438
Applera Corp. - Celera Genomics Group/(1)/               3,155           32,560
Biogen Inc./(1)/                                         2,357           89,566
Cephalon Inc./(1)/                                       1,058           43,547
Chiron Corp./(1)/                                        3,708          162,114
CuraGen Corp./(1)/                                       2,949           16,367
Gene Logic Inc./(1)/                                     3,692           22,041
Genentech Inc./(1)/                                      3,561          256,819
Genzyme Corp. - General Division/(1)/                    3,571          149,268
Human Genome Sciences Inc./(1)/                          3,230           41,086
IDEC Pharmaceuticals Corp./(1)/                          2,066           70,244
Immunomedics Inc./(1)/                                   1,487            9,383
Incyte Corp./(1)/                                        3,261           15,131
Millennium Pharmaceuticals Inc./(1)/                     6,343           99,775
Protein Design Labs Inc./(1)/                            2,862           40,011
-------------------------------------------------------------------------------
                                                                      2,287,350
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.18%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                    1,198           88,568
Masco Corp.                                              8,273          197,311
Rayonier Inc.                                            3,306          109,098
Texas Industries Inc.                                    3,556           84,633
Vulcan Materials Co.                                     2,418           89,635
-------------------------------------------------------------------------------
                                                                        569,245
-------------------------------------------------------------------------------

CHEMICALS - 0.76%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            2,971          123,594
Ashland Inc.                                             1,053           32,306
Cabot Corp.                                              2,044           58,663
Cabot Microelectronics Corp./(1)/                        1,180           59,555
Crompton Corp.                                           5,117           36,075
Dow Chemical Co. (The)                                  12,097          374,523
Du Pont (E.I.) de Nemours and Co.                       13,776          573,633
Eastman Chemical Co.                                       736           23,309
Engelhard Corp.                                          2,696           66,780
Great Lakes Chemical Corp.                               4,142           84,497
Hercules Inc./(1)/                                       3,071           30,403
IMC Global Inc.                                          4,536           30,437
Lubrizol Corp.                                           2,406           74,562
Millennium Chemicals Inc.                                5,399           51,344
Monsanto Co.                                             4,212           91,148
PPG Industries Inc.                                      2,089          105,996
Praxair Inc.                                             2,010          120,801
Rogers Corp./(1)/                                        1,800           59,940
Rohm & Haas Co.                                          3,050           94,641
Sherwin-Williams Co. (The)                               3,046           81,876
Sigma-Aldrich Corp.                                      1,509           81,758
Valspar Corp. (The)                                      1,692           71,436
Vertex Pharmaceuticals Inc./(1)/                         2,955           43,143
-------------------------------------------------------------------------------
                                                                      2,370,420
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.97%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                           3,451          213,134
Arbitron Inc./(1)/                                       2,434           86,894
Block (H & R) Inc.                                       2,061           89,138
Caremark Rx Inc./(1)/                                    4,227          108,549
Cendant Corp./(1)/                                      16,925          310,066
Concord EFS Inc./(1)/                                    8,906          131,096
Convergys Corp./(1)/                                     3,984           63,744
CorVel Corp./(1)/                                        1,606           57,816
Deluxe Corp.                                             2,035           91,168
Donnelley (R.R.) & Sons Co.                              4,043          105,684
Dun & Bradstreet Corp./(1)/                              2,594          106,613
Ecolab Inc.                                              4,246          108,698
Equifax Inc.                                             3,621           94,146
First Health Group Corp./(1)/                            3,580           98,808
Hudson Highland Group Inc./(1)/                            214            4,068
InterActiveCorp/(1)/                                     3,387          134,024
ITT Educational Services Inc./(1)/                         254            7,429
Landauer Inc.                                            2,867          119,927
Manpower Inc.                                            2,431           90,166

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
McKesson Corp.                                           5,526   $      197,499
Monster Worldwide Inc./(1)/                              2,855           56,329
Moody's Corp.                                            2,898          152,754
MPS Group Inc./(1)/                                      3,618           24,892
Paychex Inc.                                             6,258          183,422
Plexus Corp./(1)/                                        2,649           30,543
Quintiles Transnational Corp./(1)/                       4,227           59,981
Robert Half International Inc./(1)/                      4,899           92,787
ServiceMaster Co. (The)                                  6,219           66,543
Valassis Communications Inc./(1)/                        1,915           49,254
Viad Corp.                                               4,236           94,844
-------------------------------------------------------------------------------
                                                                      3,030,016
-------------------------------------------------------------------------------

COMPUTERS - 2.67%
-------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/           1,523           69,647
Apple Computer Inc./(1)/                                 5,910          112,999
Brocade Communications Systems Inc./(1)/                 6,198           36,506
Ceridian Corp./(1)/                                      3,668           62,246
Cisco Systems Inc./(1)/                                 98,659        1,646,619
Computer Sciences Corp./(1)/                             3,000          114,360
Dell Computer Corp./(1)/                                36,376        1,162,577
Diebold Inc.                                             1,230           53,197
DST Systems Inc./(1)/                                    2,111           80,218
Echelon Corp./(1)/                                       3,549           48,870
Electronic Data Systems Corp.                            6,295          135,028
EMC Corp./(1)/                                          32,839          343,824
Enterasys Networks Inc./(1)/                             6,817           20,656
Extreme Networks Inc./(1)/                               3,955           20,961
FactSet Research Systems Inc.                            2,616          115,235
Gateway Inc./(1)/                                        5,294           19,323
Hewlett-Packard Co.                                     43,138          918,839
International Business Machines Corp.                   24,085        1,987,012
Internet Security Systems Inc./(1)/                      1,993           28,879
Juniper Networks Inc./(1)/                               5,686           70,336
Lexmark International Inc./(1)/                          2,082          147,343
McDATA Corp. Class A/(1)/                                2,565           37,629
Mindspeed Technologies Inc./(1)/                        10,009           27,024
NCR Corp./(1)/                                           2,307           59,105
Network Appliance Inc./(1)/                              6,764          109,644
Palm Inc./(1)/                                             594            9,664
Quantum Corp./(1)/                                       4,547           18,415
RSA Security Inc./(1)/                                   1,619           17,404
SanDisk Corp./(1)/                                       2,381           96,073
Seagate Technology Inc./(2)/                             4,153               --
Sun Microsystems Inc./(1)/                              53,479          246,003
SunGard Data Systems Inc./(1)/                           5,456          141,365
Synopsys Inc./(1)/                                       1,548           95,744
3Com Corp./(1)/                                          4,989           23,349
Unisys Corp./(1)/                                        5,483           67,331
VeriSign Inc./(1)/                                       2,025           28,006
Veritas Software Corp./(1)/                              6,932          198,740
-------------------------------------------------------------------------------
Western Digital Corp./(1)/                                 798            8,219
-------------------------------------------------------------------------------
                                                                      8,378,390
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.99%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 890           45,479
Avon Products Inc.                                       3,073          191,141
Colgate-Palmolive Co.                                    7,117          412,430
Estee Lauder Companies Inc. Class A                      1,621           54,352
Gillette Co. (The)                                      13,139          418,609
International Flavors & Fragrances Inc.                  2,202           70,310
Kimberly-Clark Corp.                                     6,553          341,673
Procter & Gamble Co.                                    17,574        1,567,249
-------------------------------------------------------------------------------
                                                                      3,101,243
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.19%
-------------------------------------------------------------------------------
CDW Corp./(1)/                                           1,549           70,944
Costco Wholesale Corp./(1)/                              6,575          240,645
Fastenal Co.                                             2,162           73,378
Genuine Parts Co.                                        3,548          113,571
Grainger (W.W.) Inc.                                     1,371           64,108
Tech Data Corp./(1)/                                     1,216           32,479
-------------------------------------------------------------------------------
                                                                        595,125
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.97%
-------------------------------------------------------------------------------
American Express Co.                                    17,725          741,082
American International Group Inc.                       37,735        2,082,217
Bear Stearns Companies Inc. (The)                        1,270           91,973
Capital One Financial Corp.                              3,140          154,425
Citigroup Inc.                                          74,726        3,198,273
Citigroup Inc. Warrants
 (Expires 12/31/50)/(1)/                                   800              816
Countrywide Financial Corp.                              1,641          114,164
E*TRADE Group Inc./(1)/                                 12,879          109,471
Edwards (A.G.) Inc.                                      1,481           50,650
Fannie Mae                                              13,676          922,309
Federated Investors Inc. Class B                         2,741           75,158
Franklin Resources Inc.                                  3,915          152,959
Freddie Mac                                              9,748          494,906
Goldman Sachs Group Inc. (The)                           6,754          565,647
Janus Capital Group Inc.                                 4,559           74,768
JP Morgan Chase & Co.                                   27,960          955,673
Knight Trading Group Inc./(1)/                           1,767           10,991
Legg Mason Inc.                                          1,025           66,574
Lehman Brothers Holdings Inc.                            3,475          231,018
MBNA Corp.                                              19,630          409,089
Merrill Lynch & Co. Inc.                                12,194          569,216
Metris Companies Inc.                                    8,929           49,556
Morgan Stanley                                          15,338          655,699
Providian Financial Corp./(1)/                           4,743           43,920
Schwab (Charles) Corp. (The)                            23,865          240,798
SLM Corp.                                                5,784          226,559
T. Rowe Price Group Inc.                                 2,731          103,095

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
World Acceptance Corp./(1)/                              3,873   $       63,052
-------------------------------------------------------------------------------
                                                                     12,454,058
-------------------------------------------------------------------------------

ELECTRIC - 1.15%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     9,170           58,229
Allegheny Energy Inc.                                    1,717           14,509
Ameren Corp.                                             1,382           60,946
American Electric Power Co. Inc.                         2,501           74,605
Calpine Corp./(1)/                                       5,088           33,581
CenterPoint Energy Inc.                                  6,613           53,896
Cinergy Corp.                                            2,041           75,088
CMS Energy Corp.                                         2,437           19,740
Consolidated Edison Inc.                                 2,827          122,353
Constellation Energy Group Inc.                          3,465          118,849
Dominion Resources Inc.                                  3,854          247,697
DQE Inc.                                                 4,313           64,997
DTE Energy Co.                                           2,706          104,560
Duke Energy Corp.                                       13,401          267,350
Edison International/(1)/                                6,610          108,602
Energy East Corp.                                        1,851           38,427
Entergy Corp.                                            2,920          154,118
Exelon Corp.                                             4,349          260,114
FirstEnergy Corp.                                        4,108          157,953
FPL Group Inc.                                           1,604          107,227
NiSource Inc.                                            5,049           95,931
Pepco Holdings Inc.                                      1,967           37,688
PG&E Corp./(1)/                                          6,797          143,757
Pinnacle West Capital Corp.                              1,507           56,437
PNM Resources Inc.                                         327            8,747
PPL Corp.                                                2,771          119,153
Progress Energy Inc.                                     2,680          117,652
Public Service Enterprise Group Inc.                     2,509          106,005
Reliant Resources Inc./(1)/                              5,215           31,968
SCANA Corp.                                              1,343           46,038
Southern Company                                         8,931          278,290
TECO Energy Inc.                                         2,071           24,831
Texas Genco Holdings Inc.                                  330            7,672
TXU Corp.                                                2,849           63,960
Wisconsin Energy Corp.                                   1,478           42,862
WPS Resources Corp.                                      4,194          168,599
Xcel Energy Inc.                                         7,853          118,109
-------------------------------------------------------------------------------
                                                                      3,610,540
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.06%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     4,905           76,469
Molex Inc.                                               3,912          105,585
Power-One Inc./(1)/                                      1,430           10,224
-------------------------------------------------------------------------------
                                                                        192,278
-------------------------------------------------------------------------------

ELECTRONICS - 0.36%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           7,539          147,387
Applera Corp. - Applied Biosystems Group                 4,339           82,571
Arrow Electronics Inc./(1)/                              2,688           40,965
Fairchild Semiconductor International Inc.
 Class A/(1)/                                            3,300           42,207
Jabil Circuit Inc./(1)/                                  4,317           95,406
Johnson Controls Inc.                                    1,269          108,626
Millipore Corp./(1)/                                     1,423           63,139
Parker Hannifin Corp.                                    1,623           68,150
PerkinElmer Inc.                                         2,415           33,351
Sanmina-SCI Corp./(1)/                                  10,043           63,371
Solectron Corp./(1)/                                    13,777           51,526
Symbol Technologies Inc.                                 5,372           69,890
Tektronix Inc./(1)/                                      3,209           69,314
Thermo Electron Corp./(1)/                               4,296           90,302
Vishay Intertechnology Inc./(1)/                         2,914           38,465
Waters Corp./(1)/                                        2,438           71,019
-------------------------------------------------------------------------------
                                                                      1,135,689
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.05%
-------------------------------------------------------------------------------
EMCOR Group Inc./(1)/                                    2,103          103,804
Fluor Corp.                                              1,858           62,503
-------------------------------------------------------------------------------
                                                                        166,307
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.08%
-------------------------------------------------------------------------------
Hollywood Entertainment Corp./(1)/                         438            7,534
International Game Technology Inc./(1)/                  1,321          135,178
International Speedway Corp. Class A                     2,475           97,787
Speedway Motorsports Inc.                                  290            7,772
-------------------------------------------------------------------------------
                                                                        248,271
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.09%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        4,597           46,200
Republic Services Inc./(1)/                              1,976           44,796
Waste Management Inc.                                    7,368          177,495
-------------------------------------------------------------------------------
                                                                        268,491
-------------------------------------------------------------------------------

FOOD - 1.01%
-------------------------------------------------------------------------------
Albertson's Inc.                                         3,898           74,842
Applebee's International Inc.                              472           14,835
Archer-Daniels-Midland Co.                              12,294          158,224
Campbell Soup Co.                                        6,993          171,328
CEC Entertainment Inc./(1)/                                259            9,565
ConAgra Foods Inc.                                       8,467          199,821
Dean Foods Co./(1)/                                      1,731           54,526
Del Monte Foods Co./(1)/                                 2,078           18,370
Flowers Foods Inc.                                       5,075          100,272
General Mills Inc.                                       4,457          211,306
Heinz (H.J.) Co.                                         4,223          139,275
Hershey Foods Corp.                                      1,658          115,496
Hormel Foods Corp.                                       2,904           68,825
IHOP Corp.                                                 282            8,903
Kellogg Co.                                              5,735          197,112
Kraft Foods Inc.                                         3,644          118,612

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

FOOD (Continued)
-------------------------------------------------------------------------------
Kroger Co./(1)/                                         11,139   $      185,799
McCormick & Co. Inc.                                     4,716          128,275
Safeway Inc./(1)/                                        4,870           99,640
Sara Lee Corp.                                          12,765          240,110
Smucker (J.M.) Co. (The)                                 3,814          152,140
Sonic Corp./(1)/                                           279            7,095
SUPERVALU Inc.                                           4,133           88,116
Sysco Corp.                                              9,648          289,826
Tyson Foods Inc. Class A                                 3,409           36,204
Whole Foods Market Inc./(1)/                               667           31,703
Winn-Dixie Stores Inc.                                   4,064           50,028
Wrigley (William Jr.) Co.                                3,262          183,422
-------------------------------------------------------------------------------
                                                                      3,153,670
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.23%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                      1,475           35,252
Bowater Inc.                                               531           19,886
Georgia-Pacific Corp.                                    4,034           76,444
International Paper Co.                                  6,141          219,418
Louisiana-Pacific Corp./(1)/                               918            9,951
MeadWestvaco Corp.                                       4,080          100,776
Plum Creek Timber Co. Inc.                               2,985           77,461
Temple-Inland Inc.                                         664           28,492
Weyerhaeuser Co.                                         2,801          151,254
-------------------------------------------------------------------------------
                                                                        718,934
-------------------------------------------------------------------------------

GAS - 0.06%
-------------------------------------------------------------------------------
KeySpan Corp.                                            2,175           77,104
Sempra Energy                                            3,995          113,977
-------------------------------------------------------------------------------
                                                                        191,081
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.14%
-------------------------------------------------------------------------------
Black & Decker Corp.                                     1,566           68,043
Emerson Electric Co.                                     5,430          277,473
SPX Corp./(1)/                                           1,351           59,525
Stanley Works (The)                                      1,449           39,992
-------------------------------------------------------------------------------
                                                                        445,033
-------------------------------------------------------------------------------

HEALTH CARE - 2.41%
-------------------------------------------------------------------------------
Aetna Inc.                                               1,379           83,016
Anthem Inc./(1)/                                         2,035          157,000
Apogent Technologies Inc./(1)/                           3,990           79,800
Apria Healthcare Group Inc./(1)/                         2,955           73,520
Bard (C.R.) Inc.                                         1,274           90,849
Bausch & Lomb Inc.                                       1,749           65,587
Baxter International Inc.                                8,822          229,372
Beckman Coulter Inc.                                     2,065           83,922
Becton, Dickinson & Co.                                  4,472          173,737
Biomet Inc.                                              5,253          150,551
Boston Scientific Corp./(1)/                             6,666          407,293
Cerner Corp./(1)/                                          353            8,101
Covance Inc./(1)/                                        2,892           52,345
Enzon Pharmaceuticals Inc./(1)/                          2,024           25,340
Express Scripts Inc./(1)/                                  857           58,550
Guidant Corp.                                            4,512          200,288
HCA Inc.                                                 7,730          247,669
Health Management Associates Inc. Class A                5,070           93,542
Health Net Inc./(1)/                                     2,253           74,236
Humana Inc./(1)/                                         4,790           72,329
Invacare Corp.                                           3,365          111,045
Johnson & Johnson                                       41,681        2,154,908
Laboratory Corp. of America Holdings/(1)/                1,933           58,280
Lincare Holdings Inc./(1)/                               1,458           45,942
Manor Care Inc./(1)/                                     3,465           86,660
Medtronic Inc.                                          17,111          820,815
Oxford Health Plans Inc./(1)/                            2,192           92,130
PacifiCare Health Systems Inc./(1)/                      1,148           56,631
Quest Diagnostics Inc./(1)/                              1,667          106,355
Renal Care Group Inc./(1)/                               2,696           94,926
St. Jude Medical Inc./(1)/                               2,835          163,012
Stryker Corp.                                            3,180          220,597
Tenet Healthcare Corp./(1)/                              8,282           96,485
UnitedHealth Group Inc.                                  8,304          417,276
Universal Health Services Inc. Class B/(1)/              1,122           44,454
Varian Medical Systems Inc./(1)/                           922           53,080
Viasys Healthcare Inc./(1)/                              3,574           73,982
Vital Images Inc./(1)/                                   4,449           82,218
WellPoint Health Networks Inc./(1)/                      2,172          183,100
Zimmer Holdings Inc./(1)/                                3,793          170,875
-------------------------------------------------------------------------------
                                                                      7,559,818
-------------------------------------------------------------------------------

HOME BUILDERS - 0.10%
-------------------------------------------------------------------------------
Centex Corp.                                               534           41,540
Clayton Homes Inc.                                       5,750           72,162
Lennar Corp. Class A                                       570           40,755
Lennar Corp. Class B                                        57            3,916
M.D.C. Holdings Inc.                                     1,521           73,434
Pulte Homes Inc.                                         1,394           85,954
-------------------------------------------------------------------------------
                                                                        317,761
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.11%
-------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                               2,929          102,984
Furniture Brands International Inc./(1)/                   327            8,535
Leggett & Platt Inc.                                     5,350          109,675
Maytag Corp.                                             2,209           53,944
Polycom Inc./(1)/                                        2,761           38,267
Whirlpool Corp.                                            686           43,698
-------------------------------------------------------------------------------
                                                                        357,103
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.14%
-------------------------------------------------------------------------------
Avery Dennison Corp.                                     1,401           70,330
Clorox Co.                                               2,503          106,753
Fortune Brands Inc.                                      1,754           91,559
Newell Rubbermaid Inc.                                   3,517           98,476

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES (Continued)
-------------------------------------------------------------------------------
Tupperware Corp.                                         4,287   $       61,561
Yankee Candle Co. Inc. (The)/(1)/                          355            8,243
-------------------------------------------------------------------------------
                                                                        436,922
-------------------------------------------------------------------------------

INSURANCE - 1.48%
-------------------------------------------------------------------------------
ACE Ltd.                                                 7,287          249,871
AFLAC Inc.                                               6,487          199,475
Allmerica Financial Corp./(1)/                           2,477           44,561
Allstate Corp. (The)                                    10,005          356,678
Ambac Financial Group Inc.                               1,411           93,479
American National Insurance Co.                            949           81,987
AON Corp.                                                4,369          105,206
Chubb Corp.                                              1,755          105,300
CIGNA Corp.                                              1,179           55,342
Cincinnati Financial Corp.                               3,872          143,612
CNA Financial Corp./(1)/                                 1,884           46,346
Fidelity National Financial Inc.                         1,532           47,124
Hancock (John) Financial Services Inc.                   3,703          113,793
Hartford Financial Services Group Inc.                   3,184          160,346
Jefferson-Pilot Corp.                                    1,636           67,829
Lincoln National Corp.                                   1,257           44,787
Loews Corp.                                              2,921          138,134
Marsh & McLennan Companies Inc.                          7,257          370,615
MBIA Inc.                                                1,849           90,139
MetLife Inc.                                             9,302          263,433
MGIC Investment Corp.                                    1,372           63,990
MONY Group Inc. (The)                                      323            8,705
Old Republic International Corp.                         2,192           75,120
PMI Group Inc. (The)                                     1,886           50,620
Principal Financial Group Inc.                           4,683          151,027
Progressive Corp. (The)                                  2,909          212,648
Protective Life Corp.                                    2,023           54,115
Prudential Financial Inc.                                7,456          250,894
Radian Group Inc.                                        1,491           54,645
SAFECO Corp.                                             2,842          100,266
St. Paul Companies Inc.                                  2,031           74,152
Stewart Information Services Corp./(1)/                  1,176           32,752
Torchmark Corp.                                          1,871           69,695
Travelers Property Casualty Corp. Class B               15,367          242,338
Unitrin Inc.                                             2,788           75,611
UNUMProvident Corp.                                      4,386           58,816
XL Capital Ltd. Class A                                  3,537          293,571
-------------------------------------------------------------------------------
                                                                      4,647,022
-------------------------------------------------------------------------------

IRON / STEEL - 0.05%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                              3,799           25,073
Nucor Corp.                                              1,357           66,289
United States Steel Corp.                                4,693           76,824
-------------------------------------------------------------------------------
                                                                        168,186
-------------------------------------------------------------------------------

LEISURE TIME - 0.14%
-------------------------------------------------------------------------------
Callaway Golf Co.                                        4,025           53,211
Harley-Davidson Inc.                                     4,758          189,654
Polaris Industries Inc.                                  2,067          126,914
Sabre Holdings Corp.                                     3,377           83,243
-------------------------------------------------------------------------------
                                                                        453,022
-------------------------------------------------------------------------------

LODGING - 0.17%
-------------------------------------------------------------------------------
Extended Stay America Inc./(1)/                            615            8,296
Harrah's Entertainment Inc./(1)/                         2,415           97,180
Hilton Hotels Corp.                                      8,029          102,691
Mandalay Resort Group                                    1,147           36,532
Marriott International Inc. Class A                      3,773          144,959
Park Place Entertainment Corp./(1)/                      5,994           54,485
Starwood Hotels & Resorts Worldwide Inc.                 3,465           99,064
-------------------------------------------------------------------------------
                                                                        543,207
-------------------------------------------------------------------------------

MACHINERY - 0.37%
-------------------------------------------------------------------------------
AGCO Corp./(1)/                                          2,791           47,670
Albany International Corp. Class A                         305            8,357
Briggs & Stratton Corp.                                  2,451          123,776
Caterpillar Inc.                                         5,120          284,979
Cummins Inc.                                               261            9,367
Deere & Co.                                              3,513          160,544
Dover Corp.                                              3,684          110,373
Idex Corp.                                               3,440          124,666
Ingersoll-Rand Co. Class A                               2,941          139,168
Kadant Inc./(1)/                                         2,901           54,394
Rockwell Automation Inc.                                 4,473          106,636
-------------------------------------------------------------------------------
                                                                      1,169,930
-------------------------------------------------------------------------------

MANUFACTURERS - 2.10%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                     807           33,329
Crane Co.                                                4,389           99,323
Danaher Corp.                                            2,085          141,884
Eastman Kodak Co.                                        4,194          114,706
Eaton Corp.                                                901           70,828
FMC Corp./(1)/                                           1,248           28,242
General Electric Co.                                   138,309        3,966,702
Honeywell International Inc.                            12,120          325,422
Illinois Tool Works Inc.                                 4,174          274,858
ITT Industries Inc.                                      1,690          110,627
Pall Corp.                                               2,621           58,973
Textron Inc.                                             2,574          100,437
3M Co.                                                   4,985          642,965
Tyco International Ltd.                                 31,982          607,018
-------------------------------------------------------------------------------
                                                                      6,575,314
-------------------------------------------------------------------------------

MEDIA - 2.15%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                               62,751        1,009,664
Belo (A.H.) Corp.                                        4,589          102,610
Cablevision Systems Corp./(1)/                             854           17,729

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MEDIA (Continued)
-------------------------------------------------------------------------------
Clear Channel Communications Inc./(1)/                   8,541   $      362,053
Comcast Corp. Class A/(1)/                              53,682        1,620,123
Dow Jones & Co. Inc.                                     1,891           81,370
Fox Entertainment Group Inc. Class A/(1)/                  915           26,334
Gannett Co. Inc.                                         3,865          296,871
Gemstar-TV Guide International Inc./(1)/                 4,845           24,661
Hispanic Broadcasting Corp./(1)/                         2,557           65,076
Knight Ridder Inc.                                       1,355           93,400
Liberty Corp.                                              171            7,268
Liberty Media Corp. Class A/(1)/                        32,944          380,833
McClatchy Co. (The) Class A                              2,329          134,197
McGraw-Hill Companies Inc. (The)                         2,642          163,804
New York Times Co. Class A                               2,805          127,628
Radio One Inc. Class D/(1)/                                447            7,943
Readers Digest Association Inc. (The)                    2,477           33,390
Tribune Co.                                              4,879          235,656
UnitedGlobalCom Inc. Class A/(1)/                        1,561            8,070
Univision Communications Inc. Class A/(1)/               3,143           95,547
Viacom Inc. Class B/(1)/                                25,178        1,099,271
Walt Disney Co. (The)                                   27,180          536,805
Washington Post Company (The) Class B                      119           87,215
Westwood One Inc./(1)/                                   1,618           54,899
Young Broadcasting Inc. Class A/(1)/                     3,300           69,729
-------------------------------------------------------------------------------
                                                                      6,742,146
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.06%
-------------------------------------------------------------------------------
Precision Castparts Corp.                                3,273          101,790
Worthington Industries Inc.                              6,188           82,919
-------------------------------------------------------------------------------
                                                                        184,709
-------------------------------------------------------------------------------

MINING - 0.23%
-------------------------------------------------------------------------------
Alcoa Inc.                                              13,182          336,141
Arch Coal Inc.                                           2,641           60,690
Freeport-McMoRan Copper & Gold Inc.                      2,154           52,773
Newmont Mining Corp.                                     6,523          211,737
Phelps Dodge Corp./(1)/                                  1,243           47,657
-------------------------------------------------------------------------------
                                                                        708,998
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.17%
-------------------------------------------------------------------------------
Herman Miller Inc.                                       3,790           76,596
HON Industries Inc.                                      3,940          120,170
Imagistics International Inc./(1)/                       2,817           72,679
Pitney Bowes Inc.                                        3,463          133,014
Xerox Corp./(1)/                                        13,514          143,113
-------------------------------------------------------------------------------
                                                                        545,572
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 2.47%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                       1,291           63,491
Anadarko Petroleum Corp.                                 3,754          166,940
Apache Corp.                                             2,624          170,717
Burlington Resources Inc.                                3,612          195,301
ChevronTexaco Corp.                                     14,694        1,060,907
ConocoPhillips                                          10,002          548,110
Devon Energy Corp.                                       4,218          225,241
Diamond Offshore Drilling Inc.                             729           15,302
Energen Corp.                                              225            7,493
ENSCO International Inc.                                 2,663           71,635
EOG Resources Inc.                                       3,155          132,005
Exxon Mobil Corp.                                       97,199        3,490,416
Houston Exploration Co./(1)/                             1,861           64,577
Kerr-McGee Corp.                                         1,712           76,698
Kinder Morgan Inc.                                       1,444           78,915
Marathon Oil Corp.                                       4,495          118,443
Nabors Industries Ltd./(1)/                              2,148           84,953
Newfield Exploration Co./(1)/                            1,533           57,564
Noble Corp./(1)/                                         2,017           69,183
Noble Energy Inc.                                        2,424           91,627
Occidental Petroleum Corp.                               5,517          185,095
Piedmont Natural Gas Co.                                 3,911          151,786
Pioneer Natural Resources Co./(1)/                       4,007          104,583
Rowan Companies Inc./(1)/                                1,940           43,456
Stone Energy Corp./(1)/                                    202            8,468
Transocean Inc./(1)/                                     4,936          108,444
Unocal Corp.                                             5,550          159,230
Valero Energy Corp.                                        416           15,113
WD-40 Co.                                                4,762          135,955
XTO Energy Inc.                                          1,988           39,979
-------------------------------------------------------------------------------
                                                                      7,741,627
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.37%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        4,889          164,124
BJ Services Co./(1)/                                     2,004           74,869
Cooper Cameron Corp./(1)/                                  386           19,447
FMC Technologies Inc./(1)/                               3,386           71,275
Grant Prideco Inc./(1)/                                  6,027           70,817
Halliburton Co.                                          5,745          132,135
Schlumberger Ltd.                                       10,529          500,865
Smith International Inc./(1)/                            1,358           49,893
Tidewater Inc.                                             820           24,083
Varco International Inc./(1)/                            2,982           58,447
-------------------------------------------------------------------------------
                                                                      1,165,955
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.07%
-------------------------------------------------------------------------------
Ball Corp.                                                 845           38,456
Bemis Co.                                                  811           37,955
Pactiv Corp./(1)/                                        2,356           46,437
Sealed Air Corp./(1)/                                    1,209           57,621
Smurfit-Stone Container Corp./(1)/                       4,169           54,322
-------------------------------------------------------------------------------
                                                                        234,791
-------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS - 3.88%
-------------------------------------------------------------------------------
Abbott Laboratories                                     22,281   $      975,017
Abgenix Inc./(1)/                                        3,992           41,876
Advanced Medical Optics Inc./(1)/                        2,019           34,424
Allergan Inc.                                            1,996          153,892
AmerisourceBergen Corp.                                  1,593          110,475
Bristol-Myers Squibb Co.                                25,654          696,506
Cardinal Health Inc.                                     6,301          405,154
Celgene Corp./(1)/                                       3,087           93,845
DENTSPLY International Inc.                              2,721          111,289
Forest Laboratories Inc./(1)/                            5,272          288,642
Gilead Sciences Inc./(1)/                                3,173          176,355
ICN Pharmaceuticals Inc.                                 3,639           60,990
ImClone Systems Inc./(1)/                                2,550           80,631
IVAX Corp./(1)/                                          2,933           52,354
King Pharmaceuticals Inc./(1)/                           5,234           77,254
Lilly (Eli) & Co.                                       16,245        1,120,418
Medarex Inc./(1)/                                        1,924           12,679
MedImmune Inc./(1)/                                      4,322          157,191
Merck & Co. Inc.                                        31,821        1,926,762
Mylan Laboratories Inc.                                  4,336          150,763
Neurocrine Biosciences Inc./(1)/                         2,224          111,067
Omnicare Inc.                                            2,252           76,095
Pfizer Inc.                                            111,786        3,817,492
Priority Healthcare Corp. Class B/(1)/                   4,203           77,966
Schering-Plough Corp.                                   21,025          391,065
Sepracor Inc./(1)/                                       4,187           75,492
Watson Pharmaceuticals Inc./(1)/                         2,101           84,817
Wyeth                                                   17,733          807,738
-------------------------------------------------------------------------------
                                                                     12,168,249
-------------------------------------------------------------------------------

PIPELINES - 0.10%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      4,435           18,627
El Paso Corp.                                           10,355           83,668
Questar Corp.                                            3,950          132,207
Williams Companies Inc.                                  9,943           78,550
-------------------------------------------------------------------------------
                                                                        313,052
-------------------------------------------------------------------------------

REAL ESTATE - 0.07%
-------------------------------------------------------------------------------
Catellus Development Corp./(1)/                          4,931          108,482
LNR Property Corp.                                       2,864          107,114
-------------------------------------------------------------------------------
                                                                        215,596
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.75%
-------------------------------------------------------------------------------
Annaly Mortgage Management Inc.                          3,077           61,263
Apartment Investment & Management Co. Class A            2,834           98,056
Archstone-Smith Trust                                    6,567          157,608
AvalonBay Communities Inc.                               3,365          143,484
Capital Automotive                                         369           10,328
Capstead Mortgage Corp.                                  5,400           60,858
CBL & Associates Properties Inc.                         3,759          161,637
Chelsea Property Group Inc.                              3,863          155,718
Duke Realty Corp.                                        1,154           31,793
Equity Office Properties Trust                           6,513          175,916
Equity Residential                                       6,196          160,786
General Growth Properties Inc.                           1,503           93,847
Host Marriott Corp./(1)/                                10,770           98,546
iStar Financial Inc.                                     4,445          162,243
Kimco Realty Corp.                                       1,176           44,570
ProLogis                                                 2,059           56,211
Public Storage Inc.                                      1,273           43,117
Simon Property Group Inc.                                3,945          153,973
SL Green Realty Corp.                                   10,101          352,424
Vornado Realty Trust                                     3,019          131,628
-------------------------------------------------------------------------------
                                                                      2,354,006
-------------------------------------------------------------------------------

RETAIL - 3.61%
-------------------------------------------------------------------------------
Aeropostale Inc./(1)/                                      400            8,592
Amazon.com Inc./(1)/                                     2,388           87,138
American Eagle Outfitters Inc./(1)/                        475            8,712
AnnTaylor Stores Corp./(1)/                                325            9,409
AutoNation Inc./(1)/                                     6,991          109,899
AutoZone Inc./(1)/                                       1,427          108,409
Bed Bath & Beyond Inc./(1)/                              5,147          199,755
Best Buy Co. Inc./(1)/                                   4,844          212,748
Big Lots Inc./(1)/                                         736           11,069
BJ's Wholesale Club Inc./(1)/                            1,414           21,295
Bob Evans Farms Inc.                                       297            8,206
Brinker International Inc./(1)/                          2,708           97,542
Burlington Coat Factory Warehouse Corp.                    714           12,781
CarMax Inc./(1)/                                         1,565           47,185
Cash America International Inc.                          8,518          112,608
Cato Corp. Class A                                         385            8,116
Christopher & Banks Corp./(1)/                             286           10,579
Circuit City Stores Inc.                                 4,986           43,877
Claire's Stores Inc.                                       283            7,177
Coach Inc./(1)/                                          1,203           59,837
CVS Corp.                                                6,427          180,149
Darden Restaurants Inc.                                  4,658           88,409
Dollar General Corp.                                     5,817          106,218
Dollar Tree Stores Inc./(1)/                             3,147           99,854
eBay Inc./(1)/                                           4,619          481,207
Edison Brothers Stores Warrants (Expires
 09/26/05)/(1)/(2)/                                         16               --
Family Dollar Stores Inc.                                2,603           99,304
Federated Department Stores Inc.                         2,702           99,569
Gap Inc. (The)                                          14,928          280,049
Group 1 Automotive Inc./(1)/                               253            8,200
Home Depot Inc.                                         34,281        1,135,387
Kohls Corp./(1)/                                         4,720          242,514
Limited Brands Inc.                                      9,715          150,583
Lowe's Companies Inc.                                   11,430          490,919
May Department Stores Co. (The)                          3,851           85,723
McDonald's Corp.                                        17,681          390,043
Men's Wearhouse Inc. (The)/(1)/                            452            9,876
MSC Industrial Direct Co. Inc. Class A/(1)/                389            6,963
Nordstrom Inc.                                           4,431           86,493

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

RETAIL (Continued)
-------------------------------------------------------------------------------
Office Depot Inc./(1)/                                   6,641   $       96,361
Outback Steakhouse Inc.                                  2,144           83,616
Pacific Sunwear of California Inc./(1)/                    321            7,733
Payless ShoeSource Inc./(1)/                             4,911           61,388
Penney (J.C.) Co. Inc. (Holding Co.)                     4,206           70,871
Pier 1 Imports Inc.                                      2,907           59,303
RadioShack Corp.                                         3,984          104,819
Regis Corp.                                                337            9,790
Rite Aid Corp./(1)/                                      6,847           30,469
Ross Stores Inc.                                         2,090           89,327
Ruby Tuesday Inc.                                          615           15,209
Saks Inc./(1)/                                           4,626           44,872
Sears, Roebuck and Co.                                   3,676          123,661
Sonic Automotive Inc./(1)/                                 542           11,875
Sports Resorts International Inc./(1)/                   1,135            5,516
Staples Inc./(1)/                                        7,889          144,763
Starbucks Corp./(1)/                                     6,990          171,395
Target Corp.                                            12,443          470,843
Tiffany & Co.                                            3,695          120,753
TJX Companies Inc.                                       9,408          177,247
Toys R Us Inc./(1)/                                      4,822           58,443
United Auto Group Inc./(1)/                                416            9,060
Walgreen Co.                                            14,765          444,427
Wal-Mart Stores Inc.                                    61,933        3,323,944
Wendy's International Inc.                               2,987           86,533
Yum! Brands Inc./(1)/                                    5,366          158,619
Zale Corp./(1)/                                          2,840          113,600
-------------------------------------------------------------------------------
                                                                     11,320,831
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.56%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         6,026           38,627
Altera Corp./(1)/                                        6,508          106,731
Analog Devices Inc./(1)/                                 5,277          183,745
Applied Materials Inc./(1)/                             21,621          342,909
Applied Micro Circuits Corp./(1)/                        6,014           36,385
Broadcom Corp. Class A/(1)/                              3,676           91,569
Conexant Systems Inc./(1)/                              30,027          123,111
Cree Inc./(1)/                                           2,714           44,184
Cypress Semiconductor Corp./(1)/                         3,327           39,924
Integrated Device Technology Inc./(1)/                   3,818           42,189
Intel Corp.                                             92,465        1,921,793
International Rectifier Corp./(1)/                       1,299           34,839
Intersil Corp. Class A/(1)/                              1,900           50,559
KLA-Tencor Corp./(1)/                                    2,989          138,959
Lam Research Corp./(1)/                                  3,733           67,978
Lattice Semiconductor Corp./(1)/                         2,510           20,657
Linear Technology Corp.                                  4,424          142,497
LSI Logic Corp./(1)/                                     6,050           42,834
Maxim Integrated Products Inc.                           4,746          162,266
Microchip Technology Inc.                                2,842           69,998
Micron Technology Inc./(1)/                              9,078          105,577
Mykrolis Corp./(1)/                                      5,198           52,760
National Semiconductor Corp./(1)/                        2,647           52,199
Novellus Systems Inc./(1)/                               2,240           82,031
NVIDIA Corp./(1)/                                        2,468           56,789
PMC-Sierra Inc./(1)/                                     3,800           44,574
QLogic Corp./(1)/                                        1,155           55,821
Rambus Inc./(1)/                                         2,199           36,437
Skyworks Solutions Inc./(1)/                             2,169           14,684
Teradyne Inc./(1)/                                       3,212           55,600
Texas Instruments Inc.                                  24,716          435,002
TriQuint Semiconductor Inc./(1)/                         2,598           10,808
Varian Semiconductor Equipment Associates
 Inc./(1)/                                               1,767           52,586
Vitesse Semiconductor Corp./(1)/                         4,520           22,238
Xilinx Inc./(1)/                                         5,016          126,955
-------------------------------------------------------------------------------
                                                                      4,905,815
-------------------------------------------------------------------------------

SOFTWARE - 2.61%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       4,537          145,502
Akamai Technologies Inc./(1)/                           18,014           86,107
Ariba Inc./(1)/                                          2,516            7,473
Autodesk Inc.                                            4,484           72,461
Automatic Data Processing Inc.                           8,500          287,810
BEA Systems Inc./(1)/                                    6,608           71,763
BMC Software Inc./(1)/                                   6,043           98,682
Cadence Design Systems Inc./(1)/                         5,858           70,647
Certegy Inc./(1)/                                        2,060           57,165
CheckFree Corp./(1)/                                     1,383           38,503
ChoicePoint Inc./(1)/                                    2,265           78,188
Citrix Systems Inc./(1)/                                 4,059           82,641
Computer Associates International Inc.                   9,739          216,985
Compuware Corp./(1)/                                     6,574           37,932
DoubleClick Inc./(1)/                                    2,130           19,703
Edwards (J.D.) & Co./(1)/                                  652            9,343
eFunds Corp./(1)/                                        2,862           32,999
Electronic Arts Inc./(1)/                                2,064          152,715
First Data Corp.                                        10,741          445,107
Fiserv Inc./(1)/                                         3,650          129,977
Global Payments Inc.                                       243            8,627
IMS Health Inc.                                          4,946           88,979
Intuit Inc./(1)/                                         3,461          154,118
Macromedia Inc./(1)/                                     2,463           51,822
Mercury Interactive Corp./(1)/                           1,904           73,513
Micromuse Inc./(1)/                                      1,824           14,574
Microsoft Corp.                                        150,918        3,865,010
Network Associates Inc./(1)/                             3,882           49,224
Novell Inc./(1)/                                         6,488           19,983
Oracle Corp./(1)/                                       75,901          912,330
Parametric Technology Corp./(1)/                         5,101           15,558
PeopleSoft Inc./(1)/                                     5,599           98,486
RealNetworks Inc./(1)/                                   1,767           11,980
Reynolds & Reynolds Co. (The) Class A                    3,534          100,931
Siebel Systems Inc./(1)/                                 8,041           76,711
Sybase Inc./(1)/                                         4,950           68,855
Symantec Corp./(1)/                                      2,439          106,975
TIBCO Software Inc./(1)/                                 4,024           20,482
webMethods Inc./(1)/                                     2,501           20,333

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SOFTWARE (Continued)
-------------------------------------------------------------------------------
Yahoo! Inc./(1)/                                         8,633   $      282,817
-------------------------------------------------------------------------------
                                                                      8,183,011
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.42%
-------------------------------------------------------------------------------
Advanced Fibre Communications Inc./(1)/                  2,745           44,661
American Tower Corp. Class A/(1)/                        5,226           46,250
Andrew Corp./(1)/                                        3,059           28,143
Avaya Inc./(1)/                                          6,795           43,896
CIENA Corp./(1)/                                         6,022           31,254
Comverse Technology Inc./(1)/                            3,074           46,202
Harris Corp.                                             1,603           48,170
JDS Uniphase Corp./(1)/                                 23,428           82,232
Motorola Inc.                                           35,637          336,057
QUALCOMM Inc.                                           10,451          373,623
RF Micro Devices Inc./(1)/                               3,041           18,307
Scientific-Atlanta Inc.                                  3,815           90,950
Sonus Networks Inc./(1)/                                12,056           60,642
Sycamore Networks Inc./(1)/                              1,698            6,503
Tellabs Inc./(1)/                                        7,394           48,579
-------------------------------------------------------------------------------
                                                                      1,305,469
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.98%
-------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                        44,595          366,125
Charter Communications Inc. Class A/(1)/                 4,144           16,452
Citizens Communications Co./(1)/                         6,591           84,958
Corning Inc./(1)/                                       16,334          120,708
Cox Communications Inc. Class A/(1)/                     2,252           71,839
Crown Castle International Corp./(1)/                    2,641           20,521
EchoStar Communications Corp./(1)/                       3,398          117,639
Emulex Corp./(1)/                                        1,654           37,662
General Motors Corp. Class H/(1)/                       12,486          159,946
InterDigital Communications Corp./(1)/                     322            7,525
Level 3 Communications Inc./(1)/                         5,588           37,104
Newport Corp./(1)/                                       2,512           37,178
Nextel Communications Inc. Class A/(1)/                 13,155          237,842
Powerwave Technologies Inc./(1)/                         1,444            9,054
Price Communications Corp./(1)/                            797           10,289
Qwest Communications International Inc./(1)/            29,649          141,722
Sprint Corp. (PCS Group)/(1)/                           16,803           96,617
Verizon Communications Inc.                             38,007        1,499,376
-------------------------------------------------------------------------------
                                                                      3,072,557
-------------------------------------------------------------------------------

TELEPHONE - 0.83%
-------------------------------------------------------------------------------
Alltel Corp.                                             5,515          265,933
AT&T Corp.                                               9,086          174,906
BellSouth Corp.                                         25,103          668,493
CenturyTel Inc.                                          1,940           67,609
Cincinnati Bell Inc./(1)/                                5,614           37,614
SBC Communications Inc.                                 45,284        1,157,006
Sprint Corp. (FON Group)                                12,700          182,880
Telephone & Data Systems Inc.                              932           46,320
-------------------------------------------------------------------------------
                                                                      2,600,761
-------------------------------------------------------------------------------

TEXTILES - 0.06%
-------------------------------------------------------------------------------
Cintas Corp.                                             3,666          129,923
Mohawk Industries Inc./(1)/                                697           38,704
Polo Ralph Lauren Corp.                                    328            8,459
-------------------------------------------------------------------------------
                                                                        177,086
-------------------------------------------------------------------------------

TOBACCO - 0.47%
-------------------------------------------------------------------------------
Altria Group Inc.                                       27,926        1,268,957
Loews Corporation - Carolina Group                         413           11,151
R.J. Reynolds Tobacco Holdings Inc.                      1,961           72,969
Universal Corp.                                            324           13,705
UST Inc.                                                 2,715           95,106
-------------------------------------------------------------------------------
                                                                      1,461,888
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.07%
-------------------------------------------------------------------------------
Hasbro Inc.                                              4,495           78,618
Mattel Inc.                                              7,798          147,538
-------------------------------------------------------------------------------
                                                                        226,156
-------------------------------------------------------------------------------

TRANSPORTATION - 0.63%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       3,910          111,200
CNF Inc.                                                 2,182           55,379
CSX Corp.                                                1,989           59,849
Expeditors International Washington Inc.                 1,276           44,201
FedEx Corp.                                              4,567          283,291
Kansas City Southern Industries Inc./(1)/                4,545           54,676
Landstar System Inc./(1)/                                1,625          102,131
Norfolk Southern Corp.                                   5,202           99,878
Union Pacific Corp.                                      2,819          163,558
United Parcel Service Inc. Class B                      15,940        1,015,378
-------------------------------------------------------------------------------
                                                                      1,989,541
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------------------
GATX Corp.                                               2,959           48,380
-------------------------------------------------------------------------------
                                                                         48,380
-------------------------------------------------------------------------------

WATER - 0.05%
-------------------------------------------------------------------------------
Connecticut Water Service Inc.                           2,671           68,244
Middlesex Water Co.                                      2,970           73,181
-------------------------------------------------------------------------------
                                                                        141,425
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $174,767,293)                                                152,975,591
-------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 15.98%

AUSTRALIA - 0.91%
-------------------------------------------------------------------------------
Coles Myer Ltd. ADR                                     10,219   $      381,169
National Australia Bank ADR                              5,471          614,120
Newcrest Mining Ltd.                                    34,883          178,966
News Corporation Ltd. ADR                                8,429          255,146
Rio Tinto PLC ADR                                        7,215          552,308
Westpac Banking Corp. Ltd. ADR                          16,195          885,543
-------------------------------------------------------------------------------
                                                                      2,867,252
-------------------------------------------------------------------------------

DENMARK - 0.21%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                    10,309          357,413
TDC A/S ADR                                             20,900          316,635
-------------------------------------------------------------------------------
                                                                        674,048
-------------------------------------------------------------------------------

FINLAND - 0.33%
-------------------------------------------------------------------------------
Nokia OYJ                                                9,561          157,444
Nokia OYJ ADR                                           41,416          680,465
Stora Enso OYJ Class R                                  16,832          188,071
-------------------------------------------------------------------------------
                                                                      1,025,980
-------------------------------------------------------------------------------

FRANCE - 1.42%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                     23,097          206,718
Autoroutes du Sud de la France SA                          647           18,909
Aventis SA ADR                                          14,219          777,779
AXA ADR                                                 42,045          656,322
BNP Paribas SA                                           1,358           69,006
Business Objects SA/(1)/                                   439            9,790
Cap Gemini SA/(1)/                                         324           11,504
Carrefour SA                                             2,100          102,924
Compagnie de Saint-Gobain SA                               780           30,696
European Aeronautic Defence and Space Co.                1,051           12,890
France Telecom SA/(1)/                                   1,803           44,225
France Telecom SA ADR                                    4,784          117,926
Groupe Wanadoo SA/(1)/                                   3,331           22,301
Lafarge SA                                                 179           10,490
L'Oreal SA                                               7,421          523,245
LVMH Moet Hennessy Louis Vuitton SA                     10,094          500,635
Renault SA                                                 626           33,097
Sanofi-Synthelabo SA                                       600           35,140
STMicroelectronics NV                                    2,000           41,938
Suez SA                                                  2,116           33,679
Total SA                                                14,341        1,087,048
Valeo SA                                                   331           11,479
Vivendi Universal SA ADR/(1)/                            7,022          129,486
-------------------------------------------------------------------------------
                                                                      4,487,227
-------------------------------------------------------------------------------

GERMANY - 1.02%
-------------------------------------------------------------------------------
Allianz AG                                                 700           58,182
DaimlerChrysler AG                                      16,229          563,471
Deutsche Bank AG                                         2,250          145,932
Deutsche Telekom AG ADR/(1)/                            25,311          384,727
E.ON AG                                                 12,825          659,354
Infineon Technologies AG/(1)/                            1,346           13,015
Marschollek, Lautenschlaeger und Partner AG/(1)/           773           11,540
Muenchener Rueckversicherungs- Gesellschaft AG             226           23,041
RWE AG                                                  13,510          407,869
SAP AG                                                     463           54,604
SAP AG ADR                                              11,445          334,423
Siemens AG                                              10,761          527,908
-------------------------------------------------------------------------------
                                                                      3,184,066
-------------------------------------------------------------------------------

GREECE - 0.00%
-------------------------------------------------------------------------------
Public Power Corp.                                         611           11,016
-------------------------------------------------------------------------------
                                                                         11,016
-------------------------------------------------------------------------------

HONG KONG - 0.17%
-------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                             51,500          150,574
Bank of East Asia Ltd.                                  78,800          155,616
Giordano International Ltd.                            150,000           46,646
Hang Lung Properties Ltd.                               26,000           23,506
Hong Kong Exchanges & Clearing Ltd.                     18,000           25,852
Sino Land Co. Ltd.                                     350,000          108,840
Wharf Holdings Ltd.                                      9,000           17,312
-------------------------------------------------------------------------------
                                                                        528,346
-------------------------------------------------------------------------------

IRELAND - 0.17%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                              18,163          543,255
-------------------------------------------------------------------------------
                                                                        543,255
-------------------------------------------------------------------------------

ITALY - 0.59%
-------------------------------------------------------------------------------
Assicurazioni Generali SpA                               7,000          162,216
Benetton Group SpA ADR                                  15,905          334,005
Eni SpA                                                  8,227          124,423
ENI-Ente Nazionale Idrocarburi SpA ADR                   7,224          549,313
Fiat SpA ADR/(1)/                                       21,073          151,304
San Paolo-IMI SpA ADR                                   28,328          533,133
-------------------------------------------------------------------------------
                                                                      1,854,394
-------------------------------------------------------------------------------

JAPAN - 3.55%
-------------------------------------------------------------------------------
Anritsu Corp./(1)/                                      12,000           65,459
Asatsu-DK Inc.                                           5,500           98,480
Bridgestone Corp.                                        2,000           27,150
Canon Inc. ADR                                           8,640          394,416
CSK Corp.                                                3,000           81,699
Daicel Chemical Industries Ltd.                         31,000           98,364
Daimaru Inc. (The)                                      24,000           96,340
Fuji Photo Film Co. Ltd. ADR                             9,554          275,251
Fujikura Ltd.                                           13,000           42,873

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

JAPAN (Continued)
-------------------------------------------------------------------------------
Gunma Bank Ltd.                                         14,000   $       63,660
Hitachi Cable Ltd.                                      15,000           40,475
Hitachi Ltd. ADR                                         5,544          234,511
Honda Motor Company Ltd. ADR                            16,116          307,010
Ito-Yokado Co. Ltd. ADR/(2)/                             6,819          162,838
Japan Airlines System Corp. ADR                         17,084          182,059
JFE Holdings Inc.                                        7,900          118,426
JGC Corp.                                               14,000           94,208
JSR Corp.                                               10,000          121,507
Kaken Pharmaceutical Co. Ltd.                           20,000          107,266
Katokichi Co. Ltd.                                       7,800          132,842
Kikkoman Corp.                                          28,000          184,918
Kinden Corp.                                            41,000          137,606
Kirin Brewery Co. Ltd. ADR                              80,800          562,368
Kubota Corp. ADR                                        18,584          251,813
Kurita Water Industries Ltd.                            10,500          116,215
Kyocera Corp. ADR                                        2,671          152,247
Makita Corp. ADR                                        11,884           93,884
Matsushita Electric Industrial Co. Ltd. ADR             29,617          297,651
Meitec Corp.                                             4,500          136,790
Millea Holdings Inc.                                        14          107,033
Millea Holdings Inc. ADR                                11,943          459,089
Mitsubishi Corp. ADR                                    23,108          315,424
Mitsubishi Gas Chemical Co. Inc.                        46,000           97,306
Mitsui & Co. ADR                                         3,265          321,603
Mitsui Engineering & Shipbuilding Co. Ltd               67,000           84,256
Mitsui O.S.K. Lines Ltd.                                34,000          103,352
Mitsui Trust Holdings Inc./(1)/                         55,000          120,924
Mitsumi Electric Co. Ltd.                                7,100           73,380
Namco Ltd.                                               5,700           90,953
NEC Corp. ADR                                           23,721          119,554
Nichirei Corp.                                          42,000          146,558
Nikon Corp./(1)/                                         7,000           57,656
Nippon Sanso Corp.                                      31,000           99,654
Nippon Telegraph & Telephone Corp. ADR                  15,712          311,098
Nishimatsu Construction Co. Ltd.                        49,000          166,496
Nissan Chemical Industries Ltd.                         18,000           96,240
Nissan Motor Co. Ltd. ADR                               15,513          292,420
Nomura Holdings Inc.                                     4,000           50,768
NTT DoCoMo Inc.                                            137          296,648
Oki Electric Industry Co. Ltd./(1)/                     37,000          106,000
Pioneer Corp. ADR                                        7,850          178,745
Q.P. Corp.                                              22,500          177,639
Ricoh Corp. Ltd. ADR                                     2,589          216,829
Rohm Co. Ltd.                                            1,500          163,523
Sekisui Chemical Co. Ltd.                               48,000          162,299
Seven-Eleven Japan Co. Ltd.                              2,000           49,802
77 Bank Ltd. (The)                                      10,000           45,388
Showa Denko K.K./(1)/                                   49,000           85,288
Softbank Corp.                                           3,300           62,523
Sony Corp. ADR                                           7,740          216,720
Sumitomo Metal Industries Ltd.                         169,000          116,819
Sumitomo Metal Mining Co. Ltd.                          11,000           42,140
Suruga Bank Ltd. (The)                                   8,000           46,038
Takeda Chemical Industries Ltd.                            500           18,447
Takuma Co. Ltd                                          25,000          121,591
Teikoku Oil Co. Ltd.                                    42,000          137,114
Toda Corp.                                              50,000          107,433
Tokyo Electric Power Co. Inc. (The)                      3,000           57,339
Toyota Motor Corp.                                       1,000           25,900
Toyota Motor Corp. ADR                                   9,697          502,305
Ube Industries Ltd.                                     51,000           75,178
Yamazaki Baking Co. Ltd.                                24,000          152,904
Yokogawa Electric Corp.                                 15,000          115,803
-------------------------------------------------------------------------------
                                                                     11,072,505
-------------------------------------------------------------------------------

NETHERLANDS - 1.20%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                 42,781          816,689
Aegon NV ADR                                            22,161          222,496
Akzo Nobel NV ADR                                       12,353          329,207
ING Groep NV                                             1,218           21,162
ING Groep NV ADR                                        15,416          270,242
Koninklijke Ahold NV ADR                                30,081          251,778
Koninklijke KPN NV/(1)/                                  7,193           50,965
Koninklijke Philips Electronics NV NY Shares            22,377          427,624
Reed Elsevier NV ADR                                    22,113          525,184
Royal Dutch Petroleum Co.                               17,386          806,994
-------------------------------------------------------------------------------
                                                                      3,722,341
-------------------------------------------------------------------------------

NEW ZEALAND - 0.06%
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                    7,975          194,271
-------------------------------------------------------------------------------
                                                                        194,271
-------------------------------------------------------------------------------

NORWAY - 0.00%
-------------------------------------------------------------------------------
Gjensidige NOR ASA                                         418           14,622
-------------------------------------------------------------------------------
                                                                         14,622
-------------------------------------------------------------------------------

PANAMA - 0.12%
-------------------------------------------------------------------------------
Carnival Corp.                                          11,870          385,894
-------------------------------------------------------------------------------
                                                                        385,894
-------------------------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                        14,551          129,504
-------------------------------------------------------------------------------
                                                                        129,504
-------------------------------------------------------------------------------

SINGAPORE - 0.19%
-------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing Ltd.
 ADR/(1)/                                                1,909            9,831
Neptune Orient Lines Ltd./(1)/                         120,000          100,852
Parkway Holdings Ltd.                                  211,000           93,458
Singapore Exchange Ltd.                                197,000          153,260
SMRT Corp. Ltd.                                        335,000          117,944

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SINGAPORE (Continued)
-------------------------------------------------------------------------------
ST Assembly Test Services Ltd./(1)/                     64,000   $       62,147
Venture Corp. Ltd.                                       6,000           54,855
-------------------------------------------------------------------------------
                                                                        592,347
-------------------------------------------------------------------------------

SPAIN - 0.77%
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR                  41,026          430,363
Banco Santander Central Hispano SA ADR                 101,283          893,316
Repsol YPF SA ADR                                       24,863          402,035
Telefonica SA                                            6,336           73,560
Telefonica SA ADR                                       17,784          614,793
-------------------------------------------------------------------------------
                                                                      2,414,067
-------------------------------------------------------------------------------

SWEDEN - 0.19%
-------------------------------------------------------------------------------
ASSA Abloy AB Class B                                    1,056           10,224
Hennes & Mauritz AB Class B                              1,098           25,238
Modern Times Group AB Class B/(1)/                         906           13,921
OM AB                                                    2,725           19,404
Svenska Cellulosa AB Class B                            10,768          367,903
Telefonaktiebolaget LM Ericsson AB ADR/(1)/             10,924          116,122
Telefonaktiebolaget LM Ericsson AB Class B/(1)/         23,786           25,554
WM-Data AB Class B/(1)/                                  6,872           10,473
-------------------------------------------------------------------------------
                                                                        588,839
-------------------------------------------------------------------------------

SWITZERLAND - 1.22%
-------------------------------------------------------------------------------
Adecco SA ADR                                           29,005          303,102
Centerpulse ADR                                          9,711          262,197
Credit Suisse Group                                      7,486          197,022
Kudelski SA - Bearer/(1)/                                1,347           24,413
Nestle SA                                                4,045          834,652
Novartis AG                                             29,463        1,165,861
Swiss Re                                                 2,422          134,193
UBS AG - Registered                                     12,436          691,781
Zurich Financial Services AG/(1)/                        1,341          159,884
-------------------------------------------------------------------------------
                                                                      3,773,105
-------------------------------------------------------------------------------

UNITED KINGDOM - 3.82%
-------------------------------------------------------------------------------
ARM Holdings PLC/(1)/                                   22,819           25,229
AstraZeneca PLC ADR                                     22,275          908,152
BAE Systems PLC                                         13,711           32,241
Barclays PLC ADR/(3)/                                   29,055          869,326
BHP Billiton PLC                                        44,433          233,894
BP PLC                                                  84,389          585,217
BP PLC ADR                                              22,914          962,846
British American Tobacco PLC                             3,780           42,883
British Sky Broadcasting PLC ADR/(1)/                    6,827          307,898
British Telecom PLC ADR                                 14,358          483,290
Cadbury Schweppes PLC ADR                               28,624          692,128
Centrica PLC                                            15,000           43,502

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
-------------------------------------------------------------------------------
Diageo PLC ADR                                          22,388   $      979,699
GlaxoSmithKline PLC ADR                                 35,085        1,422,346
Hanson PLC ADR                                          15,682          443,173
HBOS PLC                                                 8,823          114,218
Hong Kong & Shanghai Banking ADR                        10,802          638,506
HSBC Holdings PLC                                       60,201          711,279
International Power PLC/(1)/                            10,297           21,962
National Grid Transco PLC                               10,120           68,635
Reuters Group PLC ADR                                    6,052          106,394
Royal Bank of Scotland Group PLC                        30,801          864,047
Scottish Power PLC                                       2,816           16,914
Shell Transport & Trading Co. PLC                       23,700          156,434
Tesco PLC                                               10,624           38,437
Unilever PLC                                             4,892           38,950
Vodafone Group PLC ADR                                  62,167        1,221,582
-------------------------------------------------------------------------------
                                                                     12,029,182
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $63,985,929)                                                  50,092,261
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $238,753,222)                                                203,067,852
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 33.52%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.38%, 02/15/31                              $    6,530,000        7,353,139
  8.00%, 11/15/21                                   1,000,000        1,448,711
 10.38%, 11/15/12                                   3,000,000        3,996,210
U.S. Treasury Notes
  1.50%, 02/28/05                                     970,000          974,661
  1.63%, 01/31/05                                     960,000          966,600
  1.63%, 04/30/05                                   3,510,000        3,533,033
  1.88%, 09/30/04                                   5,350,000        5,402,665
  2.00%, 05/15/06                                   4,705,000        4,754,991
  2.25%, 07/31/04                                   3,990,000        4,041,591
  3.25%, 08/15/07                                   1,370,000        1,429,777
  3.88%, 02/15/13                                     960,000          987,862
  4.00%, 11/15/12                                   1,930,000        2,008,331
  4.38%, 05/15/07                                   5,970,000        6,485,844
  4.63%, 05/15/06                                   7,540,000        8,173,533
  4.75%, 11/15/08                                   3,620,000        4,012,969
  4.88%, 02/15/12                                   1,830,000        2,034,159
  5.00%, 02/15/11                                   6,110,000        6,858,237
  5.00%, 08/15/11                                   1,810,000        2,030,311
  5.63%, 05/15/08                                   5,060,000        5,800,814
  5.88%, 11/15/05                                   7,760,000        8,562,982
  6.00%, 08/15/04                                   2,300,000        2,426,679
  6.50%, 05/15/05                                   8,290,000        9,091,801
  6.50%, 02/15/10                                   3,770,000        4,573,628
  6.75%, 05/15/05                                   6,420,000        7,070,275

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

  7.88%,  11/15/04                              $    1,000,000   $    1,091,367
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $102,788,840)                                                105,110,170
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 24.40%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(4)/                          44,653,996       44,653,996
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(4)/                          12,043,913       12,043,913
BlackRock Temp Cash Money Market Fund/(4)/             607,365          607,365
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(4)/                  3,158,151        3,158,151
Short Term Investment Co. - Prime
 Money Market Portfolio, Institutional Shares/(4)/   1,338,213        1,338,213
Abbey National Treasury Services
 PLC, Time Deposit
  1.38%, 07/01/03/(4)/                          $      802,928          802,928
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                 669,006          669,006
  1.17%, 08/15/03/(4)/                               1,003,716        1,003,716
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%, 10/30/03/(4)/                                 535,285          535,285
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04/(4)/                                 588,784          588,784
  1.31%, 05/24/04/(4)/                               1,338,079        1,338,079
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                               1,338,012        1,338,012
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04/(4)/                                 669,106          669,106
HBOS Treasury Services PLC, Floating Rate
 Note
  1.27%, 06/24/04/(4)/                               1,338,213        1,338,213
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04/(4)/                                 267,643          267,643
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04/(4)/                                 669,073          669,073
  1.22%, 04/13/04/(4)/                                 669,073          669,073
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04/(4)/                                 668,972          668,972
  1.08%, 03/29/04/(4)/                                 669,106          669,106
  1.29%, 05/04/04/(4)/                                 669,073          669,073
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03/(4)/                               1,338,146        1,338,146

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04/(4)/                          $      669,106   $      669,106
  1.14%, 05/17/04/(4)/                                 802,928          802,928
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $76,507,887)                                                  76,507,887
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.30%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%./(4)/                        669,106          669,106
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%./(4)/                                        267,643          267,643
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $936,749)                                                        936,749
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 122.98%
(Cost $418,986,698)                                                 385,622,658
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (22.98%)                           (72,057,708)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $  313,564,950
===============================================================================

/(1)/   Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 75.90%

U.S. COMMON STOCKS - 57.33%

ADVERTISING - 0.13%
-------------------------------------------------------------------------------
Harte-Hanks Inc.                                         1,320   $       25,081
Interpublic Group of Companies Inc.                      3,501           46,843
Omnicom Group Inc.                                       1,363           97,727
-------------------------------------------------------------------------------
                                                                        169,651
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.78%
-------------------------------------------------------------------------------
Alliant Techsystems Inc./(1)/                              283           14,691
Boeing Co. (The)                                         6,608          226,787
General Dynamics Corp.                                   1,630          118,175
Goodrich (B.F.) Co.                                      1,107           23,247
L-3 Communications Holdings Inc./(1)/                      482           20,962
Lockheed Martin Corp.                                    2,955          140,569
Northrop Grumman Corp.                                   1,323          114,162
Raytheon Co.                                             3,127          102,691
Rockwell Collins Inc.                                    1,815           44,703
United Technologies Corp.                                3,328          235,722
-------------------------------------------------------------------------------
                                                                      1,041,709
-------------------------------------------------------------------------------

AIRLINES - 0.11%
-------------------------------------------------------------------------------
AMR Corp./(1)/                                           1,274           14,014
Continental Airlines Inc. Class B/(1)/                     486            7,275
Delta Air Lines Inc.                                     1,828           26,835
Northwest Airlines Corp./(1)/                            1,001           11,301
Southwest Airlines Co.                                   4,697           80,788
-------------------------------------------------------------------------------
                                                                        140,213
-------------------------------------------------------------------------------

APPAREL - 0.18%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                            1,246           36,458
Liz Claiborne Inc.                                       1,436           50,619
Nike Inc. Class B                                        2,254          120,566
VF Corp.                                                 1,083           36,790
-------------------------------------------------------------------------------
                                                                        244,433
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.29%
-------------------------------------------------------------------------------
Ford Motor Company                                      13,253          145,650
General Motors Corp.                                     3,972          142,992
Navistar International Corp./(1)/                        1,106           36,089
PACCAR Inc.                                                977           66,006
-------------------------------------------------------------------------------
                                                                        390,737
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.08%
-------------------------------------------------------------------------------
Dana Corp.                                               1,629           18,831
Delphi Corp.                                             4,186           36,125
Goodyear Tire & Rubber Co. (The)                         2,652           13,923
Lear Corp./(1)/                                            374           17,211
Visteon Corp.                                            3,065           21,057
-------------------------------------------------------------------------------
                                                                        107,147
-------------------------------------------------------------------------------

BANKS - 4.62%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          3,431           74,933
Associated Bancorp                                       1,388           51,189
Bank of America Corp.                                   10,038          793,303
Bank of Hawaii Corp.                                     1,383           45,846
Bank of New York Co. Inc. (The)                          4,966          142,773
Bank One Corp.                                           7,276          270,522
Banknorth Group Inc.                                     1,030           26,286
BB&T Corp.                                               3,035          104,100
Century Bancorp Inc. Class A                             1,609           47,916
Charter One Financial Inc.                               1,778           55,438
Citizens Banking Corp.                                   1,700           45,509
City National Corp.                                        625           27,850
Comerica Inc.                                            1,610           74,865
Commerce Bancorp Inc.                                      817           30,311
Commerce Bancshares Inc.                                 1,368           53,284
Compass Bancshares Inc.                                  1,491           52,081
Eastern Virginia Bankshares                              1,460           33,507
Fifth Third Bancorp                                      4,210          241,401
First Citizens Banc Corp.                                1,399           36,304
First State Bancorp                                      1,606           44,181
First Tennessee National Corp.                             993           43,603
First Virginia Banks Inc.                                1,308           56,401
FleetBoston Financial Corp.                              7,871          233,847
Golden West Financial Corp.                                912           72,969
GreenPoint Financial Corp.                                 562           28,628
Heartland Financial USA Inc.                                42            1,352
Hibernia Corp. Class A                                   1,646           29,891
Hudson United Bancorp                                    2,000           68,300
Huntington Bancshares Inc.                               2,058           40,172
KeyCorp                                                  2,953           74,622
M&T Bank Corp.                                             884           74,450
Marshall & Ilsley Corp.                                  1,933           59,111
Mellon Financial Corp.                                   2,281           63,298
Mercantile Bankshares Corp.                              1,219           48,004
Nara Bancorp Inc.                                        2,216           42,104
National City Corp.                                      4,425          144,742
National Commerce Financial Corp.                        2,695           59,802
New York Community Bancorp Inc.                          2,803           81,539
North Fork Bancorp Inc.                                  1,406           47,888
Northern Trust Corp.                                     1,350           56,416
Old Point Financial Corp.                                  491           14,391
PNC Financial Services Group                             1,820           88,834
Popular Inc.                                               957           36,931
Regions Financial Corp.                                  1,892           63,912
Sky Financial Group Inc.                                 2,008           43,614
SouthTrust Corp.                                         2,916           79,315
Sovereign Bancorp Inc.                                   1,825           28,561
State Street Corp.                                       2,408           94,875
SunTrust Banks Inc.                                      2,138          126,869
Synovus Financial Corp.                                  1,821           39,152
TCF Financial Corp.                                        743           29,601
Trustmark Corp.                                          1,344           34,232
U.S. Bancorp                                            13,714          335,993
UCBH Holdings Inc.                                       3,839          110,103

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
Union Planters Corp.                                     1,046   $       32,457
UnionBanCal Corp.                                          670           27,718
Valley National Bancorp                                  2,416           63,662
Wachovia Corp.                                           8,763          350,169
Washington Federal Inc.                                  2,879           66,591
Washington Mutual Inc.                                   5,876          242,679
Wells Fargo & Company                                   11,701          589,730
Wilmington Trust Corp.                                   1,088           31,933
Zions Bancorporation                                       939           47,523
-------------------------------------------------------------------------------
                                                                      6,157,583
-------------------------------------------------------------------------------

BEVERAGES - 1.32%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            4,735          241,722
Brown-Forman Corp. Class B                                 755           59,358
Coca-Cola Co. (The)                                     17,457          810,179
Coca-Cola Enterprises Inc.                               3,770           68,425
Coors (Adolf) Company Class B                              287           14,057
Pepsi Bottling Group Inc.                                1,843           36,897
PepsiAmericas Inc.                                         797           10,010
PepsiCo Inc.                                            11,716          521,362
-------------------------------------------------------------------------------
                                                                      1,762,010
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.79%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                          9,223          612,776
Applera Corp. - Celera Genomics Group/(1)/               1,576           16,264
Biogen Inc./(1)/                                         1,101           41,838
Cephalon Inc./(1)/                                         506           20,827
Chiron Corp./(1)/                                        1,477           64,574
CuraGen Corp./(1)/                                       1,146            6,360
Genentech Inc./(1)/                                      1,734          125,056
Genzyme Corp. - General Division/(1)/                    1,667           69,681
IDEC Pharmaceuticals Corp./(1)/                          1,041           35,394
Millennium Pharmaceuticals Inc./(1)/                     3,438           54,080
-------------------------------------------------------------------------------
                                                                      1,046,850
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.12%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                      508           37,556
Masco Corp.                                              3,690           88,006
Vulcan Materials Co.                                       910           33,734
-------------------------------------------------------------------------------
                                                                        159,296
-------------------------------------------------------------------------------

CHEMICALS - 0.81%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            1,500           62,400
Ashland Inc.                                               478           14,665
Cabot Corp.                                                809           23,218
Cabot Microelectronics Corp./(1)/                          506           25,538
Crompton Corp.                                           1,379            9,722
Dow Chemical Co. (The)                                   7,061          218,609
Du Pont (E.I.) de Nemours and Co.                        7,001          291,522
Eastman Chemical Co.                                       522           16,532
Engelhard Corp.                                          1,064           26,355
IMC Global Inc.                                          1,055            7,079
Lubrizol Corp.                                             831           25,753
Lyondell Chemical Co.                                    1,089           14,734
Millennium Chemicals Inc.                                  895            8,511
Monsanto Co.                                             1,786           38,649
Olin Corp.                                               1,597           27,309
PPG Industries Inc.                                      1,029           52,211
Praxair Inc.                                               871           52,347
Rohm & Haas Co.                                          1,770           54,923
Sherwin-Williams Co. (The)                               1,202           32,310
Sigma-Aldrich Corp.                                        741           40,147
Valspar Corp. (The)                                        927           39,138
-------------------------------------------------------------------------------
                                                                      1,081,672
-------------------------------------------------------------------------------

COAL - 0.01%
-------------------------------------------------------------------------------
Massey Energy Co.                                          573            7,535
-------------------------------------------------------------------------------
                                                                          7,535
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.09%
-------------------------------------------------------------------------------
Actuant Corp. Class A/(1)/                                 726           34,354
Apollo Group Inc. Class A/(1)/                           1,457           89,984
Arbitron Inc./(1)/                                         775           27,667
Block (H & R) Inc.                                       1,518           65,653
Career Education Corp./(1)/                                562           38,452
Caremark Rx Inc./(1)/                                    2,138           54,904
Cendant Corp./(1)/                                       7,772          142,383
Concord EFS Inc./(1)/                                    3,992           58,762
Convergys Corp./(1)/                                     1,507           24,112
Deluxe Corp.                                               877           39,290
Donnelley (R.R.) & Sons Co.                              1,257           32,858
Dun & Bradstreet Corp./(1)/                                981           40,319
Ecolab Inc.                                              1,978           50,637
Equifax Inc.                                             1,389           36,114
First Health Group Corp./(1)/                            1,414           39,026
Hudson Highland Group Inc./(1)/                            112            2,129
InterActiveCorp/(1)/                                     2,470           97,738
iPayment Holdings Inc./(1)/                                 98            2,339
Iron Mountain Inc./(1)/                                    847           31,415
Landauer Inc.                                              901           37,689
Manpower Inc.                                              988           36,645
McKesson Corp.                                           2,365           84,525
Monster Worldwide Inc./(1)/                              1,500           29,595
Moody's Corp.                                            1,025           54,028
MPS Group Inc./(1)/                                      1,184            8,146
Paychex Inc.                                             2,375           69,611
Petroleum Helicopters Inc./(1)/                          1,032           32,560
Quintiles Transnational Corp./(1)/                       1,523           21,611
Rent-A-Center Inc./(1)/                                    715           54,204
Robert Half International Inc./(1)/                      1,884           35,683
ServiceMaster Co. (The)                                  2,527           27,039
Valassis Communications Inc./(1)/                          788           20,267
Viad Corp.                                               1,512           33,854
-------------------------------------------------------------------------------
                                                                      1,453,593
-------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMPUTERS - 3.18%
-------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/             692   $       31,645
Apple Computer Inc./(1)/                                 3,046           58,240
Brocade Communications Systems Inc./(1)/                 2,788           16,421
Ceridian Corp./(1)/                                      1,531           25,981
Cisco Systems Inc./(1)/                                 49,501          826,172
Computer Sciences Corp./(1)/                             1,335           50,890
Dell Computer Corp./(1)/                                18,106          578,668
Diebold Inc.                                               693           29,972
DST Systems Inc./(1)/                                      819           31,122
Echelon Corp./(1)/                                       1,392           19,168
Electronic Data Systems Corp.                            3,348           71,815
Electronics For Imaging Inc./(1)/                        1,077           21,852
EMC Corp./(1)/                                          15,753          164,934
Enterasys Networks Inc./(1)/                             3,377           10,232
FactSet Research Systems Inc.                              829           36,517
Fair Isaac Corp.                                           520           26,754
Gateway Inc./(1)/                                        2,019            7,369
Hewlett-Packard Co.                                     22,208          473,030
International Business Machines Corp.                   12,269        1,012,192
Internet Security Systems Inc./(1)/                        830           12,027
Juniper Networks Inc./(1)/                               3,334           41,242
Lexmark International Inc./(1)/                            999           70,699
Maxtor Corp./(1)/                                        1,755           13,180
McDATA Corp. Class A/(1)/                                  787           11,545
Mentor Graphics Corp./(1)/                               1,504           21,778
Mindspeed Technologies Inc./(1)/                         3,449            9,312
NCR Corp./(1)/                                             814           20,855
Network Appliance Inc./(1)/                              2,864           46,425
Palm Inc./(1)/                                           1,683           27,382
Quantum Corp./(1)/                                       1,386            5,613
RSA Security Inc./(1)/                                     545            5,859
SanDisk Corp./(1)/                                       1,699           68,555
Seagate Technology Inc./(2)/                             2,893               --
Storage Technology Corp./(1)/                            1,077           27,722
Sun Microsystems Inc./(1)/                              22,723          104,526
SunGard Data Systems Inc./(1)/                           2,364           61,251
Synopsys Inc./(1)/                                         699           43,233
3Com Corp./(1)/                                          3,048           14,265
Unisys Corp./(1)/                                        1,914           23,504
VeriSign Inc./(1)/                                       1,825           25,240
Veritas Software Corp./(1)/                              2,953           84,663
-------------------------------------------------------------------------------
                                                                      4,231,850
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.21%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 828           42,311
Avon Products Inc.                                       1,884          117,185
Colgate-Palmolive Co.                                    3,780          219,051
Estee Lauder Companies Inc. Class A                        728           24,410
Gillette Co. (The)                                       7,032          224,040
International Flavors & Fragrances Inc.                    921           29,408
Kimberly-Clark Corp.                                     3,466          180,717
Procter & Gamble Co.                                     8,751          780,414
-------------------------------------------------------------------------------
                                                                      1,617,536
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.20%
-------------------------------------------------------------------------------
CDW Corp./(1)/                                             521           23,862
Costco Wholesale Corp./(1)/                              3,323          121,622
Fastenal Co.                                               818           27,763
Genuine Parts Co.                                        1,475           47,215
Grainger (W.W.) Inc.                                       797           37,268
Tech Data Corp./(1)/                                       437           11,672
-------------------------------------------------------------------------------
                                                                        269,402
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.83%
-------------------------------------------------------------------------------
American Express Co.                                     9,429          394,226
American International Group Inc.                       18,910        1,043,454
AmeriCredit Corp./(1)/                                   1,587           13,569
Bear Stearns Companies Inc. (The)                          670           48,521
Capital One Financial Corp.                              1,939           95,360
CIT Group Inc.                                           1,474           36,334
Citigroup Inc.                                          37,341        1,598,195
Citigroup Inc. Warrants (Expires 12/31/50)/(1)/            900              918
Countrywide Financial Corp.                              1,065           74,092
Edwards (A.G.) Inc.                                      1,527           52,223
Fannie Mae                                               6,784          457,513
Federal Agricultural Mortgage Corp./(1)/                 1,118           24,987
Federated Investors Inc. Class B                         1,300           35,646
Financial Federal Corp./(1)/                               903           22,033
Franklin Resources Inc.                                  2,637          103,028
Freddie Mac                                              4,748          241,056
Gabelli Asset Management Inc. Class A/(1)/               1,457           52,598
Goldman Sachs Group Inc. (The)                           3,144          263,310
Janus Capital Group Inc.                                 2,980           48,872
JP Morgan Chase & Co.                                   14,925          510,136
Legg Mason Inc.                                            728           47,284
Lehman Brothers Holdings Inc.                            1,869          124,251
MBNA Corp.                                               8,931          186,122
Merrill Lynch & Co. Inc.                                 6,613          308,695
Morgan Stanley                                           7,428          317,547
Neuberger Berman Inc.                                      958           38,234
Providian Financial Corp./(1)/                           2,006           18,576
Schwab (Charles) Corp. (The)                             9,519           96,047
SLM Corp.                                                3,072          120,330
T. Rowe Price Group Inc.                                 1,553           58,626
-------------------------------------------------------------------------------
                                                                      6,431,783
-------------------------------------------------------------------------------

ELECTRIC - 1.54%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     3,979           25,267
Ameren Corp.                                             1,042           45,952
American Electric Power Co. Inc.                         2,676           79,825

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRIC (Continued)
-------------------------------------------------------------------------------
Calpine Corp./(1)/                                       2,946   $       19,444
CenterPoint Energy Inc.                                  2,983           24,311
Cinergy Corp.                                            1,815           66,774
Consolidated Edison Inc.                                 1,335           57,779
Constellation Energy Group Inc.                          1,802           61,809
Dominion Resources Inc.                                  2,365          151,999
DTE Energy Co.                                           1,312           50,696
Duke Energy Corp.                                        6,989          139,431
Edison International/(1)/                                3,010           49,454
Energy East Corp.                                        1,011           20,988
Entergy Corp.                                            1,583           83,551
Exelon Corp.                                             2,512          150,243
FirstEnergy Corp.                                        2,346           90,204
FPL Group Inc.                                           1,242           83,028
Hawaiian Electric Industries Inc.                        1,106           50,710
NiSource Inc.                                            1,782           33,858
Northeast Utilities                                      3,738           62,574
NSTAR                                                    1,593           72,561
Pepco Holdings Inc.                                      1,075           20,597
PG&E Corp./(1)/                                          3,226           68,230
Pinnacle West Capital Corp.                                519           19,437
PPL Corp.                                                1,715           73,745
Progress Energy Inc.                                     1,625           71,337
Public Service Enterprise Group Inc.                     1,584           66,924
Reliant Resources Inc./(1)/                              2,352           14,418
SCANA Corp.                                                734           25,162
Southern Company                                         5,061          157,701
Texas Genco Holdings Inc.                                  149            3,464
TXU Corp.                                                1,956           43,912
Wisconsin Energy Corp.                                     808           23,432
Xcel Energy Inc.                                         3,000           45,120
-------------------------------------------------------------------------------
                                                                      2,053,937
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.07%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     1,623           25,303
Hubbell Inc. Class B                                       909           30,088
Molex Inc.                                               1,552           41,888
-------------------------------------------------------------------------------
                                                                         97,279
-------------------------------------------------------------------------------

ELECTRONICS - 0.43%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           3,487           68,171
Applera Corp. - Applied Biosystems Group                 2,328           44,302
Arrow Electronics Inc./(1)/                              1,045           15,926
Avnet Inc./(1)/                                            973           12,338
AVX Corp.                                                1,680           18,463
Cymer Inc./(1)/                                            583           18,399
Jabil Circuit Inc./(1)/                                  2,008           44,377
Johnson Controls Inc.                                      639           54,698
Millipore Corp./(1)/                                       712           31,591
Parker Hannifin Corp.                                      820           34,432
PerkinElmer Inc.                                           768           10,606
Sanmina-SCI Corp./(1)/                                   3,910           24,672
Solectron Corp./(1)/                                     4,669           17,462
Symbol Technologies Inc.                                 2,262           29,429
Tektronix Inc./(1)/                                      1,144           24,710
Thermo Electron Corp./(1)/                               1,602           33,674
Thomas & Betts Corp./(1)/                                  525            7,586
Varian Inc./(1)/                                           844           29,261
Vishay Intertechnology Inc./(1)/                         1,410           18,612
Waters Corp./(1)/                                          957           27,877
-------------------------------------------------------------------------------
                                                                        566,586
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                                781           26,273
-------------------------------------------------------------------------------
                                                                         26,273
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.12%
-------------------------------------------------------------------------------
Dover Motorsports Inc.                                   9,600           39,360
Expedia Inc./(1)/                                          372           28,413
International Game Technology Inc./(1)/                    683           69,891
Macrovision Corp./(1)/                                   1,223           24,362
-------------------------------------------------------------------------------
                                                                        162,026
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.09%
-------------------------------------------------------------------------------
Republic Services Inc./(1)/                              1,080           24,484
Waste Management Inc.                                    3,919           94,409
-------------------------------------------------------------------------------
                                                                        118,893
-------------------------------------------------------------------------------

FOOD - 1.09%
-------------------------------------------------------------------------------
Albertson's Inc.                                         2,300           44,160
Archer-Daniels-Midland Co.                               4,670           60,103
Arden Group Inc. Class A/(1)/                              200           11,800
Campbell Soup Co.                                        2,618           64,141
ConAgra Foods Inc.                                       3,726           87,934
Dean Foods Co./(1)/                                      1,560           49,140
Del Monte Foods Co./(1)/                                   972            8,592
General Mills Inc.                                       2,220          105,250
Heinz (H.J.) Co.                                         2,997           98,841
Hershey Foods Corp.                                        766           53,360
Hormel Foods Corp.                                         728           17,254
Kellogg Co.                                              2,791           95,927
Kraft Foods Inc.                                         1,809           58,883
Kroger Co./(1)/                                          5,143           85,785
McCormick & Co. Inc.                                     1,380           37,536
Safeway Inc./(1)/                                        4,265           87,262
Sara Lee Corp.                                           5,550          104,395
Smithfield Foods Inc./(1)/                               1,814           41,577
Smucker (J.M.) Co. (The)                                   561           22,378
SUPERVALU Inc.                                           1,104           23,537
Sysco Corp.                                              4,416          132,657
Tyson Foods Inc. Class A                                 3,571           37,924
Whole Foods Market Inc./(1)/                               445           21,151
Winn-Dixie Stores Inc.                                   1,163           14,317

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

FOOD (Continued)
-------------------------------------------------------------------------------
Wrigley (William Jr.) Co.                                1,502   $       84,457
-------------------------------------------------------------------------------
                                                                      1,448,361
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.30%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                        751           17,949
Bowater Inc.                                               534           19,998
Georgia-Pacific Corp.                                    3,210           60,830
International Paper Co.                                  3,556          127,056
MeadWestvaco Corp.                                       1,432           35,370
Plum Creek Timber Co. Inc.                               1,006           26,106
Temple-Inland Inc.                                         974           41,794
Weyerhaeuser Co.                                         1,397           75,438
-------------------------------------------------------------------------------
                                                                        404,541
-------------------------------------------------------------------------------

GAS - 0.11%
-------------------------------------------------------------------------------
KeySpan Corp.                                            1,471           52,147
Nicor Inc.                                               1,366           50,692
Sempra Energy                                            1,553           44,307
-------------------------------------------------------------------------------
                                                                        147,146
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.17%
-------------------------------------------------------------------------------
Black & Decker Corp.                                       617           26,809
Emerson Electric Co.                                     2,941          150,285
SPX Corp./(1)/                                             636           28,022
Stanley Works (The)                                      1,002           27,655
-------------------------------------------------------------------------------
                                                                        232,771
-------------------------------------------------------------------------------

HEALTH CARE - 2.70%
-------------------------------------------------------------------------------
Aetna Inc.                                                 864           52,013
AMERIGROUP Corp./(1)/                                      164            6,101
Anthem Inc./(1)/                                         1,116           86,099
Apogent Technologies Inc./(1)/                           1,095           21,900
Apria Healthcare Group Inc./(1)/                           295            7,340
Bard (C.R.) Inc.                                           535           38,151
Bausch & Lomb Inc.                                         719           26,962
Baxter International Inc.                                4,338          112,788
Beckman Coulter Inc.                                       750           30,480
Becton, Dickinson & Co.                                  1,798           69,852
Biomet Inc.                                              2,026           58,065
Boston Scientific Corp./(1)/                             3,139          191,793
Cerner Corp./(1)/                                          795           18,245
Covance Inc./(1)/                                          517            9,358
Express Scripts Inc./(1)/                                  314           21,452
Guidant Corp.                                            2,314          102,718
HCA Inc.                                                 3,232          103,553
Health Management Associates Inc. Class A                2,282           42,103
Health Net Inc./(1)/                                     1,540           50,743
IDEXX Laboratories Inc./(1)/                             1,024           34,345
Johnson & Johnson                                       20,953        1,083,270
Laboratory Corp. of America Holdings/(1)/                  774           23,336
Lincare Holdings Inc./(1)/                               1,264           39,829
Matria Healthcare Inc./(1)/                              2,470           43,595
Medtronic Inc.                                           9,013          432,354
Micro Therapeutics Inc./(1)/                             3,778           16,019
Mid Atlantic Medical Services Inc./(1)/                    275           14,382
Oxford Health Plans Inc./(1)/                              959           40,307
PacifiCare Health Systems Inc./(1)/                        809           39,908
Pediatrix Medical Group Inc./(1)/                          106            3,779
Quest Diagnostics Inc./(1)/                                716           45,681
Renal Care Group Inc./(1)/                                 933           32,851
St. Jude Medical Inc./(1)/                               1,165           66,987
Steris Corp./(1)/                                        1,145           26,438
Stryker Corp.                                            1,391           96,494
Tenet Healthcare Corp./(1)/                              3,181           37,059
UnitedHealth Group Inc.                                  4,062          204,115
Universal Health Services Inc. Class B/(1)/                519           20,563
Varian Medical Systems Inc./(1)/                           637           36,672
Viasys Healthcare Inc./(1)/                                590           12,213
Vital Images Inc./(1)/                                   2,386           44,093
WellPoint Health Networks Inc./(1)/                        950           80,085
Zimmer Holdings Inc./(1)/                                1,492           67,215
-------------------------------------------------------------------------------
                                                                      3,591,306
-------------------------------------------------------------------------------

HOME BUILDERS - 0.19%
-------------------------------------------------------------------------------
Centex Corp.                                               622           48,385
Clayton Homes Inc.                                       1,189           14,922
D.R. Horton Inc.                                         1,200           33,720
KB Home                                                    744           46,113
Lennar Corp. Class A                                       598           42,757
Lennar Corp. Class B                                        59            4,053
NVR Inc./(1)/                                               72           29,592
Pulte Homes Inc.                                           603           37,181
-------------------------------------------------------------------------------
                                                                        256,723
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.16%
-------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                                 871           30,624
Harman International Industries Inc.                       392           31,023
Hooker Furniture Corp.                                   1,119           27,673
Leggett & Platt Inc.                                     1,920           39,360
Maytag Corp.                                               849           20,733
Whirlpool Corp.                                          1,032           65,738
-------------------------------------------------------------------------------
                                                                        215,151
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.21%
-------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                    1,269           24,923
Avery Dennison Corp.                                       859           43,122
Clorox Co.                                               1,472           62,781
Dial Corp. (The)                                         1,667           32,423
Fortune Brands Inc.                                      1,053           54,967
Newell Rubbermaid Inc.                                   2,043           57,204
-------------------------------------------------------------------------------
                                                                        275,420
-------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

INSURANCE - 1.80%
-------------------------------------------------------------------------------
ACE Ltd.                                                 2,438   $       83,599
AFLAC Inc.                                               4,076          125,337
Allmerica Financial Corp./(1)/                             819           14,734
Allstate Corp. (The)                                     4,986          177,751
Ambac Financial Group Inc.                                 677           44,851
American Financial Group Inc.                              792           18,058
American National Insurance Co.                            169           14,600
AON Corp.                                                1,871           45,054
Chubb Corp.                                              1,399           83,940
CIGNA Corp.                                                972           45,626
Cincinnati Financial Corp.                               1,483           55,004
Fidelity National Financial Inc.                           837           25,746
Hancock (John) Financial Services Inc.                   2,300           70,679
Hartford Financial Services Group Inc.                   1,848           93,065
Jefferson-Pilot Corp.                                      547           22,679
Lincoln National Corp.                                     937           33,385
Loews Corp.                                              1,211           57,268
Markel Corp./(1)/                                          169           43,264
Marsh & McLennan Companies Inc.                          3,575          182,575
MBIA Inc.                                                  914           44,558
Mercury General Corp.                                      387           17,667
MetLife Inc.                                             5,440          154,061
MGIC Investment Corp.                                      714           33,301
MONY Group Inc. (The)                                      946           25,495
Old Republic International Corp.                         1,194           40,918
PMI Group Inc. (The)                                       896           24,049
Principal Financial Group Inc.                           2,700           87,075
Progressive Corp. (The)                                  1,721          125,805
Protective Life Corp.                                    1,066           28,516
Prudential Financial Inc.                                3,972          133,658
Radian Group Inc.                                          692           25,362
SAFECO Corp.                                             1,296           45,723
St. Paul Companies Inc.                                  1,376           50,238
Torchmark Corp.                                            794           29,577
Transatlantic Holdings Inc.                                165           11,410
Travelers Property Casualty Corp. Class B                8,249          130,087
21st Century Insurance Group                               577            8,251
Unitrin Inc.                                               904           24,516
UNUMProvident Corp.                                      1,866           25,023
XL Capital Ltd. Class A                                  1,192           98,936
-------------------------------------------------------------------------------
                                                                      2,401,441
-------------------------------------------------------------------------------

IRON / STEEL - 0.07%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                                806            5,320
Nucor Corp.                                                545           26,623
Schnitzer Steel Industries Inc. Class A                  1,319           58,194
-------------------------------------------------------------------------------
                                                                         90,137
-------------------------------------------------------------------------------

LEISURE TIME - 0.15%
-------------------------------------------------------------------------------
Brunswick Corp.                                          1,445           36,154
Callaway Golf Co.                                          992           13,114
Harley-Davidson Inc.                                     2,362           94,149
Polaris Industries Inc.                                    334           20,508
Sabre Holdings Corp.                                     1,245           30,689
-------------------------------------------------------------------------------
                                                                        194,614
-------------------------------------------------------------------------------

LODGING - 0.20%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                           970           39,033
Hilton Hotels Corp.                                      2,863           36,618
Mandalay Resort Group                                      549           17,486
Marriott International Inc. Class A                      1,828           70,232
MGM Grand Inc./(1)/                                        961           32,847
Park Place Entertainment Corp./(1)/                      1,659           15,080
Starwood Hotels & Resorts Worldwide Inc.                 1,914           54,721
-------------------------------------------------------------------------------
                                                                        266,017
-------------------------------------------------------------------------------

MACHINERY - 0.33%
-------------------------------------------------------------------------------
Caterpillar Inc.                                         2,504          139,373
Cognex Corp./(1)/                                          565           12,628
Deere & Co.                                              1,577           72,069
Dover Corp.                                              1,512           45,300
Imation Corp.                                              660           24,961
Ingersoll-Rand Co. Class A                               1,879           88,914
Robbins & Myers Inc.                                     1,401           25,919
Rockwell Automation Inc.                                 1,515           36,118
-------------------------------------------------------------------------------
                                                                        445,282
-------------------------------------------------------------------------------

MANUFACTURERS - 2.61%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                   1,494           61,702
Crane Co.                                                  886           20,050
Danaher Corp.                                            1,139           77,509
Eastman Kodak Co.                                        2,600           71,110
Eaton Corp.                                                662           52,040
General Electric Co.                                    71,541        2,051,796
Harsco Corp.                                             1,070           38,574
Honeywell International Inc.                             6,415          172,243
Illinois Tool Works Inc.                                 2,411          158,764
ITT Industries Inc.                                        819           53,612
Jacuzzi Brands Inc./(1)/                                 1,030            5,449
Pall Corp.                                               1,542           34,695
Pentair Inc.                                               900           35,154
Textron Inc.                                             1,049           40,932
3M Co.                                                   2,588          333,800
Tyco International Ltd.                                 14,291          271,243
-------------------------------------------------------------------------------
                                                                      3,478,673
-------------------------------------------------------------------------------

MEDIA - 2.58%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                               33,221          534,526
Beasley Broadcast Group Inc. Class A/(1)/                1,000           13,680
Belo (A.H.) Corp.                                        1,801           40,270
Cablevision Systems Corp./(1)/                           1,400           29,064

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MEDIA (Continued)
-------------------------------------------------------------------------------
Clear Channel Communications Inc./(1)/                   4,380   $      185,668
Comcast Corp. Class A/(1)/                              25,822          779,308
Dow Jones & Co. Inc.                                     1,307           56,240
Fox Entertainment Group Inc. Class A/(1)/                  895           25,758
Gannett Co. Inc.                                         1,698          130,423
Gemstar-TV Guide International Inc./(1)/                 1,884            9,590
Hearst-Argyle Television Inc./(1)/                         867           22,455
Hispanic Broadcasting Corp./(1)/                         1,182           30,082
Hollinger International Inc.                             3,150           33,926
Knight Ridder Inc.                                         617           42,530
Liberty Media Corp. Class A/(1)/                        20,200          233,512
McGraw-Hill Companies Inc. (The)                         1,152           71,424
Meredith Corp.                                             861           37,884
New York Times Co. Class A                               1,006           45,773
Readers Digest Association Inc. (The)                      751           10,123
Scripps (E.W.) Co. Class A                                 252           22,357
Tribune Co.                                              2,391          115,485
UnitedGlobalCom Inc. Class A/(1)/                          803            4,152
Univision Communications Inc. Class A/(1)/               1,677           50,981
Viacom Inc. Class B/(1)/                                13,108          572,295
Walt Disney Co. (The)                                   13,869          273,913
Washington Post Company (The) Class B                       52           38,111
Westwood One Inc./(1)/                                   1,003           34,032
-------------------------------------------------------------------------------
                                                                      3,443,562
-------------------------------------------------------------------------------

MINING - 0.21%
-------------------------------------------------------------------------------
Alcoa Inc.                                               5,763          146,957
Newmont Mining Corp.                                     3,291          106,826
Phelps Dodge Corp./(1)/                                    770           29,522
-------------------------------------------------------------------------------
                                                                        283,305
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.18%
-------------------------------------------------------------------------------
Herman Miller Inc.                                       1,334           26,960
HON Industries Inc.                                      1,589           48,465
Imagistics International Inc./(1)/                         857           22,111
Pitney Bowes Inc.                                        2,282           87,652
Xerox Corp./(1)/                                         4,675           49,508
-------------------------------------------------------------------------------
                                                                        234,696
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.04%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                         686           33,737
Anadarko Petroleum Corp.                                 1,926           85,649
Apache Corp.                                             1,037           67,467
Burlington Resources Inc.                                1,346           72,778
Chesapeake Utilities Corp.                               2,741           61,947
ChevronTexaco Corp.                                      7,804          563,449
ConocoPhillips                                           5,111          280,083
Devon Energy Corp.                                       2,041          108,989
Diamond Offshore Drilling Inc.                             987           20,717
ENSCO International Inc.                                 1,754           47,183
EOG Resources Inc.                                       1,071           44,811
Equitable Resources Inc.                                 1,336           54,429
Exxon Mobil Corp.                                       49,162        1,765,407
Houston Exploration Co./(1)/                               440           15,268
Kerr-McGee Corp.                                           639           28,627
Kinder Morgan Inc.                                       1,330           72,685
Marathon Oil Corp.                                       1,891           49,828
Murphy Oil Corp.                                         1,036           54,494
Nabors Industries Ltd./(1)/                              1,515           59,918
Noble Corp./(1)/                                         1,484           50,901
Noble Energy Inc.                                          639           24,154
Occidental Petroleum Corp.                               2,814           94,410
Patina Oil & Gas Corp.                                     443           14,242
Penn Virginia Corp.                                      1,200           51,600
Pioneer Natural Resources Co./(1)/                         788           20,567
Plains Exploration & Production Co./(1)/                 1,900           20,539
Plains Resource Inc./(1)/                                1,900           26,885
Rowan Companies Inc./(1)/                                1,398           31,315
Sunoco Inc.                                                862           32,532
Transocean Inc./(1)/                                     4,025           88,429
Unocal Corp.                                             1,784           51,183
Valero Energy Corp.                                        993           36,076
XTO Energy Inc.                                          1,070           21,518
-------------------------------------------------------------------------------
                                                                      4,051,817
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.37%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        1,975           66,301
BJ Services Co./(1)/                                     1,406           52,528
Cooper Cameron Corp./(1)/                                  491           24,737
Grant Prideco Inc./(1)/                                  1,147           13,477
Halliburton Co.                                          2,687           61,801
Patterson-UTI Energy Inc./(1)/                           1,291           41,828
Schlumberger Ltd.                                        3,526          167,732
Smith International Inc./(1)/                            1,240           45,558
Varco International Inc./(1)/                              889           17,424
-------------------------------------------------------------------------------
                                                                        491,386
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.12%
-------------------------------------------------------------------------------
Ball Corp.                                                 634           28,853
Bemis Co.                                                  754           35,287
Pactiv Corp./(1)/                                        1,261           24,854
Sealed Air Corp./(1)/                                      701           33,410
Smurfit-Stone Container Corp./(1)/                       1,532           19,962
Sonoco Products Co.                                        896           21,522
-------------------------------------------------------------------------------
                                                                        163,888
-------------------------------------------------------------------------------

PHARMACEUTICALS - 4.60%
-------------------------------------------------------------------------------
Abbott Laboratories                                     11,199          490,068
Abgenix Inc./(1)/                                        2,346           24,610
Advanced Medical Optics Inc./(1)/                          220            3,751
Allergan Inc.                                              880           67,848

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
-------------------------------------------------------------------------------
AmerisourceBergen Corp.                                    767   $       53,191
Bone Care International Inc./(1)/                        3,700           51,430
Bristol-Myers Squibb Co.                                13,823          375,294
Cardinal Health Inc.                                     3,351          215,469
Celgene Corp./(1)/                                         933           28,363
DENTSPLY International Inc.                              1,170           47,853
Discovery Laboratories Inc./(1)/                         7,443           47,784
Forest Laboratories Inc./(1)/                            2,829          154,888
Gilead Sciences Inc./(1)/                                1,463           81,314
ICN Pharmaceuticals Inc.                                 1,562           26,179
IVAX Corp./(1)/                                          1,396           24,919
King Pharmaceuticals Inc./(1)/                           2,148           31,704
Lilly (Eli) & Co.                                        8,081          557,347
Medicis Pharmaceutical Corp. Class A                       261           14,799
MedImmune Inc./(1)/                                      1,908           69,394
Merck & Co. Inc.                                        16,069          972,978
Mylan Laboratories Inc.                                  1,731           60,187
Neurocrine Biosciences Inc./(1)/                           657           32,811
Pfizer Inc.                                             57,148        1,951,604
Schering-Plough Corp.                                   10,375          192,975
Sepracor Inc./(1)/                                       1,354           24,413
Sybron Dental Specialties Inc./(1)/                      1,406           33,182
Tanox Inc./(1)/                                          1,876           30,110
Watson Pharmaceuticals Inc./(1)/                           915           36,939
Wyeth                                                    9,532          434,183
-------------------------------------------------------------------------------
                                                                      6,135,587
-------------------------------------------------------------------------------

PIPELINES - 0.05%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      2,689           11,294
El Paso Corp.                                            3,205           25,896
Williams Companies Inc.                                  3,520           27,808
-------------------------------------------------------------------------------
                                                                         64,998
-------------------------------------------------------------------------------

REAL ESTATE - 0.09%
-------------------------------------------------------------------------------
Shurgard Storage Centers Inc. Class A                    1,982           65,565
Urstadt Biddle Properties Inc. Class A                   4,500           57,870
-------------------------------------------------------------------------------
                                                                        123,435
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.75%
-------------------------------------------------------------------------------
Apartment Investment & Management Co. Class A            1,145           39,617
Archstone-Smith Trust                                    1,971           47,304
Arden Realty Inc.                                        2,216           57,505
AvalonBay Communities Inc.                                 854           36,415
Boston Properties Inc.                                   1,245           54,531
Capital Automotive                                         162            4,534
CarrAmerica Realty Corp.                                 1,774           49,335
Crescent Real Estate Equities Co.                        2,271           37,721
Duke Realty Corp.                                        2,251           62,015
Equity Office Properties Trust                           2,477           66,904
Equity Residential                                       1,552           40,274
General Growth Properties Inc.                           1,299           81,110
Highwoods Properties Inc.                                2,196           48,971
Host Marriott Corp./(1)/                                 3,386           30,982
Kimco Realty Corp.                                       1,414           53,591
Liberty Property Trust                                     520           17,992
Mack-Cali Realty Corp.                                   1,472           53,551
ProLogis                                                 1,125           30,713
Public Storage Inc.                                        936           31,702
Rouse Co. (The)                                          1,455           55,436
Simon Property Group Inc.                                1,425           55,618
Vornado Realty Trust                                     1,014           44,210
-------------------------------------------------------------------------------
                                                                      1,000,031
-------------------------------------------------------------------------------

RETAIL - 4.17%
-------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                     1,029           29,234
Amazon.com Inc./(1)/                                     1,672           61,011
AutoNation Inc./(1)/                                     3,167           49,785
AutoZone Inc./(1)/                                         753           57,205
Barnes & Noble Inc./(1)/                                   718           16,550
Bed Bath & Beyond Inc./(1)/                              2,124           82,432
Best Buy Co. Inc./(1)/                                   2,597          114,060
Big Lots Inc./(1)/                                       1,599           24,049
BJ's Wholesale Club Inc./(1)/                              416            6,265
Borders Group Inc./(1)/                                  1,186           20,885
Brinker International Inc./(1)/                          1,068           38,469
CarMax Inc./(1)/                                         1,497           45,135
Circuit City Stores Inc.                                 2,234           19,659
Coach Inc./(1)/                                            886           44,070
CVS Corp.                                                2,642           74,055
Darden Restaurants Inc.                                  1,961           37,220
Dollar General Corp.                                     2,506           45,760
Dollar Tree Stores Inc./(1)/                             1,336           42,391
eBay Inc./(1)/                                           2,459          256,179
Family Dollar Stores Inc.                                1,486           56,691
Federated Department Stores Inc.                         1,529           56,344
FreeMarkets Inc./(1)/                                      984            6,849
Gap Inc. (The)                                           6,066          113,798
Home Depot Inc.                                         17,853          591,291
Kohls Corp./(1)/                                         2,461          126,446
Krispy Kreme Doughnuts Inc./(1)/                           816           33,603
Limited Brands Inc.                                      4,179           64,775
Lowe's Companies Inc.                                    5,672          243,612
May Department Stores Co. (The)                          2,244           49,951
McDonald's Corp.                                        11,257          248,329
Michaels Stores Inc./(1)/                                  490           18,649
Nordstrom Inc.                                           1,586           30,959
Office Depot Inc./(1)/                                   3,402           49,363
Outback Steakhouse Inc.                                    951           37,089
Payless ShoeSource Inc./(1)/                               663            8,288
Penney (J.C.) Co. Inc. (Holding Co.)                     1,674           28,207
Pier 1 Imports Inc.                                      1,591           32,456
RadioShack Corp.                                         1,430           37,623
Rite Aid Corp./(1)/                                      3,998           17,791

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

RETAIL (Continued)
-------------------------------------------------------------------------------
Ross Stores Inc.                                           776   $       33,166
Saks Inc./(1)/                                           2,048           19,866
Sears, Roebuck and Co.                                   2,444           82,216
Staples Inc./(1)/                                        3,465           63,583
Starbucks Corp./(1)/                                     2,745           67,307
Target Corp.                                             6,969          263,707
Tiffany & Co.                                            1,268           41,438
TJX Companies Inc.                                       3,834           72,233
Toys R Us Inc./(1)/                                      1,320           15,998
Walgreen Co.                                             7,361          221,566
Wal-Mart Stores Inc.                                    30,896        1,658,188
Wendy's International Inc.                               1,058           30,650
Williams-Sonoma Inc./(1)/                                  604           17,637
Yum! Brands Inc./(1)/                                    1,983           58,617
-------------------------------------------------------------------------------
                                                                      5,562,700
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.77%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         3,329           21,339
Altera Corp./(1)/                                        2,799           45,904
Analog Devices Inc./(1)/                                 2,650           92,273
Applied Materials Inc./(1)/                             11,596          183,913
Applied Micro Circuits Corp./(1)/                        1,888           11,422
Atmel Corp./(1)/                                         2,354            5,956
Axcelis Technologies Inc./(1)/                           1,231            7,534
Broadcom Corp. Class A/(1)/                              2,098           52,261
Cirrus Logic Inc./(1)/                                     614            2,468
Conexant Systems Inc./(1)/                              10,347           42,423
Cree Inc./(1)/                                           1,019           16,589
Cypress Semiconductor Corp./(1)/                         1,291           15,492
Integrated Device Technology Inc./(1)/                   1,682           18,586
Intel Corp.                                             44,809          931,310
International Rectifier Corp./(1)/                         891           23,897
Intersil Corp. Class A/(1)/                                780           20,756
KLA-Tencor Corp./(1)/                                    1,317           61,227
Lam Research Corp./(1)/                                  1,577           28,717
Lattice Semiconductor Corp./(1)/                         1,830           15,061
Linear Technology Corp.                                  2,135           68,768
LSI Logic Corp./(1)/                                     3,159           22,366
Maxim Integrated Products Inc.                           2,153           73,611
Microchip Technology Inc.                                1,472           36,255
Micron Technology Inc./(1)/                              4,516           52,521
Mykrolis Corp./(1)/                                        278            2,822
National Semiconductor Corp./(1)/                        1,502           29,619
Novellus Systems Inc./(1)/                               1,020           37,353
NVIDIA Corp./(1)/                                        1,579           36,333
QLogic Corp./(1)/                                          780           37,697
Rambus Inc./(1)/                                           641           10,621
Silicon Laboratories Inc./(1)/                             553           14,732
Skyworks Solutions Inc./(1)/                               608            4,116
Teradyne Inc./(1)/                                       1,651           28,579
Texas Instruments Inc.                                  12,589          221,566
Varian Semiconductor Equipment
 Associates Inc./(1)/                                      663           19,731
Vitesse Semiconductor Corp./(1)/                         1,199            5,899
Xilinx Inc./(1)/                                         2,072           52,442
-------------------------------------------------------------------------------
                                                                      2,352,159
-------------------------------------------------------------------------------

SOFTWARE - 3.06%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       1,597           51,216
Akamai Technologies Inc./(1)/                            6,122           29,263
Ariba Inc./(1)/                                          1,184            3,516
Ascential Software Corp./(1)/                              504            8,286
Autodesk Inc.                                            1,656           26,761
Automatic Data Processing Inc.                           3,964          134,221
BEA Systems Inc./(1)/                                    3,160           34,318
BMC Software Inc./(1)/                                   1,997           32,611
Cadence Design Systems Inc./(1)/                         2,324           28,027
Certegy Inc./(1)/                                          944           26,196
ChoicePoint Inc./(1)/                                      907           31,310
Citrix Systems Inc./(1)/                                 1,340           27,282
Computer Associates International Inc.                   4,576          101,953
Compuware Corp./(1)/                                     3,093           17,847
DoubleClick Inc./(1)/                                    2,034           18,815
eFunds Corp./(1)/                                        1,666           19,209
Electronic Arts Inc./(1)/                                1,219           90,194
eUniverse Inc./(1)//(2)/                                 4,298           15,559
First Data Corp.                                         5,377          222,823
Fiserv Inc./(1)/                                         1,494           53,201
Global Payments Inc.                                     1,047           37,169
IMS Health Inc.                                          2,073           37,293
Intuit Inc./(1)/                                         1,710           76,146
Keane Inc./(1)/                                            759           10,345
Legato Systems Inc./(1)/                                   934            7,836
Macromedia Inc./(1)/                                     1,200           25,248
Mercury Interactive Corp./(1)/                             738           28,494
Micromuse Inc./(1)/                                        719            5,745
Microsoft Corp.                                         77,121        1,975,069
NDCHealth Corp.                                            762           13,983
Network Associates Inc./(1)/                             1,713           21,721
Novell Inc./(1)/                                         2,244            6,912
Oracle Corp./(1)/                                       36,576          439,644
Parametric Technology Corp./(1)/                         2,243            6,841
PeopleSoft Inc./(1)/                                     2,155           37,906
RealNetworks Inc./(1)/                                   1,519           10,299
Reynolds & Reynolds Co. (The) Class A                    1,335           38,128
SAFLINK Corp./(1)/                                       4,722           29,937
Siebel Systems Inc./(1)/                                 4,205           40,116
Sybase Inc./(1)/                                         1,622           22,562
Symantec Corp./(1)/                                      1,001           43,904
Total System Services Inc.                               1,455           32,447
Yahoo! Inc./(1)/                                         4,716          154,496
-------------------------------------------------------------------------------
                                                                      4,074,849
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.47%
-------------------------------------------------------------------------------
ADTRAN Inc./(1)/                                           570           29,235

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (Continued)
-------------------------------------------------------------------------------
Advanced Fibre Communications Inc./(1)/                  1,218   $       19,817
American Tower Corp. Class A/(1)/                        3,292           29,134
Andrew Corp./(1)/                                        1,138           10,470
Avaya Inc./(1)/                                          3,142           20,297
CIENA Corp./(1)/                                         3,152           16,359
CommScope Inc./(1)/                                        696            6,612
Comverse Technology Inc./(1)/                            1,113           16,728
Harris Corp.                                               618           18,571
JDS Uniphase Corp./(1)/                                 11,096           38,947
Motorola Inc.                                           16,411          154,756
QUALCOMM Inc.                                            5,443          194,587
RF Micro Devices Inc./(1)/                               1,388            8,356
Scientific-Atlanta Inc.                                  1,584           37,763
Tellabs Inc./(1)/                                        3,129           20,558
-------------------------------------------------------------------------------
                                                                        622,190
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.20%
-------------------------------------------------------------------------------
Adaptec Inc./(1)/                                          742            5,773
Anixter International Inc./(1)/                            349            8,177
AT&T Wireless Services Inc./(1)/                        19,868          163,116
Corning Inc./(1)/                                        7,832           57,878
Cox Communications Inc. Class A/(1)/                     1,904           60,738
Dobson Communications Corp. Class A/(1)/                 3,613           19,041
EchoStar Communications Corp./(1)/                       1,985           68,721
Emulex Corp./(1)/                                          793           18,057
General Motors Corp. Class H/(1)/                        6,403           82,022
InterDigital Communications Corp./(1)/                     777           18,158
Level 3 Communications Inc./(1)/                         2,623           17,417
Nextel Communications Inc. Class A/(1)/                  7,398          133,756
Qwest Communications International Inc./(1)/            13,282           63,488
Sprint Corp. (PCS Group)/(1)/                            6,688           38,456
UTStarcom Inc./(1)/                                      1,057           37,597
Verizon Communications Inc.                             20,335          802,216
-------------------------------------------------------------------------------
                                                                      1,594,611
-------------------------------------------------------------------------------

TELEPHONE - 1.05%
-------------------------------------------------------------------------------
Alltel Corp.                                             2,477          119,441
AT&T Corp.                                               6,054          116,540
BellSouth Corp.                                         13,225          352,182
CenturyTel Inc.                                          1,344           46,838
Cincinnati Bell Inc./(1)/                                4,165           27,906
SBC Communications Inc.                                 24,448          624,646
Sprint Corp. (FON Group)                                 6,373           91,771
Telephone & Data Systems Inc.                              415           20,626
-------------------------------------------------------------------------------
                                                                      1,399,950
-------------------------------------------------------------------------------

TEXTILES - 0.06%
-------------------------------------------------------------------------------
Cintas Corp.                                             1,502           53,231
Mohawk Industries Inc./(1)/                                533           29,597
-------------------------------------------------------------------------------
                                                                         82,828
-------------------------------------------------------------------------------

TOBACCO - 0.57%
-------------------------------------------------------------------------------
Altria Group Inc.                                       14,741          669,831
R.J. Reynolds Tobacco Holdings Inc.                      1,017           37,843
UST Inc.                                                 1,529           53,561
-------------------------------------------------------------------------------
                                                                        761,235
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
-------------------------------------------------------------------------------
Hasbro Inc.                                              1,471           25,728
Mattel Inc.                                              3,944           74,620
-------------------------------------------------------------------------------
                                                                        100,348
-------------------------------------------------------------------------------

TRANSPORTATION - 0.79%
-------------------------------------------------------------------------------
Airborne Inc.                                              867           18,120
Alexander & Baldwin Inc.                                 1,545           40,989
Burlington Northern Santa Fe Corp.                       2,235           63,563
CNF Inc.                                                 1,153           29,263
CSX Corp.                                                1,440           43,330
Expeditors International Washington Inc.                   716           24,802
FedEx Corp.                                              2,109          130,821
Kansas City Southern Industries Inc./(1)/                2,489           29,943
Norfolk Southern Corp.                                   2,813           54,010
Union Pacific Corp.                                      1,789          103,798
United Parcel Service Inc. Class B                       8,139          518,454
-------------------------------------------------------------------------------
                                                                      1,057,093
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
-------------------------------------------------------------------------------
GATX Corp.                                               1,003           16,399
-------------------------------------------------------------------------------
                                                                         16,399
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $69,876,846)                                                  76,402,644
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 18.57%

AUSTRALIA - 1.03%
-------------------------------------------------------------------------------
Coles Myer Ltd. ADR                                      4,129          154,012
National Australia Bank ADR                              4,512          506,472
News Corporation Ltd. ADR                                3,539          107,126
Rio Tinto PLC ADR                                        3,211          245,802
Westpac Banking Corp. Ltd. ADR                           6,568          359,138
-------------------------------------------------------------------------------
                                                                      1,372,550
-------------------------------------------------------------------------------

BELGIUM - 0.07%
-------------------------------------------------------------------------------
Cofinimmo                                                  342           41,237
Compagnie Maritime Belge SA                                895           35,458

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BELGIUM (Continued)
-------------------------------------------------------------------------------
Electrabel SA                                               40   $       10,193
-------------------------------------------------------------------------------
                                                                         86,888
-------------------------------------------------------------------------------

DENMARK - 0.27%
-------------------------------------------------------------------------------
Novo Nordisk A/S ADR                                     6,732          233,398
TDC A/S ADR                                              7,786          117,958
-------------------------------------------------------------------------------
                                                                        351,356
-------------------------------------------------------------------------------

FINLAND - 0.37%
-------------------------------------------------------------------------------
Nokia OYJ ADR                                           17,369          285,373
Outokumpu OYJ                                            3,289           28,893
Rautaruukki OYJ/(1)/                                    14,852           63,957
Stora Enso OYJ Class R                                   2,721           30,403
UPM-Kymmene OYJ                                          1,130           16,493
Uponor OYJ                                               3,719           86,268
-------------------------------------------------------------------------------
                                                                        511,387
-------------------------------------------------------------------------------

FRANCE - 1.78%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                     10,027           89,742
Autoroutes du Sud de la France SA                          534           15,606
Aventis SA ADR                                           8,141          445,313
AXA ADR                                                 18,158          283,446
BNP Paribas SA                                           1,678           85,267
Carrefour SA                                             1,026           50,286
Compagnie de Saint-Gobain SA                             1,013           39,866
France Telecom SA/(1)/                                     613           15,036
France Telecom SA ADR                                    2,490           61,379
Groupe Wanadoo SA/(1)/                                   1,675           11,214
L'Oreal SA                                                 658           46,395
LVMH Moet Hennessy Louis Vuitton SA                      4,089          202,803
Sanofi-Synthelabo SA                                       917           53,705
Societe Generale Class A                                   721           45,703
STMicroelectronics NV                                    1,946           40,805
Suez SA                                                  2,727           43,403
Technip-Coflexip SA                                        262           22,926
Total SA                                                 8,355          633,309
Union du Credit Bail Immobilier                            997           73,846
Vivendi Universal SA/(1)/                                  687           12,504
Vivendi Universal SA ADR/(1)/                            2,837           52,314
Zodiac SA                                                2,235           54,514
-------------------------------------------------------------------------------
                                                                      2,379,382
-------------------------------------------------------------------------------

GERMANY - 1.07%
-------------------------------------------------------------------------------
Allianz AG                                                 767           63,751
BASF AG                                                  1,838           78,517
Bayer AG                                                 2,122           49,175
DaimlerChrysler AG                                       9,984          346,644
Deutsche Bank AG                                         1,945          126,150
Deutsche Telekom AG ADR/(1)/                            13,311          202,327
Douglas Holding AG                                       3,594           77,591
E.ON AG                                                  2,214          113,825
Merck KGaA                                                 614           17,839
Muenchener Rueckversicherungs-Gesellschaft AG              309           31,503
RWE AG                                                   1,617           48,817
SAP AG ADR                                               4,658          136,107
Siemens AG                                               2,966          145,505
-------------------------------------------------------------------------------
                                                                      1,437,751
-------------------------------------------------------------------------------

GREECE - 0.06%
-------------------------------------------------------------------------------
Aluminium of Greece S.A.I.C                              1,290           26,428
Papastratos Cigarette Co.                                1,130           23,046
Technical Olympic SA                                     5,770           22,528
-------------------------------------------------------------------------------
                                                                         72,002
-------------------------------------------------------------------------------

HONG KONG - 0.29%
-------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                             10,500           30,700
Bank of East Asia Ltd.                                   7,200           14,219
CLP Holdings Ltd.                                        4,500           19,678
Esprit Holdings Ltd.                                    10,000           24,429
Giordano International Ltd.                             64,000           19,902
Hong Kong & China Gas Co. Ltd.                          52,000           65,682
Hong Kong Exchanges & Clearing Ltd.                     36,000           51,705
Hongkong Electric Holdings Ltd.                         16,500           64,746
Hysan Development Co. Ltd.                              47,000           38,875
Shangri-La Asia Ltd.                                    14,000            8,887
Sino Land Co. Ltd.                                      90,000           27,987
Wharf Holdings Ltd.                                      5,000            9,618
-------------------------------------------------------------------------------
                                                                        376,428
-------------------------------------------------------------------------------

IRELAND - 0.22%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                               9,849          294,584
-------------------------------------------------------------------------------
                                                                        294,584
-------------------------------------------------------------------------------

ITALY - 0.64%
-------------------------------------------------------------------------------
Assicurazioni Generali SpA                               1,871           43,358
Banca Popolare di Milano SCRL                            8,404           36,769
Benetton Group SpA ADR                                   9,120          191,520
ENI-Ente Nazionale Idrocarburi SpA ADR                   2,928          222,645
Fiat SpA ADR/(1)/                                        8,550           61,389
Finmeccanica SpA                                        65,619           42,047
San Paolo-IMI SpA ADR                                   11,488          216,204
Seat-Pagine Gialle SpA/(1)/                             29,456           20,465
Tiscali SpA/(1)/                                         2,946           15,055
-------------------------------------------------------------------------------
                                                                        849,452
-------------------------------------------------------------------------------

JAPAN - 4.29%
-------------------------------------------------------------------------------
Ariake Japan Co. Ltd.                                    2,270           67,679
Ashikaga Financial Group Inc./(1)/                      41,000           60,779
Bridgestone Corp.                                        3,000           40,725
Canon Inc. ADR                                           7,000          319,550

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

JAPAN (Continued)
-------------------------------------------------------------------------------
Chubu Electric Power Co. Inc.                            3,100   $       56,540
Dainippon Screen Manufacturing Co. Ltd./(1)/            15,000           73,454
Dowa Mining Co. Ltd.                                     9,000           34,553
East Japan Railway Co.                                      19           84,497
Fuji Photo Film Co. Ltd. ADR                             5,276          152,002
Hitachi Ltd. ADR                                         3,187          134,810
Honda Motor Company Ltd. ADR                            10,856          206,807
Ito-Yokado Co. Ltd. ADR/(2)/                             4,521          107,961
Japan Airlines System Corp. ADR                         11,178          119,121
JFE Holdings Inc.                                        2,300           34,478
Kansai Electric Power Co. Inc.                           2,900           45,743
Kikkoman Corp.                                          11,000           72,646
Kirin Brewery Co. Ltd. ADR                              38,969          271,224
Kubota Corp. ADR                                        12,153          164,673
Kyocera Corp. ADR                                        1,630           92,910
Kyushu Electric Power Co. Inc.                           3,200           49,809
Makita Corp. ADR                                         6,620           52,298
Matsushita Electric Industrial Co. Ltd. ADR             16,391          164,730
Millea Holdings Inc. ADR                                 9,079          348,997
Mitsubishi Corp. ADR                                    12,781          174,461
Mitsubishi Tokyo Financial Group Inc.                       13           58,788
Mitsui & Co. ADR                                         1,647          162,230
NEC Corp. ADR                                           22,088          111,324
Nintendo Co. Ltd.                                          800           58,164
Nippon Oil Corp.                                        14,000           60,745
Nippon Telegraph & Telephone Corp. ADR                  11,750          232,650
Nissan Motor Co. Ltd. ADR                                8,838          167,480
Nomura Holdings Inc.                                     9,000          114,229
NTT DoCoMo Inc.                                             74          160,233
Osaka Gas Co. Ltd.                                      19,000           46,996
Pioneer Corp. ADR                                        5,395          122,844
Ricoh Corp. Ltd. ADR                                     1,970          164,988
Seino Transportation Co. Ltd.                            6,000           34,329
Seven-Eleven Japan Co. Ltd.                              2,000           49,802
Sharp Corp.                                              3,000           38,501
Shin-Etsu Chemical Co. Ltd.                              1,600           54,633
Snow Brand Milk Products Co. Ltd./(1)/                  32,000           80,217
Softbank Corp.                                           1,500           28,420
Sony Corp. ADR                                           4,291          120,148
Sumitomo Mitsui Financial Group Inc.                        26           56,731
Sumitomo Osaka Cement Co. Ltd.                          14,000           27,516
Takeda Chemical Industries Ltd.                          3,000          110,681
Takefuji Corp.                                             480           24,904
Tohoku Electric Power Co. Inc.                           3,000           44,372
Tokyo Electric Power Co. Inc. (The)                      5,200           99,388
Tokyo Gas Co. Ltd.                                      19,000           54,591
Tokyu Corp.                                             12,000           38,676
Toshiba Corp.                                           12,000           41,274
Toyota Motor Corp. ADR                                   7,853          406,785
Yamanouchi Pharmaceutical Co. Ltd.                       1,200           31,280
-------------------------------------------------------------------------------
                                                                      5,733,366
-------------------------------------------------------------------------------

NETHERLANDS - 1.20%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                 17,633          336,614
Aegon NV ADR                                             9,080           91,163
Akzo Nobel NV ADR                                        5,022          133,836
ING Groep NV ADR                                         6,908          121,097
Koninklijke Ahold NV ADR                                12,337          103,261
Koninklijke KPN NV/(1)/                                  6,993           49,548
Koninklijke Philips Electronics NV NY Shares             9,058          173,098
Reed Elsevier NV ADR                                     8,507          202,041
Royal Dutch Petroleum Co.                                7,000          324,914
Unilever NV CVA                                          1,284           68,888
-------------------------------------------------------------------------------
                                                                      1,604,460
-------------------------------------------------------------------------------

NEW ZEALAND - 0.08%
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                    4,215          102,677
-------------------------------------------------------------------------------
                                                                        102,677
-------------------------------------------------------------------------------

NORWAY - 0.02%
-------------------------------------------------------------------------------
Aker Kvaerner ASA/(1)/                                     700            9,237
Gjensidige NOR ASA                                         398           13,922
-------------------------------------------------------------------------------
                                                                         23,159
-------------------------------------------------------------------------------

PANAMA - 0.11%
-------------------------------------------------------------------------------
Carnival Corp.                                           4,555          148,083
-------------------------------------------------------------------------------
                                                                        148,083
-------------------------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                         5,288           47,063
-------------------------------------------------------------------------------
                                                                         47,063
-------------------------------------------------------------------------------

SINGAPORE - 0.10%
-------------------------------------------------------------------------------
Chartered Semiconductor
 Manufacturing Ltd. ADR/(1)/                             2,111           10,872
Haw Par Corp. Ltd.                                      19,000           46,826
Singapore Exchange Ltd.                                 24,000           18,671
SMRT Corp. Ltd.                                        166,000           58,444
-------------------------------------------------------------------------------
                                                                        134,813
-------------------------------------------------------------------------------

SPAIN - 0.77%
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR                  16,643          174,585
Banco Santander Central Hispano SA ADR                  48,205          425,168
Repsol YPF SA ADR                                       10,083          163,042
Telefonica SA ADR                                        7,670          265,152
-------------------------------------------------------------------------------
                                                                      1,027,947
-------------------------------------------------------------------------------

SWEDEN - 0.29%
-------------------------------------------------------------------------------
Hennes & Mauritz AB Class B                              1,683           38,685

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SWEDEN (Continued)
-------------------------------------------------------------------------------
Hoganas AB Class B                                       2,233   $       45,469
Holmen AB Class B                                          845           23,065
OM AB                                                    9,005           64,121
Sapa AB                                                  2,979           59,915
Skanska AB Class B                                       6,104           34,848
SSAB Svenskt Stal AB Series A                            2,059           27,522
Telefonaktiebolaget LM Ericsson AB ADR/(1)/              4,430           47,091
Telefonaktiebolaget LM Ericsson AB Class B/(1)/         30,460           32,724
-------------------------------------------------------------------------------
                                                                        373,440
-------------------------------------------------------------------------------

SWITZERLAND - 1.26%
-------------------------------------------------------------------------------
Adecco SA ADR                                           11,739          122,673
Centerpulse ADR                                          4,079          110,133
Ciba Specialty Chemicals AG/(1)/                           599           36,261
Compagnie Financiere Richemont AG                        2,022           32,691
Credit Suisse Group                                      4,162          109,538
Givaudan SA - Registered                                   203           85,423
Logitech International SA - Registered/(1)/              1,198           44,929
Lonza Group AG - Registered                              1,016           46,504
Nestle SA                                                1,181          243,689
Novartis AG                                              6,552          259,265
Roche Holding AG - Genusschein                             742           58,202
Schindler Holding AG Certificates of
 Participation/(1)/                                        169           27,199
Societe Generale de Surveillance Holding SA                159           62,095
Sulzer AG - Registered/(1)/                                248           34,649
Swiss Re                                                   513           28,423
UBS AG - Registered                                      4,149          230,798
Unaxis Holding AG Class R                                  581           47,289
Valora Holding AG                                          244           49,897
Zurich Financial Services AG/(1)/                          488           58,183
-------------------------------------------------------------------------------
                                                                      1,687,841
-------------------------------------------------------------------------------

UNITED KINGDOM - 4.61%
-------------------------------------------------------------------------------
AstraZeneca PLC ADR                                     10,090          411,369
BAE Systems PLC                                         14,185           33,356
Balfour Beatty PLC                                      12,791           40,737
Barclays PLC ADR/(3)/                                   13,656          408,588
Barratt Developments PLC                                 5,135           36,606
BHP Billiton PLC                                         7,452           39,227
BP PLC                                                  24,917          172,793
BP PLC ADR                                               9,282          390,030
British American Tobacco PLC                             4,202           47,671
British Sky Broadcasting PLC ADR/(1)/                    3,168          142,877
British Telecom PLC ADR                                  5,837          196,473
Cadbury Schweppes PLC ADR                               11,609          280,706
Carnival PLC                                               757           22,997
Centrica PLC                                            17,300           50,172
Compass Group PLC                                        6,224           33,559

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
-------------------------------------------------------------------------------
Diageo PLC ADR                                          10,257   $      448,846
George Wimpey PLC                                        9,237           44,965
GlaxoSmithKline PLC ADR                                 18,562          752,503
Great Portland Estates PLC                              19,725           75,026
GUS PLC                                                  2,102           23,552
Hanson PLC ADR                                           7,619          215,313
HBOS PLC                                                10,852          140,484
Hong Kong & Shanghai Banking ADR                         3,025          178,808
HSBC Holdings PLC                                       15,580          184,079
Imperial Tobacco Group PLC                               1,723           30,792
Kelda Group PLC                                          3,511           24,768
Kidde PLC                                               36,578           51,305
Kingfisher PLC                                           5,215           23,859
Lloyds TSB Group PLC                                    12,588           89,372
National Grid Transco PLC                                9,741           66,065
Peninsular & Oriental Steam Navigation Co. PLC          11,395           44,188
Prudential Corp. PLC                                     3,199           19,373
Rank Group PLC                                           5,486           22,541
Reckitt Benckiser PLC                                    1,625           29,818
Reuters Group PLC ADR                                    2,892           50,841
Royal Bank of Scotland Group PLC                         8,956          251,239
Scottish & Southern Energy PLC                           5,340           54,986
Scottish Power PLC                                       6,243           37,499
Shell Transport & Trading Co. PLC                       28,369          187,252
Tate & Lyle PLC                                          6,536           36,940
Tesco PLC                                               16,830           60,890
Unilever PLC                                             7,486           59,603
United Utilities PLC                                     1,106           10,750
Vodafone Group PLC ADR                                  28,325          556,586
WPP Group PLC                                            4,466           35,005
-------------------------------------------------------------------------------
                                                                      6,114,409
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL STOCKS
(Cost: $28,010,085)                                                  24,729,038
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $97,886,931)                                                 101,131,682
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 22.59%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.38%, 02/15/31                               $    3,380,000        3,806,066
  6.25%, 05/15/30                                    1,320,000        1,643,297
  7.50%, 11/15/16                                    1,420,000        1,927,595
  8.00%, 11/15/21                                    6,630,000        9,604,954
U.S. Treasury Notes
  1.50%, 02/28/05                                    1,465,000        1,472,039
  2.25%, 07/31/04                                      720,000          729,310
  3.00%, 11/15/07                                    1,370,000        1,413,133
  4.00%, 11/15/12                                      470,000          489,075
  5.00%, 08/15/11                                      700,000          785,203
  5.63%, 05/15/08                                    1,665,000        1,908,766

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

  5.75%, 08/15/10                               $    1,130,000   $    1,322,674
  6.50%, 05/15/05                                    2,210,000        2,423,749
  6.50%, 10/15/06                                    1,420,000        1,631,447
  7.00%, 07/15/06                                      820,000          947,740
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $29,437,147)                                                  30,105,048
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.89%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(4)/                           9,086,279        9,086,279
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(4)/                           2,049,960        2,049,960
BlackRock Temp Cash Money Market Fund/(4)/             103,378          103,378
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(4)/                    537,540          537,540
Short Term Investment Co. - Prime
 Money Market Portfolio,
 Institutional Shares/(4)/                             227,773          227,773
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%, 07/01/03/(4)/                          $      136,664          136,664
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                 113,870          113,870
  1.17%, 08/15/03/(4)/                                 170,840          170,840
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%, 10/30/03/(4)/                                  91,109           91,109
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04/(4)/                                 100,215          100,215
  1.31%, 05/24/04/(4)/                                 227,751          227,751
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                 227,739          227,739
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04/(4)/                                 113,887          113,887
HBOS Treasury Services PLC, Floating Rate Note
  1.27%, 06/24/04/(4)/                                 227,773          227,773
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04/(4)/                                  45,555           45,555
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04/(4)/                                 113,881          113,881
  1.22%, 04/13/04/(4)/                                 113,881          113,881
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04/(4)/                                 113,864          113,864
  1.08%, 03/29/04/(4)/                                 113,887          113,887
  1.29%, 05/04/04/(4)/                                 113,881          113,881
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03/(4)/                                 227,762          227,762

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04/(4)/                          $      113,887   $      113,887
  1.14%, 05/17/04/(4)/                                 136,664          136,664
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,508,040)                                                  14,508,040
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.12%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an effective yield
 of 1.30%./(4)/                                        113,887          113,887
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03, due
 07/01/03, with an effective yield
 of 1.38%./(4)/                                         45,555           45,555
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $159,442)                                                        159,442
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.50%
(Cost $141,991,560)                                                 145,904,212
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.50%)                            (12,656,827)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $  133,247,385
===============================================================================

/(1)/   Non-income earning securities.

/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.

/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 85.43%

U.S. COMMON STOCKS - 66.47%

ADVERTISING - 0.17%
-------------------------------------------------------------------------------
ADVO Inc./(1)/                                             207   $        9,191
Getty Images Inc./(1)/                                     294           12,142
Interpublic Group of Companies Inc.                      2,354           31,497
Lamar Advertising Co./(1)/                                 673           23,696
Omnicom Group Inc.                                       1,109           79,515
-------------------------------------------------------------------------------
                                                                        156,041
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.86%
-------------------------------------------------------------------------------
Alliant Techsystems Inc./(1)/                              260           13,497
Boeing Co. (The)                                         4,594          157,666
General Dynamics Corp.                                   1,054           76,415
Goodrich (B.F.) Co.                                        884           18,564
L-3 Communications Holdings Inc./(1)/                      604           26,268
Lockheed Martin Corp.                                    2,484          118,164
Northrop Grumman Corp.                                     983           84,823
Raytheon Co.                                             2,251           73,923
Rockwell Collins Inc.                                    1,248           30,738
United Technologies Corp.                                2,717          192,445
-------------------------------------------------------------------------------
                                                                        792,503
-------------------------------------------------------------------------------

AIRLINES - 0.10%
-------------------------------------------------------------------------------
Delta Air Lines Inc.                                       890           13,065
Southwest Airlines Co.                                   4,704           80,909
-------------------------------------------------------------------------------
                                                                         93,974
-------------------------------------------------------------------------------

APPAREL - 0.19%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                              973           28,470
Liz Claiborne Inc.                                       1,004           35,391
Nike Inc. Class B                                        1,574           84,193
VF Corp.                                                   665           22,590
-------------------------------------------------------------------------------
                                                                        170,644
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.33%
-------------------------------------------------------------------------------
Ford Motor Company                                      10,372          113,988
General Motors Corp.                                     3,139          113,004
Navistar International Corp./(1)/                          436           14,227
PACCAR Inc.                                                752           50,805
Wabash National Corp./(1)/                                 447            6,271
-------------------------------------------------------------------------------
                                                                        298,295
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.13%
-------------------------------------------------------------------------------
Autoliv Inc.                                               711           19,254
BorgWarner Inc.                                            231           14,876
Dana Corp.                                               1,080           12,485
Delphi Corp.                                             4,337           37,428
Goodyear Tire & Rubber Co. (The)                           743            3,901
Lear Corp./(1)/                                            622           28,624
Visteon Corp.                                              343            2,356
-------------------------------------------------------------------------------
                                                                        118,924
-------------------------------------------------------------------------------

BANKS - 5.15%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          2,657           58,029
Associated Bancorp                                         870           32,086
Astoria Financial Corp.                                    513           14,328
BancTrust Financial Group Inc.                             225            3,613
Bank of America Corp.                                    8,232          650,575
Bank of Hawaii Corp.                                       363           12,033
Bank of New York Co. Inc. (The)                          4,153          119,399
Bank One Corp.                                           6,105          226,984
Banknorth Group Inc.                                     1,809           46,166
BB&T Corp.                                               2,577           88,391
Cascade Bancorp                                            613           10,623
Charter One Financial Inc.                               1,398           43,590
City National Corp.                                        500           22,280
Coastal Financial Corp.                                    267            3,443
Comerica Inc.                                              926           43,059
Commerce Bancorp Inc.                                      543           20,145
Commerce Bancshares Inc.                                 1,013           39,456
Compass Bancshares Inc.                                  1,418           49,531
Downey Financial Corp.                                     408           16,850
East West Bancorp Inc.                                     947           34,225
Eastern Virginia Bankshares                                361            8,285
Fifth Third Bancorp                                      3,330          190,942
First Citizens Banc Corp.                                   26              675
First Tennessee National Corp.                             844           37,060
First Virginia Banks Inc.                                  425           18,326
FleetBoston Financial Corp.                              5,706          169,525
Fulton Financial Corp.                                     623           12,379
Golden West Financial Corp.                                898           71,849
GreenPoint Financial Corp.                                 651           33,162
Hibernia Corp. Class A                                     921           16,725
Huntington Bancshares Inc.                               2,661           51,943
KeyCorp                                                  2,293           57,944
M&T Bank Corp.                                             554           46,658
Marshall & Ilsley Corp.                                  1,574           48,133
Mellon Financial Corp.                                   2,293           63,631
Mercantile Bankshares Corp.                              1,030           40,561
National Bankshares Inc.                                   293           11,588
National City Corp.                                      3,521          115,172
National Commerce Financial Corp.                        1,603           35,571
New York Community Bancorp Inc.                            813           23,650
North Fork Bancorp Inc.                                    713           24,285
Northern States Financial Corp.                            272            7,809
Northern Trust Corp.                                     1,293           54,034
Old Point Financial Corp.                                  136            3,986
PNC Financial Services Group                             1,530           74,679
Popular Inc.                                             1,708           65,912
Port Financial Corp.                                       193           10,399
Prosperity Bancshares Inc.                               2,240           43,120
Regions Financial Corp.                                  1,440           48,643
Shore Bancshares Inc.                                      164            5,043

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
SouthTrust Corp.                                         2,055   $       55,896
Sovereign Bancorp Inc.                                   3,386           52,991
State Street Corp.                                       1,800           70,920
Sterling Bancorp (New York)                              1,181           32,938
SunTrust Banks Inc.                                      1,490           88,417
Synovus Financial Corp.                                  2,005           43,107
TCF Financial Corp.                                        325           12,948
U.S. Bancorp                                            10,922          267,589
UCBH Holdings Inc.                                       1,332           38,202
Union Planters Corp.                                     1,160           35,995
UnionBanCal Corp.                                          689           28,504
Valley National Bancorp                                    566           14,914
Wachovia Corp.                                           7,348          293,626
Washington Mutual Inc.                                   5,235          216,205
Wayne Bancorp Inc.                                         158            4,817
Wells Fargo & Company                                    9,025          454,860
Westamerica Bancorp                                        650           28,002
Wilmington Trust Corp.                                   1,011           29,673
Zions Bancorporation                                       498           25,204
-------------------------------------------------------------------------------
                                                                      4,721,303
-------------------------------------------------------------------------------

BEVERAGES - 1.64%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            4,716          240,752
Brown-Forman Corp. Class B                                 287           22,564
Coca-Cola Co. (The)                                     14,396          668,118
Coca-Cola Enterprises Inc.                               2,550           46,282
Constellation Brands Inc./(1)/                             608           19,091
Coors (Adolf) Company Class B                              199            9,747
Pepsi Bottling Group Inc.                                1,673           33,493
PepsiAmericas Inc.                                       1,340           16,830
PepsiCo Inc.                                            10,042          446,869
-------------------------------------------------------------------------------
                                                                      1,503,746
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.99%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                          7,502          498,433
Applera Corp. - Celera Genomics Group/(1)/                 884            9,123
Biogen Inc./(1)/                                           782           29,716
Cephalon Inc./(1)/                                         400           16,464
Chiron Corp./(1)/                                        1,067           46,649
CuraGen Corp./(1)/                                       1,051            5,833
Genentech Inc./(1)/                                      1,505          108,541
Genzyme Corp. - General Division/(1)/                    1,242           51,916
Human Genome Sciences Inc./(1)/                          1,386           17,630
ICOS Corp./(1)/                                            374           13,744
IDEC Pharmaceuticals Corp./(1)/                            771           26,214
Immunomedics Inc./(1)/                                   1,410            8,897
Invitrogen Corp./(1)/                                      439           16,844
Millennium Pharmaceuticals Inc./(1)/                     2,014           31,680
Myriad Genetics Inc./(1)/                                  118            1,606
Protein Design Labs Inc./(1)/                              442            6,179
Regeneron Pharmaceuticals Inc./(1)/                        148            2,331
TECHNE Corp./(1)/                                          426           12,925
-------------------------------------------------------------------------------
                                                                        904,725
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.13%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                      413           30,533
Masco Corp.                                              2,784           66,398
Vulcan Materials Co.                                       592           21,945
-------------------------------------------------------------------------------
                                                                        118,876
-------------------------------------------------------------------------------

CHEMICALS - 0.94%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            1,241           51,626
Ashland Inc.                                               556           17,058
Cabot Corp.                                                646           18,540
Cabot Microelectronics Corp./(1)/                          152            7,671
Dow Chemical Co. (The)                                   5,363          166,038
Du Pont (E.I.) de Nemours and Co.                        5,758          239,763
Eastman Chemical Co.                                       503           15,930
Engelhard Corp.                                          1,008           24,968
Great Lakes Chemical Corp.                                 620           12,648
Hercules Inc./(1)/                                       1,041           10,306
IMC Global Inc.                                          1,283            8,609
Lyondell Chemical Co.                                    1,478           19,997
Monsanto Co.                                             1,414           30,599
PPG Industries Inc.                                        973           49,370
Praxair Inc.                                               950           57,095
Rohm & Haas Co.                                          1,408           43,690
Sherwin-Williams Co. (The)                                 851           22,875
Sigma-Aldrich Corp.                                        492           26,657
Valspar Corp. (The)                                        485           20,477
Vertex Pharmaceuticals Inc./(1)/                           944           13,782
-------------------------------------------------------------------------------
                                                                        857,699
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.22%
-------------------------------------------------------------------------------
Alliance Data Systems Corp./(1)/                           432           10,109
Apollo Group Inc. Class A/(1)/                           1,113           68,739
BearingPoint Inc./(1)/                                   1,733           16,723
Block (H & R) Inc.                                       1,076           46,537
Career Education Corp./(1)/                                438           29,968
Caremark Rx Inc./(1)/                                    1,807           46,404
Cendant Corp./(1)/                                       5,876          107,648
Coinstar Inc./(1)/                                          96            1,811
Concord EFS Inc./(1)/                                    2,905           42,762
Convergys Corp./(1)/                                     1,221           19,536
Corinthian Colleges Inc./(1)/                              365           17,728
Corporate Executive Board Co. (The)/(1)/                   244            9,889
Deluxe Corp.                                               644           28,851
DeVry Inc./(1)/                                            370            8,617
Donnelley (R.R.) & Sons Co.                              1,010           26,401
Dun & Bradstreet Corp./(1)/                                714           29,345
Ecolab Inc.                                              1,662           42,547
Equifax Inc.                                               952           24,752
First Health Group Corp./(1)/                            1,203           33,203
Heidrick & Struggles International Inc./(1)/               772            9,743
Hudson Highland Group Inc./(1)/                             81            1,540
InterActiveCorp/(1)/                                     2,310           91,407

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
Iron Mountain Inc./(1)/                                    631   $       23,404
ITT Educational Services Inc./(1)/                         339            9,916
Landauer Inc.                                              169            7,069
Manpower Inc.                                              706           26,186
McKesson Corp.                                           1,725           61,651
Monster Worldwide Inc./(1)/                                984           19,414
Moody's Corp.                                              927           48,862
Paychex Inc.                                             2,083           61,053
Quintiles Transnational Corp./(1)/                         835           11,849
Rent-A-Center Inc./(1)/                                    261           19,786
Robert Half International Inc./(1)/                      1,511           28,618
Roper Industries Inc.                                      189            7,031
ServiceMaster Co. (The)                                  3,630           38,841
Trimeris Inc./(1)/                                          39            1,782
Valassis Communications Inc./(1)/                          517           13,297
Viad Corp.                                               1,046           23,420
-------------------------------------------------------------------------------
                                                                      1,116,439
-------------------------------------------------------------------------------

COMPUTERS - 3.80%
-------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/             783           35,807
Apple Computer Inc./(1)/                                 2,269           43,383
Ask Jeeves Inc./(1)/                                       148            2,035
BISYS Group Inc. (The)/(1)/                                811           14,898
Brocade Communications Systems Inc./(1)/                 2,329           13,718
CACI International Inc. Class A/(1)/                       237            8,129
Ceridian Corp./(1)/                                      1,438           24,403
Cisco Systems Inc./(1)/                                 41,527          693,086
Computer Sciences Corp./(1)/                             1,096           41,780
Dell Computer Corp./(1)/                                15,104          482,724
Diebold Inc.                                               684           29,583
DST Systems Inc./(1)/                                      612           23,256
Echelon Corp./(1)/                                         817           11,250
Electronic Data Systems Corp.                            2,788           59,803
EMC Corp./(1)/                                          12,854          134,581
Extreme Networks Inc./(1)/                               1,748            9,264
FactSet Research Systems Inc.                              255           11,233
Fair Isaac Corp.                                           404           20,786
Foundry Networks Inc./(1)/                                 993           14,299
Gateway Inc./(1)/                                        2,826           10,315
Hewlett-Packard Co.                                     16,994          361,972
Hyperion Solutions Corp./(1)/                              366           12,356
International Business Machines Corp.                   10,068          830,610
Internet Security Systems Inc./(1)/                        124            1,797
Juniper Networks Inc./(1)/                               2,165           26,781
Kronos Inc./(1)/                                           110            5,589
Lexmark International Inc./(1)/                            754           53,361
Manhattan Associates Inc./(1)/                             259            6,726
McDATA Corp. Class A/(1)/                                1,040           15,257
Mindspeed Technologies Inc./(1)/                           873            2,356
NCR Corp./(1)/                                             611           15,654
NetScreen Technologies Inc./(1)/                           224            5,051
Network Appliance Inc./(1)/                              1,906           30,896
Palm Inc./(1)/                                              65            1,058
Planar Systems Inc./(1)/                                   268            5,242
Retek Inc./(1)/                                            827            5,293
SanDisk Corp./(1)/                                         561           22,636
Sapient Corp./(1)/                                       7,650           21,190
ScanSource Inc./(1)/                                        70            1,872
Seagate Technology Inc./(2)/                             6,036               --
SEI Investment Co.                                         429           13,728
SRA International Inc. Class A/(1)/                         86            2,752
Storage Technology Corp./(1)/                              829           21,338
Sun Microsystems Inc./(1)/                              20,116           92,534
SunGard Data Systems Inc./(1)/                           1,731           44,850
Synopsys Inc./(1)/                                         518           32,038
Take-Two Interactive Software Inc./(1)/                    319            9,040
3Com Corp./(1)/                                          5,567           26,054
Unisys Corp./(1)/                                        2,112           25,935
VeriSign Inc./(1)/                                       1,839           25,433
Veritas Software Corp./(1)/                              2,291           65,683
Western Digital Corp./(1)/                               1,064           10,959
-------------------------------------------------------------------------------
                                                                      3,480,374
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.49%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 554           28,309
Avon Products Inc.                                       1,384           86,085
Colgate-Palmolive Co.                                    3,132          181,499
Estee Lauder Companies Inc. Class A                        838           28,098
Gillette Co. (The)                                       5,952          189,631
International Flavors & Fragrances Inc.                    901           28,769
Kimberly-Clark Corp.                                     2,934          152,979
Procter & Gamble Co.                                     7,550          673,309
-------------------------------------------------------------------------------
                                                                      1,368,679
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.23%
-------------------------------------------------------------------------------
CDW Corp./(1)/                                             454           20,793
Costco Wholesale Corp./(1)/                              2,585           94,611
Fastenal Co.                                               625           21,213
Genuine Parts Co.                                        1,171           37,484
Grainger (W.W.) Inc.                                       594           27,775
Tech Data Corp./(1)/                                       500           13,355
-------------------------------------------------------------------------------
                                                                        215,231
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 5.52%
-------------------------------------------------------------------------------
Affiliated Managers Group Inc./(1)/                        136            8,289
Alleghany Corp./(1)/                                       148           28,268
Allied Capital Corp.                                       680           15,708
American Express Co.                                     7,613          318,300
American International Group Inc.                       14,408          795,033
AmeriCredit Corp./(1)/                                     917            7,840
Bear Stearns Companies Inc. (The)                          601           43,524
Capital One Financial Corp.                              1,303           64,082

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
CIT Group Inc.                                           1,590   $       39,194
Citigroup Inc.                                          28,379        1,214,621
Citigroup Inc. Warrants (Expires 12/31/50)/(1)/          1,900            1,938
Countrywide Financial Corp.                                809           56,282
Doral Financial Corp.                                      770           34,381
E*TRADE Group Inc./(1)/                                  2,318           19,703
Edwards (A.G.) Inc.                                        738           25,240
Fannie Mae                                               5,796          390,882
Federal Agricultural Mortgage Corp./(1)/                   112            2,503
Federated Investors Inc. Class B                           689           18,892
Franklin Resources Inc.                                  1,506           58,839
Freddie Mac                                              4,050          205,619
Gabelli Asset Management Inc. Class A/(1)/                 247            8,917
Goldman Sachs Group Inc. (The)                           2,614          218,923
Janus Capital Group Inc.                                 1,685           27,634
JP Morgan Chase & Co.                                   11,133          380,526
Legg Mason Inc.                                            556           36,112
Lehman Brothers Holdings Inc.                            1,429           95,000
MBNA Corp.                                               7,305          152,236
Merrill Lynch & Co. Inc.                                 5,218          243,576
Morgan Stanley                                           6,153          263,041
Neuberger Berman Inc.                                      645           25,742
Nuveen Investments Inc. Class A                          1,060           28,874
Providian Financial Corp./(1)/                           2,109           19,529
Schwab (Charles) Corp. (The)                             7,316           73,818
SLM Corp.                                                2,611          102,273
T. Rowe Price Group Inc.                                   827           31,219
-------------------------------------------------------------------------------
                                                                      5,056,558
-------------------------------------------------------------------------------

ELECTRIC - 1.77%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     3,426           21,755
Ameren Corp.                                             1,131           49,877
American Electric Power Co. Inc.                         2,061           61,480
Calpine Corp./(1)/                                       1,835           12,111
CenterPoint Energy Inc.                                  2,087           17,009
Cinergy Corp.                                            1,341           49,335
CMS Energy Corp.                                           474            3,839
Consolidated Edison Inc.                                 1,158           50,118
Constellation Energy Group Inc.                          1,233           42,292
Dominion Resources Inc.                                  1,631          104,824
DPL Inc.                                                   728           11,604
DTE Energy Co.                                           1,051           40,611
Duke Energy Corp.                                        4,980           99,351
Edison International/(1)/                                2,270           37,296
Energy East Corp.                                          831           17,252
Entergy Corp.                                            1,343           70,884
Exelon Corp.                                             1,969          117,766
FirstEnergy Corp.                                        1,711           65,788
FPL Group Inc.                                           1,052           70,326
Great Plains Energy Inc.                                 1,280           36,966
Hawaiian Electric Industries Inc.                          710           32,554
MDU Resources Group Inc.                                   497           16,645
NiSource Inc.                                            1,546           29,374
Northeast Utilities                                        746           12,488
NSTAR                                                      689           31,384
Pepco Holdings Inc.                                        883           16,918
PG&E Corp./(1)/                                          2,141           45,282
Pinnacle West Capital Corp.                                724           27,114
PPL Corp.                                                1,180           50,740
Progress Energy Inc.                                     1,316           57,772
Public Service Enterprise Group Inc.                     1,048           44,278
Puget Energy Inc.                                          540           12,890
Reliant Resources Inc./(1)/                              1,825           11,187
SCANA Corp.                                                637           21,836
Southern Company                                         4,072          126,884
TECO Energy Inc.                                           776            9,304
Texas Genco Holdings Inc.                                  115            2,674
TXU Corp.                                                1,608           36,100
Wisconsin Energy Corp.                                     744           21,576
Xcel Energy Inc.                                         2,263           34,036
-------------------------------------------------------------------------------
                                                                      1,621,520
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.09%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     1,511           23,556
Energizer Holdings Inc./(1)/                               595           18,683
Molex Inc.                                               1,211           32,685
Power-One Inc./(1)/                                        789            5,641
-------------------------------------------------------------------------------
                                                                         80,565
-------------------------------------------------------------------------------

ELECTRONICS - 0.52%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           2,619           51,201
AMETEK Inc.                                                400           14,660
Amphenol Corp. Class A/(1)/                                104            4,869
Applera Corp. - Applied Biosystems Group                 1,133           21,561
Arrow Electronics Inc./(1)/                                953           14,524
ATMI Inc./(1)/                                             237            5,918
Avnet Inc./(1)/                                          1,098           13,923
AVX Corp.                                                  534            5,869
Cymer Inc./(1)/                                            182            5,744
Fairchild Semiconductor
 International Inc. Class A/(1)/                           842           10,769
Gentex Corp./(1)/                                          467           14,295
Helix Technology Corp.                                     419            5,543
Jabil Circuit Inc./(1)/                                  1,259           27,824
Johnson Controls Inc.                                      550           47,080
Millipore Corp./(1)/                                       409           18,147
Park Electrochemical Corp.                                 120            2,394
Parker Hannifin Corp.                                      687           28,847
PerkinElmer Inc.                                           661            9,128
Sanmina-SCI Corp./(1)/                                   4,253           26,836
Solectron Corp./(1)/                                     4,732           17,698
Symbol Technologies Inc.                                 1,794           23,340
Tektronix Inc./(1)/                                        761           16,438

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRONICS (Continued)
-------------------------------------------------------------------------------
Thermo Electron Corp./(1)/                               1,219   $       25,623
Thomas & Betts Corp./(1)/                                  378            5,462
Trimble Navigation Ltd./(1)/                               208            4,769
Varian Inc./(1)/                                           363           12,585
Vishay Intertechnology Inc./(1)/                         1,564           20,645
Waters Corp./(1)/                                          764           22,255
-------------------------------------------------------------------------------
                                                                        477,947
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                                554           18,637
-------------------------------------------------------------------------------
                                                                         18,637
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.10%
-------------------------------------------------------------------------------
Expedia Inc./(1)/                                          213           16,269
GTECH Holdings Corp./(1)/                                  297           11,182
Hollywood Entertainment Corp./(1)/                         118            2,030
International Game Technology Inc./(1)/                    580           59,351
-------------------------------------------------------------------------------
                                                                         88,832
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.14%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        1,637           16,452
Republic Services Inc./(1)/                              1,305           29,584
Waste Management Inc.                                    3,382           81,472
-------------------------------------------------------------------------------
                                                                        127,508
-------------------------------------------------------------------------------

FOOD - 1.36%
-------------------------------------------------------------------------------
Albertson's Inc.                                         2,056           39,475
Applebee's International Inc.                              483           15,181
Archer-Daniels-Midland Co.                               4,903           63,102
Campbell Soup Co.                                        2,548           62,426
CEC Entertainment Inc./(1)/                                271           10,008
Cheesecake Factory (The)/(1)/                              317           11,377
ConAgra Foods Inc.                                       2,968           70,045
Dean Foods Co./(1)/                                      1,130           35,595
Del Monte Foods Co./(1)/                                   875            7,735
General Mills Inc.                                       2,181          103,401
Heinz (H.J.) Co.                                         2,028           66,883
Hershey Foods Corp.                                        752           52,384
Hormel Foods Corp.                                       1,115           26,426
Kellogg Co.                                              2,479           85,203
Kraft Foods Inc.                                         2,264           73,693
Kroger Co./(1)/                                          3,977           66,336
McCormick & Co. Inc.                                     1,376           37,427
Safeway Inc./(1)/                                        2,583           52,848
Sara Lee Corp.                                           4,448           83,667
Smithfield Foods Inc./(1)/                                 637           14,600
Smucker (J.M.) Co. (The)                                   450           17,951
SUPERVALU Inc.                                             945           20,147
Sysco Corp.                                              3,694          110,968
Tyson Foods Inc. Class A                                 1,784           18,946
Whole Foods Market Inc./(1)/                               324           15,400
Winn-Dixie Stores Inc.                                   1,053           12,962
Wrigley (William Jr.) Co.                                1,293           72,705
-------------------------------------------------------------------------------
                                                                      1,246,891
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.32%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                        555           13,265
Bowater Inc.                                               461           17,264
Georgia-Pacific Corp.                                    1,215           23,024
International Paper Co.                                  2,618           93,541
MeadWestvaco Corp.                                       1,204           29,739
Plum Creek Timber Co. Inc.                               1,264           32,801
Temple-Inland Inc.                                         329           14,117
Weyerhaeuser Co.                                         1,276           68,904
-------------------------------------------------------------------------------
                                                                        292,655
-------------------------------------------------------------------------------

GAS - 0.14%
-------------------------------------------------------------------------------
EnergySouth Inc.                                           188            6,166
KeySpan Corp.                                              982           34,812
Nicor Inc.                                                 357           13,248
Peoples Energy Corp.                                       794           34,055
Sempra Energy                                            1,372           39,143
-------------------------------------------------------------------------------
                                                                        127,424
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.22%
-------------------------------------------------------------------------------
Black & Decker Corp.                                       479           20,813
Emerson Electric Co.                                     2,441          124,735
Snap-On Inc.                                               483           14,021
SPX Corp./(1)/                                             643           28,331
Stanley Works (The)                                        596           16,450
-------------------------------------------------------------------------------
                                                                        204,350
-------------------------------------------------------------------------------

HEALTH CARE - 3.29%
-------------------------------------------------------------------------------
Aetna Inc.                                                 805           48,461
AMERIGROUP Corp./(1)/                                      362           13,466
AmSurg Corp./(1)/                                          361           11,011
Anthem Inc./(1)/                                           835           64,420
Apogent Technologies Inc./(1)/                           1,069           21,380
Apria Healthcare Group Inc./(1)/                           655           16,296
Bard (C.R.) Inc.                                           484           34,514
Bausch & Lomb Inc.                                         415           15,563
Baxter International Inc.                                3,589           93,314
Beckman Coulter Inc.                                       570           23,165
Becton, Dickinson & Co.                                  1,471           57,148
Biomet Inc.                                              1,463           41,930
Bio-Rad Laboratories Inc. Class A/(1)/                     286           15,830
Biosite Inc./(1)/                                           45            2,165
Boston Scientific Corp./(1)/                             2,442          149,206
Candela Corp./(1)/                                         877           10,103
Cerner Corp./(1)/                                          199            4,567
CNS Inc./(1)/                                            1,282           10,897
Covance Inc./(1)/                                          670           12,127
Cyberonics Inc./(1)/                                       123            2,646
Cytyc Corp./(1)/                                         1,073           11,288
Enzon Pharmaceuticals Inc./(1)/                            786            9,841

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HEALTH CARE (Continued)
-------------------------------------------------------------------------------
Express Scripts Inc./(1)/                                  383   $       26,167
Guidant Corp.                                            1,882           83,542
HCA Inc.                                                 2,736           87,661
Health Management Associates Inc. Class A                1,964           36,236
Health Net Inc./(1)/                                       905           29,820
Hillenbrand Industries Inc.                                516           26,032
Humana Inc./(1)/                                           950           14,345
Invacare Corp.                                             399           13,167
Johnson & Johnson                                       17,399          899,528
Laboratory Corp. of America Holdings/(1)/                  984           29,668
LifePoint Hospitals Inc./(1)/                              312            6,533
Lincare Holdings Inc./(1)/                                 482           15,188
Manor Care Inc./(1)/                                       497           12,430
Medtronic Inc.                                           7,224          346,535
Mid Atlantic Medical Services Inc./(1)/                    318           16,631
Oakley Inc./(1)/                                           450            5,297
Oxford Health Plans Inc./(1)/                              703           29,547
Pediatrix Medical Group Inc./(1)/                          281           10,018
PolyMedica Corp.                                            65            2,976
Quest Diagnostics Inc./(1)/                                615           39,237
Renal Care Group Inc./(1)/                                 672           23,661
ResMed Inc./(1)/                                           314           12,309
Respironics Inc./(1)/                                      213            7,992
Select Medical Corp./(1)/                                  125            3,104
St. Jude Medical Inc./(1)/                               1,006           57,845
Stryker Corp.                                            1,160           80,469
Tenet Healthcare Corp./(1)/                              2,317           26,993
Triad Hospitals Inc./(1)/                                  426           10,573
UnitedHealth Group Inc.                                  3,419          171,805
Universal Health Services Inc. Class B/(1)/                466           18,463
Varian Medical Systems Inc./(1)/                           587           33,794
VISX Inc./(1)/                                             317            5,500
Vital Images Inc./(1)/                                     527            9,739
WebMD Corp./(1)/                                         2,427           26,284
WellPoint Health Networks Inc./(1)/                        871           73,425
Zimmer Holdings Inc./(1)/                                1,133           51,042
-------------------------------------------------------------------------------
                                                                      3,012,894
-------------------------------------------------------------------------------

HOME BUILDERS - 0.18%
-------------------------------------------------------------------------------
Centex Corp.                                               343           26,682
D.R. Horton Inc.                                         1,295           36,390
KB Home                                                    464           28,759
Lennar Corp. Class A                                       432           30,888
Lennar Corp. Class B                                        43            2,954
NVR Inc./(1)/                                               33           13,563
Pulte Homes Inc.                                           261           16,093
Ryland Group Inc.                                          184           12,770
-------------------------------------------------------------------------------
                                                                        168,099
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.13%
-------------------------------------------------------------------------------
Harman International Industries Inc.                       236           18,677
Hooker Furniture Corp.                                     329            8,136
Leggett & Platt Inc.                                     1,651           33,846
Maytag Corp.                                               620           15,140
Polycom Inc./(1)/                                        1,148           15,911
Whirlpool Corp.                                            483           30,767
-------------------------------------------------------------------------------
                                                                        122,477
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.23%
-------------------------------------------------------------------------------
Avery Dennison Corp.                                       578           29,016
Clorox Co.                                               1,182           50,412
Fortune Brands Inc.                                        970           50,634
Newell Rubbermaid Inc.                                   1,605           44,940
Toro Co.                                                   546           21,704
Tupperware Corp.                                           991           14,231
-------------------------------------------------------------------------------
                                                                        210,937
-------------------------------------------------------------------------------

INSURANCE - 2.11%
-------------------------------------------------------------------------------
ACE Ltd.                                                 1,573           53,938
AFLAC Inc.                                               2,957           90,928
Allstate Corp. (The)                                     3,907          139,285
Ambac Financial Group Inc.                                 610           40,413
American National Insurance Co.                            421           36,371
AON Corp.                                                1,626           39,154
Berkley (W.R.) Corp.                                       235           12,385
Brown & Brown Inc.                                         483           15,698
Chubb Corp.                                              1,001           60,060
CIGNA Corp.                                                746           35,017
Cincinnati Financial Corp.                               1,112           41,244
CNA Financial Corp./(1)/                                   383            9,422
Fidelity National Financial Inc.                           965           29,683
First American Corp.                                       533           14,045
Gallagher (Arthur J.) & Co.                                623           16,946
Hancock (John) Financial Services Inc.                   1,540           47,324
Hartford Financial Services Group Inc.                   1,531           77,101
HCC Insurance Holdings Inc.                                635           18,777
Hilb, Rogal & Hamilton Co.                                 283            9,633
Jefferson-Pilot Corp.                                      840           34,826
Lincoln National Corp.                                     999           35,594
Loews Corp.                                                999           47,243
Markel Corp./(1)/                                          115           29,440
Marsh & McLennan Companies Inc.                          3,102          158,419
MBIA Inc.                                                  800           39,000
MetLife Inc.                                             4,379          124,013
MGIC Investment Corp.                                      565           26,352
Old Republic International Corp.                           799           27,382
PMI Group Inc. (The)                                       682           18,305
Principal Financial Group Inc.                           2,050           66,113
Progressive Corp. (The)                                  1,264           92,398
Prudential Financial Inc.                                3,137          105,560

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

INSURANCE (Continued)
-------------------------------------------------------------------------------
Radian Group Inc.                                          762   $       27,927
SAFECO Corp.                                             1,015           35,809
St. Paul Companies Inc.                                  1,210           44,177
StanCorp Financial Group Inc.                              186            9,713
Torchmark Corp.                                            643           23,952
Transatlantic Holdings Inc.                                 79            5,463
Travelers Property Casualty Corp. Class B                5,864           92,475
Unitrin Inc.                                               673           18,252
UNUMProvident Corp.                                      1,432           19,203
XL Capital Ltd. Class A                                    761           63,163
-------------------------------------------------------------------------------
                                                                      1,932,203
-------------------------------------------------------------------------------

IRON / STEEL - 0.04%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                                602            3,973
Nucor Corp.                                                506           24,718
United States Steel Corp.                                  457            7,481
-------------------------------------------------------------------------------
                                                                         36,172
-------------------------------------------------------------------------------

LEISURE TIME - 0.14%
-------------------------------------------------------------------------------
Brunswick Corp.                                            929           23,244
Harley-Davidson Inc.                                     1,797           71,628
Polaris Industries Inc.                                    188           11,543
Sabre Holdings Corp.                                       864           21,298
-------------------------------------------------------------------------------
                                                                        127,713
-------------------------------------------------------------------------------

LODGING - 0.22%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                           759           30,542
Hilton Hotels Corp.                                      2,288           29,264
Marriott International Inc. Class A                      1,417           54,441
MGM Grand Inc./(1)/                                        639           21,841
Park Place Entertainment Corp./(1)/                      3,472           31,560
Starwood Hotels & Resorts Worldwide Inc.                 1,178           33,679
-------------------------------------------------------------------------------
                                                                        201,327
-------------------------------------------------------------------------------

MACHINERY - 0.35%
-------------------------------------------------------------------------------
Caterpillar Inc.                                         1,947          108,370
Cognex Corp./(1)/                                          440            9,834
Deere & Co.                                              1,323           60,461
Dover Corp.                                              1,163           34,843
Graco Inc.                                                 670           21,440
Ingersoll-Rand Co. Class A                                 964           45,616
Manitowoc Co. Inc. (The)                                   255            5,687
Rockwell Automation Inc.                                 1,248           29,752
Ultratech Inc./(1)/                                        353            6,527
-------------------------------------------------------------------------------
                                                                        322,530
-------------------------------------------------------------------------------

MANUFACTURERS - 3.00%
-------------------------------------------------------------------------------
Carlisle Companies Inc.                                    221            9,317
Cooper Industries Ltd.                                     617           25,482
Crane Co.                                                  779           17,629
Danaher Corp.                                              823           56,005
Eastman Kodak Co.                                        1,667           45,592
Eaton Corp.                                                470           36,947
General Electric Co.                                    58,592        1,680,419
Harsco Corp.                                               450           16,223
Honeywell International Inc.                             4,826          129,578
Illinois Tool Works Inc.                                 1,683          110,826
ITT Industries Inc.                                        632           41,371
Pall Corp.                                                 893           20,093
Pentair Inc.                                               641           25,037
Textron Inc.                                               830           32,387
3M Co.                                                   2,242          289,173
Tyco International Ltd.                                 11,270          213,905
-------------------------------------------------------------------------------
                                                                      2,749,984
-------------------------------------------------------------------------------

MEDIA - 3.00%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                               25,128          404,310
Belo (A.H.) Corp.                                        1,400           31,304
Cablevision Systems Corp./(1)/                             832           17,272
Clear Channel Communications Inc./(1)/                   3,401          144,168
Comcast Corp. Class A/(1)/                              20,143          607,916
Dow Jones & Co. Inc.                                       522           22,462
Entercom Communications Corp./(1)/                         418           20,486
Fox Entertainment Group Inc. Class A/(1)/                1,276           36,723
Gannett Co. Inc.                                         1,419          108,993
Gemstar-TV Guide International Inc./(1)/                 2,333           11,875
Hispanic Broadcasting Corp./(1)/                           766           19,495
Knight Ridder Inc.                                         437           30,122
Lee Enterprises Inc.                                       525           19,703
Liberty Media Corp. Class A/(1)/                        19,520          225,651
LodgeNet Entertainment Corp./(1)/                          440            4,818
McClatchy Co. (The) Class A                                478           27,542
McGraw-Hill Companies Inc. (The)                         1,043           64,666
Meredith Corp.                                             606           26,664
New York Times Co. Class A                                 812           36,946
Readers Digest Association Inc. (The)                    1,018           13,723
Scripps (E.W.) Co. Class A                                 297           26,350
Tribune Co.                                              1,868           90,224
Univision Communications Inc. Class A/(1)/               1,382           42,013
Viacom Inc. Class B/(1)/                                 9,706          423,764
Walt Disney Co. (The)                                   11,822          233,485
Washington Post Company (The) Class B                       50           36,645
Westwood One Inc./(1)/                                     726           24,633
-------------------------------------------------------------------------------
                                                                      2,751,953
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
-------------------------------------------------------------------------------
Precision Castparts Corp.                                  678           21,086
-------------------------------------------------------------------------------
                                                                         21,086
-------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.00%
-------------------------------------------------------------------------------
Maverick Tube Corp./(1)/                                    97   $        1,858
-------------------------------------------------------------------------------
                                                                          1,858
-------------------------------------------------------------------------------

MINING - 0.27%
-------------------------------------------------------------------------------
Alcoa Inc.                                               4,920          125,460
Freeport-McMoRan Copper & Gold Inc.                      1,324           32,438
Newmont Mining Corp.                                     2,206           71,607
Phelps Dodge Corp./(1)/                                    518           19,860
-------------------------------------------------------------------------------
                                                                        249,365
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.13%
-------------------------------------------------------------------------------
Herman Miller Inc.                                       1,132           22,878
Pitney Bowes Inc.                                        1,328           51,008
Xerox Corp./(1)/                                         4,463           47,263
-------------------------------------------------------------------------------
                                                                        121,149
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.23%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                         494           24,295
Anadarko Petroleum Corp.                                 1,398           62,169
Apache Corp.                                               936           60,896
Burlington Resources Inc.                                1,067           57,693
ChevronTexaco Corp.                                      5,844          421,937
Cimarex Energy Co./(1)/                                    444           10,545
ConocoPhillips                                           3,859          211,473
Devon Energy Corp.                                       1,347           71,930
Diamond Offshore Drilling Inc.                             445            9,341
ENSCO International Inc.                                 1,230           33,087
EOG Resources Inc.                                         725           30,334
Equitable Resources Inc.                                   833           33,936
Evergreen Resources Inc./(1)/                              193           10,482
EXCO Resources Inc./(1)/                                   464            8,310
Exxon Mobil Corp.                                       36,607        1,314,557
Kerr-McGee Corp.                                           603           27,014
Kinder Morgan Inc.                                         830           45,360
Marathon Oil Corp.                                       1,760           46,376
Murphy Oil Corp.                                           768           40,397
Nabors Industries Ltd./(1)/                                976           38,601
Newfield Exploration Co./(1)/                              433           16,259
Noble Corp./(1)/                                           969           33,237
Noble Energy Inc.                                          476           17,993
Occidental Petroleum Corp.                               2,321           77,870
Patina Oil & Gas Corp.                                     569           18,293
Pioneer Natural Resources Co./(1)/                         727           18,975
Pogo Producing Co.                                         513           21,931
Rowan Companies Inc./(1)/                                  782           17,517
St. Mary Land & Exploration Co.                            436           11,903
Sunoco Inc.                                                587           22,153
Transocean Inc./(1)/                                     1,701           37,371
Unocal Corp.                                             1,321           37,899
Valero Energy Corp.                                        900           32,697
XTO Energy Inc.                                          2,002           40,260
-------------------------------------------------------------------------------
                                                                      2,963,091
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.49%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        1,932           64,857
BJ Services Co./(1)/                                       992           37,061
Cooper Cameron Corp./(1)/                                  385           19,396
Grant Prideco Inc./(1)/                                  1,087           12,772
Halliburton Co.                                          2,294           52,762
Patterson-UTI Energy Inc./(1)/                             460           14,904
Schlumberger Ltd.                                        3,408          162,119
Smith International Inc./(1)/                              919           33,764
Tidewater Inc.                                             534           15,684
Varco International Inc./(1)/                            1,708           33,477
-------------------------------------------------------------------------------
                                                                        446,796
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.17%
-------------------------------------------------------------------------------
Ball Corp.                                                 444           20,206
Bemis Co.                                                  472           22,090
Pactiv Corp./(1)/                                        1,497           29,506
Sealed Air Corp./(1)/                                      557           26,547
Smurfit-Stone Container Corp./(1)/                       1,864           24,288
Sonoco Products Co.                                      1,220           29,304
-------------------------------------------------------------------------------
                                                                        151,941
-------------------------------------------------------------------------------

PHARMACEUTICALS - 5.42%
-------------------------------------------------------------------------------
Abbott Laboratories                                      9,202          402,680
Able Laboratories Inc./(1)/                                326            6,422
Advanced Medical Optics Inc./(1)/                          702           11,969
AdvancePCS/(1)/                                            364           13,916
Alkermes Inc./(1)/                                         441            4,741
Allergan Inc.                                              763           58,827
AmerisourceBergen Corp.                                    677           46,950
Andrx Group/(1)/                                           278            5,532
Barr Laboratories Inc./(1)/                                380           24,890
Bristol-Myers Squibb Co.                                11,451          310,895
Cardinal Health Inc.                                     2,470          158,821
Celgene Corp./(1)/                                         870           26,448
CV Therapeutics Inc./(1)/                                  294            8,720
DENTSPLY International Inc.                                523           21,391
Forest Laboratories Inc./(1)/                            2,137          117,001
Gilead Sciences Inc./(1)/                                1,435           79,757
ICN Pharmaceuticals Inc.                                   824           13,810
ImClone Systems Inc./(1)/                                  338           10,688
IVAX Corp./(1)/                                          1,632           29,131
King Pharmaceuticals Inc./(1)/                           1,514           22,347
KV Pharmaceuticals Co./(1)/                                199            5,532
Ligand Pharmaceuticals Inc. Class B/(1)/                   123            1,672
Lilly (Eli) & Co.                                        6,631          457,340
Medicines Co. (The)/(1)/                                    81            1,595
Medicis Pharmaceutical Corp. Class A                       263           14,912
MedImmune Inc./(1)/                                      1,536           55,864
Merck & Co. Inc.                                        13,156          796,596
MGI Pharma Inc./(1)/                                        82            2,102
Mylan Laboratories Inc.                                  1,397           48,574
Neurocrine Biosciences Inc./(1)/                           458           22,873

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
-------------------------------------------------------------------------------
NPS Pharmaceuticals Inc./(1)/                              286   $        6,961
Omnicare Inc.                                              899           30,377
OSI Pharmaceuticals Inc./(1)/                              276            8,890
Pfizer Inc.                                             46,372        1,583,604
Schering-Plough Corp.                                    8,128          151,181
Sepracor Inc./(1)/                                         615           11,088
Sybron Dental Specialties Inc./(1)/                        584           13,782
Watson Pharmaceuticals Inc./(1)/                           684           27,613
Wyeth                                                    7,848          357,476
-------------------------------------------------------------------------------
                                                                      4,972,968
-------------------------------------------------------------------------------

PIPELINES - 0.07%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      1,710            7,182
El Paso Corp.                                            2,721           21,986
Questar Corp.                                              539           18,040
Williams Companies Inc.                                  2,582           20,398
-------------------------------------------------------------------------------
                                                                         67,606
-------------------------------------------------------------------------------

REAL ESTATE - 0.14%
-------------------------------------------------------------------------------
Catellus Development Corp./(1)/                          1,558           34,276
CenterPoint Properties Corp.                               858           52,553
Developers Diversified Realty Corp.                        490           13,936
Mid Atlantic Realty Trust                                  258            5,403
St. Joe Company (The)                                      687           21,434
-------------------------------------------------------------------------------
                                                                        127,602
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.91%
-------------------------------------------------------------------------------
AMB Property Corp.                                         482           13,578
Apartment Investment & Management Co. Class A              684           23,666
Archstone-Smith Trust                                    2,142           51,408
AvalonBay Communities Inc.                                 533           22,727
Boston Properties Inc.                                     868           38,018
CBL & Associates Properties Inc.                         1,169           50,267
Crescent Real Estate Equities Co.                        2,023           33,602
Duke Realty Corp.                                        2,161           59,536
Equity Office Properties Trust                           2,262           61,097
Equity Residential                                       1,663           43,155
General Growth Properties Inc.                             491           30,658
Health Care Property Investors Inc.                        900           38,115
Host Marriott Corp./(1)/                                 3,617           33,096
iStar Financial Inc.                                     1,386           50,589
Kimco Realty Corp.                                       1,449           54,917
Liberty Property Trust                                     609           21,071
Parkway Properties Inc.                                    273           11,480
ProLogis                                                 1,044           28,501
Public Storage Inc.                                      1,161           39,323
Rouse Co. (The)                                            732           27,889
Simon Property Group Inc.                                1,406           54,876
U.S. Restaurant Properties Inc.                            691           10,849
Vornado Realty Trust                                       779           33,964
-------------------------------------------------------------------------------
                                                                        832,382
-------------------------------------------------------------------------------

RETAIL - 4.85%
-------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                       663           18,836
Amazon.com Inc./(1)/                                     1,592           58,092
America's Car-Mart Inc./(1)/                               639           11,681
AutoNation Inc./(1)/                                     2,323           36,518
AutoZone Inc./(1)/                                         540           41,024
Bed Bath & Beyond Inc./(1)/                              1,746           67,762
Best Buy Co. Inc./(1)/                                   1,940           85,205
Big Lots Inc./(1)/                                       1,243           18,695
Borders Group Inc./(1)/                                    422            7,431
Brinker International Inc./(1)/                            638           22,981
CarMax Inc./(1)/                                           620           18,693
CBRL Group Inc.                                            446           17,332
Circuit City Stores Inc.                                 1,761           15,497
Coach Inc./(1)/                                            755           37,554
CVS Corp.                                                2,209           61,918
Darden Restaurants Inc.                                  1,418           26,914
Dick's Sporting Goods Inc./(1)/                             80            2,934
Dillards Inc. Class A                                      798           10,749
Dollar General Corp.                                     2,266           41,377
Dollar Tree Stores Inc./(1)/                               912           28,938
eBay Inc./(1)/                                           1,880          195,858
Family Dollar Stores Inc.                                1,083           41,316
Federated Department Stores Inc.                         1,129           41,604
Foot Locker Inc.                                         1,571           20,816
Gap Inc. (The)                                           5,325           99,897
Home Depot Inc.                                         13,583          449,869
Hot Topic Inc./(1)/                                         87            2,341
Kenneth Cole Productions Class A/(1)/                      537           10,466
Kohls Corp./(1)/                                         2,025          104,045
Krispy Kreme Doughnuts Inc./(1)/                           377           15,525
Limited Brands Inc.                                      3,529           54,700
Lowe's Companies Inc.                                    4,655          199,932
May Department Stores Co. (The)                          1,775           39,512
McDonald's Corp.                                         7,176          158,303
Michaels Stores Inc./(1)/                                  521           19,829
Neiman-Marcus Group Inc. Class A/(1)/                      369           13,505
99 Cents Only Stores/(1)/                                  339           11,634
Nordstrom Inc.                                           1,188           23,190
Office Depot Inc./(1)/                                   2,173           31,530
Outback Steakhouse Inc.                                    707           27,573
Penney (J.C.) Co. Inc. (Holding Co.)                     1,477           24,887
PETsMART Inc./(1)/                                       1,459           24,322
Pier 1 Imports Inc.                                        539           10,996
RadioShack Corp.                                         1,024           26,941
Rite Aid Corp./(1)/                                      1,754            7,805
Ross Stores Inc.                                           680           29,063
Ruby Tuesday Inc.                                          289            7,147
Sears, Roebuck and Co.                                   1,779           59,846
Staples Inc./(1)/                                        2,483           45,563
Starbucks Corp./(1)/                                     2,132           52,277
Target Corp.                                             5,043          190,827
Tiffany & Co.                                              929           30,360
TJX Companies Inc.                                       2,974           56,030

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

RETAIL (Continued)
-------------------------------------------------------------------------------
Toys R Us Inc./(1)/                                      1,627   $       19,719
Walgreen Co.                                             5,948          179,035
Wal-Mart Stores Inc.                                    25,687        1,378,621
Wendy's International Inc.                                 849           24,596
Williams-Sonoma Inc./(1)/                                  758           22,134
Yum! Brands Inc./(1)/                                    1,769           52,292
Zale Corp./(1)/                                            235            9,400
-------------------------------------------------------------------------------
                                                                      4,443,437
-------------------------------------------------------------------------------

SEMICONDUCTORS - 2.12%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         2,723           17,454
Agere Systems Inc. Class B/(1)/                         12,558           28,883
Altera Corp./(1)/                                        1,955           32,062
Amkor Technology Inc./(1)/                               1,275           16,754
Analog Devices Inc./(1)/                                 2,019           70,302
Applied Materials Inc./(1)/                              8,858          140,488
Applied Micro Circuits Corp./(1)/                        1,962           11,870
Atmel Corp./(1)/                                         4,724           11,952
Broadcom Corp. Class A/(1)/                              1,710           42,596
Brooks Automation Inc./(1)/                                158            1,792
Conexant Systems Inc./(1)/                               2,618           10,734
Cree Inc./(1)/                                             662           10,777
Cypress Semiconductor Corp./(1)/                         1,380           16,560
GlobeSpanVirata Inc./(1)/                                1,350           11,138
Integrated Device Technology Inc./(1)/                   1,302           14,387
Intel Corp.                                             37,979          789,356
International Rectifier Corp./(1)/                         542           14,536
Intersil Corp. Class A/(1)/                                818           21,767
KLA-Tencor Corp./(1)/                                    1,024           47,606
Lam Research Corp./(1)/                                    635           11,563
Lattice Semiconductor Corp./(1)/                           998            8,214
Linear Technology Corp.                                  1,630           52,502
LSI Logic Corp./(1)/                                     2,650           18,762
Maxim Integrated Products Inc.                           1,802           61,610
Microchip Technology Inc.                                1,264           31,132
Micron Technology Inc./(1)/                              3,278           38,123
Mykrolis Corp./(1)/                                        239            2,426
National Semiconductor Corp./(1)/                        1,056           20,824
Novellus Systems Inc./(1)/                                 782           28,638
NVIDIA Corp./(1)/                                        1,025           23,585
OmniVision Technologies Inc./(1)/                          281            8,767
ON Semiconductor Corp./(1)/                              7,353           19,853
PMC-Sierra Inc./(1)/                                       457            5,361
QLogic Corp./(1)/                                          551           26,630
Rambus Inc./(1)/                                           629           10,423
Silicon Laboratories Inc./(1)/                             243            6,474
Skyworks Solutions Inc./(1)/                             1,065            7,210
Teradyne Inc./(1)/                                       1,123           19,439
Texas Instruments Inc.                                   9,431          165,986
TriQuint Semiconductor Inc./(1)/                         1,213            5,046
Varian Semiconductor Equipment
 Associates Inc./(1)/                                      201            5,982
Vitesse Semiconductor Corp./(1)/                         2,369           11,655
Xilinx Inc./(1)/                                         1,828           46,267
-------------------------------------------------------------------------------
                                                                      1,947,486
-------------------------------------------------------------------------------

SOFTWARE - 3.48%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       1,150           36,881
Akamai Technologies Inc./(1)/                            1,781            8,513
Ariba Inc./(1)/                                          3,036            9,017
Ascential Software Corp./(1)/                              499            8,208
Autodesk Inc.                                            1,207           19,505
Automatic Data Processing Inc.                           3,475          117,664
BEA Systems Inc./(1)/                                    2,176           23,631
BMC Software Inc./(1)/                                   1,450           23,679
Cadence Design Systems Inc./(1)/                         1,721           20,755
Centillium Communications Inc./(1)/                        198            1,962
Certegy Inc./(1)/                                          587           16,289
CheckFree Corp./(1)/                                       626           17,428
ChoicePoint Inc./(1)/                                      710           24,509
Citrix Systems Inc./(1)/                                 1,267           25,796
Computer Associates International Inc.                   3,271           72,878
Compuware Corp./(1)/                                     3,155           18,204
CSG Systems International Inc./(1)/                        837           11,827
Documentum Inc./(1)/                                       544           10,700
Electronic Arts Inc./(1)/                                  842           62,300
eUniverse Inc./(1)//(2)/                                 3,155           11,421
First Data Corp.                                         4,455          184,615
Fiserv Inc./(1)/                                         1,018           36,251
IMPAC Medical Systems Inc./(1)/                            245            5,116
IMS Health Inc.                                          1,434           25,798
Intuit Inc./(1)/                                         1,184           52,724
Mercury Interactive Corp./(1)/                             536           20,695
Micromuse Inc./(1)/                                        611            4,882
Microsoft Corp.                                         63,087        1,615,658
Netegrity Inc./(1)/                                      2,375           13,870
Network Associates Inc./(1)/                               830           10,524
Novell Inc./(1)/                                         2,219            6,835
Oracle Corp./(1)/                                       30,485          366,430
Parametric Technology Corp./(1)/                         1,981            6,042
PeopleSoft Inc./(1)/                                     1,534           26,983
ProQuest Co./(1)/                                          189            4,876
RealNetworks Inc./(1)/                                   1,281            8,685
Reynolds & Reynolds Co. (The) Class A                      352           10,053
SAFLINK Corp./(1)/                                         537            3,405
SERENA Software Inc./(1)/                                  406            8,477
Siebel Systems Inc./(1)/                                 3,022           28,830
Sybase Inc./(1)/                                           803           11,170
Symantec Corp./(1)/                                        849           37,237
TIBCO Software Inc./(1)/                                 1,514            7,706
Total System Services Inc.                                 636           14,183
Vignette Corp./(1)/                                      5,453           11,342
Websense Inc./(1)/                                         316            4,949
Yahoo! Inc./(1)/                                         3,579          117,248
-------------------------------------------------------------------------------
                                                                      3,185,751
-------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.58%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                         4,999   $       11,638
Advanced Fibre Communications Inc./(1)/                    922           15,001
American Tower Corp. Class A/(1)/                        1,826           16,160
Andrew Corp./(1)/                                          589            5,419
Avaya Inc./(1)/                                          2,456           15,866
CIENA Corp./(1)/                                         3,327           17,267
Comverse Technology Inc./(1)/                            1,099           16,518
Harris Corp.                                               447           13,432
JDS Uniphase Corp./(1)/                                  8,704           30,551
Lucent Technologies Inc./(1)/                           19,904           40,405
Motorola Inc.                                           12,418          117,102
QUALCOMM Inc.                                            4,600          164,450
RF Micro Devices Inc./(1)/                               1,372            8,259
Scientific-Atlanta Inc.                                    924           22,028
Sonus Networks Inc./(1)/                                 1,970            9,909
Sycamore Networks Inc./(1)/                              1,453            5,565
Tellabs Inc./(1)/                                        3,079           20,229
-------------------------------------------------------------------------------
                                                                        529,799
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.40%
-------------------------------------------------------------------------------
Allen Telecom Inc./(1)/                                    115            1,900
AT&T Wireless Services Inc./(1)/                        14,509          119,119
Avocent Corp./(1)/                                         440           13,169
Citizens Communications Co./(1)/                         2,393           30,846
Corning Inc./(1)/                                        6,588           48,685
Cox Communications Inc. Class A/(1)/                     1,908           60,865
Crown Castle International Corp./(1)/                    1,729           13,434
EchoStar Communications Corp./(1)/                       1,653           57,227
Emulex Corp./(1)/                                          707           16,098
General Motors Corp. Class H/(1)/                        6,172           79,063
InterDigital Communications Corp./(1)/                     638           14,910
Level 3 Communications Inc./(1)/                         3,331           22,118
Nextel Communications Inc. Class A/(1)/                  5,963          107,811
PanAmSat Corp./(1)/                                        568           10,468
Plantronics Inc./(1)/                                      268            5,808
Powerwave Technologies Inc./(1)/                           408            2,558
Qwest Communications International Inc./(1)/             9,458           45,209
Sprint Corp. (PCS Group)/(1)/                            5,521           31,746
Verizon Communications Inc.                             15,201          599,679
Western Wireless Corp. Class A/(1)/                        475            5,477
-------------------------------------------------------------------------------
                                                                      1,286,190
-------------------------------------------------------------------------------

TELEPHONE - 1.13%
-------------------------------------------------------------------------------
Alltel Corp.                                             1,780           85,832
AT&T Corp.                                               4,448           85,624
BellSouth Corp.                                         10,242          272,744
CenturyTel Inc.                                            921           32,097
SBC Communications Inc.                                 18,308          467,769
Sprint Corp. (FON Group)                                 4,846           69,782
Telephone & Data Systems Inc.                              381           18,936
-------------------------------------------------------------------------------
                                                                      1,032,784
-------------------------------------------------------------------------------

TEXTILES - 0.06%
-------------------------------------------------------------------------------
Cintas Corp.                                             1,046           37,070
Mohawk Industries Inc./(1)/                                400           22,212
-------------------------------------------------------------------------------
                                                                         59,282
-------------------------------------------------------------------------------

TOBACCO - 0.66%
-------------------------------------------------------------------------------
Altria Group Inc.                                       11,923          541,781
Loews Corporation - Carolina Group                         447           12,069
R.J. Reynolds Tobacco Holdings Inc.                        439           16,335
UST Inc.                                                 1,059           37,097
-------------------------------------------------------------------------------
                                                                        607,282
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.09%
-------------------------------------------------------------------------------
Action Performance Companies Inc.                          247            4,693
Hasbro Inc.                                              1,425           24,923
Marvel Enterprises Inc./(1)/                                82            1,566
Mattel Inc.                                              2,925           55,341
-------------------------------------------------------------------------------
                                                                         86,523
-------------------------------------------------------------------------------

TRANSPORTATION - 0.93%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       2,194           62,397
CH Robinson Worldwide Inc.                                 267            9,495
CNF Inc.                                                   553           14,035
CSX Corp.                                                1,256           37,793
Expeditors International Washington Inc.                   958           33,185
FedEx Corp.                                              1,807          112,088
Landstar System Inc./(1)/                                  403           25,329
Norfolk Southern Corp.                                   2,454           47,117
Union Pacific Corp.                                      1,450           84,129
United Parcel Service Inc. Class B                       6,660          424,242
-------------------------------------------------------------------------------
                                                                        849,810
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
-------------------------------------------------------------------------------
Ryder System Inc.                                          423           10,837
-------------------------------------------------------------------------------
                                                                         10,837
-------------------------------------------------------------------------------

WATER - 0.05%
-------------------------------------------------------------------------------
Middlesex Water Co.                                      1,894           46,668
-------------------------------------------------------------------------------
                                                                         46,668
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $72,988,330)                                                  60,938,322
-------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 18.96%

AUSTRALIA - 0.97%
-------------------------------------------------------------------------------
Broken Hill Proprietary Co. Ltd.                         5,000   $       28,972
Coles Myer Ltd. ADR                                      3,319          123,799
Commonwealth Bank of Australia                           3,113           61,693
National Australia Bank ADR                              1,210          135,823
News Corporation Ltd. ADR                                2,847           86,179
Rio Tinto PLC ADR                                        2,238          171,319
Westpac Banking Corp. Ltd. ADR                           5,289          289,203
-------------------------------------------------------------------------------
                                                                        896,988
-------------------------------------------------------------------------------

DENMARK - 0.26%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                     4,247          147,243
TDC A/S ADR                                              5,834           88,385
-------------------------------------------------------------------------------
                                                                        235,628
-------------------------------------------------------------------------------

FINLAND - 0.39%
-------------------------------------------------------------------------------
Nokia OYJ ADR                                           12,141          199,477
Outokumpu OYJ                                            2,701           23,728
Rautaruukki OYJ/(1)/                                    18,644           80,287
Stora Enso OYJ Class R                                   2,198           24,559
UPM-Kymmene OYJ                                          1,010           14,741
-------------------------------------------------------------------------------
                                                                        342,792
-------------------------------------------------------------------------------

FRANCE - 1.57%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                      7,505           67,170
Aventis SA ADR                                           5,421          296,529
AXA ADR                                                 13,204          206,114
BNP Paribas SA                                           1,470           74,697
France Telecom SA ADR                                    1,981           48,832
LVMH Moet Hennessy Louis Vuitton SA                      3,287          163,026
Societe Generale Class A                                   784           49,697
STMicroelectronics NV                                    1,225           25,687
Total SA                                                 3,360          254,688
Total SA                                                   384           58,031
Vivendi Universal SA/(1)/                                1,158           21,077
Vivendi Universal SA ADR/(1)/                            2,336           43,076
Zodiac SA                                                5,500          134,150
-------------------------------------------------------------------------------
                                                                      1,442,774
-------------------------------------------------------------------------------

GERMANY - 0.91%
-------------------------------------------------------------------------------
DaimlerChrysler AG                                       6,974          242,137
Deutsche Bank AG                                         1,384           89,765
Deutsche Telekom AG ADR/(1)/                             7,627          115,930
E.ON AG                                                  1,627           83,647
RWE AG                                                   2,056           62,071
SAP AG ADR                                               3,739          109,254
Siemens AG                                               2,511          123,183
-------------------------------------------------------------------------------
                                                                        825,987
-------------------------------------------------------------------------------

GREECE - 0.04%
-------------------------------------------------------------------------------
Technical Olympic SA                                    10,380           40,528
-------------------------------------------------------------------------------
                                                                         40,528
-------------------------------------------------------------------------------

HONG KONG - 0.29%
-------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                              8,500           24,852
CLP Holdings Ltd.                                        9,000           39,355
Esprit Holdings Ltd.                                    14,000           34,200
Hong Kong & China Gas Co. Ltd.                          60,000           75,787
Hong Kong Exchanges & Clearing Ltd.                     28,000           40,215
Hongkong Electric Holdings Ltd.                         10,500           41,202
Wharf Holdings Ltd.                                      5,000            9,618
-------------------------------------------------------------------------------
                                                                        265,229
-------------------------------------------------------------------------------

IRELAND - 0.22%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                               6,731          201,324
-------------------------------------------------------------------------------
                                                                        201,324
-------------------------------------------------------------------------------

ITALY - 0.72%
-------------------------------------------------------------------------------
Benetton Group SpA ADR                                   7,416          155,736
ENI-Ente Nazionale Idrocarburi SpA ADR                   2,344          178,238
Fiat SpA/(1)/                                            3,053           22,227
Fiat SpA ADR/(1)/                                        6,859           49,248
San Paolo-IMI SpA ADR                                    9,236          173,822
Snam Rete Gas SpA                                       14,808           58,156
Telecom Italia Mobile SpA                                2,000            9,853
Tiscali SpA/(1)/                                         3,307           16,899
-------------------------------------------------------------------------------
                                                                        664,179
-------------------------------------------------------------------------------

JAPAN - 4.42%
-------------------------------------------------------------------------------
Canon Inc. ADR                                           3,646          166,440
Dainippon Screen Manufacturing Co. Ltd./(1)/            18,000           88,145
Dowa Mining Co. Ltd.                                    13,000           49,910
East Japan Railway Co.                                      24          106,733
Fuji Photo Film Co. Ltd. ADR                             4,261          122,759
Hitachi Ltd. ADR                                         2,273           96,148
Honda Motor Co. Ltd.                                       200            7,579
Honda Motor Company Ltd. ADR                             5,344          101,803
Ito-Yokado Co. Ltd. ADR/(2)/                             3,268           78,040
Japan Airlines System Corp. ADR                          9,187           97,903
JFE Holdings Inc.                                        3,800           56,964
Kamigumi Co. Ltd.                                       31,000          155,161
Kawasaki Kisen Kaisha Ltd.                              41,000           99,021
Kirin Brewery Co. Ltd. ADR                              29,957          208,501
Kubota Corp. ADR                                        10,921          147,980
Kyocera Corp. ADR                                        1,102           62,814
Makita Corp.                                             8,000           64,959
Makita Corp. ADR                                         5,370           42,423
Matsushita Electric Industrial
  Co. Ltd. ADR                                          11,218          112,741
Millea Holdings Inc. ADR                                 5,756          221,261

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

JAPAN (Continued)
-------------------------------------------------------------------------------
Mitsubishi Corp. ADR                                     8,746   $      119,383
Mitsui & Co. ADR                                         1,350          132,975
Murata Manufacturing Co. Ltd.                            1,100           43,240
NEC Corp. ADR                                           17,475           88,074
Nintendo Co. Ltd.                                          700           50,893
Nippon Telegraph & Telephone Corp. ADR                   5,642          111,712
Nippon Unipac Holding                                       16           62,494
Nissan Motor Co. Ltd. ADR                                5,064           95,456
Nomura Holdings Inc.                                     8,000          101,537
NTT DoCoMo Inc.                                             45           97,439
Oji Paper Co. Ltd.                                      14,000           61,212
Osaka Gas Co. Ltd.                                      26,000           64,310
Pioneer Corp. ADR                                        4,582          104,332
Ricoh Corp. Ltd. ADR                                     1,233          103,264
Rohm Co. Ltd.                                              400           43,606
Seven-Eleven Japan Co. Ltd.                              2,000           49,802
Sony Corp. ADR                                           2,767           77,476
Sumitomo Metal Mining Co. Ltd.                          11,000           42,140
Sumitomo Mitsui Financial Group Inc.                        32           69,823
Takeda Chemical Industries Ltd.                          2,700           99,613
Tokyo Electric Power Co. Inc. (The)                      4,900           93,654
Tokyo Electron Ltd.                                      1,000           47,387
Toyota Motor Corp.                                       7,400          191,664
Trend Micro Inc./(1)/                                    2,000           31,064
-------------------------------------------------------------------------------
                                                                      4,069,835
-------------------------------------------------------------------------------

LUXEMBOURG - 0.03%
-------------------------------------------------------------------------------
Arcelor                                                  2,038           23,731
-------------------------------------------------------------------------------
                                                                         23,731
-------------------------------------------------------------------------------

NETHERLANDS - 1.41%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                 14,235          271,746
Aegon NV ADR                                             7,301           73,302
Akzo Nobel NV ADR                                        4,026          107,293
ING Groep NV ADR                                         5,560           97,467
Koninklijke Ahold NV ADR                                10,311           86,303
Koninklijke KPN NV/(1)/                                  3,744           26,527
Koninklijke Philips Electronics NV NY Shares             6,872          131,324
Reed Elsevier NV ADR                                     7,170          170,288
Royal Dutch Petroleum Co.                                6,000          278,498
Unilever NV CVA                                            835           44,799
-------------------------------------------------------------------------------
                                                                      1,287,547
-------------------------------------------------------------------------------

NEW ZEALAND - 0.04%
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                    1,672           40,730
-------------------------------------------------------------------------------
                                                                         40,730
-------------------------------------------------------------------------------

PANAMA - 0.13%
-------------------------------------------------------------------------------
Carnival Corp.                                           3,580          116,386
-------------------------------------------------------------------------------
                                                                        116,386
-------------------------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                         4,146           36,899
-------------------------------------------------------------------------------
                                                                         36,899
-------------------------------------------------------------------------------

SINGAPORE - 0.15%
-------------------------------------------------------------------------------
Chartered Semiconductor
 Manufacturing Ltd. ADR/(1)/                             1,708            8,796
Neptune Orient Lines Ltd./(1)/                          60,000           50,426
Singapore Exchange Ltd.                                103,000           80,131
-------------------------------------------------------------------------------
                                                                        139,353
-------------------------------------------------------------------------------

SPAIN - 0.87%
-------------------------------------------------------------------------------
Acerinox SA                                                859           32,828
Banco Bilbao Vizcaya Argentaria SA ADR                  13,380          140,356
Banco Santander Central Hispano SA ADR                  33,904          299,033
Repsol YPF SA ADR                                        8,103          131,026
Telefonica SA ADR                                        5,565          192,382
-------------------------------------------------------------------------------
                                                                        795,625
-------------------------------------------------------------------------------

SWEDEN - 0.26%
-------------------------------------------------------------------------------
Hoganas AB Class B                                       2,667           54,307
Holmen AB Class B                                          635           17,333
Sapa AB                                                  2,950           59,332
SSAB Svenskt Stal AB Series A                            1,492           19,943
SSAB Svenskt Stal AB Series B                            2,281           29,065
Svenska Cellulosa AB Class B                               835           28,529
Telefonaktiebolaget LM Ericsson AB ADR/(1)/              3,558           37,822
-------------------------------------------------------------------------------
                                                                        246,331
-------------------------------------------------------------------------------

SWITZERLAND - 1.36%
-------------------------------------------------------------------------------
Adecco SA ADR                                            9,417           98,408
Centerpulse ADR                                          3,453           93,231
Credit Suisse Group                                      4,245          111,723
Logitech International SA - Registered/(1)/                655           24,565
Nestle SA                                                  990          204,278
Novartis AG                                              7,000          276,992
Roche Holding AG - Genusschein                           1,745          136,877
Societe Generale de Surveillance Holding SA                110           42,959
Swiss Re                                                 1,466           81,225
UBS AG - Registered                                      3,065          170,498
-------------------------------------------------------------------------------
                                                                      1,240,756
-------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM - 4.88%
-------------------------------------------------------------------------------
AstraZeneca PLC ADR                                      6,936   $      282,781
Barclays PLC ADR/(3)/                                    9,636          288,309
BHP Billiton PLC                                         6,247           32,884
BP PLC                                                  20,824          144,409
BP PLC ADR                                               7,460          313,469
British American Tobacco PLC                             5,886           66,775
British Sky Broadcasting PLC ADR/(1)/                    2,584          116,538
British Telecom PLC ADR                                  4,687          157,764
Cadbury Schweppes PLC ADR                                9,338          225,793
Centrica PLC                                            31,278           90,711
Diageo PLC ADR                                           7,483          327,456
GlaxoSmithKline PLC ADR                                  9,795          397,089
Hanson PLC ADR                                           7,970          225,232
HBOS PLC                                                 8,301          107,460
Hong Kong & Shanghai Banking ADR                         2,415          142,751
HSBC Holdings PLC                                       17,008          200,951
Lloyds TSB Group PLC                                    14,504          102,975
National Grid Transco PLC                               14,421           97,805
Reuters Group PLC                                        2,646            7,674
Reuters Group PLC ADR                                    2,299           40,416
Royal Bank of Scotland Group PLC                         5,435          152,466
Scottish & Southern Energy PLC                           9,113           93,836
Scottish Power PLC                                      13,631           81,875
Shell Transport & Trading Co. PLC                       28,864          190,520
Tesco PLC                                               22,629           81,871
Unilever PLC                                             8,667           69,006
Vodafone Group PLC                                      24,234           47,388
Vodafone Group PLC ADR                                  18,793          369,282
-------------------------------------------------------------------------------
                                                                      4,455,486
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $23,997,482)                                                  17,368,108
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $96,985,812)                                                  78,306,430
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 13.21%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.38%, 02/15/31                               $      380,000          427,901
  6.13%, 11/15/27                                    1,165,000        1,418,115
  6.25%, 08/15/23                                      630,000          771,701
  7.50%, 11/15/16                                      910,000        1,235,289
  8.00%, 11/15/21                                    2,810,000        4,070,878
  8.13%, 08/15/19                                      695,000        1,005,171
  8.13%, 05/15/21                                    1,200,000        1,752,422
  8.13%, 08/15/21                                      360,000          526,416
U.S. Treasury Notes
  3.88%, 02/15/13                                      880,000          905,540
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,719,789)                                                  12,113,433
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.86%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(4)/                           6,538,307        6,538,307
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(4)/                           1,290,563        1,290,563
BlackRock Temp Cash Money Market Fund/(4)/              65,082           65,082
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(4)/                    338,411          338,411
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/(4)/           143,396          143,396
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%, 07/01/03/(4)/                                  86,038           86,038
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                  71,687           71,687
  1.17%, 08/15/03/(4)/                                 107,553          107,553
Canadian Imperial Bank of Commerce,
  Floating Rate Note
  1.07%, 10/30/03/(4)/                                  57,358           57,358
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04/(4)/                                  63,091           63,091
  1.31%, 05/24/04/(4)/                                 143,382          143,382
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                 143,374          143,374
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04/(4)/                                  71,698           71,698
HBOS Treasury Services PLC, Floating
  Rate Note
  1.27%, 06/24/04/(4)/                                 143,396          143,396
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04/(4)/                                  28,679           28,679
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04/(4)/                                  71,694           71,694
  1.22%, 04/13/04/(4)/                                  71,694           71,694
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04/(4)/                                  71,684           71,684
  1.08%, 03/29/04/(4)/                                  71,698           71,698
  1.29%, 05/04/04/(4)/                                  71,694           71,694
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03/(4)/                                 143,389          143,389

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04/(4)/                          $       71,698   $       71,698
  1.14%, 05/17/04/(4)/                                  86,038           86,038
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,951,604)                                                    9,951,604
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.11%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%./(4)/                         71,698           71,698
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%./(4)/                                         28,679           28,679
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $100,377)                                                        100,377
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.61%
(Cost $118,757,582)                                                 100,471,844
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.61%)                             (8,810,251)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $   91,661,593
===============================================================================

/(1)/   Non-income earning securities.

/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.

/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)

                           LIFEPATH RETIREMENT     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                              MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost        $        63,087,040  $    171,874,860  $    418,986,698  $    141,991,560  $    118,757,582
                           -------------------  ----------------  ----------------  ----------------  ----------------
Foreign currency, at cost  $             4,453  $         19,867  $         43,745  $             --  $          6,176
                           -------------------  ----------------  ----------------  ----------------  ----------------
Investments in
 securities, at value
 (including securities
 on loan/(1)/) (Note 1)    $        64,028,915  $    172,237,068  $    385,622,658  $    145,904,212  $    100,471,844
Foreign currency, at
 value                                   4,466            19,682            43,366                --             9,230
Receivables:
  Investment securities
   sold                                299,672            12,457           697,543         5,319,702         1,357,112
  Dividends and interest               365,393           890,531         1,402,693           517,083           301,716
                           -------------------  ----------------  ----------------  ----------------  ----------------
Total Assets                        64,698,446       173,159,738       387,766,260       151,740,997       102,139,902
                           -------------------  ----------------  ----------------  ----------------  ----------------
LIABILITIES
Payables:
  Investment securities
   purchased                           710,362           955,526         3,141,453         6,338,964         2,837,722
  Collateral for
   securities loaned
   (Note 4)                         12,152,485        27,502,094        70,908,992        12,069,222         7,598,238
  Due to bank                               23               197               265               139                95
  Advisory fees (Note 2)                24,995            71,664           150,600            66,386            42,254
Foreign currency, at
 value (Cost: $18,772)                      --                --                --            18,901                --
                           -------------------  ----------------  ----------------  ----------------  ----------------
Total Liabilities                   12,887,865        28,529,481        74,201,310        18,493,612        10,478,309
                           -------------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS                 $        51,810,581  $    144,630,257  $    313,564,950  $    133,247,385  $     91,661,593
                           ===================  ================  ================  ================  ================

----------
/(1)/ Securities on loan with market values of $11,890,633, $26,838,467, $69,071,794, $11,692,104 and $7,372,769, respectively. See Note 4.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)

                           LIFEPATH RETIREMENT     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                              MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(1)/           $           176,746  $        725,487  $      2,067,885  $        919,330  $        680,193
  Interest                             459,457         1,003,144         1,458,534           385,926           205,726
  Securities lending
   income                                4,494            11,894            23,393            20,190             5,638
                           -------------------  ----------------  ----------------  ----------------  ----------------
Total investment income                640,697         1,740,525         3,549,812         1,325,446           891,557
                           -------------------  ----------------  ----------------  ----------------  ----------------
EXPENSES (Note 2)
  Advisory fees                         74,805           217,593           484,656           191,516           130,911
                           -------------------  ----------------  ----------------  ----------------  ----------------
Total expenses                          74,805           217,593           484,656           191,516           130,911
                           -------------------  ----------------  ----------------  ----------------  ----------------
Net investment income                  565,892         1,522,932         3,065,156         1,133,930           760,646
                           -------------------  ----------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net realized loss on
   sale of investments                (318,819)       (2,256,115)       (9,094,781)       (3,062,518)       (9,488,810)
  Net realized gain
   (loss) on foreign
   currency transactions                 2,545            14,623            (4,576)            8,945             2,623
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments                       2,336,168         9,675,582        30,224,849        12,994,501        16,911,936
  Net change in
   unrealized
   appreciation
   (depreciation) on
   translation of assets
   and liabilities in
   foreign currencies                     (948)           (1,021)           (1,749)             (986)            2,654
                           -------------------  ----------------  ----------------  ----------------  ----------------
Net gain on investments              2,018,946         7,433,069        21,123,743         9,939,942         7,428,403
                           -------------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                $         2,584,838  $      8,956,001  $     24,188,899  $     11,073,872  $      8,189,049
                           ===================  ================  ================  ================  ================

----------
/(1)/   Net of foreign withholding tax of $12,529, $50,317, $136,861, $59,400 and $46,540, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                   LIFEPATH RETIREMENT MASTER PORTFOLIO
                             ----------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                  FOR THE             FOR THE
                             JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                               (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income      $     565,892   $            1,063,583   $       2,309,590
  Net realized gain
   (loss)                         (316,274)                 (47,763)          1,795,486
  Net change in
   unrealized
   appreciation
   (depreciation)                2,335,220               (1,664,379)         (2,311,088)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from operations                 2,584,838                 (648,559)          1,793,988
                             -------------   ----------------------   -----------------
INTERESTHOLDER
 TRANSACTIONS:
  Contributions                 18,967,669               21,078,592          30,951,244
  Withdrawals                  (10,205,855)             (22,734,457)        (95,547,521)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions                    8,761,814               (1,655,865)        (64,596,277)
                             -------------   ----------------------   -----------------
Increase (decrease) in
 net assets                     11,346,652               (2,304,424)        (62,802,289)

NET ASSETS:
Beginning of period             40,463,929               42,768,353         105,570,642
                             -------------   ----------------------   -----------------
End of period                $  51,810,581   $           40,463,929   $      42,768,353
                             =============   ======================   =================

                                                         LIFEPATH 2010 MASTER PORTFOLIO
                             ----------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                  FOR THE             FOR THE
                             JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                               (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income      $   1,522,932   $            2,573,253   $       5,471,867
  Net realized gain
   (loss)                       (2,241,492)              (4,435,915)         11,414,844
  Net change in
   unrealized
   appreciation
   (depreciation)                9,674,561               (7,050,480)        (16,181,695)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from operations                 8,956,001               (8,913,142)            705,016
                             -------------   ----------------------   -----------------
INTERESTHOLDER
 TRANSACTIONS:
  Contributions                 34,243,529               53,577,613          84,755,676
  Withdrawals                  (19,887,654)             (48,559,069)       (236,515,911)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions                   14,355,875                5,018,544        (151,760,235)
                             -------------   ----------------------   -----------------
Increase (decrease) in
 net assets                     23,311,876               (3,894,598)       (151,055,219)
NET ASSETS:
Beginning of period            121,318,381              125,212,979        276,268,198
                             -------------   ----------------------   -----------------
End of period                $ 144,630,257   $          121,318,381   $     125,212,979
                             ============    ======================   =================

                                                         LIFEPATH 2020 MASTER PORTFOLIO
                             ----------------------------------------------------------
                              FOR THE SIX
                              MONTHS ENDED                  FOR THE             FOR THE
                             JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                               (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income      $   3,065,156   $            5,376,753   $       9,797,068
  Net realized gain
   (loss)                       (9,099,357)             (29,021,362)         55,898,904
  Net change in
   unrealized
   appreciation
   (depreciation)               30,223,100              (10,052,572)        (82,078,470)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from operations                24,188,899              (33,697,181)        (16,382,498)
                             -------------   ----------------------   -----------------
INTERESTHOLDER
 TRANSACTIONS:
  Contributions                 50,432,926               75,967,508         271,054,874
  Withdrawals                  (31,086,297)            (116,588,501)       (390,877,654)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions                   19,346,629              (40,620,993)       (119,822,780)
                             -------------   ----------------------   -----------------
Increase (decrease) in
 net assets                     43,535,528              (74,318,174)       (136,205,278)

NET ASSETS:
Beginning of period            270,029,422              344,347,596         480,552,874
                             -------------   ----------------------   -----------------
End of period                $ 313,564,950   $          270,029,422   $     344,347,596
                             =============   ======================   =================

                                                         LIFEPATH 2030 MASTER PORTFOLIO
                             ----------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                  FOR THE             FOR THE
                             JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                               (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income      $   1,133,930   $            1,678,094   $       3,067,702
  Net realized gain
   (loss)                       (3,053,573)              (5,796,135)         20,799,655
  Net change in
   unrealized
   appreciation
   (depreciation)               12,993,515              (11,856,843)        (34,991,407)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from operations                11,073,872              (15,974,884)        (11,124,050)
                             -------------   ----------------------   -----------------
INTERESTHOLDER
 TRANSACTIONS:
  Contributions                 37,485,651               35,206,565          89,451,581
  Withdrawals                  (17,541,396)             (36,875,703)       (240,386,251)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions                   19,944,255               (1,669,138)       (150,934,670)
                             -------------   ----------------------   -----------------
Increase (decrease) in
 net assets                     31,018,127              (17,644,022)       (162,058,720)
NET ASSETS:
Beginning of period            102,229,258              119,873,280         281,932,000
                             -------------   ----------------------   -----------------
End of period                $ 133,247,385   $          102,229,258   $     119,873,280
                             =============   ======================   =================

----------
/(1)/ For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                 LIFEPATH 2040 MASTER PORTFOLIO
                                     ----------------------------------------------------------
                                       FOR THE SIX
                                      MONTHS ENDED                  FOR THE             FOR THE
                                     JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                                       (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income              $     760,646   $            1,112,958   $       2,317,577
  Net realized gain (loss)              (9,486,187)             (11,398,816)         65,072,130
  Net change in unrealized
   appreciation (depreciation)          16,914,590               (4,941,229)        (85,921,644)
                                     -------------   ----------------------   -----------------
Net increase (decrease) in net
 assets resulting from operations        8,189,049              (15,227,087)        (18,531,937)
                                     -------------   ----------------------   -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                         27,413,903               30,043,947          47,790,242
  Withdrawals                          (18,179,056)             (35,865,224)       (384,441,174)
                                     -------------   ----------------------   -----------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions             9,234,847               (5,821,277)       (336,650,932)
                                     -------------   ----------------------   -----------------
Increase (decrease) in net assets       17,423,896              (21,048,364)       (355,182,869)

NET ASSETS:
Beginning of period                     74,237,697               95,286,061         450,468,930
                                     -------------   ----------------------   -----------------
End of period                        $  91,661,593   $           74,237,697   $      95,286,061
                                     =============   ======================   =================

----------
/(1)/ For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

     FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolios at June 30, 2003 represent collateral from securities on loan.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned securities lending agent fees as follows:

       ----------------------------------------------------------------------
                                                           SECURITIES LENDING
       MASTER PORTFOLIO                                            AGENT FEES
       ----------------------------------------------------------------------
       LifePath Retirement Master Portfolio                      $      2,073
       LifePath 2010 Master Portfolio                                   7,605
       LifePath 2020 Master Portfolio                                  17,746
       LifePath 2030 Master Portfolio                                   4,732
       LifePath 2040 Master Portfolio                                   2,745
       ----------------------------------------------------------------------

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     As a result of using an index approach to investing, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $36,861, $189,693, $869,326, $408,588, and $288,309, respectively, as of June 30, 2003.
Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

     Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the six months ended June 30, 2003, were as follows:

                                        U.S. GOVERNMENT OBLIGATIONS            OTHER SECURITIES
                                       -----------------------------   -----------------------------
MASTER PORTFOLIO                           PURCHASES           SALES       PURCHASES           SALES
----------------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio   $  16,579,041   $   7,868,567   $    4,142,510  $    3,803,626
LifePath 2010 Master Portfolio            34,982,285      15,101,927        9,707,937      13,220,679
LifePath 2020 Master Portfolio            54,342,211      24,076,693       20,512,862      29,959,625
LifePath 2030 Master Portfolio            34,286,546      21,553,772       22,113,424      14,547,122
LifePath 2040 Master Portfolio            12,660,179       5,514,833       17,422,476      14,816,771

     At June 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                      NET UNREALIZED
                                                 TAX      UNREALIZED      UNREALIZED    APPRECIATION
MASTER PORTFOLIO                                COST    APPRECIATION    DEPRECIATION  (DEPRECIATION)
----------------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio   $  63,610,372   $   2,315,593   $  (1,897,050)  $     418,543
LifePath 2010 Master Portfolio           174,279,468       6,790,765      (8,833,165)     (2,042,400)
LifePath 2020 Master Portfolio           429,600,470       5,990,398     (49,968,210)    (43,977,812)
LifePath 2030 Master Portfolio           144,302,035      12,986,818     (11,384,641)      1,602,177
LifePath 2040 Master Portfolio           121,922,318       2,580,705     (24,031,179)    (21,450,474)

     The Master Portfolios' "tax cost" does not reflect any book/tax adjustments for the period ended June 30, 2003.

4.   PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

                                            SIX
                                   MONTHS ENDED        PERIOD ENDED           YEAR ENDED
                                  JUNE 30, 2003        DECEMBER 31,         FEBRUARY 28,
                                    (Unaudited)           2002/(1)/                 2002
----------------------------------------------------------------------------------------
LIFEPATH RETIREMENT
 MASTER PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.46%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.65%               2.98%                3.73%/(4)/
  Portfolio turnover rate                    28%                 56%                 116%/(5)/
  Total return                             6.21%/(3)/         (1.36)%/(3)/          2.68%
LIFEPATH 2010 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.46%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.45%               2.49%                3.11%/(4)/
  Portfolio turnover rate                    23%                 72%                  86%/(5)/
  Total return                             7.27%/(3)/         (6.43)%/(3)/         (0.70)%
LIFEPATH 2020 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.44%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.21%               2.14%                2.23%/(4)/
  Portfolio turnover rate                    20%                 67%                  86%/(5)/
  Total return                             8.97%/(3)/        (10.18)%/(3)/         (4.99)%
LIFEPATH 2030 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.46%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.07%               1.81%                1.74%/(4)/
  Portfolio turnover rate                    33%                 68%                  53%/(5)/
  Total return                            10.43%/(3)/        (13.05)%/(3)/         (7.82)%
LIFEPATH 2040 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.49%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.03%               1.57%                1.13%/(4)/
  Portfolio turnover rate                    27%                 62%                  15%/(5)/
  Total return                            11.59%/(3)/        (15.63)%/(3)/        (10.48)%

                               YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                             FEBRUARY 28,     FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                     2001             2000            1999            1998
------------------------------------------------------------------------------------------
LIFEPATH RETIREMENT
 MASTER PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       4.40%            4.03%           3.95%           4.46%
  Portfolio turnover rate              58%              55%             66%             39%
  Total return                       6.56%            5.22%           7.10%          12.72%
LIFEPATH 2010 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       3.49%            3.20%           3.12%           3.49%
  Portfolio turnover rate              54%              49%             38%             46%
  Total return                       2.13%            8.32%          10.59%          19.13%
LIFEPATH 2020 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       2.38%            2.27%           2.30%           2.69%
  Portfolio turnover rate              39%              43%             36%             41%
  Total return                      (3.14)%          11.24%          12.82%          24.65%
LIFEPATH 2030 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       1.72%            1.72%           1.74%           2.13%
  Portfolio turnover rate              27%              26%             19%             27%
  Total return                      (5.59)%          13.44%          13.95%          28.62%
LIFEPATH 2040 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       0.90%            0.99%           1.11%           1.45%
  Portfolio turnover rate              20%              29%             19%             34%
  Total return                     (10.41)%          16.41%          15.75%          31.35%

----------
/(1)/ For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
/(2)/   Annualized for periods of less than one year.
/(3)/   Not annualized.
/(4)/ Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(5)/ Portfolio turnover rates excluding in-kind transactions for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.

NOTES:

NOTES:

The LifePath Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI

Investing involves risk, including possible loss of principal.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Barclays Global Investors Funds
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA 02116

                                                                        BARCLAYS

Item 2. Code of Ethics.

    Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

    Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

    Not applicable to this filing.

Item 5.  Listed Company Audit Committees.

    Not applicable to this registrant.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

    Not applicable to this registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures.

    (a) The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Barclays Global Investors Funds are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

    (b) There were no significant changes in the Barclays Global Investors Funds' internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

      (a) Not applicable to this filing.

      (b) Certification letters are attached.

      (c) Section 906 Certifications are attached.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Barclays Global Investors Funds


      By: /s/ Lee T. Kranefuss
      ------------------------------------------
      Lee T. Kranefuss, President
      Date       August 29, 2003
               -------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Lee T. Kranefuss
      -------------------------------------------
      Lee T. Kranefuss, President
      Date      August 29, 2003
              -------------------


      By: /s/ Michael A. Latham
      -------------------------------------------
      Michael A. Latham, Chief Financial Officer
      Date       August 29, 2003
               -------------------